    As filed with the Securities and Exchange Commission on January 3, 2006
                                                 File Nos. 333-67904; 811-05343


================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


    Registration Statement Under the Securities Act of 1933                   [X]
                       Pre-Effective Amendment No.                            [_]
                       Post-Effective Amendment No. 11                        [X]

                            and/or

Registration Statement Under the Investment Company Act of 1940               [X]

                       Amendment No. 188                                      [X]
               (Check Appropriate Box or Boxes)



                 Genworth Life & Annuity VA Separate Account 1

                          (Exact Name of Registrant)


                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)


                            6610 West Broad Street
                           Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)


                                (804) 281-6000

              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel

                  Genworth Life and Annuity Insurance Company

                            6610 West Broad Street
                           Richmond, Virginia 23230

               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------
Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement


It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:


[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Scheduled Purchase Payment Variable Deferred Annuity Contracts


================================================================================

                                    Part A

Part A of Post-Effective Amendment No. 9 to this Registration Statement which went effective April 29, 2005 (SEC File No. 333-67904) including the form of the prospectus and any supplements thereto are herein incorporated by reference.

                    Statement of Additional Information For
        Scheduled Purchase Payment Variable Deferred Annuity Contracts

                                Form P1161 3/01

                                  Issued by:

  Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity
                              Assurance Company)
  Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity
                              Separate Account 4)

                            6610 West Broad Street
                           Richmond, Virginia 23230

                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005 (last amended December 5, 2005), for the Scheduled Purchase Payment Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) through its Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4). The terms used in the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:


Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company (formerly, GE
          Life and Annuity Assurance Company)
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative.



The date of this Statement of Additional Information is April 29, 2005 (last amended January 3, 2006).

Table of Contents





       The Company..................................................  B-3

       The Variable Account.........................................  B-4

       The Contracts................................................  B-4
          Net Investment Factor.....................................  B-4

       Termination of Participation Agreement.......................  B-5

       Calculation of Performance Data..............................  B-5
          The Subaccount............................................  B-5
          Other Performance Data....................................  B-7

       Tax Matters..................................................  B-7
          Taxation of Genworth Life and Annuity Insurance Company
            (formerly, GE Life and Annuity Assurance Company).......  B-7
          IRS Required Distributions................................  B-8

       General Provisions...........................................  B-8
          Using the Contracts as Collateral.........................  B-8
          The Beneficiary...........................................  B-9
          Non-Participating.........................................  B-9
          Misstatement of Age or Gender.............................  B-9
          Incontestability..........................................  B-9
          Statement of Values.......................................  B-9
          Trust as Owner or Beneficiary.............................  B-9
          Written Notice............................................  B-9

       Legal Developments Regarding Employment-Related Benefit Plans B-10

       Regulation of Genworth Life and Annuity Insurance Company
       (formerly, GE Life and Annuity Assurance Company)............ B-10

       Experts...................................................... B-10

       Financial Statements......................................... B-10

THE COMPANY
                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital"), a subsidiary of General Electric Company ("GE"), acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA" or "GE Capital Assurance"). As part of an internal reorganization of GEFAHI's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.


                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.


                      As of December 7, 2005, GE beneficially owned approximately 18% of Genworth's outstanding common stock. GE indicated in November 2005 that it expects to divest its remaining interest in Genworth by the end of 2006.

                      On January 1, 2006 we changed our name from GE Life and Annuity Assurance Company to Genworth Life and Annuity Insurance Company.

                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, secured medium-term notes, Medicare supplement insurance, and life insurance policies. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.


                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of insurance, investment and retirement products, primarily in North America. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection. We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses and unallocated corporate income, expenses and income taxes.

                      Our financial information, including the information contained in this Statement of Additional Information and in the report filed on Form 10-K, quarterly reports on Form 10-Q, current reports on Form 8-K and any amendments to the above mentioned reports, will be made available upon request. Alternatively, reports filed with the SEC may be viewed or obtained at the SEC Public Reference Room in Washington, D.C., or at the SEC's Internet site at www.sec.gov.

                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.


THE VARIABLE
ACCOUNT
                      In accordance with the Board Resolution establishing the Variable Account, such Variable Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the " Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.


THE CONTRACTS

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccount during a Valuation Period. The net
                      investment factor of the Subaccount for a Valuation
                      Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the assets of the Subaccount at
                                the end of the preceding Valuation Period; plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against the Subaccount for
                                taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and

                        (b) is the value of the net assets of the Subaccount at
                            the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge. This factor is shown in your contract.

                      We will value the Subaccount's assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF
PARTICIPATION
AGREEMENT
                      The participation agreement pursuant to which the GE Investments Funds, Inc. -- Total Return Fund sells its shares to the Variable Account contains a provision regarding the circumstances in which the Agreement may be terminated.

                      The participation agreement with GE Investments Funds, Inc. may be terminated at the option of any party upon six months written notice to the other, unless a shorter time is agreed upon by the parties.

CALCULATION OF
PERFORMANCE
DATA
                      From time to time, we may disclose total return and other performance data for the Subaccount pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of Purchase Payments and are generally based on the rules of the state in which you reside.

THE SUBACCOUNT        Total Return.  Sales literature or advertisements may
                      quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the Portfolio adjusted for the level of the Variable Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values.

                      We calculate the unit value for each Valuation Period based on the performance of the Subaccount investing in the GE Investments Funds, Inc. -- Total Return Fund, after deductions for the charges and expenses of the GE Investments Funds, Inc. -- Total Return Fund, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Variable Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of your assets in the Variable Account), $196.80 for all the available rider options and a $10.00 billing fee.

                      Total return does not consider the deduction of any premium taxes.

                      Total return will then be calculated according to the following formula:

                      TR = (ERV/P)/1/N - /1

                      where:

TR  =   the average annual total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

                      Past performance is not a guarantee of future results.

                      The GE Investments Funds, Inc. -- Total Return Fund has provided the price information used to calculate the adjusted historical performance of the Subaccount; we have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standard format described above. The cumulative
                      total return will be calculated using the following formula:

                      CTR = (ERV/P) - 1

                      where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.

                      Other non-standardized quotations of GE Investments Funds, Inc. -- Total Return Fund performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of GE Investments Funds, Inc. -- Total Return Fund performance with standardized performance quotations.


TAX
MATTERS

TAXATION OF GENWORTH  We do not expect to incur any Federal income tax
LIFE AND ANNUITY      liability attributable to investment income or capital
INSURANCE COMPANY     gains retained as part of the reserves under the
(FORMERLY, GE LIFE    contracts. (See the "Federal Tax Matters" section of the
AND ANNUITY ASSURANCE prospectus.) Based upon these expectations, no charge is
COMPANY)              being made currently to the Variable Account for Federal
                      income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Variable Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.


                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Variable Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any Owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

                        (b) if any Owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                Owner's death; or

                            (2) as income payments which will begin within one
                                year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                      The "designated beneficiary" generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent and a Joint Owner, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

                      Contracts issued as Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

                      Other rules apply to contracts issued as Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment. The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments. See the "Federal Tax Matters" provision of this prospectus.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If an Annuitant's age or gender is misstated on the
AGE OR GENDER         contract data page, any contract benefits or proceeds, or
                      availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract except as provided in
                      any rider.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after the report date. The
                      statement will show Contract Value, Purchase Payments, and charges made during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the Owner at the last known address on file with the Company.

LEGAL
DEVELOPMENTS
REGARDING
EMPLOYMENT-
RELATED
BENEFIT PLANS
                      On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


REGULATION OF
GENWORTH LIFE
AND ANNUITY
INSURANCE COMPANY
(FORMERLY,
GE LIFE AND
ANNUITY
ASSURANCE
COMPANY)

                      Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.




EXPERTS
                      The financial statements of the Separate Account as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



FINANCIAL
STATEMENTS
                      This Statement of Additional Information contains the financial statements of the Separate Account, as of December 31, 2004 and for each of the years or lesser periods in the two-year period then ended December 31, 2004. The consolidated financial statements of the Company and subsidiary included in the prospectus should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such consolidated financial statements of the Company and subsidiary should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                             Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2004

                                                                            Page
                                                                            -----
Independent Registered Public Accounting Firm's Report.....................   F-1

Statements of Assets and Liabilities.......................................   F-3

Statements of Operations...................................................  F-27

Statements of Changes in Net Assets........................................  F-55

Notes to Financial Statements.............................................. F-101

            Report of Independent Registered Public Accounting Firm

Contract Owners
GE Life & Annuity Separate Account 4
  and
The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying statements of assets and liabilities, of GE Life & Annuity Separate Account 4 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares, AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation
Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Premier Equity
Fund -- Series I shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Premier Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B, AllianceBernstein Technology Portfolio -- Class B; American Century Variable Portfolios, Inc -- VP Income & Growth Fund -- Class I, VP Ultra Fund -- Class I, VP Value Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio; Eaton Vance Variable
Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income
Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap
Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio -- Service Shares, Core Equity Portfolio -- Institutional Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Growth Portfolio -- Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth
Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Merrill Lynch Variable Series Fund, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares, Merrill Lynch Value Opportunities V.I.
Fund -- Class III Shares; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust
Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable

Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation
Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street
Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio --  Class II, Jennison
Portfolio -- Class II Shares, SP William Blair International Growth
Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds, Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares and Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth
Portfolio -- Class II Shares) as of December 31, 2004, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2004, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period ended, and their financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                               December 31, 2004

                                                                AIM Variable Insurance Funds
                              ------------------------------------------------------------------------------------------------
                                                                  AIM V.I.        AIM V.I.                        AIM V.I.
                                 AIM V.I.         AIM V.I.         Capital         Capital        AIM V.I.       Government
                                Aggressive      Basic Value     Appreciation     Development     Core Equity     Securities
                              Growth Fund --      Fund --          Fund --         Fund --         Fund --         Fund --
                              Series I shares Series II shares Series I shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2a):....     $3,127         22,781,715      23,532,516         8,984           4,881           2,958
Dividend receivable..........         --                 --              --            --              --              --
Receivable from
  affiliate (note 4b)........         --                 --              --            --              --              --
Receivable for units sold....         --            115,868           7,866            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
       Total assets..........      3,127         22,897,583      23,540,382         8,984           4,881           2,958
                                  ------         ----------      ----------         -----           -----           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --                974           1,011            --               1               1
Payable for units
  withdrawn..................         --                 --              --            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
       Total liabilities.....         --                974           1,011            --               1               1
                                  ------         ----------      ----------         -----           -----           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $3,127         22,896,609      23,539,371         8,984           4,880           2,957
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --                 --              --            --              --              --
   GE Life and Annuity
     (note 4d)...............         --                 --              --            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
Net assets                        $3,127         22,896,609      23,539,371         8,984           4,880           2,957
                                  ======         ==========      ==========         =====           =====           =====
Investments in
  securities, at cost........     $2,783         20,523,763      20,981,289         7,476           4,512           3,051
                                  ======         ==========      ==========         =====           =====           =====
Shares outstanding...........        264          1,937,221       1,037,132           612             216             245
                                  ======         ==========      ==========         =====           =====           =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


                                                   AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------------------------------

                                                  AIM V.I.        AIM V.I.        AIM V.I.
                                 AIM V.I.      International   Premier Equity    Technology        AIM V.I.
                              Growth Fund --   Growth Fund --      Fund --         Fund --     Utilities Fund --
                              Series I shares Series II shares Series I shares Series I shares  Series I shares
                              --------------- ---------------- --------------- --------------- -----------------
Assets
Investments at fair
  market value (note 2a):....   $10,691,767       370,300        32,409,039         9,332            2,166
Dividend receivable..........            --            --                --            --               --
Receivable from
  affiliate (note 4b)........            --            --                --            --               --
Receivable for units sold....         1,301       144,358                --            --               --
                                -----------       -------        ----------         -----            -----
       Total assets..........    10,693,068       514,658        32,409,039         9,332            2,166
                                -----------       -------        ----------         -----            -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           457            18             1,390             1                1
Payable for units
  withdrawn..................            --            --             1,938            --               --
                                -----------       -------        ----------         -----            -----
       Total liabilities.....           457            18             3,328             1                1
                                -----------       -------        ----------         -----            -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $10,692,611       514,640        32,405,711         9,331            2,165
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --            --                --            --               --
   GE Life and Annuity
     (note 4d)...............            --            --                --            --               --
                                -----------       -------        ----------         -----            -----
Net assets...................   $10,692,611       514,640        32,405,711         9,331            2,165
                                ===========       =======        ==========         =====            =====
Investments in
  securities, at cost........   $ 9,986,596       357,422        32,233,426         8,927            1,687
                                ===========       =======        ==========         =====            =====
Shares outstanding...........       666,154        18,845         1,521,551           751              139
                                ===========       =======        ==========         =====            =====

                                   The Alger American Fund
                              ----------------------------------
                                                      Alger
                                     Alger        American Small
                                   American       Capitalization
                              Growth Portfolio --  Portfolio --
                                Class O Shares    Class O Shares
                              ------------------- --------------
Assets
Investments at fair
  market value (note 2a):....     127,731,674       80,384,768
Dividend receivable..........              --               --
Receivable from
  affiliate (note 4b)........               7               --
Receivable for units sold....              --               --
                                  -----------       ----------
       Total assets..........     127,731,681       80,384,768
                                  -----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           5,104            3,203
Payable for units
  withdrawn..................          77,560           22,345
                                  -----------       ----------
       Total liabilities.....          82,664           25,548
                                  -----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     127,506,915       80,294,452
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         142,102           64,768
   GE Life and Annuity
     (note 4d)...............              --               --
                                  -----------       ----------
Net assets...................     127,649,017       80,359,220
                                  ===========       ==========
Investments in
  securities, at cost........     150,418,510       73,288,074
                                  ===========       ==========
Shares outstanding...........       3,637,007        3,967,659
                                  ===========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------
                               AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                               Growth and Income   International Value     Premier Growth      Small Cap Growth
                              Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              -------------------- -------------------- -------------------- --------------------
Assets
Investments at fair
  market value (note 2a):....     $188,514,205           635,857             32,414,451           10,543,856
Dividend receivable..........               --                --                     --                   --
Receivable from
  affiliate (note 4b)........                2                --                     --                    1
Receivable for units sold....            8,417             1,036                  4,684                   --
                                  ------------           -------             ----------           ----------
       Total assets..........      188,522,624           636,893             32,419,135           10,543,857
                                  ------------           -------             ----------           ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            7,997                29                  1,391                  449
Payable for units
  withdrawn..................               --                --                     --                2,884
                                  ------------           -------             ----------           ----------
       Total liabilities.....            7,997                29                  1,391                3,333
                                  ------------           -------             ----------           ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $188,510,911           636,864             32,417,744           10,540,524
   Variable deferred
     annuity contract
     owners in
     the annuitization
     period..................            3,716                --                     --                   --
   GE Life and Annuity
     (note 4d)...............               --                --                     --                   --
                                  ------------           -------             ----------           ----------
Net assets                        $188,514,627           636,864             32,417,744           10,540,524
                                  ============           =======             ==========           ==========
Investments in
  securities, at cost........     $160,429,001           611,723             31,235,225            8,661,123
                                  ============           =======             ==========           ==========
Shares outstanding...........        7,897,537            38,282              1,402,616              914,472
                                  ============           =======             ==========           ==========

                              ---------------------
                               AllianceBernstein
                                   Technology
                              Portfolio -- Class B
                              --------------------
Assets
Investments at fair
  market value (note 2a):....      4,152,835
Dividend receivable..........             --
Receivable from
  affiliate (note 4b)........             --
Receivable for units sold....            492
                                   ---------
       Total assets..........      4,153,327
                                   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            174
Payable for units
  withdrawn..................             --
                                   ---------
       Total liabilities.....            174
                                   ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      4,153,153
   Variable deferred
     annuity contract
     owners in
     the annuitization
     period..................             --
   GE Life and Annuity
     (note 4d)...............             --
                                   ---------
Net assets                         4,153,153
                                   =========
Investments in
  securities, at cost........      3,796,919
                                   =========
Shares outstanding...........        275,387
                                   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                  American Century Variable Portfolios, Inc.                            Dreyfus
                              -------------------------------------------------- -------------------------------------
                                                                                                         Dreyfus
                                                                                    The Dreyfus         Investment
                                                                                      Socially        Portfolios --
                                                                                 Responsible Growth       MidCap
                              VP Income & Growth    VP Ultra        VP Value       Fund, Inc. --    Stock Portfolio --
                               Fund -- Class I   Fund -- Class I Fund -- Class I   Initial Shares     Initial Shares
                              ------------------ --------------- --------------- ------------------ ------------------
Assets
Investments at fair
  market value (note 2a):....       $3,340            3,331          16,914          5,816,269            1,400
Dividend receivable..........           --               --              --                 --               --
Receivable from
  affiliate (note 4b)........           --               --              --                 --               --
Receivable for units sold....           --               --              --                 --               --
                                    ------            -----          ------          ---------            -----
       Total assets..........        3,340            3,331          16,914          5,816,269            1,400
                                    ------            -----          ------          ---------            -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           --                1               2                245                1
Payable for units
  withdrawn..................           --               --              --                923               --
                                    ------            -----          ------          ---------            -----
       Total liabilities.....           --                1               2              1,168                1
                                    ------            -----          ------          ---------            -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       $3,340            3,330          16,912          5,815,101            1,399
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --               --              --                 --               --
   GE Life and Annuity
     (note 4d)...............           --               --              --                 --               --
                                    ------            -----          ------          ---------            -----
Net assets...................       $3,340            3,330          16,912          5,815,101            1,399
                                    ======            =====          ======          =========            =====
Investments in
  securities, at cost........       $2,467            3,184          15,503          6,594,767            1,286
                                    ======            =====          ======          =========            =====
Shares outstanding...........          456              328           1,933            231,079               79
                                    ======            =====          ======          =========            =====

                              -----------------

                              Dreyfus Variable
                                 Investment
                                  Fund --
                                Money Market
                                 Portfolio
                              ----------------
Assets
Investments at fair
  market value (note 2a):....      24,261
Dividend receivable..........          10
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                                   ------
       Total assets..........      24,271
                                   ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           2
Payable for units
  withdrawn..................          --
                                   ------
       Total liabilities.....           2
                                   ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      24,269
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   GE Life and Annuity
     (note 4d)...............          --
                                   ------
Net assets...................      24,269
                                   ======
Investments in
  securities, at cost........      24,261
                                   ======
Shares outstanding...........      24,261
                                   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                    Eaton Vance Variable Trust       Evergreen Variable Annuity Trust
                              -------------------------------------- --------------------------------
                              VT Floating- VT Income  VT Worldwide             Evergreen VA
                              Rate Income   Fund of  Health Sciences          Omega Fund --
                                  Fund      Boston        Fund                   Class 2
                              ------------ --------- --------------- --------------------------------
Assets
Investments at fair
  market value (note 2a):.... $30,850,007     --       10,250,843                148,652
Dividend receivable..........      81,254     --               --                     --
Receivable from
  affiliate (note 4b)........           1     --               --                     --
Receivable for units sold....     188,509     --           30,691                     --
                              -----------     --       ----------                -------
       Total assets..........  31,119,771     --       10,281,534                148,652
                              -----------     --       ----------                -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,319     --              435                      8
Payable for units
  withdrawn..................          --     --               --                     --
                              -----------     --       ----------                -------
       Total liabilities.....       1,319     --              435                      8
                              -----------     --       ----------                -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $31,118,452     --       10,278,974                148,644
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --     --            2,125                     --
   GE Life and Annuity
     (note 4d)...............          --     --               --                     --
                              -----------     --       ----------                -------
Net assets................... $31,118,452     --       10,281,099                148,644
                              ===========     ==       ==========                =======
Investments in
  securities, at cost........ $30,808,292     --        9,635,113                137,094
                              ===========     ==       ==========                =======
Shares outstanding...........   3,054,456     --          911,997                  9,233
                              ===========     ==       ==========                =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                    Federated Insurance Series
                              -----------------------------------------------------------------------
                              Federated               Federated   Federated
                               American              High Income High Income               Federated
                               Leaders    Federated     Bond        Bond       Federated    Kaufmann
                              Fund II --   Capital   Fund II --  Fund II --  International Fund II --
                               Primary     Income      Primary     Service   Small Company  Service
                                Shares     Fund II     Shares      Shares       Fund II      Shares
                              ----------- ---------- ----------- ----------- ------------- ----------
Assets
Investments at fair
  market value (note 2a):.... $64,104,103 24,118,060 67,280,915  46,249,537       --       31,894,978
Dividend receivable..........          --         --         --          --       --               --
Receivable from
  affiliate (note 4b)........          --         --          1           1       --               --
Receivable for units sold....          --         --      8,290      30,384       --           62,489
                              ----------- ---------- ----------  ----------       --       ----------
       Total assets..........  64,104,103 24,118,060 67,289,206  46,279,922       --       31,957,467
                              ----------- ---------- ----------  ----------       --       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,540        946      2,680       1,977       --            1,347
Payable for units
  withdrawn..................      26,928          5         --          --       --               --
                              ----------- ---------- ----------  ----------       --       ----------
       Total liabilities.....      29,468        951      2,680       1,977       --            1,347
                              ----------- ---------- ----------  ----------       --       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $64,074,635 24,113,838 67,209,050  46,277,945       --       31,956,120
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --      3,271     77,476          --       --               --
   GE Life and Annuity
     (note 4d)...............          --         --         --          --       --               --
                              ----------- ---------- ----------  ----------       --       ----------
Net assets................... $64,074,635 24,117,109 67,286,526  46,277,945       --       31,956,120
                              =========== ========== ==========  ==========       ==       ==========
Investments in
  securities, at cost........ $57,597,215 27,055,842 63,771,999  43,315,754       --       28,031,031
                              =========== ========== ==========  ==========       ==       ==========
Shares outstanding...........   3,101,311  2,719,060  8,204,990   5,660,898       --        2,444,060
                              =========== ========== ==========  ==========       ==       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                  Fidelity Variable Insurance Products Fund
                              ----------------------------------------------------------------------------------
                                                                                      VIP Dynamic
                                              VIP Asset                      VIP        Capital
                                VIP Asset    Manager/SM        VIP      Contrafund(R) Appreciation  VIP Equity-
                               Manager/SM/  /Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income
                              Portfolio --     Service    Portfolio --     Service      Service    Portfolio --
                              Initial Class    Class 2    Initial Class    Class 2      Class 2    Initial Class
                              ------------- ------------- ------------- ------------- ------------ -------------
Assets
Investments at fair
  market value (note 2a):.... $177,990,505    6,368,149    373,241,105   126,126,012   1,348,151    424,197,793
Dividend receivable..........           --           --             --            --          --             --
Receivable from
  affiliate (note 4b)........           --           --             --             1          --             --
Receivable for units sold....           --           76             --        18,018          --             --
                              ------------    ---------    -----------   -----------   ---------    -----------
       Total assets..........  177,990,505    6,368,225    373,241,105   126,144,031   1,348,151    424,197,793
                              ------------    ---------    -----------   -----------   ---------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        6,109          317         14,729         5,389          59         16,291
Payable for units
  withdrawn..................      106,874           --         53,412            --          --        111,348
                              ------------    ---------    -----------   -----------   ---------    -----------
       Total liabilities.....      112,983          317         68,141         5,389          59        127,639
                              ------------    ---------    -----------   -----------   ---------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $177,744,843    6,367,908    373,090,104   126,138,642   1,348,092    423,912,170
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      132,679           --         82,860            --          --        157,984
   GE Life and Annuity
     (note 4d)...............           --           --             --            --          --             --
                              ------------    ---------    -----------   -----------   ---------    -----------
Net assets................... $177,877,522    6,367,908    373,172,964   126,138,642   1,348,092    424,070,154
                              ============    =========    ===========   ===========   =========    ===========
Investments in
  securities, at cost........ $178,598,188    6,104,196    308,027,460   103,500,387   1,270,285    363,534,662
                              ============    =========    ===========   ===========   =========    ===========
Shares outstanding...........   11,985,893      434,983     14,021,078     4,786,566     189,613     16,720,449
                              ============    =========    ===========   ===========   =========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                                  Income         Income         Income      Opportunities  VIP Growth
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                              --------------- ------------- --------------- ------------- -------------
Assets
Investments at fair
  market value (note 2a):....  $135,301,291    96,781,856     32,923,050     30,779,548    232,549,956
Dividend receivable..........            --            --             --             --             --
Receivable from
  affiliate (note 4b)........            --            --             --             --              3
Receivable for units sold....        81,270            --          5,017             --             --
                               ------------    ----------     ----------     ----------    -----------
       Total assets..........   135,382,561    96,781,856     32,928,067     30,779,548    232,549,959
                               ------------    ----------     ----------     ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         5,795         3,874          1,408          1,225          8,885
Payable for units
  withdrawn..................            --        21,728             --         16,237        152,145
                               ------------    ----------     ----------     ----------    -----------
       Total liabilities.....         5,795        25,602          1,408         17,462        161,030
                               ------------    ----------     ----------     ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $135,376,766    96,749,803     32,926,659     30,762,086    232,355,723
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --         6,451             --             --         33,206
   GE Life and Annuity
     (note 4d)...............            --            --             --             --             --
                               ------------    ----------     ----------     ----------    -----------
Net assets...................  $135,376,766    96,756,254     32,926,659     30,762,086    232,388,929
                               ============    ==========     ==========     ==========    ===========
Investments in
  securities, at cost........  $113,431,092    94,133,795     29,674,828     31,738,740    253,990,779
                               ============    ==========     ==========     ==========    ===========
Shares outstanding...........     5,392,638     6,957,718      2,401,389      1,915,342      7,264,916
                               ============    ==========     ==========     ==========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                         Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                                                             VIP Value
                                VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2a):....   $55,295,601      37,416       191,006,277    83,774,623      1,594,742
Dividend receivable..........            --          --                --            --             --
Receivable from
  affiliate (note 4b)........             4          --                --             1             --
Receivable for units sold....         2,680          --           418,236        20,982             --
                                -----------      ------       -----------    ----------      ---------
       Total assets..........    55,298,285      37,416       191,424,513    83,795,606      1,594,742
                                -----------      ------       -----------    ----------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         2,360           2             8,008         3,176             70
Payable for units
  withdrawn..................            --          --                --            --             34
                                -----------      ------       -----------    ----------      ---------
       Total liabilities.....         2,360           2             8,008         3,176            104
                                -----------      ------       -----------    ----------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $55,295,925      37,414       191,410,415    83,792,430      1,594,638
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --          --             6,090            --             --
   GE Life and Annuity
     (note 4d)...............            --          --                --            --             --
                                -----------      ------       -----------    ----------      ---------
Net assets...................   $55,295,925      37,414       191,416,505    83,792,430      1,594,638
                                ===========      ======       ===========    ==========      =========
Investments in
  securities, at cost........   $51,500,594      24,346       144,754,016    67,261,865      1,442,343
                                ===========      ======       ===========    ==========      =========
Shares outstanding...........     1,747,649       1,240         6,392,446     4,781,657        112,782
                                ===========      ======       ===========    ==========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                  Franklin Templeton Variable Insurance Products Trust
                              -------------------------------------------------------------
                                                                                 Templeton
                                                           Templeton  Templeton    Global
                              Franklin Large Mutual Shares  Foreign    Foreign     Asset
                                Cap Growth    Securities   Securities Securities Allocation
                                Securities      Fund --     Fund --    Fund --    Fund --
                                 Fund --        Class 2     Class I    Class 2    Class 2
                              Class 2 Shares    Shares       Shares     Shares     Shares
                              -------------- ------------- ---------- ---------- ----------
Assets
Investments at fair
  market value (note 2a):....     $1,238           1        155,926     23,604       --
Dividend receivable..........         --          --             --         --       --
Receivable from
  affiliate (note 4b)........         --          --             --         --       --
Receivable for units sold....         --          --          3,917         --       --
                                  ------          --        -------     ------       --
       Total assets..........      1,238           1        159,843     23,604       --
                                  ------          --        -------     ------       --
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --           1              7          2       --
Payable for units
  withdrawn..................         --          --             --         --       --
                                  ------          --        -------     ------       --
       Total liabilities.....         --           1              7          2       --
                                  ------          --        -------     ------       --
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $1,238          --        159,836     23,602       --
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --          --             --         --       --
   GE Life and Annuity
     (note 4d)...............         --          --             --         --       --
                                  ------          --        -------     ------       --
Net assets...................     $1,238          --        159,836     23,602       --
                                  ======          ==        =======     ======       ==
Investments in
  securities, at cost........     $1,191          --        155,142     20,157       --
                                  ======          ==        =======     ======       ==
Shares outstanding...........         83          --         10,731      1,645       --
                                  ======          ==        =======     ======       ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                Global                International   Mid-Cap     Money        Premier
                                Income      Income       Equity       Equity      Market    Growth Equity
                                 Fund        Fund         Fund         Fund        Fund         Fund
                              ----------- ----------- ------------- ----------- ----------- -------------
Assets
Investments at fair
  market value (note 2a):.... $15,876,902 126,636,774  44,729,846   224,687,319 254,000,281  127,170,537
Dividend receivable..........          --          --          --            --     395,845           --
Receivable from
  affiliate (note 4b)........          --           1          --             5           3           --
Receivable for units sold....          --          --     118,262            --          --       78,558
                              ----------- -----------  ----------   ----------- -----------  -----------
       Total assets..........  15,876,902 126,636,775  44,848,108   224,687,324 254,396,129  127,249,095
                              ----------- -----------  ----------   ----------- -----------  -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         314       5,143       1,130         9,268      10,361        5,299
Payable for units
  withdrawn..................           1       1,278          --         2,541     907,147           --
                              ----------- -----------  ----------   ----------- -----------  -----------
       Total liabilities.....         315       6,421       1,130        11,809     917,508        5,299
                              ----------- -----------  ----------   ----------- -----------  -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $ 8,329,336 126,630,354  28,421,065   224,629,789 253,447,618  127,003,550
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --          --        45,726      31,003      240,246
   GE Life and Annuity
     (note 4d)...............   7,547,251          --  16,425,913            --          --           --
                              ----------- -----------  ----------   ----------- -----------  -----------
Net assets................... $15,876,587 126,630,354  44,846,978   224,675,515 253,478,621  127,243,796
                              =========== ===========  ==========   =========== ===========  ===========
Investments in
  securities, at cost........ $14,376,833 133,521,726  37,935,077   199,863,823 254,000,281  111,472,285
                              =========== ===========  ==========   =========== ===========  ===========
Shares outstanding...........   1,308,895  10,337,696   4,582,976    12,257,901 254,000,281    1,696,738
                              =========== ===========  ==========   =========== ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                               GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------
                              Real Estate  S&P 500(R)   Small-Cap     Total        U.S.       Value
                              Securities     Index     Value Equity   Return      Equity      Equity
                                 Fund         Fund         Fund        Fund        Fund        Fund
                              ------------ ----------- ------------ ----------- ----------- ----------
Assets
Investments at fair
  market value (note 2a):.... $137,236,069 543,757,474 109,269,372  498,138,606 101,830,456 34,466,735
Dividend receivable..........           --          --          --           --          --         --
Receivable from
  affiliate (note 4b)........            1          10           2           --           2         --
Receivable for units sold....      150,803          --      33,679    1,092,252          --     88,963
                              ------------ ----------- -----------  ----------- ----------- ----------
       Total assets..........  137,386,873 543,757,484 109,303,053  499,230,858 101,830,458 34,555,698
                              ------------ ----------- -----------  ----------- ----------- ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,520      22,064       4,628       21,544       4,241      1,479
Payable for units
  withdrawn..................           --     438,921          --           --      39,023         --
                              ------------ ----------- -----------  ----------- ----------- ----------
       Total liabilities.....        5,520     460,985       4,628       21,544      43,264      1,479
                              ------------ ----------- -----------  ----------- ----------- ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $137,381,353 543,192,219 109,298,425  499,202,648 101,648,441 34,554,219
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --     104,280          --        6,666     138,753         --
   GE Life and Annuity
     (note 4d)...............           --          --          --           --          --         --
                              ------------ ----------- -----------  ----------- ----------- ----------
Net assets................... $137,381,353 543,296,499 109,298,425  499,209,314 101,787,194 34,554,219
                              ============ =========== ===========  =========== =========== ==========
Investments in
  securities, at cost........ $122,594,496 508,196,296  99,780,454  467,914,365  92,933,400 29,872,729
                              ============ =========== ===========  =========== =========== ==========
Shares outstanding...........    7,023,340  24,383,743   8,022,715   31,192,148   3,029,767  3,527,813
                              ============ =========== ===========  =========== =========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                         Greenwich
                              Goldman Sachs Variable   Street Series
                                  Insurance Trust           Fund                        Janus Aspen Series
                              ----------------------- ---------------- -----------------------------------------------------
                                                          Salomon
                                                          Brothers                                   Capital      Capital
                                Goldman    Goldman        Variable       Balanced      Balanced   Appreciation  Appreciation
                                 Sachs      Sachs        Aggressive    Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Growth and   Mid Cap         Growth      Institutional   Service    Institutional   Service
                              Income Fund Value Fund  Fund -- Class II    Shares        Shares       Shares        Shares
                              ----------- ----------- ---------------- ------------- ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2a):.... $34,832,784 191,708,578    5,884,209      341,276,387  125,982,885   149,767,154   24,591,364
Dividend receivable..........          --          --           --               --           --            --           --
Receivable from
  affiliate (note 4b)........          --           4           --               --           --            --           --
Receivable for units sold....     164,114          --       14,486               --       44,290            --        7,306
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
       Total assets..........  34,996,898 191,708,582    5,898,695      341,276,387  126,027,175   149,767,154   24,598,670
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,399       7,658          254           13,461        5,415         6,051        1,047
Payable for units
  withdrawn..................          --      44,803           --          168,758           --        38,668           --
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
       Total liabilities.....       1,399      52,461          254          182,219        5,415        44,719        1,047
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $34,995,499 191,656,121    5,898,441      341,085,659  126,021,760   149,452,381   24,597,623
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --           --            8,509           --       270,054           --
   GE Life and Annuity
     (note 4d)...............          --          --           --               --           --            --           --
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Net assets................... $34,995,499 191,656,121    5,898,441      341,094,168  126,021,760   149,722,435   24,597,623
                              =========== ===========    =========      ===========  ===========   ===========   ==========
Investments in
  securities, at cost........ $29,707,327 162,894,611    5,404,790      325,483,297  114,664,149   147,035,666   20,869,772
                              =========== ===========    =========      ===========  ===========   ===========   ==========
Shares outstanding...........   2,974,619  12,546,373      279,535       13,992,472    4,991,398     6,093,049    1,008,256
                              =========== ===========    =========      ===========  ===========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------------
                                                                         Global Life       Global
                                  Core Equity        Flexible Income       Sciences      Technology          Growth
                                  Portfolio --         Portfolio --      Portfolio --   Portfolio --      Portfolio --
                              Institutional Shares Institutional Shares Service Shares Service Shares Institutional Shares
                              -------------------- -------------------- -------------- -------------- --------------------
Assets
Investments at fair
  market value (note 2a):....        $6,225             54,729,466        15,258,211     15,948,030       196,666,273
Dividend receivable..........            --                     --                --             --                --
Receivable from
  affiliate (note 4b)........            --                      1                --              2                --
Receivable for units sold....            --                     --                --             --                --
                                     ------             ----------        ----------     ----------       -----------
       Total assets..........         6,225             54,729,467        15,258,211     15,948,032       196,666,273
                                     ------             ----------        ----------     ----------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             1                  2,159               632            645             7,701
Payable for units
  withdrawn..................            --                 14,075            24,730         21,191            80,284
                                     ------             ----------        ----------     ----------       -----------
       Total liabilities.....             1                 16,234            25,362         21,836            87,985
                                     ------             ----------        ----------     ----------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        $6,224             54,713,233        15,232,849     15,922,913       196,533,671
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --                     --                --          3,283            44,617
   GE Life and Annuity
     (note 4d)...............            --                     --                --             --                --
                                     ------             ----------        ----------     ----------       -----------
Net assets...................        $6,224             54,713,233        15,232,849     15,926,196       196,578,288
                                     ======             ==========        ==========     ==========       ===========
Investments in
  securities, at cost........        $5,491             56,058,212        13,803,576     15,778,698       212,828,012
                                     ======             ==========        ==========     ==========       ===========
Shares outstanding...........           338              4,508,193         1,938,782      4,492,403         9,799,017
                                     ======             ==========        ==========     ==========       ===========

                              ---------------

                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2a):....   16,681,317
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....           --
                                ----------
       Total assets..........   16,681,317
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          714
Payable for units
  withdrawn..................      169,122
                                ----------
       Total liabilities.....      169,836
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   16,511,481
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   GE Life and Annuity
     (note 4d)...............           --
                                ----------
Net assets...................   16,511,481
                                ==========
Investments in
  securities, at cost........   16,448,692
                                ==========
Shares outstanding...........      840,792
                                ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------------
                                 International     International        Mid Cap           Mid Cap          Worldwide
                                     Growth            Growth            Growth            Growth            Growth
                                  Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                              Institutional Shares Service Shares Institutional Shares Service Shares Institutional Shares
                              -------------------- -------------- -------------------- -------------- --------------------
Assets
Investments at fair
  market value (note 2a):....     $96,356,563        25,981,651       136,640,617        15,384,913       225,962,856
Dividend receivable..........              --                --                --                --                --
Receivable from
  affiliate (note 4b)........              --                --                --                --                 2
Receivable for units sold....              --                --                --           166,132                --
                                  -----------        ----------       -----------        ----------       -----------
       Total assets..........      96,356,563        25,981,651       136,640,617        15,551,045       225,962,858
                                  -----------        ----------       -----------        ----------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           3,803             1,102             5,407               655             8,743
Payable for units
  withdrawn..................         201,216               308            48,927                --           258,348
                                  -----------        ----------       -----------        ----------       -----------
       Total liabilities.....         205,019             1,410            54,334               655           267,091
                                  -----------        ----------       -----------        ----------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $96,024,774        25,980,241       136,368,561        15,550,390       225,567,538
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         126,770                --           217,722                --           128,229
   GE Life and Annuity
     (note 4d)...............              --                --                --                --                --
                                  -----------        ----------       -----------        ----------       -----------
Net assets...................     $96,151,544        25,980,241       136,586,283        15,550,390       225,695,767
                                  ===========        ==========       ===========        ==========       ===========
Investments in
  securities, at cost........     $79,254,593        20,996,980       159,631,679        13,765,502       260,600,838
                                  ===========        ==========       ===========        ==========       ===========
Shares outstanding...........       3,545,127           964,427         5,287,950           606,661         8,437,747
                                  ===========        ==========       ===========        ==========       ===========

                              ---------------
                                Worldwide
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2a):....   20,556,413
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....        1,468
                                ----------
       Total assets..........   20,557,881
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          876
Payable for units
  withdrawn..................           --
                                ----------
       Total liabilities.....          876
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   20,557,005
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   GE Life and Annuity
     (note 4d)...............           --
                                ----------
Net assets...................   20,557,005
                                ==========
Investments in
  securities, at cost........   20,250,959
                                ==========
Shares outstanding...........      772,217
                                ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                           J.P. Morgan Series Trust II
                              ------------------------------------------------------
                                                                          U.S. Large
                                        International  Mid Cap    Small    Cap Core
                                Bond       Equity       Value    Company    Equity
                              Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              --------- ------------- --------- --------- ----------
Assets
Investments at fair
  market value (note 2a):....  $51,390        412      20,783     1,579        --
Dividend receivable..........       --         --          --        --        --
Receivable from
  affiliate (note 4b)........       --         --          --        --        --
Receivable for units sold....       --      6,000      23,000     6,000     6,000
                               -------      -----      ------     -----     -----
       Total assets..........   51,390      6,412      43,783     7,579     6,000
                               -------      -----      ------     -----     -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        3         --           2        --        --
Payable for units
  withdrawn..................       --         --          --        --        --
                               -------      -----      ------     -----     -----
       Total liabilities.....        3         --           2        --        --
                               -------      -----      ------     -----     -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $51,387      6,412      43,781     7,579     6,000
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --         --          --        --        --
   GE Life and Annuity
     (note 4d)...............       --         --          --        --        --
                               -------      -----      ------     -----     -----
Net assets...................  $51,387      6,412      43,781     7,579     6,000
                               =======      =====      ======     =====     =====
Investments in
  securities, at cost........  $52,502        373      19,403     1,268        --
                               =======      =====      ======     =====     =====
Shares outstanding...........    4,223         37         802        88        --
                               =======      =====      ======     =====     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                Merrill Lynch Variable Series Fund, Inc.         MFS(R) Variable Insurance Trust
                              -------------------------------------------- --------------------------------------------
                                Merrill   Merrill Lynch                        MFS(R)
                              Lynch Basic   Large Cap        Merrill          Investors        MFS(R)       MFS(R) New
                              Value V.I.   Growth V.I.     Lynch Value         Growth         Investors     Discovery
                                Fund --      Fund --    Opportunities V.I. Stock Series -- Trust Series --  Series --
                               Class III    Class III        Fund --           Service         Service       Service
                                Shares       Shares      Class III Shares   Class Shares    Class Shares   Class Shares
                              ----------- ------------- ------------------ --------------- --------------- ------------
Assets
Investments at fair
  market value (note 2a):.... $2,636,331     376,083        1,323,175        26,997,227      22,280,131     42,209,036
Dividend receivable..........         --          --               --                --              --             --
Receivable from
  affiliate (note 4b)........         --          --               --                --              --              2
Receivable for units sold....         --          --           27,309            12,262           8,473             --
                              ----------     -------        ---------        ----------      ----------     ----------
       Total assets..........  2,636,331     376,083        1,350,484        27,009,489      22,288,604     42,209,038
                              ----------     -------        ---------        ----------      ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        117          16               61             1,145             953          1,781
Payable for units
  withdrawn..................         44          --               --                --              --        126,534
                              ----------     -------        ---------        ----------      ----------     ----------
       Total liabilities.....        161          16               61             1,145             953        128,315
                              ----------     -------        ---------        ----------      ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $2,636,170     376,067        1,350,423        27,002,415      22,287,651     42,076,840
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --          --               --             5,929              --          3,883
   GE Life and Annuity
     (note 4d)...............         --          --               --                --              --             --
                              ----------     -------        ---------        ----------      ----------     ----------
Net assets................... $2,636,170     376,067        1,350,423        27,008,344      22,287,651     42,080,723
                              ==========     =======        =========        ==========      ==========     ==========
Investments in
  securities, at cost........ $2,490,386     341,768        1,565,623        24,925,653      19,432,258     37,739,067
                              ==========     =======        =========        ==========      ==========     ==========
Shares outstanding...........    168,026      37,797          147,019         2,890,495       1,238,473      2,869,411
                              ==========     =======        =========        ==========      ==========     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                              MFS(R) Variable Insurance Trust (continued)  Nations Separate Account Trust
                              ------------------------------------------  --------------------------------
                                                MFS(R) Total    MFS(R)
                              MFS(R) Strategic     Return     Utilities                    Nations Marsico
                              Income Series --   Series --    Series --                     International
                                  Service         Service      Service    Nations Marsico   Opportunities
                                Class Shares    Class Shares Class Shares Growth Portfolio    Portfolio
                              ----------------  ------------ ------------ ---------------- ---------------
Assets
Investments at fair
  market value (note 2a):....       $ 1            31,200     38,741,370     35,076,449      34,407,030
Dividend receivable..........        --                --             --             --              --
Receivable from
  affiliate (note 4b)........        --                 1              2              1              --
Receivable for units sold....        --                --         45,247        120,653         114,523
                                    ---            ------     ----------     ----------      ----------
       Total assets..........         1            31,201     38,786,619     35,197,103      34,521,553
                                    ---            ------     ----------     ----------      ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         1                 2          1,651          1,500           1,476
Payable for units
  withdrawn..................        --                --             --             --              --
                                    ---            ------     ----------     ----------      ----------
       Total liabilities.....         1                 2          1,651          1,500           1,476
                                    ---            ------     ----------     ----------      ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       $--            31,199     38,784,968     35,195,603      34,516,301
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --                --             --             --           3,776
   GE Life and Annuity
     (note 4d)...............        --                --             --             --              --
                                    ---            ------     ----------     ----------      ----------
Net assets...................       $--            31,199     38,784,968     35,195,603      34,520,077
                                    ===            ======     ==========     ==========      ==========
Investments in
  securities, at cost........       $--            24,913     29,995,275     30,765,164      30,670,701
                                    ===            ======     ==========     ==========      ==========
Shares outstanding...........        --             1,468      1,906,563      2,106,694       2,185,961
                                    ===            ======     ==========     ==========      ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                            Oppenheimer Variable Account Funds
                              ----------------------------------------------------------------------------------------------
                                                                                                                Oppenheimer
                               Oppenheimer   Oppenheimer Aggressive Oppenheimer     Oppenheimer     Oppenheimer   Capital
                                Aggressive     Growth Fund/VA --     Balanced   Balanced Fund/VA --    Bond     Appreciation
                              Growth Fund/VA     Service Shares       Fund/VA     Service Shares      Fund/VA     Fund/VA
                              -------------- ---------------------- ----------- ------------------- ----------- ------------
Assets
Investments at fair
  market value (note 2a):....  $103,516,141        5,607,514        81,217,983       9,376,606      83,726,610  171,524,199
Dividend receivable..........            --               --                --              --              --           --
Receivable from
  affiliate (note 4b)........            --               --                 1              --              --           --
Receivable for units sold....            --            4,738                --           2,995              --           --
                               ------------        ---------        ----------       ---------      ----------  -----------
       Total assets..........   103,516,141        5,612,252        81,217,984       9,379,601      83,726,610  171,524,199
                               ------------        ---------        ----------       ---------      ----------  -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,913              238             3,122             450           3,272        6,669
Payable for units
  withdrawn..................        77,171               --            10,207              --         124,444      107,775
                               ------------        ---------        ----------       ---------      ----------  -----------
       Total liabilities.....        81,084              238            13,329             450         127,716      114,444
                               ------------        ---------        ----------       ---------      ----------  -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $103,371,904        5,612,014        81,204,655       9,379,151      83,598,894  171,283,703
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        63,153               --                --              --              --      126,052
   GE Life and Annuity
     (note 4d)...............            --               --                --              --              --           --
                               ------------        ---------        ----------       ---------      ----------  -----------
Net assets...................  $103,435,057        5,612,014        81,204,655       9,379,151      83,598,894  171,409,755
                               ============        =========        ==========       =========      ==========  ===========
Investments in
  securities, at cost........  $106,089,773        4,929,009        71,345,207       8,819,393      81,591,492  159,886,926
                               ============        =========        ==========       =========      ==========  ===========
Shares outstanding...........     2,354,245          128,495         4,681,152         543,256       7,280,575    4,637,042
                               ============        =========        ==========       =========      ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                                   PBHG Insurance Series
                                         Oppenheimer Variable Account Funds (continued)                 Fund, Inc.
                              -------------------------------------------------------------------- ---------------------
                                                   Oppenheimer                         Oppenheimer
                                                     Global                Oppenheimer Main Street
                                  Oppenheimer      Securities              Main Street  Small Cap               PBHG
                              Capital Appreciation Fund/VA --  Oppenheimer Fund/VA --  Fund/VA --    PBHG     Large Cap
                                   Fund/VA --        Service   High Income   Service     Service   Growth II   Growth
                                 Service Shares      Shares      Fund/VA     Shares      Shares    Portfolio  Portfolio
                              -------------------- ----------- ----------- ----------- ----------- ---------- ----------
Assets
Investments at fair
  market value (note 2a):....     $13,375,708      103,230,768 89,904,823  58,639,217  24,610,718  11,046,654 17,037,198
Dividend receivable..........              --               --         --          --          --          --         --
Receivable from
  affiliate (note 4b)........              --               --         --          --          --          --         --
Receivable for units sold....          90,171           73,239         --      11,115      42,924          --         --
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
       Total assets..........      13,465,879      103,304,007 89,904,823  58,650,332  24,653,642  11,046,654 17,037,198
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             572            4,385      3,458       2,505       1,048         422        648
Payable for units
  withdrawn..................              --               --     12,615          --          --      28,365     27,974
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
       Total liabilities.....             572            4,385     16,073       2,505       1,048      28,787     28,622
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $13,465,307      103,295,796 89,881,375  58,647,827  24,652,594  10,996,801 17,008,576
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --            3,826      7,375          --          --      21,066         --
   GE Life and Annuity
     (note 4d)...............              --               --         --          --          --          --         --
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Net assets...................     $13,465,307      103,299,622 89,888,750  58,647,827  24,652,594  11,017,867 17,008,576
                                  ===========      =========== ==========  ==========  ==========  ========== ==========
Investments in
  securities, at cost........     $12,226,501       80,377,527 88,719,991  50,505,821  21,016,227  10,861,608 16,381,204
                                  ===========      =========== ==========  ==========  ==========  ========== ==========
Shares outstanding...........         364,163        3,519,631 10,216,457   2,832,812   1,541,059   1,054,070    958,223
                                  ===========      =========== ==========  ==========  ==========  ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                               PIMCO Variable Insurance Trust
                                ------------------------------------------------------------
                                 Foreign Bond
                                  Portfolio                      Long-Term
                                 (U.S. Dollar    High Yield   U.S. Government  Total Return
                                  Hedged) --    Portfolio --   Portfolio --    Portfolio --
                                Administrative Administrative Administrative  Administrative
                                 Class Shares   Class Shares   Class Shares    Class Shares
                                -------------- -------------- --------------- --------------
Assets
Investments at fair
  market value (note 2a):......  $10,797,206    102,923,095     66,271,210     272,951,216
Dividend receivable............       19,967        558,517        201,806         594,204
Receivable from
  affiliate (note 4b)..........           --              1              3              --
Receivable for units sold......           --         31,469         11,742         232,791
                                 -----------    -----------     ----------     -----------
       Total assets............   10,817,173    103,513,082     66,484,761     273,778,211
                                 -----------    -----------     ----------     -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).......          461          4,415          2,848          11,648
Payable for units
  withdrawn....................      174,235             --             --              --
                                 -----------    -----------     ----------     -----------
       Total liabilities.......      174,696          4,415          2,848          11,648
                                 -----------    -----------     ----------     -----------
Net assets attributable
  to:
       Variable deferred
         annuity
         contract owners
         in the
         accumulation
         period................  $10,642,477    103,506,574     66,481,913     273,764,520
       Variable deferred
         annuity
         contract owners
         in the
         annuitization
         period................           --          2,093             --           2,043
       GE Life and
         Annuity (note 4d).....           --             --             --              --
                                 -----------    -----------     ----------     -----------
Net assets.....................  $10,642,477    103,508,667     66,481,913     273,766,563
                                 ===========    ===========     ==========     ===========
Investments in
  securities, at cost..........  $10,684,791     96,979,157     65,756,239     268,561,521
                                 ===========    ===========     ==========     ===========
Shares outstanding.............    1,063,764     12,252,749      5,922,360      25,970,620
                                 ===========    ===========     ==========     ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                         The Prudential Series Fund, Inc.
                              ---------------------------------------------------------------------------------------
                                                                            SP William Blair        SP Prudential
                              Jennison 20/20 Focus  Jennison Portfolio -- International Growth  U.S. Emerging Growth
                              Portfolio -- Class II    Class II Shares    Portfolio -- Class II Portfolio -- Class II
                              --------------------- --------------------- --------------------- ---------------------
Assets
Investments at fair
  market value (note 2a):....      $1,697,301             1,149,608              17,636                95,187
Dividend receivable..........              --                    --                  --                    --
Receivable from
  affiliate (note 4b)........              --                    --                  --                    --
Receivable for units sold....             392                    --                  --                    --
                                   ----------             ---------              ------                ------
       Total assets..........       1,697,693             1,149,608              17,636                95,187
                                   ----------             ---------              ------                ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....              72                    51                   1                     4
Payable for units
  withdrawn..................              --                    --                  --                    --
                                   ----------             ---------              ------                ------
       Total liabilities.....              72                    51                   1                     4
                                   ----------             ---------              ------                ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      $1,697,621             1,149,557              17,635                95,183
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --                    --                  --                    --
   GE Life and Annuity
     (note 4d)...............              --                    --                  --                    --
                                   ----------             ---------              ------                ------
Net assets...................      $1,697,621             1,149,557              17,635                95,183
                                   ==========             =========              ======                ======
Investments in
  securities, at cost........      $1,526,487             1,041,213              12,229                81,771
                                   ==========             =========              ======                ======
Shares outstanding...........         138,782                63,974               2,605                11,958
                                   ==========             =========              ======                ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                              Rydex Variable Trust             Salomon Brothers Variable Series Funds, Inc
                              -------------------- -------------------------------------------------------------------
                                                   Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                                       Variable         Variable         Variable         Variable
                                                       All Cap         Investors      Strategic Bond    Total Return
                                    OTC Fund       Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I
                              -------------------- ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2a):....     $14,026,561         14,304,905       52,774,895       47,439,635       17,839,179
Dividend receivable..........              --                 --               --               --               --
Receivable from
  affiliate (note 4b)........               1                  1               --               --               --
Receivable for units sold....           2,129             46,453               --               --               --
                                  -----------         ----------       ----------       ----------       ----------
       Total assets..........      14,028,691         14,351,359       52,774,895       47,439,635       17,839,179
                                  -----------         ----------       ----------       ----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             598                611            2,119            1,900              728
Payable for units
  withdrawn..................              --                 --           22,106          263,622              244
                                  -----------         ----------       ----------       ----------       ----------
       Total liabilities.....             598                611           24,225          265,522              972
                                  -----------         ----------       ----------       ----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $14,028,093         14,350,748       52,680,059       47,174,113       17,838,207
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --                 --           70,611               --               --
   GE Life and Annuity
     (note 4d)...............              --                 --               --               --               --
                                  -----------         ----------       ----------       ----------       ----------
Net assets...................     $14,028,093         14,350,748       52,750,670       47,174,113       17,838,207
                                  ===========         ==========       ==========       ==========       ==========
Investments in
  securities, at cost........     $12,398,986         13,281,101       46,879,923       47,635,636       16,525,090
                                  ===========         ==========       ==========       ==========       ==========
Shares outstanding...........         974,744            848,956        3,821,499        4,360,261        1,582,891
                                  ===========         ==========       ==========       ==========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                         Van Kampen Life
                                           Scudder Variable Series II                    Investment Trust
                              ---------------------------------------------------- ----------------------------
                                                                       SVS Dreman
                                                                       Small Cap
                                                      SVS Dreman         Value       Comstock
                              Scudder Technology      High Return     Portfolio -- Portfolio -- Emerging Growth
                              Growth Portfolio -- Equity Portfolio --   Class B      Class II    Portfolio --
                                Class B Shares      Class B Shares       Shares       Shares    Class II Shares
                              ------------------- ------------------- ------------ ------------ ---------------
Assets
Investments at fair
  market value (note 2a):....        $578                5,763             --       69,002,883     9,772,085
Dividend receivable..........          --                   --             --               --            --
Receivable from
  affiliate (note 4b)........          --                   --             --                2            --
Receivable for units sold....          --                   --             --          254,311        88,973
                                     ----                -----             --       ----------     ---------
       Total assets..........         578                5,763             --       69,257,196     9,861,058
                                     ----                -----             --       ----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           1                    1             --            2,945           413
Payable for units
  withdrawn..................          --                   --             --               --            --
                                     ----                -----             --       ----------     ---------
       Total liabilities.....           1                    1             --            2,945           413
                                     ----                -----             --       ----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        $577                5,762             --       69,250,554     9,860,645
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --                   --             --            3,697            --
   GE Life and Annuity
     (note 4d)...............          --                   --             --               --            --
                                     ----                -----             --       ----------     ---------
Net assets...................        $577                5,762             --       69,254,251     9,860,645
                                     ====                =====             ==       ==========     =========
Investments in
  securities, at cost........        $516                5,174             --       58,802,456     8,635,676
                                     ====                =====             ==       ==========     =========
Shares outstanding...........          65                  456             --        5,040,386       378,177
                                     ====                =====             ==       ==========     =========

                See accompanying notes to financial statements

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Statements of Operations

                                              AIM Variable Insurance Funds
                            ---------------------------------------------------------------
                                                                AIM V.I.        AIM V.I.
                               AIM V.I.         AIM V.I.         Capital         Capital
                              Aggressive      Basic Value     Appreciation     Development
                            Growth Fund --      Fund --          Fund --         Fund --
                            Series I shares Series II shares Series I shares Series I shares
                            --------------- ---------------- --------------- ---------------
                                              Year ended December 31, 2004
                            ---------------------------------------------------------------
   Income -- Ordinary
     dividends.............     $   --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............         --            69,707           90,743            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............         --             4,293           12,237            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............        103                --               27           139
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............         --            42,051          150,536            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............         --            38,841           71,793            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............         --            86,539           16,966            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............         --             3,987            1,922            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............         --             2,755               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............         --               474               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............         --             1,616              858            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............         --                55               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............         --             1,027               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............         --                68               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............         --                --               --            --
                                ------         ---------        ---------         -----
Net investment income
  (expense)................       (103)         (251,413)        (345,082)         (139)
                                ------         ---------        ---------         -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................      2,178           259,606          272,017         3,510
   Change in unrealized
     appreciation
     (depreciation)........        293         1,661,209        1,163,768           586
   Capital gain
     distributions.........         --                --               --            --
                                ------         ---------        ---------         -----
Net realized and
  unrealized gain (loss)
  on investments...........      2,471         1,920,815        1,435,785         4,096
                                ------         ---------        ---------         -----
Increase (decrease) in
  net assets from
  operations...............     $2,368         1,669,402        1,090,703         3,957
                                ======         =========        =========         =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              AIM Variable Insurance Funds (continued)
                          --------------------------------------------------------------------------------
                                             AIM V.I.
                             AIM V.I.       Government                        AIM V.I.         AIM V.I.
                            Core Equity     Securities       AIM V.I.       International   Premier Equity
                              Fund --         Fund --     Growth Fund --   Growth Fund --       Fund --
                          Series I shares Series I shares Series I shares Series II shares  Series I shares
                          --------------- --------------- --------------- ----------------- ---------------
                                                                             Period from      Year ended
                                                                           November 15 to    December 31,
                                   Year ended December 31, 2004           December 31, 2004      2004
                          ----------------------------------------------  ----------------- ---------------
 Income -- Ordinary
   dividends.............      $ 46              111               --           1,500            146,832
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............        --               --           37,853              69            175,476
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............        --               --            4,649              --             13,545
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............        23              443               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............        --               --           90,066             110            225,495
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............        --               --           32,963              32             96,005
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............        --               --               --              42              9,845
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............        --               --               --              28                326
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............        --               --               --             123                689
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............        --               --               --              --                233
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............        --               --               --              --                 45
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............        --               --               --               7                  5
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............        --               --               --              54                  6
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............        --               --               --              --                 --
                               ----           ------         --------          ------          ---------
Net investment income
 (expense)...............        23             (332)        (165,531)          1,035           (374,838)
                               ----           ------         --------          ------          ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         1           (3,108)          19,980             555           (522,564)
 Change in unrealized
   appreciation
   (depreciation)........       269            7,321          799,135          12,878          2,089,583
 Capital gain
   distributions.........        --               --               --              --                 --
                               ----           ------         --------          ------          ---------
Net realized and
 unrealized gain (loss)
 on investments..........       270            4,213          819,115          13,433          1,567,019
                               ----           ------         --------          ------          ---------
Increase (decrease) in
 net assets from
 operations..............      $293            3,881          653,584          14,468          1,192,181
                               ====           ======         ========          ======          =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          AIM Variable Insurance Funds (continued)      The Alger American Fund
                          ---------------------------------------- ---------------------------------
                                                                                           Alger
                             AIM V.I.                                     Alger        American Small
                            Technology            AIM V.I.              American       Capitalization
                              Fund --         Utilities Fund --    Growth Portfolio --  Portfolio --
                          Series I shares      Series I shares       Class O Shares    Class O Shares
                          ---------------     -----------------    ------------------- --------------
                                     Year ended                                Year ended
                                  December 31, 2004                        December 31, 2004
                          ---------------------------------------- ---------------------------------
 Income -- Ordinary
   dividends.............     $   --                  60                        --               --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............         --                  --                    79,277           55,506
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............         --                  --                 1,076,313          652,549
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............         --                  --                   745,788          392,553
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         --                  --                    85,688           46,202
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............        164                  14                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --                  --                        --               --
                              ------                 ---               -----------       ----------
Net investment income
 (expense)...............       (164)                 46                (1,987,066)      (1,146,810)
                              ------                 ---               -----------       ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      4,834                   2               (12,934,583)        (724,311)
 Change in unrealized
   appreciation
   (depreciation)........        647                 367                19,195,753       12,329,829
 Capital gain
   distributions.........         --                  --                        --               --
                              ------                 ---               -----------       ----------
Net realized and
 unrealized gain (loss)
 on investments..........      5,481                 369                 6,261,170       11,605,518
                              ------                 ---               -----------       ----------
Increase (decrease) in
 net assets from
 operations..............     $5,317                 415                 4,274,104       10,458,708
                              ======                 ===               ===========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 AllianceBernstein Variable Products Series Fund, Inc.
                        -------------------------------------------------------------------------------------------------------
                         AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                         Growth and Income   International Value     Premier Growth      Small Cap Growth        Technology
                        Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                        -------------------- -------------------- -------------------- -------------------- --------------------
                                                 Period from
                             Year ended         November 15 to
                         December 31, 2004    December 31, 2004                    Year ended December 31, 2004
                        -------------------- -------------------- -------------------------------------------------------------
 Income -- Ordinary
   dividends...........     $ 1,308,809                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a)...........          17,359                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a)...........         171,514                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a)...........         828,260                259               149,543               31,027              16,397
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a)...........          94,997                 --                 8,395               11,762               1,267
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a)...........              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a)...........         982,756                120               194,590               67,500              12,838
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a)...........         473,589                 72                94,773               22,808               4,431
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type VIII (note 4a).              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a)...........         166,241                103                20,882                   --              18,311
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a)...........           4,067                  5                   147                   --                 174
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a)...........           1,645                 56                   429                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a)...........             632                 56                   108                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type
   XIII (note 4a)......           3,554                104                   958                   --                 110
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a)...........             598                 --                    30                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a)...........             359                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a)...........              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type XVII (note 4a).               5                  3                     6                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type XVIII (note 4a)              --                 --                    --                   --                  --
                            -----------             ------             ---------            ---------             -------
Net investment income
 (expense).............      (1,436,767)              (778)             (469,861)            (133,097)            (53,528)
                            -----------             ------             ---------            ---------             -------
Net realized and
 unrealized gain
 (loss) on investments:
 Net realized gain
   (loss)..............       4,781,889                378              (353,613)             467,078              50,732
 Change in unrealized
   appreciation
   (depreciation)......      12,527,216             24,134             2,832,762              833,062             175,844
 Capital gain
   distributions.......              --                 --                    --                   --                  --
                            -----------             ------             ---------            ---------             -------
Net realized and
 unrealized gain
 (loss) on investments.      17,309,105             24,512             2,479,149            1,300,140             226,576
                            -----------             ------             ---------            ---------             -------
Increase (decrease) in
 net assets from
 operations............     $15,872,338             23,734             2,009,288            1,167,043             173,048
                            ===========             ======             =========            =========             =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                American Century Variable Portfolios, Inc.
                            -------------------------------------------------
                            VP Income & Growth    VP Ultra        VP Value
                             Fund -- Class I   Fund -- Class I Fund -- Class I
                            ------------------ --------------- ---------------
                                       Year ended December 31, 2004
                            -------------------------------------------------
   Income -- Ordinary
     dividends.............        $ 45               --               --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............          46               30               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............          --               18              159
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............          --               --               --
                                   ----              ---            -----
Net investment income
  (expense)................          (1)             (48)            (159)
                                   ----              ---            -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................         215              763                1
   Change in unrealized
     appreciation
     (depreciation)........         131              (80)           1,411
   Capital gain
     distributions.........          --               --               --
                                   ----              ---            -----
Net realized and
  unrealized gain (loss)
  on investments...........         346              683            1,412
                                   ----              ---            -----
Increase (decrease) in
  net assets from
  operations...............        $345              635            1,253
                                   ====              ===            =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                    Dreyfus
                           ---------------------------------------------------------
                           The Dreyfus Socially  Dreyfus Investment  Dreyfus Variable
                               Responsible      Portfolios -- MidCap    Investment
                           Growth Fund, Inc. --  Stock Portfolio --   Fund -- Money
                              Initial Shares       Initial Shares    Market Portfolio
                           -------------------- -------------------- ----------------
                                          Year ended December 31, 2004
                           ---------------------------------------------------------
   Income -- Ordinary
     dividends............      $  22,469                 5                 11
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a)............          6,636                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a)............          1,473                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a)............         67,767                --                 16
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a)............         12,175                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a)............             --                18                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XIII (note 4a).......             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XVII (note 4a).......             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XVIII (note 4a)......             --                --                 --
                                ---------               ---                 --
Net investment income
  (expense)...............        (65,582)              (13)                (5)
                                ---------               ---                 --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       (105,537)                1                 --
   Change in unrealized
     appreciation
     (depreciation).......        424,759               114                 --
   Capital gain
     distributions........             --                32                 --
                                ---------               ---                 --
Net realized and
  unrealized gain (loss)
  on investments..........        319,222               147                 --
                                ---------               ---                 --
Increase (decrease) in
  net assets from
  operations..............      $ 253,640               134                 (5)
                                =========               ===                 ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                Evergreen Variable
                                       Eaton Vance Variable Trust                 Annuity Trust
                          ----------------------------------------------------  ------------------
                            VT Floating-        VT Income       VT Worldwide       Evergreen VA
                             Rate Income         Fund of       Health Sciences    Omega Fund --
                                Fund             Boston             Fund             Class 2
                          ----------------- ----------------- ----------------- ------------------
                                               Period from                         Period from
                             Year ended       January 1, to      Year ended        April 30, to
                          December 31, 2004 December 15, 2004 December 31, 2004 December 31, 2004
                          ----------------- ----------------- ----------------- ------------------
 Income -- Ordinary
   dividends.............     $658,199              480                 --                --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      121,524               --             46,968               217
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       11,238               --              3,574                 4
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       35,302              366             36,592                77
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       65,895               --             18,207                32
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............      115,886               --             30,532                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............        6,737               --              2,582               326
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          471               --                539                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          661               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --               --                 --                --
                              --------           ------           --------            ------
Net investment income
 (expense)...............      300,485              114           (138,994)             (656)
                              --------           ------           --------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       29,059            2,656             77,914                95
 Change in unrealized
   appreciation
   (depreciation)........        9,073           (2,765)           391,786            11,558
 Capital gain
   distributions.........           --               --                 --                --
                              --------           ------           --------            ------
Net realized and
 unrealized gain (loss)
 on investments..........       38,132             (109)           469,700            11,653
                              --------           ------           --------            ------
Increase (decrease) in
 net assets from
 operations..............     $338,617                5            330,706            10,997
                              ========           ======           ========            ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Federated Insurance Series
                          ----------------------------------------------------------------------
                          Federated               Federated   Federated
                           American              High Income High Income               Federated
                           Leaders    Federated     Bond        Bond       Federated    Kaufmann
                          Fund II --   Capital   Fund II --  Fund II --  International Fund II --
                           Primary     Income      Primary     Service   Small Company  Service
                            Shares     Fund II     Shares      Shares       Fund II      Shares
                          ---------- ----------  ----------- ----------- ------------- ----------
                                               Year ended December 31, 2004
                          ----------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $  965,907  1,125,624   4,845,669   2,830,866       --           1,069
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     32,957     18,636      33,043          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    619,821    237,854     550,886          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............    272,226     88,120     357,139     212,443       --          67,151
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............     29,606      9,130      28,157      30,730       --           6,086
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --         --          --     221,468       --          96,024
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --         --          --     127,651       --          59,736
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --         --          --      52,626       --         106,601
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --         --          --       1,425       --          10,530
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --         --          --         759       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --         --          --         142       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --         --          --           9       --             232
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --         --          --           2       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --         --          --         108       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --         --          --           2       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --         --          --          --       --              --
                          ---------- ----------   ---------   ---------       --       ---------
Net investment income
 (expense)...............     11,297    771,884   3,876,444   2,183,501       --        (345,291)
                          ---------- ----------   ---------   ---------       --       ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    882,003 (1,992,815)  1,315,990   1,133,610       --         374,520
 Change in unrealized
   appreciation
   (depreciation)........  4,091,002  3,116,621     353,421     117,795       --       3,214,996
 Capital gain
   distributions.........         --         --          --          --       --              --
                          ---------- ----------   ---------   ---------       --       ---------
Net realized and
 unrealized gain (loss)
 on investments..........  4,973,005  1,123,806   1,669,411   1,251,405       --       3,589,516
                          ---------- ----------   ---------   ---------       --       ---------
Increase (decrease) in
 net assets from
 operations.............. $4,984,302  1,895,690   5,545,855   3,434,906       --       3,244,225
                          ========== ==========   =========   =========       ==       =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Fidelity Variable Insurance Products Fund
                          ---------------------------------------------------------------------------------
                                                                                 VIP Dynamic
                                         VIP Asset                      VIP        Capital         VIP
                            VIP Asset   Manager/SM/       VIP      Contrafund(R) Appreciation    Equity-
                           Manager/SM/  Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income
                          Portfolio --    Service    Portfolio --     Service      Service    Portfolio --
                          Initial Class   Class 2    Initial Class    Class 2      Class 2    Initial Class
                          ------------- ------------ ------------- ------------- ------------ -------------
                                        Period from
                           Year ended   April 30, to
                          December 31,    December
                              2004        31, 2004                Year ended December 31, 2004
                          ------------- ------------ ------------------------------------------------------
 Income -- Ordinary
   dividends.............  $ 5,384,498         --      1,190,985       189,178          --      6,884,880
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............    1,454,844         --        342,420            --          --        859,796
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............      633,175         --      2,946,947            --          --      3,648,162
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      246,837      2,343      1,532,521       471,180       2,388      1,315,783
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       20,459        540        172,213        64,218          --        116,368
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............           --      1,776             --       564,549       1,000             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --      2,218             --       300,469       6,345             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --      3,320             --       164,122       4,222             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --      1,447             --        18,287         544             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --      8,873             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --      3,801             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --        198             --         1,287          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --      1,059             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --      2,319             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --      2,059             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --        142             --            --          --             --
                           -----------    -------     ----------    ----------     -------     ----------
Net investment income
 (expense)...............    3,029,183    (30,095)    (3,803,116)   (1,394,934)    (14,499)       944,771
                           -----------    -------     ----------    ----------     -------     ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (2,161,980)    11,006     10,698,264     3,696,239     (27,650)    10,072,206
 Change in unrealized
   appreciation
   (depreciation)........    6,367,899    263,953     38,876,525    11,237,102      64,853     26,836,303
 Capital gain
   distributions.........           --         --             --            --          --      1,644,721
                           -----------    -------     ----------    ----------     -------     ----------
Net realized and
 unrealized gain (loss)
 on investments..........    4,205,919    274,959     49,574,789    14,933,341      37,203     38,553,230
                           -----------    -------     ----------    ----------     -------     ----------
Increase (decrease) in
 net assets from
 operations..............  $ 7,235,102    244,864     45,771,673    13,538,407      22,704     39,498,001
                           ===========    =======     ==========    ==========     =======     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Fidelity Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------
                            VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                              Income         Income         Income      Opportunities  VIP Growth
                           Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                          Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                          --------------- ------------- --------------- ------------- -------------
                                                Year ended December 31, 2004
                          ------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............   $ 1,589,128       904,370        229,365        187,757        708,156
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............            --        41,242             --         14,137        659,923
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............            --       819,678             --        295,056      1,745,730
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............       566,333       526,385        148,673        144,258      1,026,035
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............        73,768        66,137         11,926         19,887         79,337
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............            --           188             --             11             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       639,130            --        171,026             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       393,924            --        100,283             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............            --            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       186,610            --         50,013             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         6,669            --          4,185             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           560            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           622            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           750            --              1             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............            32            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           336            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............            --            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............            68            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............            --            --             --             --             --
                            -----------     ---------      ---------     ----------    -----------
Net investment income
 (expense)...............      (279,674)     (549,260)      (256,742)      (285,592)    (2,802,869)
                            -----------     ---------      ---------     ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     3,210,895      (980,512)       441,612     (1,369,662)   (12,943,731)
 Change in unrealized
   appreciation
   (depreciation)........     8,163,170     5,389,008      1,063,556      3,243,075     19,129,087
 Capital gain
   distributions.........       414,136            --             --             --             --
                            -----------     ---------      ---------     ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments..........    11,788,201     4,408,496      1,505,168      1,873,413      6,185,356
                            -----------     ---------      ---------     ----------    -----------
Increase (decrease) in
 net assets from
 operations..............   $11,508,527     3,859,236      1,248,426      1,587,821      3,382,487
                            ===========     =========      =========     ==========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Fidelity Variable Insurance Products Fund (continued)
                          --------------------------------------------------------------------------
                                                                                         VIP Value
                            VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                           Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                          Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                          --------------- ------------- --------------- ------------- ---------------
                                                                                        Period from
                                                                                       April 30, to
                                                                                       December 31,
                                         Year ended December 31, 2004                      2004
                          ----------------------------------------------------------  ---------------
 Income -- Ordinary
   dividends.............   $   70,702           --               --        839,977            --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --           --           17,551        243,605            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --           --          198,085        486,221            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      220,261           --          628,951        295,200           749
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       41,067           --           64,625         27,614           107
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --          313               --            213            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............      330,952           --          822,995             --           827
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............      167,913           --          361,746             --           901
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --           --               --             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       93,479           --          206,729             --         1,637
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............          326           --           12,117             --         1,025
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          801           --            1,572             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           19           --              724             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          295           --              536             --             6
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          353           --              288             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          179           --              668             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --           --               --             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           79           --               53             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --           --               --             --            --
                            ----------        -----       ----------      ---------       -------
Net investment income
 (expense)...............     (785,022)        (313)      (2,316,640)      (212,876)       (5,252)
                            ----------        -----       ----------      ---------       -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      718,583        9,855       11,164,194      4,407,381        17,016
 Change in unrealized
   appreciation
   (depreciation)........      638,623         (237)      23,897,054      4,530,773       152,399
 Capital gain
   distributions.........           --           --               --             --            --
                            ----------        -----       ----------      ---------       -------
Net realized and
 unrealized gain (loss)
 on investments..........    1,357,206        9,618       35,061,248      8,938,154       169,415
                            ----------        -----       ----------      ---------       -------
Increase (decrease) in
 net assets from
 operations..............   $  572,184        9,305       32,744,608      8,725,278       164,163
                            ==========        =====       ==========      =========       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Franklin Templeton Variable Insurance Products Trust
                          --------------------------------------------------------------------
                                                                                     Templeton
                          Franklin Large                                  Templeton    Global
                            Cap Growth   Mutual Shares                     Foreign     Asset
                            Securities    Securities       Templeton      Securities Allocation
                             Fund --        Fund --    Foreign Securities  Fund --    Fund --
                             Class 2        Class 2         Fund --        Class 2    Class 2
                              Shares        Shares       Class I Shares     Shares     Shares
                          -------------- ------------- ------------------ ---------- ----------
                                                          Period from
                                   Year ended           December 15, to        Year ended
                               December 31, 2004       December 31, 2004    December 31, 2004
                          ---------------------------  ------------------ --------------------
 Income -- Ordinary
   dividends.............      $ 6            --               --             224        --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............       --            --                2              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............       --            --               19              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       --             5               --             242         2
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       14            --               --              53        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............       --            --               --              --        --
                               ---            --              ---           -----        --
Net investment income
 (expense)...............       (8)           (5)             (21)            (71)       (2)
                               ---            --              ---           -----        --
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       --            24               --           4,266        73
 Change in unrealized
   appreciation
   (depreciation)........       47            --              784            (938)       --
 Capital gain
   distributions.........       --            --               --              --        --
                               ---            --              ---           -----        --
Net realized and
 unrealized gain (loss)
 on investments..........       47            24              784           3,328        73
                               ---            --              ---           -----        --
Increase (decrease) in
 net assets from
 operations..............      $39            19              763           3,257        71
                               ===            ==              ===           =====        ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                  GE Investments Funds, Inc.
                          --------------------------------------------------------------------------
                            Global                International   Mid-Cap     Money        Premier
                            Income      Income       Equity       Equity      Market    Growth Equity
                             Fund        Fund         Fund         Fund        Fund         Fund
                          ----------  ----------  ------------- ----------  ----------  -------------
                                                 Year ended December 31, 2004
                          --------------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $  807,033   6,390,586      495,241    2,197,577   3,199,733      783,758
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     13,425     107,277       12,487       70,170     211,860       23,212
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    104,431     743,830      183,135      897,679   1,500,475      377,414
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type III (note 4a)....         --     720,504      130,150    1,146,250   1,821,922      783,172
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         --      82,667       18,908      105,254     338,849      103,151
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --         284          158          251       9,630           80
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --     159,089           --      577,452     526,257      336,779
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --     143,519           --      265,958     309,906      169,448
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --          --           --           --          --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --     101,510           --      107,935     179,035      148,851
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --       5,025           --        4,971       6,764        3,142
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --       2,222           --          712       4,821           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --         452           --          312       2,177           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --         708           --          971         715        3,754
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --           5           --          202       1,259           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --          12           --          150       1,724           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --          --           --           --          --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --         151           --           --         114           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --          --           --           --          --           --
                          ----------  ----------   ----------   ----------  ----------   ----------
Net investment income
 (expense)...............    689,177   4,323,331      150,403     (980,690) (1,715,775)  (1,165,245)
                          ----------  ----------   ----------   ----------  ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    (13,481) (1,267,226)  (1,164,596)   9,312,867          --    3,912,180
 Change in unrealized
   appreciation
   (depreciation)........    554,445  (1,765,333)   6,588,127      478,207          --    3,283,022
 Capital gain
   distributions.........         --   1,259,033           --   19,408,411          --           --
                          ----------  ----------   ----------   ----------  ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments..........    540,964  (1,773,526)   5,423,531   29,199,485          --    7,195,202
                          ----------  ----------   ----------   ----------  ----------   ----------
Increase (decrease) in
 net assets from
 operations.............. $1,230,141   2,549,805    5,573,934   28,218,795  (1,715,775)   6,029,957
                          ==========  ==========   ==========   ==========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------------------
                          Real Estate S&P 500(R)  Small-Cap     Total       U.S.      Value
                          Securities    Index    Value Equity   Return     Equity     Equity
                             Fund        Fund        Fund        Fund       Fund       Fund
                          ----------- ---------- ------------ ---------- ---------  ---------
                                              Year ended December 31, 2004
                          -------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $ 6,513,639  8,548,450   5,714,043   5,948,136 1,317,177    394,888
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............      69,501    218,144       5,478     122,109    12,448         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............     722,258  3,404,400      81,559     968,129   387,970         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............     543,247  2,392,201     416,917     956,614   574,639    124,910
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............      40,390    244,416      47,189     122,132    48,334     35,818
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         626      1,248          --         212       384         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............      80,783    960,555     493,937          --   260,317    179,650
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............      40,593    485,168     212,414     309,881   178,725    102,477
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............          --         --          --   1,464,226        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............      71,624    257,015     101,495     643,145    71,613     42,818
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............       2,731      7,437       5,720     149,901     1,804      2,664
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          --         --         570     104,879        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............          --         --         127      65,788        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         433        483       1,240      27,121        --          4
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          --         --         124      42,245        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          --         --          85      23,025        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          --         --          --         860        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............          --         --          --       5,535        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............          --         --          --       1,389        --         --
                          ----------- ----------  ----------  ---------- ---------  ---------
Net investment income
 (expense)...............   4,941,453    577,383   4,347,188     940,945  (219,057)   (93,453)
                          ----------- ----------  ----------  ---------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   5,629,540    161,362   4,983,828   3,411,934 1,357,242    631,327
 Change in unrealized
   appreciation
   (depreciation)........   9,231,361 43,542,840      66,760  19,713,038 5,088,086  1,949,212
 Capital gain
   distributions.........   9,845,407         --   2,108,850   4,810,827        --         --
                          ----------- ----------  ----------  ---------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments..........  24,706,308 43,704,202   7,159,438  27,935,799 6,445,328  2,580,539
                          ----------- ----------  ----------  ---------- ---------  ---------
Increase (decrease) in
 net assets from
 operations.............. $29,647,761 44,281,585  11,506,626  28,876,744 6,226,271  2,487,086
                          =========== ==========  ==========  ========== =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Goldman Sachs Variable Greenwich Street
                             Insurance Trust        Series Fund         Janus Aspen Series
                          ---------------------- ----------------- ----------------------------
                                                 Salomon Brothers
                            Goldman    Goldman       Variable        Balanced
                             Sachs      Sachs       Aggressive     Portfolio --     Balanced
                          Growth and   Mid Cap        Growth       Institutional  Portfolio --
                          Income Fund Value Fund Fund -- Class II     Shares     Service Shares
                          ----------- ---------- ----------------- ------------- --------------
                                Year ended          Year ended              Year ended
                            December 31, 2004    December 31, 2004      December 31, 2004
                          ---------------------- ----------------- ----------------------------
 Income -- Ordinary
   dividends............. $  479,241   7,643,589           --        7,738,007     2,687,315
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............      9,784     135,563           --          297,978            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    189,494   1,115,323           --        3,143,744            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............    154,815   1,048,573       15,370        1,672,834       440,747
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............     22,501      97,685        1,393          132,724        40,163
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --          --       22,418               --       853,814
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --          --        6,752               --       433,663
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --          --       17,381               --        95,577
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --          --        1,454               --         3,105
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --          --          239               --         5,094
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --          --          599               --           590
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --          --          594               --           133
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --          --           22               --           888
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --          --          254               --         3,158
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --          --           --               --            92
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --          --           --               --           143
                          ----------  ----------      -------       ----------     ---------
Net investment income
 (expense)...............    102,647   5,246,445      (66,476)       2,490,727       810,148
                          ----------  ----------      -------       ----------     ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)  1,013,277  11,043,349       53,414          (33,278)    1,718,059
 Change in unrealized
   appreciation
   (depreciation)........  3,241,395  10,142,800      308,717       20,696,455     5,355,519
 Capital gain
   distributions.........         --   9,752,987           --               --            --
                          ----------  ----------      -------       ----------     ---------
Net realized and
 unrealized gain (loss)
 on investments..........  4,254,672  30,939,136      362,131       20,663,177     7,073,578
                          ----------  ----------      -------       ----------     ---------
Increase (decrease) in
 net assets from
 operations.............. $4,357,319  36,185,581      295,655       23,153,904     7,883,726
                          ==========  ==========      =======       ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                          ------------------------------------------------------------------------
                             Capital
                          Appreciation     Capital      Core Equity  Flexible Income  Global Life
                          Portfolio --   Appreciation  Portfolio --   Portfolio --      Sciences
                          Institutional  Portfolio --  Institutional  Institutional   Portfolio --
                             Shares     Service Shares    Shares         Shares      Service Shares
                          ------------- -------------- ------------- --------------- --------------
                                                Year ended December 31, 2004
                          ------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............  $   354,951        5,746           6         3,404,964             --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       77,406           --          --            43,274          5,010
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    1,019,754           --          --           576,984         66,090
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      960,763       95,029          --           290,508        100,085
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       77,184        9,527          --            23,933          6,294
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           21           --          34               276             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............           --      160,398          --                --         57,811
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --       56,316          --                --         12,987
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --       23,563          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --           60          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --           --          --                --             --
                           -----------    ---------         ---        ----------      ---------
Net investment income
 (expense)...............   (1,780,177)    (339,147)        (28)        2,469,989       (248,277)
                           -----------    ---------         ---        ----------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (6,349,657)     359,195           4            90,887        631,411
 Change in unrealized
   appreciation
   (depreciation)........   29,954,685    3,387,633         650        (1,635,540)     1,112,733
 Capital gain
   distributions.........           --           --          --           495,170             --
                           -----------    ---------         ---        ----------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........   23,605,028    3,746,828         654        (1,049,483)     1,744,144
                           -----------    ---------         ---        ----------      ---------
Increase (decrease) in
 net assets from
 operations..............  $21,824,851    3,407,681         626         1,420,506      1,495,867
                           ===========    =========         ===        ==========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------------
                              Global                                            International     International
                            Technology          Growth            Growth            Growth            Growth
                           Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                          Service Shares Institutional Shares Service Shares Institutional Shares Service Shares
                          -------------- -------------------- -------------- -------------------- --------------
                                                       Year ended December 31, 2004
                          -------------------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............  $        --           286,910               --            820,249          206,077
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       17,042           290,019               --             58,960               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............       74,734         1,681,214               --            780,312               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      119,400           972,218           68,375            430,717           83,067
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       10,378            97,170           14,901             61,114           22,022
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --                --               --                381               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       54,916                --          143,676                 --          166,390
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       20,584                --           52,867                 --           62,595
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --                --               --                 --           34,668
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --                --               --                 --              890
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --                --               --                 --            1,874
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --                --               --                 --              314
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --                --               --                 --            1,276
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --                --               --                 --              680
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --                --               --                 --               --
                           -----------       -----------         --------         ----------        ---------
Net investment income
 (expense)...............     (297,054)       (2,753,711)        (279,819)          (511,235)        (167,699)
                           -----------       -----------         --------         ----------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     (770,771)      (12,034,080)        (428,340)         3,160,892        1,719,974
 Change in unrealized
   appreciation
   (depreciation)........      (19,532)       19,403,215          940,240         11,621,055        2,268,702
 Capital gain
   distributions.........           --                --               --                 --               --
                           -----------       -----------         --------         ----------        ---------
Net realized and
 unrealized gain (loss)
 on investments..........     (790,303)        7,369,135          511,900         14,781,947        3,988,676
                           -----------       -----------         --------         ----------        ---------
Increase (decrease) in
 net assets from
 operations..............  $(1,087,357)        4,615,424          232,081         14,270,712        3,820,977
                           ===========       ===========         ========         ==========        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Janus Aspen Series (continued)
                          ----------------------------------------------------------------------
                                Mid Cap           Mid Cap          Worldwide         Worldwide
                                 Growth            Growth            Growth            Growth
                              Portfolio --      Portfolio --      Portfolio --      Portfolio --
                          Institutional Shares Service Shares Institutional Shares Service Shares
                          -------------------- -------------- -------------------- --------------
                                               Year ended December 31, 2004
                          ----------------------------------------------------------------------
 Income -- Ordinary
   dividends.............     $         --              --          2,368,109          188,975
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............          134,774              --            343,934               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............        1,006,410              --          2,250,840               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............          703,953          62,758            809,085           89,281
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............           73,809           7,087             93,391            7,954
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............               --         114,971                 --          172,140
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............               --          31,865                 --           70,531
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............               --              --                 --               --
                              ------------       ---------        -----------         --------
Net investment income
 (expense)...............       (1,918,946)       (216,681)        (1,129,141)        (150,931)
                              ------------       ---------        -----------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (17,151,565)        135,723        (18,838,312)          68,401
 Change in unrealized
   appreciation
   (depreciation)........       41,941,739       2,452,204         26,250,152          518,585
 Capital gain
   distributions.........               --              --                 --               --
                              ------------       ---------        -----------         --------
Net realized and
 unrealized gain (loss)
 on investments..........       24,790,174       2,587,927          7,411,840          586,986
                              ------------       ---------        -----------         --------
Increase (decrease) in
 net assets from
 operations..............     $ 22,871,228       2,371,246          6,282,699          436,055
                              ============       =========        ===========         ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         J.P. Morgan Series Trust II
                            ------------------------------------------------------
                                                                        U.S. Large
                                      International  Mid Cap    Small    Cap Core
                              Bond       Equity       Value    Company    Equity
                            Portfolio   Portfolio   Portfolio Portfolio Portfolio
                            --------- ------------- --------- --------- ----------
                                         Year ended December 31, 2004
                            ------------------------------------------------------
   Income -- Ordinary
     dividends.............  $2,239          2          126       --        --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............     513          6          274       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............     186         --           10       19        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............      --         --           --       --        --
                             ------        ---       ------      ---        --
Net investment income
  (expense)................   1,540         (4)        (158)     (19)       --
                             ------        ---       ------      ---        --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................     (68)       134        6,268        4        --
   Change in unrealized
     appreciation
     (depreciation)........    (724)       (11)      (2,373)     312        --
   Capital gain
     distributions.........     443         --           23       --        --
                             ------        ---       ------      ---        --
Net realized and
  unrealized gain (loss)
  on investments...........    (349)       123        3,918      316        --
                             ------        ---       ------      ---        --
Increase (decrease) in
  net assets from
  operations...............  $1,191        119        3,760      297        --
                             ======        ===       ======      ===        ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Merrill Lynch Variable Series Fund, Inc.
                            ----------------------------------------------------
                             Merrill Lynch    Merrill Lynch      Merrill Lynch
                              Basic Value    Large Cap Growth Value Opportunities
                              V.I. Fund --     V.I. Fund --      V.I. Fund --
                            Class III Shares Class III Shares  Class III Shares
                            ---------------- ---------------- -------------------
                                 Period from April 30, to December 31, 2004
                            ----------------------------------------------------
   Income -- Ordinary
     dividends.............     $ 26,391             450             94,619
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............          830             797              1,149
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............          123              93                  5
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............        1,667             439              1,204
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............        5,419             834                810
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............        2,072             337              1,138
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............          754             147                261
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............          259              --                 22
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............          168              --                132
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............           13              --                 95
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............          108              --                 54
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............           --              --                 --
                                --------          ------           --------
Net investment income
  (expense)................       14,978          (2,197)            89,749
                                --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................        7,850          18,187              6,673
   Change in unrealized
     appreciation
     (depreciation)........      145,944          34,315           (242,448)
   Capital gain
     distributions.........        3,945              --            254,217
                                --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments...........      157,739          52,502             18,442
                                --------          ------           --------
Increase (decrease) in
  net assets from
  operations...............     $172,717          50,305            108,191
                                ========          ======           ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                  MFS(R) Variable Insurance Trust
                            ------------------------------------------------------------------------------------------
                            MFS(R) Investors  MFS(R) Investors                      MFS(R) Strategic    MFS(R) Total
                              Growth Stock    Trust Series --  MFS(R) New Discovery      Income       Return Series --
                            Series -- Service  Service Class    Series -- Service   Series -- Service  Service Class
                              Class Shares         Shares          Class Shares       Class Shares         Shares
                            ----------------- ---------------- -------------------- ----------------- ----------------
                                                                    Year ended December 31, 2004
                            ------------------------------------------------------------------------------------------
 Income -- Ordinary
  dividends................    $       --           91,419                 --              --                443
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)................            --               --              3,565              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a).....            --               --             53,207              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III (note
  4a)......................        87,102           77,264            220,791              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)................        16,312           13,107             30,493              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)................       183,328          141,631            229,338              --                422
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)................        65,308           68,110             82,221              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)................        46,164           27,261             56,328              --                 18
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)................         1,410              289              1,876              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)................            62               --                639              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)................             1               --                 50              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)................            --                1                394              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)................            --               --                 68              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)................            --               --                316              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)................            --               --                  3              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)................            --               --                 --              --                 --
                               ----------        ---------          ---------              --              -----
Net investment income
 (expense).................      (399,687)        (236,244)          (679,289)             --                  3
                               ----------        ---------          ---------              --              -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)..       (10,388)         215,751          1,128,909              --                 80
 Change in unrealized
  appreciation
  (depreciation)...........     2,224,980        1,918,019            980,456              --              2,576
 Capital gain
  distributions............            --               --                 --              --                 --
                               ----------        ---------          ---------              --              -----
Net realized and
 unrealized gain (loss)
 on investments............     2,214,592        2,133,770          2,109,365              --              2,656
                               ----------        ---------          ---------              --              -----
Increase (decrease) in
 net assets from
 operations................    $1,814,905        1,897,526          1,430,076              --              2,659
                               ==========        =========          =========              ==              =====

                            -----------------

                            MFS(R) Utilities
                            Series -- Service
                              Class Shares
                            -----------------

                            -----------------
 Income -- Ordinary
  dividends................       391,706
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a).....            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III (note
  4a)......................       119,340
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)................        13,815
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)................       212,721
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)................       104,233
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)................        41,834
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)................         1,436
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)................            --
                                ---------
Net investment income
 (expense).................      (101,673)
                                ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)..     1,510,137
 Change in unrealized
  appreciation
  (depreciation)...........     6,923,010
 Capital gain
  distributions............            --
                                ---------
Net realized and
 unrealized gain (loss)
 on investments............     8,433,147
                                ---------
Increase (decrease) in
 net assets from
 operations................     8,331,474
                                =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Nations Separate Account Trust  Oppenheimer Variable Account Funds
                          -------------------------------  ---------------------------------
                                           Nations Marsico Oppenheimer
                                            International  Aggressive  Oppenheimer Aggressive
                          Nations Marsico   Opportunities    Growth      Growth Fund/VA --
                          Growth Portfolio    Portfolio      Fund/VA       Service Shares
                          ---------------- --------------- ----------- ----------------------
                            Year ended December 31, 2004      Year ended December 31, 2004
                          -------------------------------  ---------------------------------
 Income -- Ordinary
   dividends.............    $       --          99,776            --              --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............            --              --       296,830              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............            --              --       786,656              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............        47,234          51,692       306,328          25,953
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         8,869           7,636        29,501           5,178
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       109,300          90,541            --           7,679
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............        86,085          54,140            --           4,975
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       127,444          85,245            --          17,524
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         5,561           8,768            --             538
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         1,639           2,837            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           797           1,847            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         1,807           1,018            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           415           1,042            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           766           1,073            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............            --              57            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............            --              --            --              --
                             ----------       ---------    ----------         -------
Net investment income
 (expense)...............      (389,917)       (206,120)   (1,419,315)        (61,847)
                             ----------       ---------    ----------         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       501,022         730,355    (5,323,519)        115,684
 Change in unrealized
   appreciation
   (depreciation)........     3,371,401       2,982,227    23,748,494         629,593
 Capital gain
   distributions.........            --          52,035            --              --
                             ----------       ---------    ----------         -------
Net realized and
 unrealized gain (loss)
 on investments..........     3,872,423       3,764,617    18,424,975         745,277
                             ----------       ---------    ----------         -------
Increase (decrease) in
 net assets from
 operations..............    $3,482,506       3,558,497    17,005,660         683,430
                             ==========       =========    ==========         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Oppenheimer Variable Account Funds (continued)
                          -------------------------------------------------------------------------
                                                                                       Oppenheimer
                                                                         Oppenheimer     Capital
                          Oppenheimer       Oppenheimer      Oppenheimer   Capital     Appreciation
                            Balanced    Balanced Fund/VA --     Bond     Appreciation   Fund/VA --
                            Fund/VA       Service Shares       Fund/VA     Fund/VA    Service Shares
                          ------------ --------------------- ----------- ------------ --------------
                           Year ended
                          December 31, Period from April 30,
                              2004     to December 31, 2004       Year ended December 31, 2004
                          ------------ --------------------- --------------------------------------
 Income -- Ordinary
   dividends.............  $  789,219              --         4,587,131      586,015       20,143
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     175,019              --            95,211      277,128           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............     589,679              --           811,786    1,493,004           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............     288,338           4,713           391,367      679,217       43,967
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............      27,085             220            30,978       81,424        8,394
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............          --           2,800                --           --       28,852
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............          --           4,275                --           --       25,528
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............          --           4,974                --           --       48,067
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............          --           5,702                --           --        4,530
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          --           4,858                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............          --           1,605                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          --              22                --           --          679
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          --             878                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          --           2,253                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............          --           2,071                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............          --             143                --           --           --
                           ----------         -------         ---------   ----------     --------
Net investment income
 (expense)...............    (290,902)        (34,514)        3,257,789   (1,944,758)    (139,874)
                           ----------         -------         ---------   ----------     --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   1,616,659          14,024           246,997    1,203,001      174,624
 Change in unrealized
   appreciation
   (depreciation)........   5,166,701         557,213           (42,183)   9,727,639      605,023
 Capital gain
   distributions.........          --              --                --           --           --
Net realized and
 unrealized gain (loss)
 on investments..........   6,783,360         571,237           204,814   10,930,640      779,647
                           ----------         -------         ---------   ----------     --------
Increase (decrease) in
 net assets from
 operations..............  $6,492,458         536,723         3,462,603    8,985,882      639,773
                           ==========         =======         =========   ==========     ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Oppenheimer Variable Account Funds (continued)
                            -------------------------------------------------------
                             Oppenheimer                               Oppenheimer
                                Global                  Oppenheimer    Main Street
                              Securities   Oppenheimer  Main Street     Small Cap
                              Fund/VA --   High Income   Fund/VA --     Fund/VA --
                            Service Shares   Fund/VA   Service Shares Service Shares
                            -------------- ----------- -------------- --------------
                                          Year ended December 31, 2004
                            -------------------------------------------------------
   Income -- Ordinary
     dividends.............  $   863,141    6,720,852      379,598             --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............           --      173,331           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............           --      853,173           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............      297,696      317,537      200,487         60,280
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............       53,824       38,096       30,525          7,571
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............      551,923           --      374,463         56,429
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............      196,625           --      191,882         49,472
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............      126,860           --       60,477         71,827
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............        8,646           --        1,866          1,848
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............           --           --           --            398
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............           --           --           --            431
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............        1,457           --          675            409
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............           --           --           --            158
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............           --           --           --            128
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............           --           --           --             36
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............           --           --           --             --
                             -----------   ----------    ---------      ---------
Net investment income
  (expense)................     (373,890)   5,338,715     (480,777)      (248,987)
                             -----------   ----------    ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................    4,042,632   (1,427,269)   1,128,440        482,893
   Change in unrealized
     appreciation
     (depreciation)........   10,271,107    2,793,471    3,473,483      2,858,878
   Capital gain
     distributions.........           --           --           --             --
Net realized and
  unrealized gain (loss)
  on investments...........   14,313,739    1,366,202    4,601,923      3,341,771
                             -----------   ----------    ---------      ---------
Increase (decrease) in
  net assets from
  operations...............  $13,939,849    6,704,917    4,121,146      3,092,784
                             ===========   ==========    =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          PBHG Insurance Series
                               Fund, Inc.                      PIMCO Variable Insurance Trust
                          --------------------  ------------------------------------------------------------
                                                 Foreign Bond
                                                  Portfolio                      Long-Term
                                       PBHG      (U.S. Dollar    High Yield   U.S. Government  Total Return
                            PBHG     Large Cap    Hedged) --    Portfolio --   Portfolio --    Portfolio --
                          Growth II   Growth    Administrative Administrative Administrative  Administrative
                          Portfolio  Portfolio   Class Shares   Class Shares   Class Shares    Class Shares
                          ---------  ---------  -------------- -------------- --------------- --------------
                               Year ended
                            December 31, 2004                   Year ended December 31, 2004
                          --------------------  ------------------------------------------------------------
 Income -- Ordinary
  dividends.............. $      --         --     345,912       6,102,650       2,872,160      6,602,304
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)..............     9,473     17,420          --              --              --         10,192
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a)...   161,076    237,033          --              --              --        202,405
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III
  (note 4a)..............        --         --      55,124         395,979         344,956        989,763
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)..............        --         --       5,867          50,316          32,759        193,990
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)..............        --         --      82,018         521,994         367,692      1,408,641
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)..............        --         --      29,624         304,531         279,551        902,022
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)..............        --         --          --         165,658          58,423        324,837
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)..............        --         --          --           4,445             114          9,409
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)..............        --         --          --             534             177          5,007
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)..............        --         --          --             442             298          2,592
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)..............        --         --          --           1,719           3,335          3,972
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)..............        --         --          --             274             339          1,244
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)..............        --         --          --             355              43          2,597
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)..............        --         --          --              28               5             19
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)..............        --         --          --              --              --             --
                          ---------  ---------     -------       ---------       ---------      ---------
Net investment income
 (expense)...............  (170,549)  (254,453)    173,279       4,656,375       1,784,468      2,545,614
                          ---------  ---------     -------       ---------       ---------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)  (118,187)  (381,930)     19,116       1,329,609         379,401      1,435,932
 Change in unrealized
  appreciation
  (depreciation).........   760,934  1,841,615      90,885         554,894         436,797      1,457,881
 Capital gain
  distributions..........        --         --     111,556              --       1,008,223      2,363,875
                          ---------  ---------     -------       ---------       ---------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........   642,747  1,459,685     221,557       1,884,503       1,824,421      5,257,688
                          ---------  ---------     -------       ---------       ---------      ---------
Increase (decrease) in
 net assets from
 operations.............. $ 472,198  1,205,232     394,836       6,540,878       3,608,889      7,803,302
                          =========  =========     =======       =========       =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     The Prudential Series Fund, Inc.
                           ----------------------------------------------------
                                                      SP William
                                                         Blair     SP Prudential
                             Jennison     Jennison   International U.S. Emerging
                           20/20 Focus  Portfolio --    Growth        Growth
                           Portfolio --   Class II   Portfolio --  Portfolio --
                             Class II      Shares      Class II      Class II
                           ------------ ------------ ------------- -------------
                                       Year ended December 31, 2004
                           ----------------------------------------------------
   Income -- Ordinary
     dividends............   $     --         464           --            --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a)............      5,460       5,795          253         1,312
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a)............        150         322           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a)............        784       1,424           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a)............        588         696           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type VIII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a)............      3,967       4,122           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a)............        853          33           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a)............         --          41           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a)............         --          14           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XIII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a)............         --          10           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a)............         --         202           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XVII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XVIII (note 4a).         --          --           --            --
                             --------     -------        -----        ------
Net investment income
  (expense)...............    (11,802)    (12,195)        (253)       (1,312)
                             --------     -------        -----        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      8,122       3,957          228           154
   Change in unrealized
     appreciation
     (depreciation).......    156,712      80,364        2,253        16,227
   Capital gain
     distributions........         --          --           --            23
                             --------     -------        -----        ------
Net realized and
  unrealized gain (loss)
  on investments..........    164,834      84,321        2,481        16,404
                             --------     -------        -----        ------
Increase (decrease) in
  net assets from
  operations..............   $153,032      72,126        2,228        15,092
                             ========     =======        =====        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Rydex Variable Trust             Salomon Brothers Variable Series Funds, Inc
                          -------------------- -------------------------------------------------------------------
                                               Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                                   Variable         Variable         Variable         Variable
                                                   All Cap         Investors      Strategic Bond    Total Return
                                OTC Fund       Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I
                          -------------------- ---------------- ---------------- ---------------- ----------------
                               Year ended
                           December 31, 2004                      Year ended December 31, 2004
                          -------------------- -------------------------------------------------------------------
 Income -- Ordinary
  dividends..............      $       --            26,124          743,579        2,196,537          353,255
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)..............              --                --           56,146           35,825            5,507
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a)...              --                --          290,888          316,153          109,216
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III
  (note 4a)..............          48,963            45,117          394,624          319,336          139,997
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)..............           3,905             3,593           34,865           36,752           11,200
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)..............          96,414            58,947               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)..............          38,177            49,306               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)..............          18,832            37,669               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)..............             543               696               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)..............              --               409               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)..............              --               343               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)..............           1,021               175               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)..............              --                 4               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)..............              --                 5               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)..............              --                --               --               --               --
                               ----------          --------        ---------        ---------        ---------
Net investment income
 (expense)...............        (207,855)         (170,140)         (32,944)       1,488,471           87,335
                               ----------          --------        ---------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         249,078           354,800        1,381,002          325,407          398,568
 Change in unrealized
  appreciation
  (depreciation).........         789,321           391,700        2,988,242         (344,829)         463,024
 Capital gain
  distributions..........              --                --               --          804,709          288,233
                               ----------          --------        ---------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments..........       1,038,399           746,500        4,369,244          785,287        1,149,825
                               ----------          --------        ---------        ---------        ---------
Increase (decrease) in
 net assets from
 operations..............      $  830,544           576,360        4,336,300        2,273,758        1,237,160
                               ==========          ========        =========        =========        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                Van Kampen Life
                                    Scudder Variable Series II                  Investment Trust
                          ----------------------------------------------  ---------------------------
                                                              SVS Dreman
                                                SVS Dreman    Small Cap
                                               High Return      Value       Comstock
                          Scudder Technology      Equity     Portfolio -- Portfolio -- Emerging Growth
                          Growth Portfolio --  Portfolio --    Class B      Class II    Portfolio --
                            Class B Shares    Class B Shares    Shares       Shares    Class II Shares
                          ------------------- -------------- ------------ ------------ ---------------
                                   Year ended December 31, 2004           Year ended December 31, 2004
                          ----------------------------------------------  ---------------------------
 Income -- Ordinary
   dividends.............        $  --              --            --         278,498            --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............           --              --            --          98,320        18,375
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............           --              --            --          25,265         1,444
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............            9              --             2         251,584        60,050
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --              --            --         162,608        26,231
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --              53            --         153,006        22,258
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --              --            --           4,628           475
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --              --            --             535            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --              --            --             563            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --              --            --             385           470
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --              --            --             631            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --              --            --             382            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --              --            --              --            --
                                 -----             ---           ---       ---------      --------
Net investment income
 (expense)...............           (9)            (53)           (2)       (419,409)     (129,303)
                                 -----             ---           ---       ---------      --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)          166              28           124       1,641,590       273,494
 Change in unrealized
   appreciation
   (depreciation)........         (156)            589            --       6,415,899       447,313
 Capital gain
   distributions.........           --              --            --              --            --
                                 -----             ---           ---       ---------      --------
Net realized and
 unrealized gain (loss)
 on investments..........           10             617           124       8,057,489       720,807
                                 -----             ---           ---       ---------      --------
Increase (decrease) in
 net assets from
 operations..............        $   1             564           122       7,638,080       591,504
                                 =====             ===           ===       =========      ========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  AIM Variable Insurance Funds
                              -------------------------------------------------------------------
                                  AIM V.I.              AIM V.I.                  AIM V.I.
                                 Aggressive            Basic Value                 Capital
                               Growth Fund --            Fund --            Appreciation Fund --
                              Series I shares       Series II shares           Series I shares
                              ---------------  --------------------------  ----------------------
                                 Year ended                  Period from         Year ended
                                December 31,    Year ended  May 1, 2003 to      December 31,
                              ---------------  December 31,  December 31,  ----------------------
                                2004    2003       2004          2003         2004        2003
                              -------  ------  ------------ -------------- ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (103)    (14)    (251,413)     (26,862)     (345,082)   (272,142)
   Net realized gain
     (loss) on
     investments.............   2,178     379      259,606       47,938       272,017  (1,081,971)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     293      99    1,661,209      596,743     1,163,768   5,682,372
   Capital gain
     distributions...........      --      --           --           --            --          --
                              -------  ------   ----------    ---------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,368     464    1,669,402      617,819     1,090,703   4,328,259
                              -------  ------   ----------    ---------    ----------  ----------
From capital
  transactions:
   Net premiums..............     150     365    9,832,637    4,484,538     2,231,430   3,785,769
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --      --      (49,625)          --       (58,757)   (215,136)
     Surrenders..............  (2,915) (1,341)    (712,366)     (44,613)   (1,567,721)   (898,247)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --      (27,022)        (461)      (33,316)    (27,925)
     Capital contribution....      --      --           --           --            --          --
     Transfers (to) from
       the Guarantee
       Account...............       6    (237)     890,236      480,422       854,849     778,186
     Transfers (to) from
       other subaccounts.....   2,394      31    3,649,695    2,105,947    (1,080,962) (1,077,472)
                              -------  ------   ----------    ---------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (365) (1,182)  13,583,555    7,025,833       345,523   2,345,175
                              -------  ------   ----------    ---------    ----------  ----------
Increase (decrease) in
  net assets.................   2,003    (718)  15,252,957    7,643,652     1,436,226   6,673,434
Net assets at beginning
  of year....................   1,124   1,842    7,643,652           --    22,103,145  15,429,711
                              -------  ------   ----------    ---------    ----------  ----------
Net assets at end of
  period..................... $ 3,127   1,124   22,896,609    7,643,652    23,539,371  22,103,145
                              =======  ======   ==========    =========    ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   3,562      60    1,714,880      597,699       779,652     749,588
   Units redeemed............  (3,306)   (241)    (648,158)      (5,274)     (825,819)   (377,492)
                              -------  ------   ----------    ---------    ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     256    (181)   1,066,722      592,425       (46,167)    372,096
                              =======  ======   ==========    =========    ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    AIM Variable Insurance Funds (continued)
                              -------------------------------------------------------
                                  AIM V.I.           AIM V.I.           AIM V.I.
                              Capital Development  Core Equity         Government
                                  Fund --            Fund --       Securities Fund --
                              Series I shares     Series I shares    Series I shares
                              ------------------  -------------   --------------------
                                 Year ended         Year ended         Year ended
                                December 31,       December 31,       December 31,
                              ------------------  -------------   --------------------
                                2004      2003     2004    2003     2004       2003
                               -------   ------   -----   ------  --------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (139)      (53)     23       (2)     (332)     27,709
   Net realized gain
     (loss) on
     investments.............   3,510       498       1      479    (3,108)     19,902
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     586     1,917     269      188     7,321     (10,649)
   Capital gain
     distributions...........      --        --      --       --        --         513
                               -------   ------   -----   ------  --------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,957     2,362     293      665     3,881      37,475
                               -------   ------   -----   ------  --------  ----------
From capital
  transactions:
   Net premiums..............      --        --      40    1,534        40         300
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --        --      --       --        --          --
     Surrenders..............  (1,778)     (150)     --       --  (425,695)   (998,525)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --        --      --       --        --          --
     Capital contribution....      --        --      --       --        --          --
     Transfers (to) from
       the Guarantee
       Account...............       4    (4,000)      4    1,409        23  (1,401,312)
     Transfers (to) from
       other subaccounts.....   1,662     2,216   3,145   (3,614)  (10,094)  1,272,157
                               -------   ------   -----   ------  --------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (112)   (1,934)  3,189     (671) (435,726) (1,127,380)
                               -------   ------   -----   ------  --------  ----------
Increase (decrease) in
  net assets.................   3,845       428   3,482       (6) (431,845) (1,089,905)
Net assets at beginning
  of year....................   5,139     4,711   1,398    1,404   434,802   1,524,707
                               -------   ------   -----   ------  --------  ----------
Net assets at end of
  period..................... $ 8,984     5,139   4,880    1,398     2,957     434,802
                               =======   ======   =====   ======  ========  ==========
Changes in units
  (note 5):
   Units purchased...........   2,222       134     432      204     7,701     102,564
   Units redeemed............  (1,956)     (251)     (1)    (250)  (43,543)   (193,434)
                               -------   ------   -----   ------  --------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     266      (117)    431      (46)  (35,842)    (90,870)
                               =======   ======   =====   ======  ========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------------------------------------------
                                                       AIM V.I. International
                                  AIM V.I. Growth          Growth Fund --     AIM V.I. Premier Equity AIM V.I. Technology
                              Fund -- Series I shares     Series II shares    Fund -- Series I shares Fund -- Series I shares
                              -----------------------  ---------------------- ----------------------  -----------------------
                                     Year ended             Period from             Year ended            Year ended
                                    December 31,           November 15 to          December 31,          December 31,
                              -----------------------       December 31,      ----------------------  ----------------------
                                  2004        2003              2004             2004        2003       2004         2003
                              -----------  ----------  ---------------------- ----------  ----------   --------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (165,531)   (141,537)          1,035           (374,838)   (405,021)     (164)       (526)
   Net realized gain
     (loss) on
     investments.............      19,980    (604,925)            555           (522,564) (2,899,513)    4,834      20,766
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     799,135   3,139,432          12,878          2,089,583  10,106,028       647         585
   Capital gain
     distributions...........          --          --              --                 --          --        --          --
                              -----------  ----------         -------         ----------  ----------   --------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     653,584   2,392,970          14,468          1,192,181   6,801,494     5,317      20,825
                              -----------  ----------         -------         ----------  ----------   --------     -------
From capital
  transactions:
   Net premiums..............     125,034     890,810         227,257          1,022,696   1,743,372        --       8,569
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (200,972)    (46,157)             --           (423,186)   (387,392)       --          --
     Surrenders..............  (1,009,257)   (464,715)         (2,979)        (2,667,999) (1,704,182) (110,333)       (226)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (15,968)    (14,823)            (52)           (51,217)    (61,511)       --          --
     Capital contribution....          --          --              --                 --          --        --          --
     Transfers (to) from
       the Guarantee
       Account...............     307,012     568,272          11,616           (149,589)    897,395        (1)     32,550
     Transfers (to) from
       other subaccounts.....    (102,755)    (83,336)        264,330         (2,307,363) (2,526,878)       --      45,524
                              -----------  ----------         -------         ----------  ----------   --------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (896,906)    850,051         500,172         (4,576,658) (2,039,196) (110,334)     86,417
                              -----------  ----------         -------         ----------  ----------   --------     -------
Increase (decrease) in
  net assets.................    (243,322)  3,243,021         514,640         (3,384,477)  4,762,298  (105,017)    107,242
Net assets at beginning
  of year....................  10,935,933   7,692,912              --         35,790,188  31,027,890   114,348       7,106
                              -----------  ----------         -------         ----------  ----------   --------     -------
Net assets at end of
  period..................... $10,692,611  10,935,933         514,640         32,405,711  35,790,188     9,331     114,348
                              ===========  ==========         =======         ==========  ==========   ========     =======
Changes in units
  (note 5):
   Units purchased...........     383,850     388,698          58,143            535,850     551,823        --      36,197
   Units redeemed............    (581,601)   (162,245)         (9,712)        (1,276,655)   (971,115)  (36,717)        (94)
                              -----------  ----------         -------         ----------  ----------   --------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (197,751)    226,453          48,431           (740,805)   (419,292)  (36,717)     36,103
                              ===========  ==========         =======         ==========  ==========   ========     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               AIM Variable
                              Insurance Funds
                                (continued)                    The Alger American Fund
                              -----------------  ------------------------------------------------------
                              AIM V.I. Utilities                               Alger American Small
                              Fund -- Series I     Alger American Growth     Capitalization Portfolio --
                                  shares         Portfolio -- Class O Shares      Class O Shares
                              -----------------  --------------------------  --------------------------
                                Year ended              Year ended                  Year ended
                               December 31,            December 31,                December 31,
                              -----------------  --------------------------  --------------------------
                               2004      2003        2004          2003          2004          2003
                               ------   ------   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   46        37    (1,987,066)   (1,972,725)   (1,146,810)     (929,539)
   Net realized gain
     (loss) on
     investments.............      2    (1,163)  (12,934,583)  (46,655,664)     (724,311)  (19,328,674)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    367        52    19,195,753    87,800,403    12,329,829    41,980,979
   Capital gain
     distributions...........     --        --            --            --            --            --
                               ------   ------   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    415    (1,074)    4,274,104    39,172,014    10,458,708    21,722,766
                               ------   ------   -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............     --        90       269,040       360,504       131,131       329,059
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --        --    (1,694,282)   (1,194,022)     (724,553)     (661,980)
     Surrenders..............     --      (140)  (16,986,628)  (14,489,912)  (10,792,925)   (7,845,864)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --        --      (176,239)     (185,187)      (99,475)      (85,150)
     Capital contribution....     --        --            --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (2)   (1,829)     (692,064)   (1,532,106)      833,929      (138,700)
     Transfers (to) from
       other subaccounts.....     --     3,179   (10,366,565)     (649,475)   (1,045,438)   12,015,626
                               ------   ------   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     (2)    1,300   (29,646,738)  (17,690,198)  (11,697,331)    3,612,991
                               ------   ------   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................    413       226   (25,372,634)   21,481,816    (1,238,623)   25,335,757
Net assets at beginning
  of year....................  1,752     1,526   153,021,651   131,539,835    81,597,843    56,262,086
                               ------   ------   -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $2,165     1,752   127,649,017   153,021,651    80,359,220    81,597,843
                               ======   ======   ===========   ===========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........     --        21     1,615,370        33,176     4,374,328     1,468,473
   Units redeemed............     --       (13)   (4,081,099)   (1,661,152)   (5,807,964)   (1,039,174)
                               ------   ------   -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     --         8    (2,465,729)   (1,627,976)   (1,433,636)      429,299
                               ======   ======   ===========   ===========   ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     AllianceBernstein Variable Products Series Fund, Inc.
                              -------------------------------------------------------------------------
                                                           AllianceBernstein
                                                             International
                                                                 Value
                              AllianceBernstein Growth and   Portfolio --    AllianceBernstein Premier
                              Income Portfolio -- Class B       Class B      Growth Portfolio -- Class B
                              ---------------------------  ----------------- --------------------------
                                      Year ended              Period from          Year ended
                                     December 31,           November 15 to        December 31,
                              ---------------------------    December 31,    --------------------------
                                  2004           2003            2004           2004          2003
                              ------------   -----------   -----------------  ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,436,767)     (878,324)          (778)       (469,861)     (419,844)
   Net realized gain
     (loss) on
     investments.............    4,781,889    (2,197,951)           378        (353,613)   (2,708,795)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   12,527,216    35,325,473         24,134       2,832,762     8,321,449
   Capital gain
     distributions...........           --            --             --              --            --
                              ------------   -----------        -------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........   15,872,338    32,249,198         23,734       2,009,288     5,192,810
                              ------------   -----------        -------       ----------    ----------
From capital
  transactions:
   Net premiums..............   15,496,280    23,879,307        238,131       2,709,932     3,086,070
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,876,764)   (1,673,888)            --        (264,194)     (355,996)
     Surrenders..............  (12,949,292)   (6,891,771)          (184)     (1,760,661)   (1,809,247)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (265,649)     (172,130)            (6)        (45,978)      (50,340)
     Capital contribution....           --            --             --              --            --
     Transfers (to) from
       the Guarantee
       Account...............    3,314,456    10,108,326         14,622         (19,928)      679,557
     Transfers (to) from
       other subaccounts.....    3,280,970    19,423,968        360,567         107,680    (2,055,291)
                              ------------   -----------        -------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    7,000,001    44,673,812        613,130         726,851      (505,247)
                              ------------   -----------        -------       ----------    ----------
Increase (decrease) in
  net assets.................   22,872,339    76,923,010        636,864       2,736,139     4,687,563
Net assets at beginning
  of year....................  165,642,288    88,719,278             --      29,681,605    24,994,042
                              ------------   -----------        -------       ----------    ----------
Net assets at end of
  period..................... $188,514,627   165,642,288        636,864      32,417,744    29,681,605
                              ============   ===========        =======       ==========    ==========
Changes in units
  (note 5):
   Units purchased...........    5,228,036     5,401,094         63,756       1,129,061     1,568,862
   Units redeemed............   (4,704,524)     (883,939)        (3,320)     (1,153,125)   (1,779,189)
                              ------------   -----------        -------       ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      523,512     4,517,155         60,436         (24,064)     (210,327)
                              ============   ===========        =======       ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     AllianceBernstein Variable Products
                                        Series Fund, Inc. (continued)
                              -------------------------------------------------------
                              AllianceBernstein Small Cap AllianceBernstein Technology
                              Growth Portfolio -- Class B   Portfolio -- Class B
                              --------------------------  ---------------------------
                                                                            Period
                                    Year ended                           from May 1,
                                   December 31,            Year ended      2003 to
                              --------------------------  December 31,   December 31,
                                  2004          2003          2004           2003
                               -----------    ---------   ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (133,097)     (91,312)      (53,528)       (10,695)
   Net realized gain
     (loss) on
     investments.............     467,078      (85,858)       50,732         23,538
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     833,062    2,517,933       175,844        180,071
   Capital gain
     distributions...........          --           --            --             --
                               -----------    ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........   1,167,043    2,340,763       173,048        192,914
                               -----------    ---------    ---------      ---------
From capital
  transactions:
   Net premiums..............     327,474      619,256     1,383,858      1,365,529
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (41,853)    (119,684)       (8,005)       (15,305)
     Surrenders..............    (880,021)    (196,284)     (208,183)       (20,891)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (10,992)      (9,653)       (6,119)          (202)
     Capital contribution....          --           --            --             --
     Transfers (to) from
       the Guarantee
       Account...............     (73,989)     773,328       190,808        141,269
     Transfers (to) from
       other subaccounts.....   1,566,248    1,042,436       (94,060)     1,058,492
                               -----------    ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     886,867    2,109,399     1,258,299      2,528,892
                               -----------    ---------    ---------      ---------
Increase (decrease) in
  net assets.................   2,053,910    4,450,162     1,431,347      2,721,806
Net assets at beginning
  of year....................   8,486,614    4,036,452     2,721,806             --
                               -----------    ---------    ---------      ---------
Net assets at end of
  period..................... $10,540,524    8,486,614     4,153,153      2,721,806
                               ===========    =========    =========      =========
Changes in units
  (note 5):
   Units purchased...........     542,870      380,969       351,579        209,268
   Units redeemed............    (428,544)     (51,267)     (253,236)        (2,969)
                               -----------    ---------    ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     114,326      329,702        98,343        206,299
                               ===========    =========    =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               American Century Variable Portfolios, Inc.
                              --------------------------------------------
                               VP Income &
                                  Growth         VP Ultra        VP Value
                              Fund -- Class I Fund -- Class I Fund -- Class I
                              -------------   -------------   ---------------
                                Year ended      Year ended
                               December 31,    December 31,     Year ended
                              -------------   -------------    December 31,
                               2004     2003   2004     2003       2004
                              ------   -----  ------   -----  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (1)    (26)    (48)    (11)       (159)
   Net realized gain
     (loss) on
     investments.............    215     (15)    763     (22)          1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    131     743     (80)    227       1,411
   Capital gain
     distributions...........     --      --      --      --          --
                              ------   -----  ------   -----      ------
       Increase
         (decrease) in
         net assets from
         operations..........    345     702     635     194       1,253
                              ------   -----  ------   -----      ------
From capital
  transactions:
   Net premiums..............    255   2,364   1,439     334      15,487
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --      --      --      --          --
     Surrenders..............     --      --      --      --          --
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (11)     --     (20)     --          --
     Capital contribution....     --      --      --      --          --
     Transfers (to) from
       the Guarantee
       Account...............     --      34    (135)    883         172
     Transfers (to) from
       other subaccounts.....   (349)     --      --      --          --
                              ------   -----  ------   -----      ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (105)  2,398   1,284   1,217      15,659
                              ------   -----  ------   -----      ------
Increase (decrease) in
  net assets.................    240   3,100   1,919   1,411      16,912
Net assets at beginning
  of year....................  3,100      --   1,411      --          --
                              ------   -----  ------   -----      ------
Net assets at end of
  period..................... $3,340   3,100   3,330   1,411      16,912
                              ======   =====  ======   =====      ======
Changes in units
  (note 5):
   Units purchased...........     61     247   5,071     119       1,208
   Units redeemed............    (69)     --  (4,932)     --          --
                              ------   -----  ------   -----      ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (8)    247     139     119       1,208
                              ======   =====  ======   =====      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                             Dreyfus
                              --------------------------------------------------------------------------------
                                                                           Dreyfus Investment Dreyfus Variable
                                Dreyfus Investment   The Dreyfus Socially  Portfolios --       Investment
                              Portfolios -- Emerging  Responsible Growth   MidCap Stock       Fund -- Money
                               Markets Portfolio --  Fund, Inc. -- Initial Portfolio --          Market
                                  Initial Shares            Shares         Initial Shares      Portfolio
                              ---------------------- --------------------  ------------------ ----------------
                                                          Year ended       Year ended          Year ended
                                    Year ended           December 31,      December 31,       December 31,
                                   December 31,      --------------------  ------------------ ----------------
                                       2003             2004       2003     2004      2003     2004     2003
                              ---------------------- ---------  ---------    -----    ----     ------   ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $   (81,902)        (65,582)   (74,449)   (13)      --         (5)    --
   Net realized gain
     (loss) on
     investments.............        2,471,095        (105,537)  (409,779)     1       --         --     --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............          142,809         424,759  1,638,293    114       --         --     --
   Capital gain
     distributions...........               --              --         --     32       --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
       Increase
         (decrease) in
         net assets from
         operations..........        2,532,002         253,640  1,154,065    134       --         (5)    --
                                   -----------       ---------  ---------    -----     --      ------    --
From capital
  transactions:
   Net premiums..............          759,288          44,295    270,282  1,206       --         22     --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          (98,937)        (80,013)   (68,592)    --       --         --     --
     Surrenders..............         (629,620)       (229,038)  (147,433)    --       --         --     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....           (7,891)        (15,727)   (22,798)   (14)      --         --     --
     Capital contribution....               --              --         --     --       --         --     --
     Transfers (to) from
       the Guarantee
       Account...............          627,615          14,056    171,807     73       --         (1)    --
     Transfers (to) from
       other subaccounts.....       (8,860,918)        (87,046)  (366,134)    --       --     24,253     --
                                   -----------       ---------  ---------    -----     --      ------    --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       (8,210,463)       (353,473)  (162,868) 1,265       --     24,274     --
                                   -----------       ---------  ---------    -----     --      ------    --
Increase (decrease) in
  net assets.................       (5,678,461)        (99,833)   991,197  1,399       --     24,269     --
Net assets at beginning
  of year....................        5,678,461       5,914,934  4,923,737     --       --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
Net assets at end of
  period.....................      $        --       5,815,101  5,914,934  1,399       --     24,269     --
                                   ===========       =========  =========    =====     ==      ======    ==
Changes in units
  (note 5):
   Units purchased...........          119,748          35,783     86,631     99       --      2,477     --
   Units redeemed............         (828,659)        (97,591)  (118,016)    (1)      --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................         (708,911)        (61,808)   (31,385)    98       --      2,477     --
                                   ===========       =========  =========    =====     ==      ======    ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                     Eaton Vance Variable Trust
                              ------------------------------------------------------------------------
                                 VT Floating-Rate                                 VT Worldwide Health
                                    Income Fund        VT Income Fund of Boston      Sciences Fund
                              ----------------------  -------------------------  ---------------------
                                    Year ended         Period from                     Year ended
                                   December 31,       January 1, to  Year ended       December 31,
                              ----------------------  December 15,  December 31, ---------------------
                                  2004        2003        2004          2003        2004        2003
                              -----------  ---------  ------------- ------------ ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   300,485     12,309         114         (256)     (138,994)   (29,380)
   Net realized gain
     (loss) on
     investments.............      29,059      2,989       2,656            5        77,914     25,467
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       9,073     32,641      (2,765)       2,764       391,786    224,588
   Capital gain
     distributions...........          --         --          --           --            --         --
                              -----------  ---------     -------       ------    ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     338,617     47,939           5        2,513       330,706    220,675
                              -----------  ---------     -------       ------    ----------  ---------
From capital
  transactions:
   Net premiums..............  16,948,588  8,132,627      46,615       21,208     3,237,082  2,741,378
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (10,478)        --          --           --       (96,777)        --
     Surrenders..............  (1,076,321)  (127,478)         --           --      (696,109)   (68,699)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25,054)      (580)        (91)          --       (18,151)    (1,611)
     Capital contribution....          --         --          --           --            --         --
     Transfers (to) from
       the Guarantee
       Account...............     754,742    438,848     (46,064)          11     1,171,072    555,437
     Transfers (to) from
       other subaccounts.....   4,606,290  1,088,642     (24,197)          --      (197,959) 3,073,673
                              -----------  ---------     -------       ------    ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  21,197,767  9,532,059     (23,737)      21,219     3,399,158  6,300,178
                              -----------  ---------     -------       ------    ----------  ---------
Increase (decrease) in
  net assets.................  21,536,384  9,579,998     (23,732)      23,732     3,729,864  6,520,853
Net assets at beginning
  of year....................   9,582,068      2,070      23,732           --     6,551,235     30,382
                              -----------  ---------     -------       ------    ----------  ---------
Net assets at end of
  period..................... $31,118,452  9,582,068          --       23,732    10,281,099  6,551,235
                              ===========  =========     =======       ======    ==========  =========
Changes in units
  (note 5):
   Units purchased...........   4,011,467    960,450      20,159        2,134       646,837    530,929
   Units redeemed............  (1,919,695)   (14,293)    (22,293)          --      (369,392)    (7,088)
                              -----------  ---------     -------       ------    ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   2,091,772    946,157      (2,134)       2,134       277,445    523,841
                              ===========  =========     =======       ======    ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Evergreen Variable
                                Annuity Trust               Federated Insurance Series
                              ------------------ ------------------------------------------------
                                 Evergreen VA
                                Omega Fund --    Federated American Leaders    Federated Capital
                                   Class 2       Fund II -- Primary Shares      Income Fund II
                              ------------------ ------------------------   ----------------------
                                 Period from            Year ended                Year ended
                                 April 30, to          December 31,              December 31,
                                 December 31,    ------------------------   ----------------------
                                     2004            2004          2003        2004        2003
                              ------------------ -----------   -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $   (656)          11,297       100,766     771,884   1,293,048
   Net realized gain
     (loss) on
     investments.............            95          882,003    (5,944,264) (1,992,815) (6,877,849)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        11,558        4,091,002    20,835,057   3,116,621   9,915,284
   Capital gain
     distributions...........            --               --            --          --          --
                                   --------      -----------   -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........        10,997        4,984,302    14,991,559   1,895,690   4,330,483
                                   --------      -----------   -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............        86,208          131,637       148,228     150,996      48,918
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........            --         (567,275)     (664,104)   (403,703)   (559,664)
     Surrenders..............            --      (10,610,294)   (7,769,414) (3,521,393) (2,718,546)
     Cost of insurance
       and
       administrative
       expense (note 4a).....           (78)         (83,065)      (87,712)    (29,416)    (31,226)
     Capital contribution....            --               --            --          --          --
     Transfers (to) from
       the Guarantee
       Account...............          (128)        (316,148)     (219,229)   (247,214)   (131,685)
     Transfers (to) from
       other subaccounts.....        51,645         (490,751)   (1,630,230)    155,172  (1,566,250)
                                   --------      -----------   -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       137,647      (11,935,896)  (10,222,461) (3,895,558) (4,958,453)
                                   --------      -----------   -----------  ----------  ----------
Increase (decrease) in
  net assets.................       148,644       (6,951,594)    4,769,098  (1,999,868)   (627,970)
Net assets at beginning
  of year....................            --       71,026,229    66,257,131  26,116,977  26,744,947
                                   --------      -----------   -----------  ----------  ----------
Net assets at end of
  period.....................      $148,644       64,074,635    71,026,229  24,117,109  26,116,977
                                   ========      ===========   ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........        14,231          662,830        11,832     551,051       4,447
   Units redeemed............          (227)      (1,445,274)     (827,762)   (877,603)   (455,343)
                                   --------      -----------   -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................        14,004         (782,444)     (815,930)   (326,552)   (450,896)
                                   ========      ===========   ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Federated Insurance Series (continued)
                              ----------------------------------------------------------------------------------------
                                                                                   Federated
                                                          Federated High Income  International
                              Federated High Income Bond Bond Fund II -- Service Small Company    Federated Kaufmann
                              Fund II -- Primary Shares          Shares             Fund II    Fund II -- Service Shares
                              ------------------------   ----------------------  ------------- ------------------------
                                                                                                            Period from
                                     Year ended                Year ended                                      May 1,
                                    December 31,              December 31,        Year ended    Year ended    2003 to
                              ------------------------   ----------------------  December 31,  December 31, December 31,
                                  2004          2003        2004        2003         2003          2004         2003
                              ------------   ----------  ----------  ----------  ------------- ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,876,444    3,954,379   2,183,501   1,365,045      (63,521)     (345,291)     (51,058)
   Net realized gain
     (loss) on
     investments.............    1,315,990    3,674,852   1,133,610   1,217,308    1,518,141       374,520      125,297
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      353,421    5,331,295     117,795   2,861,176      236,321     3,214,996      648,953
   Capital gain
     distributions...........           --           --          --          --           --            --           --
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,545,855   12,960,526   3,434,906   5,443,529    1,690,941     3,244,225      723,192
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............      201,129      214,230   6,264,410  10,807,215    1,005,731    11,720,320    5,008,964
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,200,429)    (621,901)   (358,979)   (584,736)     (25,509)      (23,701)      (3,988)
     Surrenders..............   (9,247,078)  (9,918,139) (3,259,722) (4,156,374)    (177,849)   (1,054,850)    (231,576)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (68,011)     (74,167)    (69,237)    (40,956)      (5,827)      (52,165)      (3,602)
     Capital contribution....           --           --          --          --           --            --           --
     Transfers (to) from
       the Guarantee
       Account...............   (2,056,410)   1,041,954     456,203   3,310,163      266,785     2,879,100    1,838,360
     Transfers (to) from
       other subaccounts.....   (1,777,984)  14,338,928  (3,512,169)  8,906,871   (5,508,498)    1,390,491    6,521,350
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,148,783)   4,980,905    (479,494) 18,242,183   (4,445,167)   14,859,195   13,129,508
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
Increase (decrease) in
  net assets.................   (8,602,928)  17,941,431   2,955,412  23,685,712   (2,754,226)   18,103,420   13,852,700
Net assets at beginning
  of year....................   75,889,454   57,948,023  43,322,533  19,636,821    2,754,226    13,852,700           --
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
Net assets at end of
  period..................... $ 67,286,526   75,889,454  46,277,945  43,322,533           --    31,956,120   13,852,700
                              ============   ==========  ==========  ==========   ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........    3,789,250    2,205,077   4,191,124   2,200,577      161,120     2,100,077    1,060,261
   Units redeemed............   (4,831,429)  (1,501,325) (4,218,329)   (463,618)    (723,940)     (984,005)     (19,043)
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (1,042,179)     703,752     (27,205)  1,736,959     (562,820)    1,116,072    1,041,218
                              ============   ==========  ==========  ==========   ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                         Fidelity Variable Insurance Products Fund
                             -------------------------------------------------------------------------------------------------
                                                             VIP Asset
                                                            Manager/SM/                                    VIP Contrafund(R)
                               VIP Asset Manager/SM/    Portfolio -- Service     VIP Contrafund(R)        Portfolio -- Service
                             Portfolio -- Initial Class       Class 2        Portfolio -- Initial Class         Class 2
                             -------------------------  -------------------- ------------------------   -----------------------
                                     Year ended             Period from             Year ended                 Year ended
                                    December 31,            April 30, to           December 31,               December 31,
                             -------------------------      December 31,     ------------------------   -----------------------
                                 2004          2003             2004             2004          2003         2004        2003
                             ------------  -----------  -------------------- -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  3,029,183    4,933,821         (30,095)       (3,803,116)   (2,871,531)  (1,394,934)   (753,738)
 Net realized gain
   (loss) on investments....  (2,161,980)   (8,185,528)         11,006        10,698,264    (9,319,912)   3,696,239     350,712
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    6,367,899   33,141,434         263,953        38,876,525    85,542,202   11,237,102  15,167,803
 Capital gain
   distributions............           --           --              --                --            --           --          --
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
     Increase (decrease)
      in net assets from
      operations............    7,235,102   29,889,727         244,864        45,771,673    73,350,759   13,538,407  14,764,777
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
From capital
 transactions:
 Net premiums...............      697,168      661,046       5,133,748           608,392     1,013,373   22,142,082  19,721,660
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits...........   (1,821,524)  (1,659,880)             --        (2,646,978)   (2,505,506)    (702,164)   (557,223)
   Surrenders...............  (29,837,433) (25,537,169)        (18,497)      (48,594,360)  (36,915,426)  (6,196,593) (2,623,972)
   Cost of insurance and
     administrative
     expense (note 4a)......     (219,829)    (362,440)           (673)         (404,660)     (398,046)    (157,659)    (70,192)
   Capital contribution.....           --           --              --                --            --           --          --
   Transfers (to) from
     the Guarantee
     Account................      110,414   (3,492,609)        104,106          (496,033)   (2,490,878)   3,303,599   6,086,271
   Transfers (to) from
     other subaccounts......   (1,078,351)   1,482,804         904,360        33,137,154    11,894,575   10,804,623   5,122,352
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
     Increase (decrease)
      in net assets from
      capital
      transactions
      (note 5)..............  (32,149,555) (28,908,248)      6,123,044       (18,396,485)  (29,401,908)  29,193,888  27,678,896
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets.................  (24,914,453)     981,479       6,367,908        27,375,188    43,948,851   42,732,295  42,443,673
Net assets at beginning
 of year....................  202,791,975  201,810,496              --       345,797,776   301,848,925   83,406,347  40,962,674
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
Net assets at end of
 period..................... $177,877,522  202,791,975       6,367,908       373,172,964   345,797,776  126,138,642  83,406,347
                             ============  ===========       =========       ===========   ===========  ===========  ==========
Changes in units
 (note 5):..................
 Units purchased............      948,203       84,364         765,627         4,758,363       534,737    5,535,020   3,633,243
 Units redeemed.............  (2,161,878)   (1,221,953)       (149,642)       (5,034,009)   (1,752,771)  (2,893,228)   (383,633)
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2004 and
   2003.....................  (1,213,675)   (1,137,589)        615,985          (275,646)   (1,218,034)   2,641,792   3,249,610
                             ============  ===========       =========       ===========   ===========  ===========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Fidelity Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------------------
                                  VIP Dynamic Capital         VIP Equity-Income         VIP Equity-Income
                               Appreciation Portfolio --        Portfolio --              Portfolio --
                                    Service Class 2             Initial Class            Service Class 2
                              --------------------------  ------------------------  ------------------------
                                            Period from          Year ended                Year ended
                               Year ended  May 1, 2003 to       December 31,              December 31,
                              December 31,  December 31,  ------------------------  ------------------------
                                  2004          2003          2004         2003         2004         2003
                              ------------ -------------- -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  (14,499)       (833)        944,771    1,980,364     (279,674)    (140,052)
   Net realized gain
     (loss) on
     investments.............     (27,650)        856      10,072,206  (18,278,840)   3,210,895     (798,779)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      64,853      13,013      26,836,303  118,163,157    8,163,170   21,844,821
   Capital gain
     distributions...........          --          --       1,644,721           --      414,136           --
                               ----------     -------     -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........      22,704      13,036      39,498,001  101,864,681   11,508,527   20,905,990
                               ----------     -------     -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............     700,675     163,111       1,084,487    1,466,235   18,191,601   22,581,971
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          --          --      (4,359,042)  (3,277,372)    (901,347)    (589,808)
     Surrenders..............     (12,840)        (92)    (72,411,463) (57,822,398)  (7,556,642)  (4,053,624)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (2,145)         --        (465,690)    (507,195)    (182,225)     (99,255)
     Capital contribution....          --          --              --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     223,076       2,291      (1,576,117)  (2,340,630)   3,201,191    6,293,499
     Transfers (to) from
       other subaccounts.....     189,423      48,853      13,154,826   12,011,576    4,428,264    4,874,688
                               ----------     -------     -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,098,189     214,163     (64,572,999) (50,469,784)  17,180,842   29,007,471
                               ----------     -------     -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   1,120,893     227,199     (25,074,998)  51,394,897   28,689,369   49,913,461
Net assets at beginning
  of year....................     227,199          --     449,145,152  397,750,255  106,687,397   56,773,936
                               ----------     -------     -----------  -----------  -----------  -----------
Net assets at end of
  period.....................  $1,348,092     227,199     424,070,154  449,145,152  135,376,766  106,687,397
                               ==========     =======     ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     194,919      19,199       3,359,958      344,915    4,126,122    3,613,560
   Units redeemed............     (97,965)         (8)     (4,536,834)  (1,636,506)  (2,634,494)    (508,792)
                               ----------     -------     -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      96,954      19,191      (1,176,876)  (1,291,591)   1,491,628    3,104,768
                               ==========     =======     ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------
                                 VIP Growth & Income       VIP Growth & Income        VIP Growth Opportunities
                              Portfolio -- Initial Class Portfolio -- Service Class 2 Portfolio -- Initial Class
                              -------------------------  ---------------------------  -------------------------
                                      Year ended               Year ended                   Year ended
                                     December 31,             December 31,                 December 31,
                              -------------------------  ---------------------------  -------------------------
                                  2004          2003        2004           2003          2004          2003
                              ------------  -----------   ----------     ----------    ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (549,260)    (234,938)   (256,742)      (144,231)     (285,592)     (200,982)
   Net realized gain
     (loss) on
     investments.............     (980,512)  (7,294,707)    441,612       (127,193)   (1,369,662)   (9,460,193)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,389,008   26,038,023   1,063,556      4,511,688     3,243,075    17,920,957
   Capital gain
     distributions...........           --           --          --             --            --            --
                              ------------  -----------   ----------     ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    3,859,236   18,508,378   1,248,426      4,240,264     1,587,821     8,259,782
                              ------------  -----------   ----------     ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............      204,188      419,951   4,800,476      6,081,495       (63,459)      169,732
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,032,251)    (954,575)   (141,073)      (260,014)     (135,949)     (351,841)
     Surrenders..............  (11,612,233)  (8,114,363) (1,991,089)    (1,923,051)   (3,846,049)   (3,394,255)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (140,605)    (130,195)    (50,575)       (30,619)      (42,512)      (49,063)
     Capital contribution....           --           --          --             --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (233,086)     242,408     473,528      1,859,784      (313,278)     (633,863)
     Transfers (to) from
       other subaccounts.....      688,339    6,593,404    (229,427)     2,222,098    (2,646,463)   (1,477,611)
                              ------------  -----------   ----------     ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (12,125,648)  (1,943,370)  2,861,840      7,949,693    (7,047,710)   (5,736,901)
                              ------------  -----------   ----------     ----------    ----------   ----------
Increase (decrease) in
  net assets.................   (8,266,412)  16,565,008   4,110,266     12,189,957    (5,459,889)    2,522,881
Net assets at beginning
  of year....................  105,022,666   88,457,658  28,816,393     16,626,436    36,221,975    33,699,094
                              ------------  -----------   ----------     ----------    ----------   ----------
Net assets at end of
  period..................... $ 96,756,254  105,022,666  32,926,659     28,816,393    30,762,086    36,221,975
                              ============  ===========   ==========     ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........    1,824,510      534,540   1,157,131      1,190,682       483,561        22,011
   Units redeemed............   (2,765,942)    (677,183)   (895,308)      (260,527)   (1,234,238)     (765,963)
                              ------------  -----------   ----------     ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (941,432)    (142,643)    261,823        930,155      (750,677)     (743,952)
                              ============  ===========   ==========     ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------
                                      VIP Growth               VIP Growth           VIP Mid Cap
                                     Portfolio --             Portfolio --         Portfolio --
                                    Initial Class            Service Class 2       Initial Class
                              -------------------------  ----------------------  ----------------
                                      Year ended               Year ended           Year ended
                                     December 31,             December 31,         December 31,
                              -------------------------  ----------------------  ----------------
                                  2004          2003        2004        2003       2004     2003
                              ------------  -----------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,802,869)  (2,677,765)   (785,022)   (553,295)    (313)    (145)
   Net realized gain
     (loss) on
     investments.............  (12,943,731) (49,551,027)    718,583  (1,899,734)   9,855    1,106
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,129,087  117,974,995     638,623  12,711,359     (237)  13,326
   Capital gain
     distributions...........           --           --          --          --       --       --
                              ------------  -----------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    3,382,487   65,746,203     572,184  10,258,330    9,305   14,287
                              ------------  -----------  ----------  ----------  -------  -------
From capital
  transactions:
   Net premiums..............      576,435      808,782   7,762,951  10,554,098      490    1,790
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (2,089,614)  (1,777,449)   (338,441)   (449,458)      --       --
     Surrenders..............  (34,225,608) (25,996,220) (3,817,975) (2,219,418) (36,725)    (579)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (337,455)    (376,144)    (86,435)    (51,163)      --       --
     Capital contribution....           --           --          --          --       --       --
     Transfers (to) from
       the Guarantee
       Account...............     (743,311)  (1,619,774)    159,632   2,553,245      106  (34,871)
     Transfers (to) from
       other subaccounts.....  (11,060,545)   6,004,213  (3,219,581)  2,921,634    2,962   50,472
                              ------------  -----------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (47,880,098) (22,956,592)    460,151  13,308,938  (33,167)  16,812
                              ------------  -----------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets.................  (44,497,611)  42,789,611   1,032,335  23,567,268  (23,862)  31,099
Net assets at beginning
  of year....................  276,886,540  234,096,929  54,263,590  30,696,322   61,276   30,177
                              ------------  -----------  ----------  ----------  -------  -------
Net assets at end of
  period..................... $232,388,929  276,886,540  55,295,925  54,263,590   37,414   61,276
                              ============  ===========  ==========  ==========  =======  =======
Changes in units
  (note 5):
   Units purchased...........    2,284,982      155,661   3,134,447   2,286,034      311    4,710
   Units redeemed............   (4,576,850)    (680,163) (3,337,101)   (387,929)  (2,694)  (3,195)
                              ------------  -----------  ----------  ----------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (2,291,868)    (524,502)   (202,654)  1,898,105   (2,383)   1,515
                              ============  ===========  ==========  ==========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                                                          VIP Value
                               VIP Mid Cap Portfolio --  VIP Overseas Portfolio -- Strategies Portfolio --
                                   Service Class 2            Initial Class            Service Class 2
                              -------------------------  ------------------------  -----------------------
                                      Year ended               Year ended                Period from
                                     December 31,             December 31,              April 30, to
                              -------------------------  ------------------------       December 31,
                                  2004          2003        2004         2003               2004
                              ------------  -----------  ----------   ----------   -----------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,316,640)  (1,002,329)   (212,876)    (265,441)            (5,252)
   Net realized gain
     (loss) on
     investments.............   11,164,194    1,846,594   4,407,381    6,142,067             17,016
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,897,054   25,744,841   4,530,773   11,873,456            152,399
   Capital gain
     distributions...........           --           --          --           --                 --
                              ------------  -----------  ----------   ----------          ---------
       Increase
         (decrease) in
         net assets from
         operations..........   32,744,608   26,589,106   8,725,278   17,750,082            164,163
                              ------------  -----------  ----------   ----------          ---------
From capital
  transactions:
   Net premiums..............   18,507,462   21,411,856       4,441      205,616            880,336
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (888,699)    (745,857)   (258,519)    (499,474)                --
     Surrenders..............  (11,385,027)  (3,863,376) (9,755,240)  (7,124,228)           (12,237)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (234,564)    (101,948)    (88,880)     (69,855)              (398)
     Capital contribution....           --           --          --           --                 --
     Transfers (to) from
       the Guarantee
       Account...............    4,807,299    6,861,370     557,879    2,209,611             58,558
     Transfers (to) from
       other subaccounts.....   22,851,461   22,391,099  16,227,445   17,606,040            504,216
                              ------------  -----------  ----------   ----------          ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   33,657,932   45,953,144   6,687,126   12,327,710          1,430,475
                              ------------  -----------  ----------   ----------          ---------
Increase (decrease) in
  net assets.................   66,402,540   72,542,250  15,412,404   30,077,792          1,594,638
Net assets at beginning
  of year....................  125,013,965   52,471,715  68,380,026   38,302,234                 --
                              ------------  -----------  ----------   ----------          ---------
Net assets at end of
  period..................... $191,416,505  125,013,965  83,792,430   68,380,026          1,594,638
                              ============  ===========  ==========   ==========          =========
Changes in units
  (note 5):
   Units purchased...........    7,984,532    4,631,403   2,579,751    1,713,762            195,755
   Units redeemed............   (5,610,370)    (446,094) (1,969,793)    (658,546)           (54,199)
                              ------------  -----------  ----------   ----------          ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    2,374,162    4,185,309     609,958    1,055,216            141,556
                              ============  ===========  ==========   ==========          =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Franklin Templeton Variable Insurance Products Trust
                              ---------------------------------------------------
                              Franklin Large Cap Mutual Shares
                              Growth Securities   Securities     Templeton Foreign
                              Fund -- Class 2    Fund -- Class 2 Securities Fund --
                                 Shares             Shares         Class I Shares
                              ----------------   --------------- ------------------
                               Year ended         Year ended
                              December 31,       December 31,       Period from
                              ----------------   ---------------  December 15, to
                               2004       2003    2004     2003  December 31, 2004
                               ------     ----    ------   ----  ------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (8)      --        (5)    --            (21)
   Net realized gain
     (loss) on
     investments.............     --       --        24     --             --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     47       --        --     --            784
   Capital gain
     distributions...........     --       --        --     --             --
                               ------      --     ------    --        -------
       Increase
         (decrease) in
         net assets from
         operations..........     39       --        19     --            763
                               ------      --     ------    --        -------
From capital
  transactions:
   Net premiums..............  1,200       --        --     --             --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --       --        --     --             --
     Surrenders..............     --       --        --     --             --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --       --        --     --             --
     Capital contribution....     --       --        --     --             --
     Transfers (to) from
       the Guarantee
       Account...............     (1)      --       (19)    --             --
     Transfers (to) from
       other subaccounts.....     --       --        --     --        159,073
                               ------      --     ------    --        -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  1,199       --       (19)    --        159,073
                               ------      --     ------    --        -------
Increase (decrease) in
  net assets.................  1,238       --        --     --        159,836
Net assets at beginning
  of year....................     --       --        --     --             --
                               ------      --     ------    --        -------
Net assets at end of
  period..................... $1,238       --        --     --        159,836
                               ======      ==     ======    ==        =======
Changes in units
  (note 5):
   Units purchased...........     97       --     3,602     --         15,631
   Units redeemed............     --       --    (3,602)    --             --
                               ------      --     ------    --        -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     97       --        --     --         15,631
                               ======      ==     ======    ==        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Franklin Templeton Variable Insurance
                               Products Trust (continued)
                              ------------------------------------
                                                  Templeton Global
                              Templeton Foreign   Asset Allocation
                              Securities Fund --     Fund --
                              Class 2 Shares      Class 2 Shares
                              ------------------- ----------------
                                Year ended         Year ended
                               December 31,       December 31,
                              ------------------- ----------------
                                2004      2003    2004     2003
                               -------    ------  ----     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (71)       68     (2)       48
   Net realized gain
     (loss) on
     investments.............   4,266        27     73       917
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (938)    4,385     --         8
   Capital gain
     distributions...........      --        --     --        --
                               -------    ------   ----    ------
       Increase
         (decrease) in
         net assets from
         operations..........   3,257     4,480     71       973
                               -------    ------   ----    ------
From capital
  transactions:
   Net premiums..............   5,162    11,000     --        --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --        --     --        --
     Surrenders..............      --        --     --    (4,731)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (3)       --     --       (11)
     Capital contribution....      --        --     --        --
     Transfers (to) from
       the Guarantee
       Account...............     (12)       10    (71)       (2)
     Transfers (to) from
       other subaccounts.....    (292)       --     --        --
                               -------    ------   ----    ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   4,855    11,010    (71)   (4,744)
                               -------    ------   ----    ------
Increase (decrease) in
  net assets.................   8,112    15,490     --    (3,771)
Net assets at beginning
  of year....................  15,490        --     --     3,771
                               -------    ------   ----    ------
Net assets at end of
  period..................... $23,602    15,490     --        --
                               =======    ======   ====    ======
Changes in units
  (note 5):
   Units purchased...........   2,034     1,243    920        --
   Units redeemed............  (1,675)       --   (920)     (374)
                               -------    ------   ----    ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     359     1,243     --      (374)
                               =======    ======   ====    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                 Global Income Fund           Income Fund        International Equity Fund
                              -----------------------  ------------------------  ------------------------
                                     Year ended               Year ended               Year ended
                                    December 31,             December 31,             December 31,
                              -----------------------  ------------------------  ------------------------
                                  2004        2003         2004         2003        2004         2003
                              -----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   689,177     415,779    4,323,331    3,874,279     150,403       63,546
   Net realized gain
     (loss) on
     investments.............     (13,481)  1,034,176   (1,267,226)   3,455,343  (1,164,596)     712,223
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     554,445     342,964   (1,765,333)  (6,487,793)  6,588,127    8,710,030
   Capital gain
     distributions...........          --          --    1,259,033    2,669,616          --           --
                              -----------  ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,230,141   1,792,919    2,549,805    3,511,445   5,573,934    9,485,799
                              -----------  ----------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............      45,850      28,526   11,654,641   16,718,015      55,753       80,346
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (27,773)    (20,342)  (1,176,137)  (2,649,260)    (51,822)    (135,855)
     Surrenders..............  (1,767,168) (1,883,222) (20,489,404) (25,422,959) (2,986,069)  (2,101,782)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (11,002)    (16,920)    (186,653)    (235,058)    (24,717)     (19,066)
     Capital contribution....          --          --           --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     (95,944)    153,824   (1,388,492)  (2,454,106)    524,224      451,309
     Transfers (to) from
       other subaccounts.....     (35,764)   (630,902) (21,670,986) (21,718,875)  5,885,171    3,433,011
                              -----------  ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,891,801) (2,369,036) (33,257,031) (35,762,243)  3,402,540    1,707,963
                              -----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................    (661,660)   (576,117) (30,707,226) (32,250,798)  8,976,474   11,193,762
Net assets at beginning
  of year....................  16,538,247  17,114,364  157,337,580  189,588,378  35,870,504   24,676,742
                              -----------  ----------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $15,876,587  16,538,247  126,630,354  157,337,580  44,846,978   35,870,504
                              ===========  ==========  ===========  ===========  ==========   ==========
Changes in units
  (note 5):
   Units purchased...........     304,030      15,064    3,497,033    1,193,867   2,192,674      430,753
   Units redeemed............    (457,254)   (206,938)  (5,924,043)  (3,747,723) (1,872,185)    (245,187)
                              -----------  ----------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (153,224)   (191,874)  (2,427,010)  (2,553,856)    320,489      185,566
                              ===========  ==========  ===========  ===========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund          Money Market Fund      Premier Growth Equity Fund
                              -------------------------  --------------------------  ------------------------
                                      Year ended                 Year ended                 Year ended
                                     December 31,               December 31,               December 31,
                              -------------------------  --------------------------  ------------------------
                                  2004          2003         2004          2003          2004          2003
                              ------------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (980,690)    (112,163)   (1,715,775)   (3,222,675)  (1,165,245)   (1,239,375)
   Net realized gain
     (loss) on
     investments.............    9,312,867       50,745            --            --    3,912,180    (1,354,467)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      478,207   48,691,534            --            --    3,283,022    25,927,068
   Capital gain
     distributions...........   19,408,411           --            --            --           --            --
                              ------------  -----------  ------------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   28,218,795   48,630,116    (1,715,775)   (3,222,675)   6,029,957    23,333,226
                              ------------  -----------  ------------  ------------  -----------   -----------
From capital
  transactions:
   Net premiums..............   12,090,035   15,702,740    54,100,738   127,178,464   12,629,194    15,930,757
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,801,581)  (1,974,015)  (16,869,949)  (10,256,644)    (753,013)   (1,241,936)
     Surrenders..............  (21,016,656) (14,671,622) (112,193,000) (199,018,887) (13,361,642)   (7,710,173)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (286,333)    (224,087)     (442,044)     (589,301)    (185,315)     (108,182)
     Capital contribution....           --   (6,040,562)           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............    1,769,516    6,298,607   (26,352,949)  (82,598,560)   1,328,705     4,847,796
     Transfers (to) from
       other subaccounts.....   (7,236,321)  10,265,740    (6,013,111) (113,196,174) (10,873,946)   26,361,242
                              ------------  -----------  ------------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (16,481,340)   9,356,801  (107,770,315) (278,481,102) (11,216,017)   38,079,504
                              ------------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets.................   11,737,455   57,986,917  (109,486,090) (281,703,777)  (5,186,060)   61,412,730
Net assets at beginning
  of year....................  212,938,060  154,951,143   362,964,711   644,668,488  132,429,856    71,017,126
                              ------------  -----------  ------------  ------------  -----------   -----------
Net assets at end of
  period..................... $224,675,515  212,938,060   253,478,621   362,964,711  127,243,796   132,429,856
                              ============  ===========  ============  ============  ===========   ===========
Changes in units
  (note 5):
   Units purchased...........    4,018,004    5,244,270    62,876,505    10,051,981    4,489,260     5,554,672
   Units redeemed............   (4,932,022)  (3,728,924)  (72,139,803)  (31,656,024)  (5,871,609)   (1,080,923)
                              ------------  -----------  ------------  ------------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (914,018)   1,515,346    (9,263,298)  (21,604,043)  (1,382,349)    4,473,749
                              ============  ===========  ============  ============  ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund   Small-Cap Value Equity Fund
                              --------------------------  ------------------------  --------------------------
                                     Year ended                  Year ended                Year ended
                                    December 31,                December 31,              December 31,
                              --------------------------  ------------------------  --------------------------
                                  2004          2003          2004         2003         2004          2003
                              ------------   ----------   -----------  -----------   -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,941,453    1,632,320       577,383     (313,550)   4,347,188      (759,871)
   Net realized gain
     (loss) on
     investments.............    5,629,540    2,946,152       161,362  (47,389,162)   4,983,828           889
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,231,361   13,185,479    43,542,840  158,355,697       66,760    13,296,441
   Capital gain
     distributions...........    9,845,407    3,906,271            --           --    2,108,850            --
                              ------------   ----------   -----------  -----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   29,647,761   21,670,222    44,281,585  110,652,985   11,506,626    12,537,459
                              ------------   ----------   -----------  -----------   -----------   ----------
From capital
  transactions:
   Net premiums..............    8,395,843    4,113,838    25,883,934   41,682,707   11,637,789    13,589,801
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (846,153)    (737,360)   (5,704,950)  (4,995,899)    (243,452)     (641,594)
     Surrenders..............  (14,270,178)  (8,575,725)  (65,453,911) (43,962,616)  (7,051,220)   (3,472,568)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,462)     (89,847)     (774,616)    (652,166)    (143,353)      (73,408)
     Capital contribution....           --           --            --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............    2,364,087      832,418     6,752,613    6,990,928    3,692,717     6,008,326
     Transfers (to) from
       other subaccounts.....   19,145,794    8,295,054   (14,746,936)  24,084,057   14,417,994     8,554,997
                              ------------   ----------   -----------  -----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   14,657,931    3,838,378   (54,043,866)  23,147,011   22,310,475    23,965,554
                              ------------   ----------   -----------  -----------   -----------   ----------
Increase (decrease) in
  net assets.................   44,305,692   25,508,600    (9,762,281) 133,799,996   33,817,101    36,503,013
Net assets at beginning
  of year....................   93,075,661   67,567,061   553,058,780  419,258,784   75,481,324    38,978,311
                              ------------   ----------   -----------  -----------   -----------   ----------
Net assets at end of
  period..................... $137,381,353   93,075,661   543,296,499  553,058,780  109,298,425    75,481,324
                              ============   ==========   ===========  ===========   ===========   ==========
Changes in units
  (note 5):
   Units purchased...........    3,816,709    1,181,243    11,638,126   19,037,352    5,125,500     2,579,990
   Units redeemed............   (2,738,070)    (841,352)  (13,354,120) (13,003,634)  (3,447,411)     (383,754)
                              ------------   ----------   -----------  -----------   -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    1,078,639      339,891    (1,715,994)   6,033,718    1,678,089     2,196,236
                              ============   ==========   ===========  ===========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------------
                                  Total Return Fund          U.S. Equity Fund         Value Equity Fund
                              -------------------------  ------------------------  ----------------------
                                      Year ended                Year ended               Year ended
                                     December 31,              December 31,             December 31,
                              -------------------------  ------------------------  ----------------------
                                  2004          2003         2004         2003        2004        2003
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    940,945      311,074     (219,057)    (436,288)    (93,453)     (7,925)
   Net realized gain
     (loss) on
     investments.............    3,411,934   (1,807,460)   1,357,242   (4,360,761)    631,327    (179,926)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,713,038   26,987,569    5,088,086   22,237,895   1,949,212   4,879,388
   Capital gain
     distributions...........    4,810,827           --           --           --          --          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   28,876,744   25,491,183    6,226,271   17,440,846   2,487,086   4,691,537
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  199,929,428   46,567,782    7,022,475   10,229,408   5,065,634   7,420,928
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (984,635)  (1,236,936)    (980,771)    (693,361)   (176,997)   (296,252)
     Surrenders..............  (26,644,274) (12,548,400)  (9,776,150)  (7,114,253) (1,938,590) (1,623,380)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (291,530)    (133,719)    (149,273)    (115,627)    (56,649)    (32,911)
     Capital contribution....           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   52,912,997   28,714,399    1,189,045    2,466,894     617,075   2,080,232
     Transfers (to) from
       other subaccounts.....   26,128,668   24,310,941   (5,153,999)   1,896,648     653,130    (537,694)
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  251,050,654   85,674,067   (7,848,673)   6,669,709   4,163,603   7,010,923
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  279,927,398  111,165,250   (1,622,402)  24,110,555   6,650,689  11,702,460
Net assets at beginning
  of year....................  219,281,916  108,116,666  103,409,596   79,299,041  27,903,530  16,201,070
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $499,209,314  219,281,916  101,787,194  103,409,596  34,554,219  27,903,530
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   30,481,718    9,680,431    2,561,195    1,718,284   1,122,477   1,180,310
   Units redeemed............   (6,606,666)  (1,353,600)  (3,380,541)    (935,597)   (724,973)   (309,357)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   23,875,052    8,326,831     (819,346)     782,687     397,504     870,953
                              ============  ===========  ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Goldman Sachs Variable Insurance Trust       Greenwich Street Series Fund
                                 -------------------------------------------------  ---------------------------
                                      Goldman Sachs             Goldman Sachs       Salomon Brothers Variable
                                    Growth and Income           Mid Cap Value       Aggressive Growth Fund --
                                           Fund                     Fund                    Class II
                                 -----------------------  ------------------------  ---------------------------
                                                                                                   Period from
                                        Year ended               Year ended                           May 1,
                                       December 31,             December 31,         Year ended      2003 to
                                 -----------------------  ------------------------  December 31,   December 31,
                                     2004        2003         2004         2003         2004           2003
                                 -----------  ----------  -----------  -----------  ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $   102,647     (11,177)   5,246,445     (798,782)    (66,476)       (15,161)
   Net realized gain
     (loss) on
     investments................   1,013,277    (508,336)  11,043,349    5,486,781      53,414        105,500
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   3,241,395   4,377,331   10,142,800   26,662,384     308,717        170,701
   Capital gain
     distributions..............          --          --    9,752,987    1,627,201          --             --
                                 -----------  ----------  -----------  -----------   ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations.............   4,357,319   3,857,818   36,185,581   32,977,584     295,655        261,040
                                 -----------  ----------  -----------  -----------   ---------      ---------
From capital
  transactions:
   Net premiums.................      58,950      82,454      305,754      329,445   2,355,957        754,308
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits.............     (62,687)    (41,269)    (709,801)  (1,316,469)    (41,744)            --
     Surrenders.................  (2,722,654) (1,978,616) (18,858,008) (15,047,721)   (213,913)       (74,084)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (25,113)    (21,736)    (180,804)    (188,385)     (5,744)          (572)
     Capital contribution.......          --          --           --           --          --             --
     Transfers (to) from
       the Guarantee
       Account..................     366,245     307,602      459,415   (1,463,994)    326,687        139,572
     Transfers (to) from
       other subaccounts........  10,719,073   1,997,780   16,413,725   (7,206,926)    851,624      1,249,655
                                 -----------  ----------  -----------  -----------   ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................   8,333,814     346,215   (2,569,719) (24,894,050)  3,272,867      2,068,879
                                 -----------  ----------  -----------  -----------   ---------      ---------
Increase (decrease) in
  net assets....................  12,691,133   4,204,033   33,615,862    8,083,534   3,568,522      2,329,919
Net assets at beginning
  of year.......................  22,304,366  18,100,333  158,040,259  149,956,725   2,329,919             --
                                 -----------  ----------  -----------  -----------   ---------      ---------
Net assets at end of
  period........................ $34,995,499  22,304,366  191,656,121  158,040,259   5,898,441      2,329,919
                                 ===========  ==========  ===========  ===========   =========      =========
Changes in units
  (note 5):
   Units purchased..............   1,835,294     108,875    3,994,282       30,789     417,557        192,078
   Units redeemed...............    (951,568)    (93,102)  (4,243,688)  (2,098,584)   (152,993)        (6,690)
                                 -----------  ----------  -----------  -----------   ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003...................     883,726      15,773     (249,406)  (2,067,795)    264,564        185,388
                                 ===========  ==========  ===========  ===========   =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                            Janus Aspen Series
                              -----------------------------------------------------------------------------
                                                                                     Capital Appreciation
                                Balanced Portfolio --      Balanced Portfolio --         Portfolio --
                                 Institutional Shares         Service Shares         Institutional Shares
                              -------------------------  ------------------------  ------------------------
                                      Year ended                Year ended                Year ended
                                     December 31,              December 31,              December 31,
                              -------------------------  ------------------------  ------------------------
                                  2004          2003         2004         2003         2004         2003
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,490,727    3,064,724      810,148      384,453   (1,780,177)  (1,571,214)
   Net realized gain
     (loss) on
     investments.............      (33,278) (16,074,600)   1,718,059     (413,469)  (6,349,657) (36,132,244)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   20,696,455   61,535,869    5,355,519   12,238,875   29,954,685   64,861,360
   Capital gain
     distributions...........           --           --           --           --           --           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   23,153,904   48,525,993    7,883,726   12,209,859   21,824,851   27,157,902
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      786,842    1,438,780   13,785,960   31,521,852      266,224      497,050
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (4,709,927)  (4,475,542)  (1,281,317)  (1,589,434)    (949,881)  (1,689,658)
     Surrenders..............  (50,307,835) (45,324,311)  (8,570,939)  (5,902,956) (16,668,793) (12,835,885)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (436,787)    (539,055)    (195,221)    (134,953)    (203,516)    (242,140)
     Capital contribution....           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   (3,684,775)  (8,974,164)   2,398,174    5,270,414   (1,206,758)  (2,604,404)
     Transfers (to) from
       other subaccounts.....  (25,581,869) (26,551,425)  (6,005,852)  (5,353,521) (11,485,758) (21,347,817)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (83,934,351) (84,425,717)     130,805   23,811,402  (30,248,482) (38,222,854)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (60,780,447) (35,899,724)   8,014,531   36,021,261   (8,423,631) (11,064,952)
Net assets at beginning
  of year....................  401,874,615  437,774,339  118,007,229   81,985,968  158,146,066  169,211,018
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $341,094,168  401,874,615  126,021,760  118,007,229  149,722,435  158,146,066
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........    2,636,754       92,184    2,976,298    4,490,699    1,624,620       41,733
   Units redeemed............   (7,296,856)  (5,501,487)  (3,047,635)  (1,740,618)  (3,758,674)  (3,250,998)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (4,660,102)  (5,409,303)     (71,337)   2,750,081   (2,134,054)  (3,209,265)
                              ============  ===========  ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                              ----------------------------------------------------------------
                                Capital Appreciation    Core Equity        Flexible Income
                                    Portfolio --        Portfolio --        Portfolio --
                                      Service          Institutional        Institutional
                                       Shares              Shares              Shares
                              -----------------------  -------------  ------------------------
                                     Year ended          Year ended          Year ended
                                    December 31,        December 31,        December 31,
                              -----------------------  -------------  ------------------------
                                  2004        2003      2004   2003       2004         2003
                              -----------  ----------  -----  ------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (339,147)   (255,419)   (28)    (15)   2,469,989    2,777,766
   Net realized gain
     (loss) on
     investments.............     359,195  (1,598,692)     4    (130)      90,887    3,102,986
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,387,633   5,163,850    650     687   (1,635,540)  (1,204,733)
   Capital gain
     distributions...........          --          --     --      --      495,170           --
                              -----------  ----------  -----  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,407,681   3,309,739    626     542    1,420,506    4,676,019
                              -----------  ----------  -----  ------  -----------  -----------
From capital
  transactions:
   Net premiums..............   2,324,630   3,276,861     --     205      117,385      363,524
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (146,911)   (194,922)    --      --     (430,458)  (1,396,734)
     Surrenders..............  (1,543,127) (1,697,501)    --      --  (10,291,640) (14,185,905)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (28,661)    (26,844)    --      --      (72,013)    (101,242)
     Capital contribution....          --          --     --      --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     417,012   1,194,127     (1) (1,525)  (1,750,011)  (5,490,780)
     Transfers (to) from
       other subaccounts.....  (1,768,903) (2,167,196) 2,646   1,504  (10,711,430) (11,320,881)
                              -----------  ----------  -----  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (745,960)    384,525  2,645     184  (23,138,167) (32,132,018)
                              -----------  ----------  -----  ------  -----------  -----------
Increase (decrease) in
  net assets.................   2,661,721   3,694,264  3,271     726  (21,717,661) (27,455,999)
Net assets at beginning
  of year....................  21,935,902  18,241,638  2,953   2,227   76,430,894  103,886,893
                              -----------  ----------  -----  ------  -----------  -----------
Net assets at end of
  period..................... $24,597,623  21,935,902  6,224   2,953   54,713,233   76,430,894
                              ===========  ==========  =====  ======  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     665,652       5,290    330     261    1,239,943       24,423
   Units redeemed............    (864,878)     (4,835)   (16)   (233)  (2,718,785)  (2,183,242)
                              -----------  ----------  -----  ------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (199,226)        455    314      28   (1,478,842)  (2,158,819)
                              ===========  ==========  =====  ======  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                Global Life Sciences      Global Technology
                                    Portfolio --            Portfolio --          Growth Portfolio --
                                   Service Shares          Service Shares        Institutional Shares
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2004        2003        2004        2003         2004         2003
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (248,277)   (221,670)   (297,054)   (210,408)  (2,753,711)  (3,128,772)
   Net realized gain
     (loss) on
     investments.............     631,411  (2,111,851)   (770,771) (5,562,604) (12,034,080) (52,859,279)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,112,733   5,642,778     (19,532) 10,882,379   19,403,215  117,113,119
   Capital gain
     distributions...........          --          --          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,495,867   3,309,257  (1,087,357)  5,109,367    4,615,424   61,125,068
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............     136,569     336,995   1,053,178     355,170      204,723      979,900
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (123,892)   (327,793)    (94,173)    (89,828)  (1,578,531)  (1,930,774)
     Surrenders..............  (1,847,731) (1,784,432) (2,679,737) (1,744,347) (27,831,504) (28,536,349)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (23,830)    (23,729)    (40,866)    (23,379)    (301,333)    (376,802)
     Capital contribution....          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     139,625     (72,508)    140,492     697,655   (1,919,992)  (5,089,081)
     Transfers (to) from
       other subaccounts.....     112,692    (612,295) (4,239,576)  7,253,273  (20,314,959) (21,000,773)
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,606,567) (2,483,762) (5,860,682)  6,448,544  (51,741,596) (55,953,879)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................    (110,700)    825,495  (6,948,039) 11,557,911  (47,126,172)   5,171,189
Net assets at beginning
  of year....................  15,343,549  14,518,054  22,874,235  11,316,324  243,704,460  238,533,271
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $15,232,849  15,343,549  15,926,196  22,874,235  196,578,288  243,704,460
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........   1,428,385      45,930   3,741,124   2,396,071    1,865,936       80,837
   Units redeemed............  (1,655,044)   (384,451) (5,679,312)   (538,859)  (5,474,276)  (4,696,770)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (226,659)   (338,521) (1,938,188)  1,857,212   (3,608,340)  (4,615,933)
                              ===========  ==========  ==========  ==========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Janus Aspen Series (continued)
                                 -------------------------------------------------------------------------
                                          Growth            International Growth     International Growth
                                       Portfolio --             Portfolio --             Portfolio --
                                      Service Shares        Institutional Shares        Service Shares
                                 -----------------------  ------------------------  ----------------------
                                        Year ended               Year ended               Year ended
                                       December 31,             December 31,             December 31,
                                 -----------------------  ------------------------  ----------------------
                                     2004        2003         2004         2003        2004        2003
                                 -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (279,819)   (268,091)    (511,235)    (182,541)   (167,699)    (77,971)
   Net realized gain
     (loss) on
     investments................    (428,340) (2,547,271)   3,160,892  (12,495,460)  1,719,974   3,101,834
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     940,240   7,296,628   11,621,055   38,222,502   2,268,702   4,835,337
   Capital gain
     distributions..............          --          --           --           --          --          --
                                 -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............     232,081   4,481,266   14,270,712   25,544,501   3,820,977   7,859,200
                                 -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums.................     100,237     917,553      264,144      220,470   4,417,991   4,385,717
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits.............    (208,483)   (238,036)    (459,653)    (605,205)   (532,454)   (178,982)
     Surrenders.................  (1,856,620) (1,457,229) (12,334,826)  (9,788,903) (1,528,153) (1,307,228)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (21,702)    (28,564)    (109,487)    (115,532)    (35,563)    (23,491)
     Capital contribution.......          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account..................      70,800      98,485     (711,956)  (1,016,738)    391,916   1,065,571
     Transfers (to) from
       other subaccounts........  (1,589,141)   (875,444)  (1,286,553)  (9,733,391) (3,411,847) (2,291,493)
                                 -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (3,504,909) (1,583,235) (14,638,331) (21,039,299)   (698,110)  1,650,094
                                 -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets....................  (3,272,828)  2,898,031     (367,619)   4,505,202   3,122,867   9,509,294
Net assets at beginning
  of year.......................  19,784,309  16,886,278   96,519,163   92,013,961  22,857,374  13,348,080
                                 -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period........................ $16,511,481  19,784,309   96,151,544   96,519,163  25,980,241  22,857,374
                                 ===========  ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased..............     601,773     219,586    2,174,109       18,417   6,441,537   2,293,339
   Units redeemed...............  (1,223,314)   (556,187)  (3,114,255)  (1,775,979) (6,723,620) (1,599,151)
                                 -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003...................    (621,541)   (336,601)    (940,146)  (1,757,562)   (282,083)    694,188
                                 ===========  ==========  ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                           Janus Aspen Series (continued)
                                    ------------------------------------------------------------------------------------
                                    Mid Cap Growth Portfolio -- Mid Cap Growth Portfolio -- Worldwide Growth Portfolio --
                                       Institutional Shares          Service Shares           Institutional Shares
                                    --------------------------  --------------------------  ----------------------------
                                      Year ended December 31,   Year ended December 31,      Year ended December 31,
                                    --------------------------  --------------------------  ----------------------------
                                        2004          2003         2004          2003           2004           2003
                                    ------------  ------------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ (1,918,946)   (1,842,365)   (216,681)     (184,244)    (1,129,141)      (873,143)
   Net realized gain
     (loss) on
     investments...................  (17,151,565) (107,125,873)    135,723    (1,263,523)   (18,838,312)   (65,238,753)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   41,941,739   145,894,301   2,452,204     4,865,717     26,250,152    121,705,488
   Capital gain
     distributions.................           --            --          --            --             --             --
                                    ------------  ------------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations................   22,871,228    36,926,063   2,371,246     3,417,950      6,282,699     55,593,592
                                    ------------  ------------   ----------    ----------    -----------    -----------
From capital
  transactions:
   Net premiums....................      265,500       580,508     225,828       545,775        523,775        873,384
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits................     (812,799)   (1,237,618)    (85,377)      (46,466)    (1,885,350)    (2,524,468)
     Surrenders....................  (15,079,428)  (12,807,058)   (930,722)     (852,214)   (38,370,706)   (36,943,233)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (196,960)     (210,373)    (18,871)      (19,255)      (320,119)      (406,174)
     Capital contribution..........           --            --          --            --             --             --
     Transfers (to) from
       the Guarantee
       Account.....................     (234,813)     (904,876)    197,738       299,293     (1,917,954)    (4,918,259)
     Transfers (to) from
       other subaccounts...........  (10,221,557)   (6,319,476)    232,832      (394,979)   (22,243,255)   (42,272,061)
                                    ------------  ------------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (26,280,057)  (20,898,893)   (378,572)     (467,846)   (64,213,609)   (86,190,811)
                                    ------------  ------------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets.......................   (3,408,829)   16,027,170   1,992,674     2,950,104    (57,930,910)   (30,597,219)
Net assets at beginning
  of year..........................  139,995,112   123,967,942  13,557,716    10,607,612    283,626,677    314,223,896
                                    ------------  ------------   ----------    ----------    -----------    -----------
Net assets at end of
  period........................... $136,586,283   139,995,112  15,550,390    13,557,716    225,695,767    283,626,677
                                    ============  ============   ==========    ==========    ===========    ===========
Changes in units
  (note 5):
   Units purchased.................    1,381,995        45,716     809,695       290,833      1,518,160         52,004
   Units redeemed..................   (3,188,666)   (1,691,522)   (926,663)     (451,844)    (4,845,916)    (5,184,096)
                                    ------------  ------------   ----------    ----------    -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003......................   (1,806,671)   (1,645,806)   (116,968)     (161,011)    (3,327,756)    (5,132,092)
                                    ============  ============   ==========    ==========    ===========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Janus Aspen Series (continued) J.P. Morgan Series Trust II
                              -----------------------------  ---------------------------
                                  Worldwide Growth                           International
                                    Portfolio --                                Equity
                                   Service Shares            Bond Portfolio   Portfolio
                              -----------------------------  --------------  -----------
                                     Year ended                Year ended     Year ended
                                    December 31,              December 31,   December 31,
                              -----------------------------  --------------  -----------
                                  2004           2003         2004    2003    2004    2003
                               -----------     ----------    ------  ------  ------   ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (150,931)      (157,434)     1,540     496      (4)   (2)
   Net realized gain
     (loss) on
     investments.............      68,401     (2,222,890)       (68)    (53)    134     3
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     518,585      6,825,872       (724)   (437)    (11)   51
   Capital gain
     distributions...........          --             --        443     624      --    --
                               -----------     ----------    ------  ------  ------   ---
       Increase
         (decrease) in
         net assets from
         operations..........     436,055      4,445,548      1,191     630     119    52
                               -----------     ----------    ------  ------  ------   ---
From capital
  transactions:
   Net premiums..............     202,036      1,193,795     16,806  23,654   6,000    --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (268,159)      (272,259)        --      --      --    --
     Surrenders..............  (1,756,349)    (1,264,169)        --  (3,916)     --    --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (24,595)       (32,443)       (96)     (9)     (1)   --
     Capital contribution....          --             --         --      --      --    --
     Transfers (to) from
       the Guarantee
       Account...............      84,946        761,299      1,727   7,549     (11)  253
     Transfers (to) from
       other subaccounts.....  (1,733,738)    (2,791,658)        --      --      --    --
                               -----------     ----------    ------  ------  ------   ---
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,495,859)    (2,405,435)    18,437  27,278   5,988   253
                               -----------     ----------    ------  ------  ------   ---
Increase (decrease) in
  net assets.................  (3,059,804)     2,040,113     19,628  27,908   6,107   305
Net assets at beginning
  of year....................  23,616,809     21,576,696     31,759   3,851     305    --
                               -----------     ----------    ------  ------  ------   ---
Net assets at end of
  period..................... $20,557,005     23,616,809     51,387  31,759   6,412   305
                               ===========     ==========    ======  ======  ======   ===
Changes in units
  (note 5):
   Units purchased...........     605,068        361,789      1,878   3,058   2,172    24
   Units redeemed............  (1,224,314)      (806,764)       (65)   (385) (1,769)   --
                               -----------     ----------    ------  ------  ------   ---
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (619,246)      (444,975)     1,813   2,673     403    24
                               ===========     ==========    ======  ======  ======   ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              J.P. Morgan Series Trust II (continued)
                              ---------------------------------------------
                                                             U.S. Large Cap
                               Mid Cap Value   Small Company Core Equity
                                 Portfolio      Portfolio    Portfolio
                              ---------------  ------------- --------------
                                 Year ended    Year ended    Year ended
                                December 31,   December 31,  December 31,
                              ---------------  ------------- --------------
                                2004    2003    2004   2003  2004    2003
                              -------  ------  -----   ----   -----  ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (158)   (171)   (19)   --      --    --
   Net realized gain
     (loss) on
     investments.............   6,268     985      4    --      --    --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,373)  3,794    312    --      --    --
   Capital gain
     distributions...........      23      --     --    --      --    --
                              -------  ------  -----    --    -----   --
       Increase
         (decrease) in
         net assets from
         operations..........   3,760   4,608    297    --      --    --
                              -------  ------  -----    --    -----   --
From capital
  transactions:
   Net premiums..............  23,965  12,980  7,206    --   6,000    --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --      --     --    --      --    --
     Surrenders..............      --  (4,645)    --    --      --    --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25)    (11)   (16)   --      --    --
     Capital contribution....      --      --     --    --      --    --
     Transfers (to) from
       the Guarantee
       Account...............    (439)     36     92    --      --    --
     Transfers (to) from
       other subaccounts.....    (189)     --     --    --      --    --
                              -------  ------  -----    --    -----   --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  23,312   8,360  7,282    --   6,000    --
                              -------  ------  -----    --    -----   --
Increase (decrease) in
  net assets.................  27,072  12,968  7,579    --   6,000    --
Net assets at beginning
  of year....................  16,709   3,741     --    --      --    --
                              -------  ------  -----    --    -----   --
Net assets at end of
  period..................... $43,781  16,709  7,579    --   6,000    --
                              =======  ======  =====    ==    =====   ==
Changes in units
  (note 5):
   Units purchased...........   6,431   1,432    469    --     449    --
   Units redeemed............  (4,886)   (512)    (1)   --      --    --
                              -------  ------  -----    --    -----   --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   1,545     920    468    --     449    --
                              =======  ======  =====    ==    =====   ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                        MFS(R) Variable
                                    Merrill Lynch Variable Series Fund, Inc.            Insurance Trust
                              ----------------------------------------------------  ----------------------
                               Merrill Lynch    Merrill Lynch      Merrill Lynch
                                Basic Value    Large Cap Growth Value Opportunities    MFS(R) Investors
                                V.I. Fund --     V.I. Fund --      V.I. Fund --     Growth Stock Series --
                              Class III Shares Class III Shares  Class III Shares    Service Class Shares
                              ---------------- ---------------- ------------------- ----------------------
                                                                                          Year ended
                                      Period from April 30, to December 31,              December 31,
                              ----------------------------------------------------  ----------------------
                                    2004             2004              2004            2004        2003
                              ---------------- ---------------- ------------------- ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $   14,978         (2,197)             89,749        (399,687)   (316,005)
   Net realized gain
     (loss) on
     investments.............         7,850         18,187               6,673         (10,388) (1,581,632)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       145,944         34,315            (242,448)      2,224,980   5,732,067
   Capital gain
     distributions...........         3,945             --             254,217              --          --
                                 ----------        -------           ---------      ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........       172,717         50,305             108,191       1,814,905   3,834,430
                                 ----------        -------           ---------      ----------  ----------
From capital
  transactions:
   Net premiums..............     1,554,556        244,820             704,302       3,341,140   4,891,595
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........            --             --                  --        (232,027)   (136,402)
     Surrenders..............        (8,531)        (3,347)             (2,412)     (2,005,156) (1,210,407)
     Cost of insurance
       and
       administrative
       expense (note 4a).....          (509)          (319)               (532)        (38,159)    (28,905)
     Capital contribution....            --             --                  --              --          --
     Transfers (to) from
       the Guarantee
       Account...............         5,595         10,141              21,461         484,361   1,696,128
     Transfers (to) from
       other subaccounts.....       912,342         74,467             519,413      (2,355,808)   (292,666)
                                 ----------        -------           ---------      ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     2,463,453        325,762           1,242,232        (805,649)  4,919,343
                                 ----------        -------           ---------      ----------  ----------
Increase (decrease) in
  net assets.................     2,636,170        376,067           1,350,423       1,009,256   8,753,773
Net assets at beginning
  of year....................            --             --                  --      25,999,088  17,245,315
                                 ----------        -------           ---------      ----------  ----------
Net assets at end of
  period.....................    $2,636,170        376,067           1,350,423      27,008,344  25,999,088
                                 ==========        =======           =========      ==========  ==========
Changes in units
  (note 5):
   Units purchased...........       334,427         72,923             166,058         937,192     968,092
   Units redeemed............       (91,856)       (38,276)            (45,553)     (1,277,708)   (245,175)
                                 ----------        -------           ---------      ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................       242,571         34,647             120,505        (340,516)    722,917
                                 ==========        =======           =========      ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     MFS(R) Variable Insurance Trust (continued)
                              ------------------------------------------------------------------------
                               MFS(R) Investors Trust   MFS(R) New Discovery   MFS(R) Strategic Income
                                 Series -- Service        Series -- Service    Series -- Service
                                    Class Shares            Class Shares       Class Shares
                              -----------------------  ----------------------  -----------------------
                                     Year ended              Year ended        Year ended
                                    December 31,            December 31,       December 31,
                              -----------------------  ----------------------  -----------------------
                                  2004        2003        2004        2003     2004        2003
                              -----------  ----------  ----------  ----------  ----        ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (236,244)   (180,151)   (679,289)   (430,847)  --          --
   Net realized gain
     (loss) on
     investments.............     215,751    (442,323)  1,128,909      17,066   --          --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,918,019   3,758,246     980,456   7,603,890   --          --
   Capital gain
     distributions...........          --          --          --          --   --          --
                              -----------  ----------  ----------  ----------   --          --
       Increase
         (decrease) in
         net assets from
         operations..........   1,897,526   3,135,772   1,430,076   7,190,109   --          --
                              -----------  ----------  ----------  ----------   --          --
From capital
  transactions:
   Net premiums..............   1,821,423   3,581,369   4,503,571   7,933,349   --          --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (232,008)   (262,223)   (453,532)   (197,059)  --          --
     Surrenders..............  (1,460,433)   (956,581) (4,109,768) (2,682,639)  --          --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (34,461)    (29,083)    (74,082)    (38,023)  --          --
     Capital contribution....          --          --          --          --   --          --
     Transfers (to) from
       the Guarantee
       Account...............     561,572   1,851,636     912,172   2,724,695   --          --
     Transfers (to) from
       other subaccounts.....    (840,113)    173,932  (8,320,907) 16,618,353   --          --
                              -----------  ----------  ----------  ----------   --          --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (184,020)  4,359,050  (7,542,546) 24,358,676   --          --
                              -----------  ----------  ----------  ----------   --          --
Increase (decrease) in
  net assets.................   1,713,506   7,494,822  (6,112,470) 31,548,785   --          --
Net assets at beginning
  of year....................  20,574,145  13,079,323  48,193,193  16,644,408   --          --
                              -----------  ----------  ----------  ----------   --          --
Net assets at end of
  period..................... $22,287,651  20,574,145  42,080,723  48,193,193   --          --
                              ===========  ==========  ==========  ==========   ==          ==
Changes in units
  (note 5):
   Units purchased...........     477,097     760,339   2,463,195   3,288,202   --          --
   Units redeemed............    (552,825)   (169,222) (3,542,529)   (351,735)  --          --
                              -----------  ----------  ----------  ----------   --          --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (75,728)    591,117  (1,079,334)  2,936,467   --          --
                              ===========  ==========  ==========  ==========   ==          ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              MFS(R) Variable Insurance Trust (continued)
                              ----------------------------------------------
                               MFS(R) Total
                              Return Series --        MFS(R) Utilities Series --
                              Service Class Shares     Service Class Shares
                              ---------------------   ------------------------
                              Year ended December 31, Year ended December 31,
                              ---------------------   ------------------------
                                2004         2003        2004          2003
                               -------       ------   ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     3          115      (101,673)      102,597
   Net realized gain
     (loss) on
     investments.............      80           21     1,510,137      (916,779)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,576        3,712     6,923,010     6,765,881
   Capital gain
     distributions...........      --           --            --            --
                               -------       ------   ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,659        3,848     8,331,474     5,951,699
                               -------       ------   ----------    ----------
From capital
  transactions:
   Net premiums..............   1,206       23,500     3,391,900     4,156,674
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --           --      (283,401)     (460,260)
     Surrenders..............      --           --    (2,714,188)   (1,215,530)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (81)          --       (47,330)      (28,711)
     Capital contribution....      --           --            --            --
     Transfers (to) from
       the Guarantee
       Account...............      77           11       647,529     1,096,332
     Transfers (to) from
       other subaccounts.....     (21)          --     2,036,063     1,968,531
                               -------       ------   ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,181       23,511     3,030,573     5,517,036
                               -------       ------   ----------    ----------
Increase (decrease) in
  net assets.................   3,840       27,359    11,362,047    11,468,735
Net assets at beginning
  of year....................  27,359           --    27,422,921    15,954,186
                               -------       ------   ----------    ----------
Net assets at end of
  period..................... $31,199       27,359    38,784,968    27,422,921
                               =======       ======   ==========    ==========
Changes in units
  (note 5):
   Units purchased...........     116        2,387     2,063,558       945,964
   Units redeemed............     (11)          --    (1,789,134)     (223,448)
                               -------       ------   ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     105        2,387       274,424       722,516
                               =======       ======   ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Nations Separate Account Trust
                              ----------------------------------------------------
                                                             Nations Marsico
                                   Nations Marsico      International Opportunities
                                  Growth Portfolio              Portfolio
                              ------------------------  --------------------------
                                           Period from                Period from
                                              May 1,                     May 1,
                               Year ended    2003 to     Year ended     2003 to
                              December 31, December 31, December 31,  December 31,
                                  2004         2003         2004          2003
                              ------------ ------------ ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (389,917)     (65,786)    (206,120)     (27,423)
   Net realized gain
     (loss) on
     investments.............     501,022      105,009      730,355      191,396
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,371,401      939,883    2,982,227      754,103
   Capital gain
     distributions...........          --           --       52,035           --
                              -----------   ----------   ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   3,482,506      979,106    3,558,497      918,076
                              -----------   ----------   ----------    ---------
From capital
  transactions:
   Net premiums..............  11,972,993    7,515,564   12,291,217    2,848,824
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (102,427)      (7,122)    (215,781)      (5,602)
     Surrenders..............    (969,326)     (78,641)  (1,083,203)     (28,541)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (49,522)      (2,211)     (32,687)      (1,074)
     Capital contribution....          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   2,606,719    1,451,247    2,425,867      823,009
     Transfers (to) from
       other subaccounts.....   2,764,073    5,632,644    8,846,168    4,175,307
                              -----------   ----------   ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  16,222,510   14,511,481   22,231,581    7,811,923
                              -----------   ----------   ----------    ---------
Increase (decrease) in
  net assets.................  19,705,016   15,490,587   25,790,078    8,729,999
Net assets at beginning
  of year....................  15,490,587           --    8,729,999           --
                              -----------   ----------   ----------    ---------
Net assets at end of
  period..................... $35,195,603   15,490,587   34,520,077    8,729,999
                              ===========   ==========   ==========    =========
Changes in units
  (note 5):
   Units purchased...........   2,311,759    1,270,755    3,033,124      655,203
   Units redeemed............    (972,084)     (16,831)  (1,363,223)      (2,940)
                              -----------   ----------   ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   1,339,675    1,253,924    1,669,901      652,263
                              ===========   ==========   ==========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Oppenheimer Variable Account Funds
                              -----------------------------------------------------------------------------
                                                            Oppenheimer Aggressive
                              Oppenheimer Aggressive Growth   Growth Fund/VA --       Oppenheimer Balanced
                                       Fund/VA                 Service Shares               Fund/VA
                              ----------------------------  ----------------------  -----------------------
                               Year ended December 31,      Year ended December 31, Year ended December 31,
                              ----------------------------  ----------------------  -----------------------
                                  2004            2003         2004        2003         2004        2003
                               ------------   -----------   ---------   ---------   -----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,419,315)    (1,432,640)    (61,847)     (9,255)     (290,902)  1,156,603
   Net realized gain
     (loss) on
     investments.............   (5,323,519)   (46,670,609)    115,684      16,228     1,616,659  (2,654,977)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,748,494     70,135,856     629,593      48,911     5,166,701  15,883,735
   Capital gain
     distributions...........           --             --          --          --            --          --
                               ------------   -----------   ---------   ---------   -----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   17,005,660     22,032,607     683,430      55,884     6,492,458  14,385,361
                               ------------   -----------   ---------   ---------   -----------  ----------
From capital
  transactions:
   Net premiums..............       86,822        790,710   1,258,379   1,855,247       138,698     455,803
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (642,781)      (760,971)    (42,359)    (27,633)     (638,372)   (656,797)
     Surrenders..............  (15,734,391)   (14,128,996)   (351,731)    (25,593)  (12,139,595) (8,963,484)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (127,568)      (157,153)     (7,526)       (139)      (84,433)    (97,860)
     Capital contribution....           --             --          --          --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      (22,333)    (1,484,201)    259,356     136,583        84,573  (1,271,305)
     Transfers (to) from
       other subaccounts.....   (5,513,482)    (3,116,371)  1,161,165     656,951     9,887,898   3,155,117
                               ------------   -----------   ---------   ---------   -----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (21,953,733)   (18,856,982)  2,277,284   2,595,416    (2,751,231) (7,378,526)
                               ------------   -----------   ---------   ---------   -----------  ----------
Increase (decrease) in
  net assets.................   (4,948,073)     3,175,625   2,960,714   2,651,300     3,741,227   7,006,835
Net assets at beginning
  of year....................  108,383,130    105,207,505   2,651,300          --    77,463,428  70,456,593
                               ------------   -----------   ---------   ---------   -----------  ----------
Net assets at end of
  period..................... $103,435,057    108,383,130   5,612,014   2,651,300    81,204,655  77,463,428
                               ============   ===========   =========   =========   ===========  ==========
Changes in units
  (note 5):
   Units purchased...........      632,070         33,579     380,933     225,667     1,075,230     207,744
   Units redeemed............   (1,433,475)      (834,374)   (202,630)     (4,547)   (1,018,468)   (632,246)
                               ------------   -----------   ---------   ---------   -----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (801,405)      (800,795)    178,303     221,120        56,762    (424,502)
                               ============   ===========   =========   =========   ===========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   Oppenheimer Variable Account Funds (continued)
                              ----------------------------------------------------------------------------------------
                               Oppenheimer                                                        Oppenheimer Capital
                                 Balanced                                 Oppenheimer Capital         Appreciation
                                Fund/VA --       Oppenheimer Bond            Appreciation              Fund/VA --
                              Service Shares          Fund/VA                   Fund/VA              Service Shares
                              -------------- ------------------------  ------------------------  ---------------------
                               Period from          Year ended                Year ended               Year ended
                               April 30, to        December 31,              December 31,             December 31,
                               December 31,  ------------------------  ------------------------  ---------------------
                                   2004          2004         2003         2004         2003        2004        2003
                              -------------- -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
   Net investment income
     (expense)...............   $  (34,514)    3,257,789    5,783,153   (1,944,758)  (1,715,965)   (139,874)   (30,380)
   Net realized gain
     (loss) on
     investments.............       14,024       246,997      994,550    1,203,001  (17,481,761)    174,624     65,638
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      557,213       (42,183)    (401,178)   9,727,639   62,718,810     605,023    544,217
   Capital gain
     distributions...........           --            --           --           --           --          --         --
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
      Increase
        (decrease) in
        net assets from
        operations...........      536,723     3,462,603    6,376,525    8,985,882   43,521,084     639,773    579,475
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions:
   Net premiums..............    4,937,774        96,681      336,346      651,660      732,373   4,073,409  3,572,773
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........           --    (1,383,713)  (1,190,649)  (1,646,758)  (1,181,374)    (19,121)   (42,740)
     Surrenders..............      (33,819)  (15,720,005) (17,991,802) (24,485,138) (18,866,152)   (555,586)  (155,783)
     Cost of insurance
      and administrative
      expense (note 4a)......       (1,085)     (105,875)    (151,454)    (212,857)    (232,524)    (21,145)    (1,329)
     Capital contribution....           --            --           --           --           --          --         --
     Transfers (to) from
      the Guarantee
      Account................      106,053    (1,772,830)  (3,500,030)     (92,196)  (1,117,118)    663,340    342,200
     Transfers (to) from
      other subaccounts......    3,833,505    (6,126,189) (11,552,432)  (1,830,751)      72,692   1,908,358  2,480,717
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
      Increase
        (decrease) in
        net assets from
        capital
        transactions
        (note 5).............    8,842,428   (25,011,931) (34,050,021) (27,616,040) (20,592,103)  6,049,255  6,195,838
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets..................    9,379,151   (21,549,328) (27,673,494) (18,630,158)  22,928,981   6,689,028  6,775,313
Net assets at beginning
 of year.....................           --   105,148,222  132,821,716  190,039,913  167,110,932   6,776,279        966
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
Net assets at end of
 period......................   $9,379,151    83,598,894  105,148,222  171,409,755  190,039,913  13,465,307  6,776,279
                                ==========   ===========  ===========  ===========  ===========  ==========  =========
Changes in units
 (note 5):
   Units purchased...........      914,555     1,009,881       17,560    1,654,058       32,848     834,669    562,975
   Units redeemed............      (56,266)   (2,239,302)  (1,795,165)  (2,417,838)    (873,045)   (332,657)   (17,592)
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      858,289    (1,229,421)  (1,777,605)    (763,780)    (840,197)    502,012    545,383
                                ==========   ===========  ===========  ===========  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Oppenheimer Variable Account Funds (continued)
                              ------------------------------------------------------------------------------
                              Oppenheimer Global Securities                           Oppenheimer Main Street
                                     Fund/VA --              Oppenheimer High Income        Fund/VA --
                                   Service Shares                    Fund/VA              Service Shares
                              ----------------------------  ------------------------  ----------------------
                                     Year ended                    Year ended               Year ended
                                    December 31,                  December 31,             December 31,
                              ----------------------------  ------------------------  ----------------------
                                  2004           2003           2004         2003        2004        2003
                               ------------    ----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (373,890)     (456,540)     5,338,715    6,021,551    (480,777)   (318,989)
   Net realized gain
     (loss) on
     investments.............    4,042,632         6,406     (1,427,269)  (7,648,698)  1,128,440    (674,767)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,271,107    18,054,212      2,793,471   22,851,165   3,473,483  10,382,149
   Capital gain
     distributions...........           --            --             --           --          --          --
                               ------------    ----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   13,939,849    17,604,078      6,704,917   21,224,018   4,121,146   9,388,393
                               ------------    ----------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   12,939,658    14,376,562        204,683      323,516   5,780,847  11,400,665
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (456,952)     (747,213)    (1,658,565)  (1,061,454) (1,047,878)   (261,771)
     Surrenders..............   (5,353,027)   (1,915,065)   (17,861,103) (17,226,273) (3,297,804) (2,729,014)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,081)      (60,846)      (105,111)    (127,406)    (94,716)    (55,604)
     Capital contribution....           --            --             --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    1,887,908     3,991,066       (571,186)     706,375     969,916   4,123,014
     Transfers (to) from
       other subaccounts.....   10,965,469     3,752,107    (11,234,444)  11,539,009    (334,779)    200,917
                               ------------    ----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   19,851,975    19,396,611    (31,225,726)  (5,846,233)  1,975,586  12,678,207
                               ------------    ----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................   33,791,824    37,000,689    (24,520,809)  15,377,785   6,096,732  22,066,600
Net assets at beginning
  of year....................   69,507,798    32,507,109    114,409,559   99,031,774  52,551,095  30,484,495
                               ------------    ----------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $103,299,622    69,507,798     89,888,750  114,409,559  58,647,827  52,551,095
                               ============    ==========   ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........    4,459,070     2,770,156      1,844,187      227,632   1,550,711   2,112,321
   Units redeemed............   (2,651,932)     (341,029)    (3,346,701)    (333,300) (1,452,934)   (409,228)
                               ------------    ----------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    1,807,138     2,429,127     (1,502,514)    (105,668)     97,777   1,703,093
                               ============    ==========   ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Oppenheimer Variable
                              Account Funds (continued)        PBHG Insurance Series Fund, Inc.
                              ------------------------  ----------------------------------------------
                              Oppenheimer Main Street
                               Small Cap Fund/VA --         PBHG Growth II       PBHG Large Cap Growth
                                  Service Shares               Portfolio               Portfolio
                              ------------------------  ----------------------  ----------------------
                              Year ended December 31,   Year ended December 31, Year ended December 31,
                              ------------------------  ----------------------  ----------------------
                                  2004         2003        2004        2003        2004        2003
                              -----------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (248,987)    (38,426)    (170,549)   (195,692)   (254,453)   (262,616)
   Net realized gain
     (loss) on
     investments.............     482,893     244,204     (118,187) (1,883,145)   (381,930) (8,228,688)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,858,878     735,614      760,934   5,011,706   1,841,615  13,355,969
   Capital gain
     distributions...........          --          --           --          --          --          --
                              -----------   ---------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,092,784     941,392      472,198   2,932,869   1,205,232   4,864,665
                              -----------   ---------   ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   7,666,157   4,005,309       38,069       9,694      16,934      43,402
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (83,768)      1,423      (42,584)    (71,762)   (187,498)   (270,190)
     Surrenders..............    (769,273)   (189,507)  (1,899,271) (1,582,375) (3,071,025) (2,666,909)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (28,130)     (1,215)     (20,192)    (23,986)    (27,231)    (29,342)
     Capital contribution....          --          --           --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     997,648     564,551     (414,555)   (436,624)       (620)    (53,691)
     Transfers (to) from
       other subaccounts.....   5,159,551   3,295,672   (1,553,717) (1,201,053)   (977,370) (1,501,872)
                              -----------   ---------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  12,942,185   7,676,233   (3,892,250) (3,306,106) (4,246,810) (4,478,602)
                              -----------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  16,034,969   8,617,625   (3,420,052)   (373,237) (3,041,578)    386,063
Net assets at beginning
  of year....................   8,617,625          --   14,437,919  14,811,156  20,050,154  19,664,091
                              -----------   ---------   ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $24,652,594   8,617,625   11,017,867  14,437,919  17,008,576  20,050,154
                              ===========   =========   ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   1,735,484     651,494      421,381       1,263     294,679       4,210
   Units redeemed............    (805,289)    (15,794)    (856,117)   (432,103)   (571,390)   (358,809)
                              -----------   ---------   ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     930,195     635,700     (434,736)   (430,840)   (276,711)   (354,599)
                              ===========   =========   ==========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       PIMCO Variable Insurance Trust
                              ------------------------------------------------------
                               Foreign Bond Portfolio
                              (U.S. Dollar Hedged) --     High Yield Portfolio --
                              Administrative Class Shares Administrative Class Shares
                              --------------------------  --------------------------
                              Year ended December 31,     Year ended December 31,
                              --------------------------  --------------------------
                                  2004          2003          2004          2003
                               -----------   ----------    -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   173,279       118,876     4,656,375     3,514,922
   Net realized gain
     (loss) on
     investments.............      19,116        96,041     1,329,609     1,772,986
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      90,885      (202,048)      554,894     6,070,757
   Capital gain
     distributions...........     111,556            --            --            --
                               -----------   ----------    -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     394,836        12,869     6,540,878    11,358,665
                               -----------   ----------    -----------   ----------
From capital
  transactions:
   Net premiums..............     135,525     2,864,477    15,859,281    33,090,449
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (43,715)     (108,418)     (702,049)   (1,139,939)
     Surrenders..............    (974,389)     (710,228)   (5,905,791)   (3,798,762)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (16,696)      (12,661)     (156,053)      (73,579)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     310,937     1,263,742     3,428,581     6,595,488
     Transfers (to) from
       other subaccounts.....    (468,465)     (211,071)   (5,661,142)    9,766,343
                               -----------   ----------    -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,056,803)    3,085,841     6,862,827    44,440,000
                               -----------   ----------    -----------   ----------
Increase (decrease) in
  net assets.................    (661,967)    3,098,710    13,403,705    55,798,665
Net assets at beginning
  of year....................  11,304,444     8,205,734    90,104,962    34,306,297
                               -----------   ----------    -----------   ----------
Net assets at end of
  period..................... $10,642,477    11,304,444   103,508,667    90,104,962
                               ===========   ==========    ===========   ==========
Changes in units
  (note 5):
   Units purchased...........     188,552       346,790     4,168,437     4,686,933
   Units redeemed............    (279,121)      (88,051)   (3,610,929)     (516,906)
                               -----------   ----------    -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (90,569)      258,739       557,508     4,170,027
                               ===========   ==========    ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  PIMCO Variable Insurance Trust (continued)
                              ------------------------------------------------------
                              Long-Term U.S. Government         Total Return
                              Portfolio -- Administrative Portfolio -- Administrative
                                    Class Shares                Class Shares
                              --------------------------  --------------------------
                               Year ended December 31,     Year ended December 31,
                              --------------------------  --------------------------
                                  2004          2003          2004          2003
                              -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,784,468     1,167,948     2,545,614     2,691,026
   Net realized gain
     (loss) on
     investments.............     379,401       610,025     1,435,932     1,792,216
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     436,797    (1,489,148)    1,457,881      (208,896)
   Capital gain
     distributions...........   1,008,223     1,107,205     2,363,875     1,947,400
                              -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,608,889     1,396,030     7,803,302     6,221,746
                              -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............   5,485,266    29,794,714    33,075,993    75,153,679
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (953,607)     (431,025)   (1,846,343)   (2,090,699)
     Surrenders..............  (6,622,658)   (7,116,423)  (16,383,330)  (12,485,393)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (99,926)     (104,205)     (405,046)     (274,968)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     519,745     3,982,466     2,672,461    20,679,095
     Transfers (to) from
       other subaccounts.....  (6,600,809)  (29,341,069)   (1,890,693)    8,496,413
                              -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,271,989)   (3,215,542)   15,223,042    89,478,127
                              -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................  (4,663,100)   (1,819,512)   23,026,344    95,699,873
Net assets at beginning
  of year....................  71,145,013    72,964,525   250,740,219   155,040,346
                              -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $66,481,913    71,145,013   273,766,563   250,740,219
                              ===========   ===========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........   2,345,947     2,035,239     9,278,374     9,067,959
   Units redeemed............  (2,909,904)   (2,228,991)   (7,634,991)   (1,295,098)
                              -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (563,957)     (193,752)    1,643,383     7,772,861
                              ===========   ===========   ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    The Prudential Series Fund, Inc.
                              ----------------------------------------------
                                Jennison 20/20 Focus    Jennison Portfolio --
                                Portfolio -- Class II     Class II Shares
                              ------------------------  --------------------
                                           Period from
                                              May 1,        Year ended
                               Year ended    2003 to       December 31,
                              December 31, December 31, --------------------
                                  2004         2003        2004       2003
                              ------------ ------------ ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  (11,802)      (586)     (12,195)   (2,097)
   Net realized gain
     (loss) on
     investments.............       8,122        635        3,957    (1,818)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     156,712     14,101       80,364    35,176
   Capital gain
     distributions...........          --         --           --        --
                               ----------    -------    ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     153,032     14,150       72,126    31,261
                               ----------    -------    ---------   -------
From capital
  transactions:
   Net premiums..............   1,101,846     86,414      737,875   334,643
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          --         --      (10,431)       --
     Surrenders..............     (47,450)    (2,148)     (31,776)  (14,265)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (641)      (104)      (1,288)      (91)
     Capital contribution....          --         --           --        --
     Transfers (to) from
       the Guarantee
       Account...............      39,342     (7,927)    (289,691)   26,680
     Transfers (to) from
       other subaccounts.....     264,039     97,068      191,916    74,248
                               ----------    -------    ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,357,136    173,303      596,605   421,215
                               ----------    -------    ---------   -------
Increase (decrease) in
  net assets.................   1,510,168    187,453      668,731   452,476
Net assets at beginning
  of year....................     187,453         --      480,826    28,350
                               ----------    -------    ---------   -------
Net assets at end of
  period.....................  $1,697,621    187,453    1,149,557   480,826
                               ==========    =======    =========   =======
Changes in units
  (note 5):
   Units purchased...........     120,201     16,099       70,679    51,610
   Units redeemed............     (12,565)      (893)     (13,194)   (2,245)
                               ----------    -------    ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     107,636     15,206       57,485    49,365
                               ==========    =======    =========   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                              The Prudential Series Fund, Inc. (continued)  Rydex Variable Trust
                              -------------------------------------------  ----------------------
                               SP William Blair         SP Prudential
                                International           U.S. Emerging
                              Growth Portfolio --      Growth Portfolio --
                                   Class II               Class II                OTC Fund
                              -----------------------  ------------------  ----------------------
                                  Year ended             Year ended              Year ended
                                 December 31,           December 31,            December 31,
                              -----------------------  ------------------  ----------------------
                                2004        2003        2004      2003        2004        2003
                               -------     --------     ------    ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (253)      (1,235)    (1,312)   (1,062)     (207,855)   (129,085)
   Net realized gain
     (loss) on
     investments.............     228      115,131        154    (1,092)      249,078    (880,952)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,253         (174)    16,227    24,293       789,321   3,894,505
   Capital gain
     distributions...........      --           --         23        --            --          --
                               -------     --------     ------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,228      113,722     15,092    22,139       830,544   2,884,468
                               -------     --------     ------    ------   ----------  ----------
From capital
  transactions:
   Net premiums..............      --           --         --        --     2,128,716   5,383,663
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --           --         --        --       (23,088)   (122,845)
     Surrenders..............    (757)        (667)      (241)   (1,129)     (843,147)   (459,642)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25)         (23)      (133)     (120)      (28,509)    (12,398)
     Capital contribution....      --           --         --        --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      --            3        216       (12)      922,839     739,417
     Transfers (to) from
       other subaccounts.....      --     (109,282)        --     2,267    (1,841,001)   (663,629)
                               -------     --------     ------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (782)    (109,969)      (158)    1,006       315,810   4,864,566
                               -------     --------     ------    ------   ----------  ----------
Increase (decrease) in
  net assets.................   1,446        3,753     14,934    23,145     1,146,354   7,749,034
Net assets at beginning
  of year....................  16,189       12,436     80,249    57,104    12,881,739   5,132,705
                               -------     --------     ------    ------   ----------  ----------
Net assets at end of
  period..................... $17,635       16,189     95,183    80,249    14,028,093  12,881,739
                               =======     ========     ======    ======   ==========  ==========
Changes in units
  (note 5):
   Units purchased...........       1           --      1,068       180     2,163,663   1,775,647
   Units redeemed............     (99)        (111)    (1,112)     (100)   (2,468,921)   (364,960)
                               -------     --------     ------    ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (98)        (111)       (44)       80      (305,258)  1,410,687
                               =======     ========     ======    ======   ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Salomon Brothers Variable Series Funds, Inc
                              ------------------------------------------------------
                              Salomon Brothers Variable All Salomon Brothers Variable
                                Cap Fund -- Class II        Investors Fund -- Class I
                              ----------------------------  ------------------------
                                             Period from
                                                May 1,            Year ended
                               Year ended      2003 to           December 31,
                              December 31,   December 31,   ------------------------
                                  2004           2003          2004         2003
                              ------------   ------------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (170,140)      (29,236)       (32,944)       6,553
   Net realized gain
     (loss) on
     investments.............     354,800        50,864      1,381,002   (3,305,045)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     391,700       632,103      2,988,242   15,342,042
   Capital gain
     distributions...........          --            --             --           --
                              -----------     ---------     ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     576,360       653,731      4,336,300   12,043,550
                              -----------     ---------     ----------   ----------
From capital
  transactions:
   Net premiums..............   5,007,314     4,336,529        220,444      181,229
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (53,283)           --       (468,134)    (302,041)
     Surrenders..............    (468,812)      (19,353)    (5,328,335)  (4,547,900)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (27,443)       (1,031)       (62,110)     (59,549)
     Capital contribution....          --            --             --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,272,863       341,249        178,420      (88,882)
     Transfers (to) from
       other subaccounts.....     928,649     1,803,975         81,098      746,923
                              -----------     ---------     ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   6,659,288     6,461,369     (5,378,617)  (4,070,220)
                              -----------     ---------     ----------   ----------
Increase (decrease) in
  net assets.................   7,235,648     7,115,100     (1,042,317)   7,973,330
Net assets at beginning
  of year....................   7,115,100            --     53,792,987   45,819,657
                              -----------     ---------     ----------   ----------
Net assets at end of
  period..................... $14,350,748     7,115,100     52,750,670   53,792,987
                              ===========     =========     ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,392,873       552,197      1,041,664      109,490
   Units redeemed............    (892,531)       (1,737)    (1,458,073)    (589,640)
                              -----------     ---------     ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     500,342       550,460       (416,409)    (480,150)
                              ===========     =========     ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Salomon Brothers Variable Series Funds, Inc (continued)
                              ------------------------------------------------------
                              Salomon Brothers Variable    Salomon Brothers Variable
                               Strategic Bond Fund --       Total Return Fund --
                                      Class I                      Class I
                              ---------------------------  -------------------------
                                     Year ended                  Year ended
                                    December 31,                December 31,
                              ---------------------------  -------------------------
                                  2004          2003          2004          2003
                               -----------    ----------    ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,488,471     1,893,922        87,335        26,191
   Net realized gain
     (loss) on
     investments.............     325,407     3,320,791       398,568        (4,660)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (344,829)     (476,633)      463,024     2,108,750
   Capital gain
     distributions...........     804,709     1,117,503       288,233       215,308
                               -----------    ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,273,758     5,855,583     1,237,160     2,345,589
                               -----------    ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............     119,965       208,356        57,859       178,560
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (393,186)     (424,122)     (464,570)     (142,592)
     Surrenders..............  (5,633,166)   (6,966,411)   (2,329,517)   (1,420,034)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (49,289)      (61,558)      (17,684)      (18,048)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............  (1,847,602)     (707,601)      345,181      (126,810)
     Transfers (to) from
       other subaccounts.....   1,874,387     7,070,157       431,086       346,920
                               -----------    ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,928,891)     (881,179)   (1,977,645)   (1,182,004)
                               -----------    ----------    ----------   ----------
Increase (decrease) in
  net assets.................  (3,655,133)    4,974,404      (740,485)    1,163,585
Net assets at beginning
  of year....................  50,829,246    45,854,842    18,578,692    17,415,107
                               -----------    ----------    ----------   ----------
Net assets at end of
  period..................... $47,174,113    50,829,246    17,838,207    18,578,692
                               ===========    ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,255,569       210,880       311,413        52,944
   Units redeemed............  (1,699,453)     (236,411)     (478,962)     (172,033)
                               -----------    ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (443,884)      (25,531)     (167,549)     (119,089)
                               ===========    ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      Scudder Variable Series II
                              -----------------------------------------------------
                                                    SVS Dreman
                                                   High Return    SVS Dreman
                              Scudder Technology      Equity      Small Cap
                              Growth Portfolio --  Portfolio --  Value Portfolio --
                              Class B Shares      Class B Shares Class B Shares
                              ------------------- -------------- ------------------
                                Year ended                        Year ended
                               December 31,         Year ended   December 31,
                              ------------------   December 31,  ------------------
                                2004      2003         2004       2004                                      2003
                              -------    -----    -------------- ------                                     ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (9)      (7)         (53)         (2)                                     --
   Net realized gain
     (loss) on
     investments.............     166        2           28         124                                      --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (156)     218          589          --                                      --
   Capital gain
     distributions...........      --       --           --          --                                      --
                               -------    -----       -----       ------                                     --
       Increase
         (decrease) in
         net assets from
         operations..........       1      213          564         122                                      --
                               -------    -----       -----       ------                                     --
From capital
  transactions:
   Net premiums..............      --      500        5,162          --                                      --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --       --           --          --                                      --
     Surrenders..............      --       --           --          --                                      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (2)      --           --          --                                      --
     Capital contribution....      --       --           --          --                                      --
     Transfers (to) from
       the Guarantee
       Account...............    (999)   1,011           36        (122)                                     --
     Transfers (to) from
       other subaccounts.....    (147)      --           --          --                                      --
                               -------    -----       -----       ------                                     --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,148)   1,511        5,198        (122)                                     --
                               -------    -----       -----       ------                                     --
Increase (decrease) in
  net assets.................  (1,147)   1,724        5,762          --                                      --
Net assets at beginning
  of year....................   1,724       --           --          --                                      --
                               -------    -----       -----       ------                                     --
Net assets at end of
  period..................... $   577    1,724        5,762          --                                      --
                               =======    =====       =====       ======                                     ==
Changes in units
  (note 5):
   Units purchased...........      10      115          907       1,249                                      --
   Units redeemed............     (86)      --         (506)     (1,249)                                     --
                               -------    -----       -----       ------                                     --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (76)     115          401          --                                      --
                               =======    =====       =====       ======                                     ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Van Kampen Life Investment Trust
                              ---------------------------------------------
                                                          Emerging Growth
                               Comstock Portfolio --       Portfolio --
                                  Class II Shares         Class II Shares
                              -----------------------  --------------------
                                     Year ended             Year ended
                                    December 31,           December 31,
                              -----------------------  --------------------
                                  2004        2003        2004       2003
                              -----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (419,409)   (158,741)  (129,303)   (55,420)
   Net realized gain
     (loss) on
     investments.............   1,641,590     432,826    273,494     82,607
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   6,415,899   3,776,299    447,313    751,563
   Capital gain
     distributions...........          --          --         --         --
                              -----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   7,638,080   4,050,384    591,504    778,750
                              -----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums..............  16,248,714  12,912,713  2,118,492  3,945,283
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (171,591)   (122,507)   (78,700)   (92,720)
     Surrenders..............  (1,929,577)   (455,602)  (527,943)  (141,720)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (95,284)    (13,633)   (20,277)    (3,884)
     Capital contribution....          --          --         --         --
     Transfers (to) from
       the Guarantee
       Account...............   3,057,751   3,830,858    207,550    701,796
     Transfers (to) from
       other subaccounts.....  15,841,723   5,081,154    446,472  1,083,965
                              -----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  32,951,736  21,232,983  2,145,594  5,492,720
                              -----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................  40,589,816  25,283,367  2,737,098  6,271,470
Net assets at beginning
  of year....................  28,664,435   3,381,068  7,123,547    852,077
                              -----------  ----------  ---------  ---------
Net assets at end of
  period..................... $69,254,251  28,664,435  9,860,645  7,123,547
                              ===========  ==========  =========  =========
Changes in units
  (note 5):
   Units purchased...........   4,131,057   2,330,671    638,439    665,935
   Units redeemed............  (1,273,596)    (63,192)  (413,690)   (27,858)
                              -----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   2,857,461   2,267,479    224,749    638,077
                              ===========  ==========  =========  =========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Life & Annuity Separate Account 4 (the Account) is a separate investment account established on August 19, 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) pursuant to the laws of the Commonwealth of Virginia. The Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. GE Life and Annuity uses the Account to support flexible premium variable deferred annuity contracts issued by GE Life & Annuity, as well as for other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund), of the Fund (any open-end management investment company or any unit investment trust in which a Subaccount invests).

   The assets of the Account belong to GE Life & Annuity. Nonetheless, GE Life & Annuity do not charge the assets in the Account attributable to the contracts with liabilities arising out of any other business, which GE Life & Annuity may conduct. The assets of the Account will, however, be available to cover the liabilities for our General Account to the extent that the assets of the Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business GE Life & Annuity may conduct.

   GE Life & Annuity registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Account.

   Effective April 30, 2004, the following portfolios were made available to the Account.

          Evergreen Variable Annuity Trust
            Evergreen VA Omega Fund -- Class 2
          Fidelity Variable Insurance Products Fund
            VIP Asset Manager/SM/ Portfolio -- Service Class 2
            VIP Value Strategies Portfolio -- Service Class 2 Merrill Lynch Variable Series Funds, Inc.
            Merrill Lynch Basic Value V.I. Fund -- Class III Shares Merrill Lynch Large Cap Growth V.I. Fund -- Class III
             Shares
            Merrill Lynch Value Opportunities V.I. Fund -- Class III
             Shares
          Oppenheimer Variable Account Funds
            Oppenheimer Balanced Fund/VA -- Service Shares

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting premium and new transfers from the Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Product Series -- AllianceBernstein International Value
Portfolio -- Class B were added to the Account.

   Effective December 15, 2004, Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I shares were added to the Account.

   During 2004, the following names were changed:

                     Formerly Known As                                            Currently Known As
AllianceBernstein Variable Products Series Fund, Inc.
  Quasar Portfolio -- Class B                                 AllianceBernstein Small Cap Growth Portfolio -- Class B

Fidelity Variable Insurance Products Fund
  VIP II Asset Manager/SM/ Portfolio -- Initial Class           VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Initial Class               VIP Contrafund(R) Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Service Class 2             VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio -- Service     VIP Dynamic Capital Appreciation Portfolio --  Service
   Class 2                                                       Class 2
  VIP III Growth & Income Portfolio -- Initial Class            VIP Growth & Income Portfolio -- Initial Class
  VIP III Growth & Income Portfolio -- Service Class 2          VIP Growth & Income Portfolio -- Service Class 2
  VIP III Growth Opportunities Portfolio -- Initial Class       VIP Growth Opportunities Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Initial Class                    VIP Mid Cap Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Service Class 2                  VIP Mid Cap Portfolio -- Service Class 2

GE Investments Funds, Inc.
  Mid-Cap Value Equity Fund                                     Mid-Cap Equity Fund

Greenwich Street Series Fund
  Salomon Brothers Variable Emerging Growth Fund -- Class II    Salomon Brothers Variable Aggressive Growth Fund -- Class
                                                                 II

J.P. Morgan Series Trust II
  International Opportunities Portfolio                         International Equity Portfolio

Oppenheimer Variable Account Funds
  Oppenheimer Multiple Strategies Fund/VA                       Oppenheimer Balanced Fund/VA

PIMCO Variable Insurance Trust
  Foreign Bond Portfolio -- Administrative Class Shares         Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                 Administrative Class Shares

The Prudential Series Fund, Inc.
  SP Jennison International Growth Portfolio -- Class II        SP William Blair International Growth Portfolio -- Class
                                                                 II

   On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and the Federated Insurance Series -- Federated International Small Company Fund II were liquidated in accordance with a decision made by the respective portfolio's Board of Trustees.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   For 2004 the following portfolios did not reflect any activity and thus were omitted from the presentation of the financial statements:

AIM Variable Insurance Funds                                 Franklin Templeton Variable Insurance Products Trust
  AIM V.I. Blue Chip Fund -- Series I shares                   Templeton Global Income Securities Fund -- Class I Shares
American Century Variable Portfolios, Inc.                   The Prudential Series Fund, Inc.
  VP International Fund -- Class I                             Equity Portfolio -- Class II Shares

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II. In addition, Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund -- Class I to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund -- Class I to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund -- Class I to Salomon Brothers Variable Total Return Fund -- Class I.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the market day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (b) Unit Classes

   There are eighteen unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2004 were:

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I shares....................... $    23,315 $    23,783
 AIM V.I. Basic Value Fund -- Series II shares............................  21,881,695   8,609,537
 AIM V.I. Capital Appreciation Fund -- Series I shares....................   5,471,857   5,472,079
 AIM V.I. Capital Development Fund -- Series I shares.....................      22,321      22,575
 AIM V.I. Core Equity Fund -- Series I shares.............................       3,236          23
 AIM V.I. Government Securities Fund -- Series I shares...................      94,356     786,555
 AIM V.I. Growth Fund -- Series I shares..................................   1,894,331   2,955,736
 AIM V.I. International Growth Fund -- Series II shares...................     457,509     100,641
 AIM V.I. Premier Equity Fund -- Series I shares..........................   4,007,305   8,938,684
 AIM V.I. Technology Fund -- Series I shares..............................          --     110,499
 AIM V.I. Utilities Fund -- Series I shares...............................          60          15
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares........................  18,242,547  49,826,739
 Alger American Small Capitalization Portfolio -- Class O Shares..........  37,190,828  50,098,654
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Portfolio -- Class B.................  60,575,302  54,599,462
 AllianceBernstein International Value Portfolio -- Class B...............     646,059      34,715
 AllianceBernstein Premier Growth Portfolio -- Class B....................   7,550,896   7,291,086
 AllianceBernstein Small Cap Growth Portfolio -- Class B..................   4,331,006   3,752,708
 AllianceBernstein Technology Portfolio -- Class B........................   4,482,869   3,349,364
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I.......................................         821         928
 VP Ultra Fund -- Class I.................................................      60,856      59,620
 VP Value Fund -- Class I.................................................      15,659         157
Dreyfus
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     238,013     656,109
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares       1,316          31
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............      24,275          14
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.............................................  41,145,568  19,928,039
 VT Income Fund of Boston.................................................     223,557     247,182
 VT Worldwide Health Sciences Fund........................................   8,396,722   4,834,047
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2.......................................     139,879       2,880
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.....................  10,245,990  22,299,427
 Federated Capital Income Fund II.........................................   6,481,224   9,495,525
 Federated High Income Bond Fund II -- Primary Shares.....................  55,034,512  65,372,691
 Federated High Income Bond Fund II -- Service Shares.....................  52,501,615  50,773,653
 Federated Kaufmann Fund II -- Service Shares.............................  27,852,111  13,494,600

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class............. $ 21,940,308 $ 51,085,690
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........    7,631,988    1,538,802
 VIP Contrafund(R) Portfolio -- Initial Class.................   83,467,309  105,750,080
 VIP Contrafund(R) Portfolio -- Service Class 2...............   58,297,865   30,450,880
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    2,144,793    1,059,054
 VIP Equity-Income Portfolio -- Initial Class.................   74,746,310  136,930,548
 VIP Equity-Income Portfolio -- Service Class 2...............   48,469,193   30,872,737
 VIP Growth & Income Portfolio -- Initial Class...............   21,863,761   34,443,721
 VIP Growth & Income Portfolio -- Service Class 2.............   11,249,105    8,599,886
 VIP Growth Opportunities Portfolio -- Initial Class..........    4,624,921   11,949,715
 VIP Growth Portfolio -- Initial Class........................   37,652,034   84,887,520
 VIP Growth Portfolio -- Service Class 2......................   23,598,662   23,142,772
 VIP Mid Cap Portfolio -- Initial Class.......................        4,150       37,628
 VIP Mid Cap Portfolio -- Service Class 2.....................  107,393,162   76,124,187
 VIP Overseas Portfolio -- Initial Class......................   38,183,068   31,803,315
 VIP Value Strategies Portfolio -- Service Class 2............    1,978,517      553,190
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..        1,205           14
 Mutual Shares Securities Fund -- Class 2 Shares..............       47,044       47,067
 Templeton Foreign Securities Fund -- Class I Shares..........      155,155           13
 Templeton Foreign Securities Fund -- Class 2 Shares..........       28,716       23,929
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....       12,000       12,073
GE Investments Funds, Inc.
 Global Income Fund...........................................    4,723,177    5,899,144
 Income Fund..................................................   49,872,440   77,867,978
 International Equity Fund....................................   23,129,207   19,989,577
 Mid-Cap Value Equity Fund....................................   78,127,406   76,925,051
 Money Market Fund............................................  672,994,460  781,942,230
 Premier Growth Equity Fund...................................   44,800,481   57,596,890
 Real Estate Securities Fund..................................   92,627,331   63,451,108
 S&P 500(R) Index Fund........................................  149,147,331  200,871,736
 Small-Cap Value Equity Fund..................................   75,171,475   49,240,621
 Total Return Fund............................................  354,366,263   98,409,363
 U.S. Equity Fund.............................................   26,834,205   38,389,885
 Value Equity Fund............................................   11,229,784    7,255,718
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.........................   17,343,421    9,068,642
 Goldman Sachs Mid Cap Value Fund.............................   84,701,263   72,231,064
Greenwich Street Series Fund
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.    5,184,313    1,982,815
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares...................   48,220,304  130,016,600
 Balanced Portfolio -- Service Shares.........................   32,238,025   31,921,679
 Capital Appreciation Portfolio -- Institutional Shares.......   22,007,322   53,930,722
 Capital Appreciation Portfolio -- Service Shares.............    5,496,013    6,620,243
 Core Equity Portfolio -- Institutional Shares................        2,787          170

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                              ----------- -----------
 Flexible Income Portfolio -- Institutional Shares......................... $21,814,920 $42,046,592
 Global Life Sciences Portfolio -- Service Shares..........................  12,433,066  14,298,978
 Global Technology Portfolio -- Service Shares.............................  16,910,847  19,340,161
 Growth Portfolio -- Institutional Shares..................................  20,684,322  75,296,253
 Growth Portfolio -- Service Shares........................................   3,580,060   7,194,937
 International Growth Portfolio -- Institutional Shares....................  28,973,749  43,757,326
 International Growth Portfolio -- Service Shares..........................  49,724,829  50,882,847
 Mid Cap Growth Portfolio -- Institutional Shares..........................  18,320,966  46,643,804
 Mid Cap Growth Portfolio -- Service Shares................................   4,131,331   4,888,949
 Worldwide Growth Portfolio -- Institutional Shares........................  24,782,464  90,048,176
 Worldwide Growth Portfolio -- Service Shares..............................   4,040,525   7,688,710
J.P. Morgan Series Trust II
 Bond Portfolio............................................................      21,778       1,356
 International Equity Portfolio............................................      24,069      24,087
 Mid Cap Value Portfolio...................................................      71,308      71,130
 Small Company Portfolio...................................................       1,299          35
Merrill Lynch Variable Series Fund, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares...................   3,421,656     939,120
 Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares..............     712,324     388,745
 Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares...............   2,028,135     469,184
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............   7,003,348   8,083,289
 MFS(R) Investors Trust Series -- Service Class Shares.....................   4,278,676   4,685,872
 MFS(R) New Discovery Series -- Service Class Shares.......................  23,850,362  32,566,389
 MFS(R) Strategic Income Series -- Service Class Shares....................           1          --
 MFS(R) Total Return Series -- Service Class Shares........................       1,748         564
 MFS(R) Utilities Series -- Service Class Shares...........................  18,675,588  15,788,452
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..........................................  28,107,590  12,336,450
 Nations Marsico International Opportunities Portfolio.....................  40,864,026  18,866,225
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.....................................  11,205,280  34,551,802
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................   4,829,615   2,616,383
 Oppenheimer Balanced Fund/VA..............................................  22,755,822  25,864,848
 Oppenheimer Balanced Fund/VA -- Service Shares............................   9,423,412     618,042
 Oppenheimer Bond Fund/VA..................................................  23,387,315  45,127,207
 Oppenheimer Capital Appreciation Fund/VA..................................  29,724,915  59,139,888
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................  10,071,458   4,234,394
 Oppenheimer Global Securities Fund/VA -- Service Shares...................  46,285,416  26,820,311
 Oppenheimer High Income Fund/VA...........................................  39,850,624  65,590,585
 Oppenheimer Main Street Fund/VA -- Service Shares.........................  14,774,524  13,138,709
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............  24,255,899  11,580,445
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio..................................................   3,947,117   7,952,872
 PBHG Large Cap Growth Portfolio...........................................   4,529,127   9,026,911
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2,705,611   3,320,671

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                      Cost of     Proceeds
                                                                       Shares       from
Fund/Portfolio                                                        Acquired   Shares Sold
--------------                                                      ------------ -----------
 High Yield Portfolio -- Administrative Class Shares............... $ 55,375,694 $44,425,183
 Long-Term U.S. Government Portfolio -- Administrative Class Shares   34,220,355  39,937,490
 Total Return Portfolio -- Administrative Class Shares.............  116,264,654  96,955,191
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II........................    1,515,050     170,048
 Jennison Portfolio -- Class II Shares.............................      721,944     131,500
 SP Jennison International Growth Portfolio -- Class II............           --       1,035
 SP Prudential U.S. Emerging Growth Portfolio -- Class II..........        9,427      10,875
Rydex Variable Trust
 OTC Fund..........................................................   11,119,236  10,801,791
Salomon Brothers Variable Series Funds, Inc
 Salomon Brothers Variable All Cap Fund -- Class II................   18,254,182  11,795,093
 Salomon Brothers Variable Investors Fund -- Class I...............   14,838,390  20,268,202
 Salomon Brothers Variable Strategic Bond Fund -- Class I..........   20,128,845  23,546,342
 Salomon Brothers Variable Total Return Fund -- Class I............    4,180,831   5,785,088
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B Shares.............        1,146       1,303
 SVS Dreman High Return Equity Portfolio -- Class B Shares.........       12,226       7,080
 SVS Dreman Small Cap Value Portfolio -- Class B Shares............       19,000      19,124
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.............................   47,522,487  15,127,569
 Emerging Growth Portfolio -- Class II Shares......................    5,986,456   4,057,674

(4)Related Party Transactions

  (a) GE Life & Annuity

   Net purchase payments transferred from GE Life & Annuity represents gross purchase payments recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until surrender.

   Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GE Life & Annuity assumes and the death benefit provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. The table below discloses the fees described above by unit type.

                                                                                                           Mortality
                                                                               Administrative             and Expense
                                                                                  Expense      Optional  Risk Charges
                                                                                Charges as a   Benefits      as a
                                                          Annual Contract      percentage of     as a    percentage of
                                                         Maintenance Charge    the daily net  percentage the daily net
Unit Contract Form Distribution                          as a percentage of    assets of the    of Net   assets of the
Type    Number       Expense      Surrender Charges        Contract Value         Account       Assets      Account
---- ------------- ------------ ---------------------- ----------------------- -------------- ---------- -------------
I    P1140          0.20%       6% or less within      $30 if account value is       NA           NA         1.15%
                    monthly     seven years of any     $75,000 or less at time
                    for the     purchase payment       charge taken
                    first ten
                    years
                    following
                    any
                    purchase
                    payment
II   P1142,            NA       6% or less within      $25 if account value is      0.15%         NA         1.25%
     P1143,                     eight years of any     $75,000 or less at the
     P1150*                     purchase payment       time charge is taken
III  P1152*            NA       8% or less within nine $25 if account value         0.25%         NA         1.30%
                                years of any purchase  $10,000 or less at time
                                payment                charge taken
IV   P1151*            NA                N/A           $25 if account value is      0.25%         NA         1.35%
                                                       $25,000 or less at time
                                                       charge taken
V    P1153             NA                 NA                     NA                 0.35%         NA         0.40%
VI   P1154             NA       6% or less within      $30 if account values        0.15%         NA         1.35%
     *(Age 70                   seven years of any     is $40,000 or less at
     or younger)                purchase payment       the time the charge is
                                                       taken
VII  P1154*            NA       6% or less within      $30 if account value is      0.15%         NA         1.55%
     (Over age 70)              seven years of any     $40,000 or less at time
                                purchase payment       charge is taken
VII  P1154*            NA       6% or less within      $30 if account value is      0.15%         NA         1.30%
                                seven years of any     $40,000 or less at time
                                purchase payment       charge is taken

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                                            Mortality
                                                                                Administrative             and Expense
                                                                                   Expense      Optional  Risk Charges
                                                                                 Charges as a   Benefits      as a
                                                           Annual Contract      percentage of     as a    percentage of
                                                          Maintenance Charge    the daily net  percentage the daily net
Unit  Contract Form Distribution                          as a percentage of    assets of the    of Net   assets of the
Type     Number       Expense      Surrender Charges        Contract Value         Account       Assets      Account
----  ------------- ------------ ---------------------- ----------------------- -------------- ---------- -------------
VIII     P1611          NA       Surrender Charge is              NA                 0.15%         NA         1.35%
                                 9% declining to 1%
                                 for any purchase
                                 payments in the
                                 Guarantee or Variable
                                 Account depending on
                                 length of time in
                                 account.
                                 Access Charge is 6%
                                 or less of any
                                 purchase payment
                                 allocated to
                                 immediate installment
                                 account
IX       P1156*         N/A      6% or less within four           NA                 0.15%         NA         1.30%
                                 years
X        P1154*         NA       6% or less within      $30 if account value is      0.15%        0.40%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XI       P1154*         NA       6% or less within      $30 if account value is      0.15%        0.40%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XII      P1154*         NA       6% or less within      $30 if account value is      0.15%        0.50%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XIII     P1156*         N/A      6% or less within four           NA                 0.15%        0.40%       1.55%
                                 years
XIV      P1156*         N/A      6% or less within four           NA                 0.15%        0.40%       1.55%
                                 years
XV       P1156*         N/A      6% or less within four           NA                 0.15%        0.50%       1.55%
                                 years
XVI      P1151*         NA                 NA           $25 if account value is      0.25%        0.40%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken
XVII     P1151*         NA                 NA           $25 if account value is      0.25%        0.40%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken
XVIII    P0051*         NA                 NA           $25 if account value is      0.25%        0.50%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken

--------
  NA -- Not Applicable
* Contract provides for optional death benefit riders; which assess a charge as a percentage of the Contract Value at the time the charge is taken.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Life & Annuity.

  (d) Capitalization

   Affiliates of the Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For Type III unit contracts, transfers from the general account include approximately $6.2 million of payments by GE Life & Annuity in the form of bonus credits for the year ended December 31, 2004.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

  (g) GE Investments Fund, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of General Electric Company, currently serves as investment advisor to the GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% Income Fund, maximum 1.00% for the International Equity Fund, 0.65% Mid-Cap Equity Fund, maximum 0.50% for the Money Market Fund, 0.65% Premier Growth Equity Fund, maximum 0.85% for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity Fund, maximum 0.50% Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds:
International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2004 and 2003 are reflected in the Statements of Changes in Net Assets

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2004, 2003, 2002, and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized policy expenses of the Account, consisting of mortality and expense risk charges, and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the annual total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type I:                                                 Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                                ------- ---------- ------- ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004............................................... 377,759   $17.60   $ 6,647     1.15%        0.00%     4.28%
   2003............................................... 444,453    16.87     7,500     1.15%        0.00%    33.61%
   2002............................................... 477,492    12.63     6,031     1.15%        0.04%   (33.76)%
   2001............................................... 723,585    19.07    13,799     1.15%        0.24%   (13.01)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 467,829    10.21     4,777     1.15%        0.00%    15.23%
   2003............................................... 512,921     8.86     4,545     1.15%        0.00%    40.71%
   2002............................................... 477,762     6.30     3,010     1.15%        0.00%   (27.07)%
   2001............................................... 642,188     8.64     5,549     1.15%        0.05%   (30.47)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 111,316    13.55     1,508     1.15%        0.74%     9.94%
   2003............................................... 107,521    12.32     1,325     1.15%        0.82%    23.24%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................... 138,387    18.37     2,542     1.15%        1.46%     8.51%
   2003............................................... 184,208    16.93     3,119     1.15%        1.57%    26.23%
   2002............................................... 211,139    13.41     2,831     1.15%        1.18%   (21.13)%
   2001............................................... 294,487    17.01     5,009     1.15%        1.38%    (5.51)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type I:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                              --------- ---------- -------- ------------- ---------- ------
 Federated Capital Income Fund II
   2004.............................................   108,608   $14.29   $  1,552     1.15%        4.55%     8.66%
   2003.............................................   127,652    13.15      1,679     1.15%        6.47%    19.28%
   2002.............................................   135,961    11.03      1,500     1.15%        5.74%   (24.82)%
   2001.............................................   202,066    14.67      2,964     1.15%        3.40%   (14.89)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004.............................................   178,976    18.49      3,309     1.15%        7.21%     9.19%
   2003.............................................   198,390    16.93      3,359     1.15%        7.23%    20.81%
   2002.............................................   224,680    14.02      3,150     1.15%       11.14%     0.22%
   2001.............................................   214,386    13.98      2,997     1.15%        9.59%     0.01%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................. 3,963,857    30.25    119,921     1.15%        2.86%     4.25%
   2003............................................. 4,663,074    29.02    135,320     1.15%        3.73%    16.62%
   2002............................................. 5,411,572    24.88    134,640     1.15%        4.25%    (9.78)%
   2001............................................. 6,746,394    27.58    186,066     1.15%        4.48%    (5.39)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004.............................................   927,874    33.60     31,179     1.15%        0.34%    14.15%
   2003............................................. 1,016,015    29.44     29,910     1.15%        0.48%    26.99%
   2002............................................. 1,098,703    23.18     25,468     1.15%        0.88%   (10.39)%
   2001............................................. 1,463,180    25.87     37,852     1.15%        0.85%   (13.43)%
 VIP Equity-Income Portfolio -- Initial Class
   2004............................................. 1,438,528    50.87     73,183     1.15%        1.62%    10.24%
   2003............................................. 1,721,470    46.15     79,439     1.15%        1.87%    28.83%
   2002............................................. 1,971,167    35.82     70,607     1.15%        1.83%   (17.90)%
   2001............................................. 2,514,863    43.63    109,723     1.15%        1.71%    (6.24)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   222,623    15.52      3,454     1.15%        0.91%     4.58%
   2003.............................................   249,001    14.84      3,694     1.15%        1.19%    22.35%
   2002.............................................   228,556    12.13      2,772     1.15%        1.44%   (17.57)%
   2001.............................................   346,968    14.71      5,104     1.15%        1.34%    (9.98)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................   103,638    11.38      1,179     1.15%        0.57%     5.96%
   2003.............................................   143,320    10.74      1,539     1.15%        0.83%    28.38%
   2002.............................................   169,857     8.36      1,420     1.15%        1.17%   (22.74)%
   2001.............................................   220,327    10.83      2,386     1.15%        0.43%   (15.58)%
 VIP Growth Portfolio -- Initial Class
   2004............................................. 1,099,335    49.01     53,880     1.15%        0.28%     2.19%
   2003............................................. 1,306,628    47.96     62,669     1.15%        0.28%    31.32%
   2002............................................. 1,457,038    36.52     53,211     1.15%        0.28%   (30.91)%
   2001............................................. 1,923,051    52.86    101,652     1.15%        0.08%   (18.77)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................   138,562    17.20      2,383     1.15%        0.00%    23.22%
   2003.............................................    82,073    13.96      1,146     1.15%        0.21%    39.59%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       Net Assets     Expenses as a Investment
                                                   ------------------ % of Average    Income    Total
Type I:                                    Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                  --------- ---------- ------- ------------- ---------- ------
 VIP Overseas Portfolio -- Initial Class
   2004.................................   840,013   $25.99   $21,831     1.15%        1.12%    12.33%
   2003.................................   912,602    23.14    21,115     1.15%        0.77%    41.72%
   2002.................................   999,509    16.33    16,322     1.15%        0.78%   (21.20)%
   2001................................. 1,258,600    20.72    26,078     1.15%        5.29%   (22.24)%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.................................    81,662    13.81     1,128     1.15%        5.19%     8.20%
   2003.................................   113,030    12.77     1,443     1.15%        4.93%    10.41%
   2002.................................   104,279    11.56     1,205     1.15%        0.88%    15.29%
   2001.................................    26,072    10.03       262     1.15%        0.00%    (3.01)%
 Income Fund
   2004.................................   544,900    13.76     7,498     1.15%        4.53%     2.23%
   2003.................................   804,637    13.46    10,831     1.15%        3.51%     2.41%
   2002................................. 1,017,046    13.14    13,364     1.15%        3.97%     8.62%
   2001.................................   964,324    12.10    11,668     1.15%        5.69%     5.97%
 International Equity Fund
   2004.................................    88,547    14.86     1,316     1.15%        1.31%    14.51%
   2003.................................    76,892    12.98       998     1.15%        1.83%    36.32%
   2002.................................    63,491     9.52       604     1.15%        0.95%   (24.71)%
   2001.................................    69,869    12.65    14,382     1.15%        1.49%   (21.93)%
 Mid-Cap Equity Fund
   2004.................................   301,916    21.93     6,621     1.15%        1.04%    14.69%
   2003.................................   341,811    19.12     6,536     1.15%        1.42%    31.41%
   2002.................................   366,772    14.55     5,336     1.15%        0.84%   (14.76)%
   2001.................................   370,507    17.07     6,325     1.15%        0.92%    (1.03)%
 Money Market Fund
   2004.................................   828,605    17.18    14,232     1.15%        0.96%    (0.21)%
   2003................................. 1,193,188    17.21    20,537     1.15%        0.82%    (0.38)%
   2002................................. 2,428,398    17.28    41,963     1.15%        1.49%     0.31%
   2001................................. 3,237,897    17.22    55,757     1.15%        3.77%     2.57%
 Premier Growth Equity Fund
   2004.................................   157,593    10.42     1,642     1.15%        0.61%     5.80%
   2003.................................   284,977     9.85     2,807     1.15%        0.21%    27.43%
   2002.................................    75,183     7.73       581     1.15%        0.05%   (21.93)%
   2001.................................    72,776     9.90       720     1.15%        0.11%   (10.37)%
 Real Estate Securities Fund
   2004.................................   186,620    37.18     6,939     1.15%        6.13%    30.84%
   2003.................................   200,954    28.42     5,711     1.15%        3.71%    35.80%
   2002.................................   204,164    20.93     4,273     1.15%        4.04%    (2.48)%
   2001.................................   182,258    21.46     3,911     1.15%        5.55%    10.32%
 S&P 500(R) Index Fund
   2004.................................   380,667    49.41    18,809     1.15%        1.59%     9.19%
   2003.................................   443,753    45.25    20,081     1.15%        1.39%    26.80%
   2002.................................   468,803    35.69    16,732     1.15%        1.19%   (23.26)%
   2001.................................   603,299    46.51    28,059     1.15%        0.99%   (13.45)%
 Small-Cap Value Equity Fund
   2004.................................    45,924    14.63       672     1.15%        6.53%    13.82%
   2003.................................    26,902    12.85       346     1.15%        0.08%    28.54%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type I:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2004...........................................   246,359   $42.60   $10,495     1.15%        1.85%     6.94%
   2003...........................................   276,101    39.84    10,999     1.15%        1.69%    18.93%
   2002...........................................   275,659    33.49     9,232     1.15%        2.28%   (10.36)%
   2001...........................................   329,490    37.36    12,310     1.15%        2.57%    (4.20)%
 U.S. Equity Fund
   2004...........................................    91,237    11.67     1,065     1.15%        1.30%     6.92%
   2003...........................................   116,718    10.91     1,274     1.15%        1.00%    21.86%
   2002...........................................   124,730     8.96     1,118     1.15%        0.92%   (20.19)%
   2001...........................................   148,206    11.22     1,663     1.15%        0.78%    (9.71)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004...........................................   159,362     9.86     1,572     1.15%        1.89%    17.43%
   2003...........................................    84,780     8.40       712     1.15%        1.40%    22.93%
   2002...........................................   104,286     6.83       712     1.15%        1.63%   (12.36)%
   2001...........................................    77,071     7.80       601     1.15%        0.50%   (10.56)%
 Goldman Sachs Mid Cap Value Fund
   2004...........................................   797,978    17.91    14,295     1.15%        4.68%    24.43%
   2003...........................................   716,957    14.40    10,321     1.15%        0.87%    26.92%
   2002...........................................   829,759    11.34     9,409     1.15%        0.98%    (5.79)%
   2001...........................................   603,789    12.04     7,270     1.15%        1.14%    10.54%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................   983,154    24.95    24,527     1.15%        2.11%     7.28%
   2003........................................... 1,192,768    23.26    27,738     1.15%        2.14%    12.74%
   2002........................................... 1,421,344    20.63    29,322     1.15%        2.34%    (7.52)%
   2001........................................... 1,775,829    22.31    39,619     1.15%        1.28%    (5.95)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................   284,063    23.51     6,678     1.15%        0.24%    16.87%
   2003...........................................   349,420    20.12     7,029     1.15%        0.47%    19.15%
   2002...........................................   440,506    16.88     7,436     1.15%        0.54%   (16.64)%
   2001...........................................   575,386    20.25    11,652     1.15%        0.39%   (22.73)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................   167,130    17.90     2,992     1.15%        5.18%     2.77%
   2003...........................................   273,089    17.42     4,757     1.15%        4.28%     5.17%
   2002...........................................   384,816    16.56     6,373     1.15%        4.75%     9.21%
   2001...........................................   395,265    15.17     5,996     1.15%        3.05%     6.28%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    35,517     9.24       328     1.15%        0.00%    12.91%
   2003...........................................    43,987     8.18       360     1.15%        0.00%    24.74%
   2002...........................................    89,338     6.56       586     1.15%        0.00%   (30.36)%
   2001...........................................   200,905     9.42     1,893     1.15%        0.00%   (17.88)%
 Global Technology Portfolio -- Service Shares
   2004...........................................   405,198     3.55     1,438     1.15%        0.00%    (0.59)%
   2003...........................................   410,355     3.57     1,465     1.15%        0.00%    44.79%
   2002...........................................   131,809     2.47       326     1.15%        0.00%   (41.61)%
   2001...........................................   150,593     4.22       636     1.15%        0.00%   (38.17)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type I:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                             --------- ---------- ------- ------------- ---------- ------
 Growth Portfolio -- Institutional Shares
   2004............................................ 1,056,769   $22.45   $23,724     1.15%        0.13%     3.31%
   2003............................................ 1,298,348    21.73    28,213     1.15%        0.08%    30.22%
   2002............................................ 1,625,231    16.69    27,125     1.15%        0.00%   (27.36)%
   2001............................................ 2,307,263    22.97    52,998     1.15%        0.02%   (25.75)%
 International Growth Portfolio -- Institutional
   Shares
   2004............................................   243,886    20.79     5,070     1.15%        0.89%    17.58%
   2003............................................   308,435    17.68     5,453     1.15%        1.21%    33.37%
   2002............................................   455,711    13.26     6,043     1.15%        0.83%   (26.44)%
   2001............................................   594,436    18.02    10,712     1.15%        0.34%   (24.27)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004............................................   443,430    27.44    12,167     1.15%        0.00%    19.36%
   2003............................................   552,573    22.99    12,703     1.15%        0.00%    33.55%
   2002............................................   675,661    17.21    11,628     1.15%        0.00%   (28.77)%
   2001............................................ 1,019,009    24.16    24,619     1.15%        0.00%   (40.27)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004............................................   960,865    28.59    27,472     1.15%        0.95%     3.57%
   2003............................................ 1,222,607    27.61    33,750     1.15%        1.08%    22.57%
   2002............................................ 1,716,405    22.52    38,653     1.15%        0.82%   (26.36)%
   2001............................................ 2,399,672    30.58    73,382     1.15%        0.22%   (23.49)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................    21,713    13.40       291     1.15%        0.00%     4.98%
   2003............................................    21,213    12.76       271     1.15%        0.00%    27.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004............................................   579,960    46.04    26,700     1.15%        0.00%    18.40%
   2003............................................   667,430    38.88    25,952     1.15%        0.00%    24.15%
   2002............................................   785,562    31.32    24,604     1.15%        0.73%   (28.62)%
   2001............................................ 1,046,981    43.88    45,942     1.15%        0.99%   (32.20)%
 Oppenheimer Balanced Fund/VA
   2004............................................   393,442    38.98    15,336     1.15%        1.03%     8.83%
   2003............................................   443,367    35.82    15,879     1.15%        3.04%    23.52%
   2002............................................   501,118    29.00    14,532     1.15%        3.69%   (11.43)%
   2001............................................   609,630    32.74    19,959     1.15%        3.70%     0.83%
 Oppenheimer Bond Fund/VA
   2004............................................   254,234    28.52     7,250     1.15%        4.90%     4.28%
   2003............................................   353,164    27.35     9,658     1.15%        6.02%     5.55%
   2002............................................   459,577    25.91    11,908     1.15%        7.18%     7.83%
   2001............................................   522,745    24.03    12,562     1.15%        6.51%     6.33%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................   430,548    54.44    23,438     1.15%        0.33%     5.70%
   2003............................................   488,844    51.50    25,175     1.15%        0.39%    29.44%
   2002............................................   510,800    39.79    20,325     1.15%        0.66%   (27.70)%
   2001............................................   684,426    55.03    37,664     1.15%        0.65%   (13.76)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type I:                                             Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                           --------- ---------- -------- ------------- ---------- ------
 Oppenheimer High Income Fund/VA
   2004..........................................   357,249   $39.10   $ 13,968     1.15%        6.77%     7.71%
   2003..........................................   464,434    36.30     16,859     1.15%        7.07%    22.53%
   2002..........................................   528,223    29.63     15,651     1.15%       11.01%    (3.52)%
   2001..........................................   682,884    30.71     20,971     1.15%       10.37%     0.59%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004..........................................    72,708     9.76        709     1.15%        0.00%     5.38%
   2003..........................................   104,805     9.26        970     1.15%        0.00%    24.26%
   2002..........................................   152,592     7.45      1,137     1.15%        0.00%   (31.23)%
   2001..........................................   274,022    10.83      2,968     1.15%        0.00%   (41.28)%
 PBHG Large Cap Growth Portfolio
   2004..........................................    87,458    16.66      1,457     1.15%        0.00%     7.69%
   2003..........................................   106,905    15.47      1,654     1.15%        0.00%    29.68%
   2002..........................................   132,559    11.93      1,581     1.15%        0.00%   (30.13)%
   2001..........................................   193,697    17.08      3,308     1.15%        0.00%   (29.25)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2004..........................................   116,402    10.49      1,221     1.15%        2.55%     3.68%
   2003..........................................    50,696    10.12        513     1.15%        2.87%     1.18%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2004..........................................   308,360    15.70      4,842     1.15%        1.41%     9.10%
   2003..........................................   343,987    14.39      4,951     1.15%        1.46%    30.81%
   2002..........................................   296,773    11.00      3,264     1.15%        1.07%   (23.93)%
   2001..........................................   304,116    14.47      4,401     1.15%        0.86%    (5.44)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004..........................................   216,517    14.46      3,131     1.15%        4.54%     5.42%
   2003..........................................   240,851    13.72      3,304     1.15%        5.07%    11.93%
   2002..........................................   189,374    12.26      2,322     1.15%        5.67%     7.59%
   2001..........................................    71,246    11.39        811     1.15%        5.33%     5.47%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004..........................................    30,695    12.61        387     1.15%        1.97%     7.48%
   2003..........................................    47,015    11.73        552     1.15%        1.61%    14.58%
   2002..........................................    42,782    10.24        438     1.15%        1.58%    (7.94)%
   2001..........................................    30,465    11.12        339     1.15%        2.73%    (2.14)%

Type II:
--------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O
   Shares
   2004.......................................... 4,077,378    17.19     70,099     1.40%        0.00%     4.02%
   2003.......................................... 5,247,344    16.53     86,728     1.40%        0.00%    33.27%
   2002.......................................... 6,300,041    12.40     78,121     1.40%        0.04%   (33.93)%
   2001.......................................... 9,078,703    18.77    170,407     1.40%        0.24%   (13.06)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004..........................................  4,648,749   $ 9.98   $ 46,373     1.40%        0.00%    14.94%
   2003..........................................  5,512,357     8.68     47,842     1.40%        0.00%    40.36%
   2002..........................................  5,837,332     6.18     36,075     1.40%        0.00%   (27.26)%
   2001..........................................  7,002,914     8.50     59,525     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products Series
  Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio
   -- Class B
   2004..........................................    896,018    13.49     12,090     1.40%        0.74%     9.66%
   2003..........................................    848,567    12.30     10,441     1.40%        0.82%    23.04%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004..........................................  2,339,886    17.98     42,060     1.40%        1.46%     8.24%
   2003..........................................  2,902,267    16.61     48,197     1.40%        1.57%    25.91%
   2002..........................................  3,514,911    13.19     46,362     1.40%        1.18%   (21.33)%
   2001..........................................  4,307,323    16.77     72,234     1.40%        1.38%    (5.56)%
 Federated Capital Income Fund II
   2004..........................................  1,163,852    13.94     16,220     1.40%        4.55%     8.38%
   2003..........................................  1,409,390    12.86     18,123     1.40%        6.47%    18.99%
   2002..........................................  1,835,551    10.81     19,842     1.40%        5.74%   (25.01)%
   2001..........................................  2,347,057    14.41     33,821     1.40%        3.40%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004..........................................  2,097,504    18.03     37,818     1.40%        7.21%     8.91%
   2003..........................................  2,601,893    16.55     43,074     1.40%        7.23%    20.51%
   2002..........................................  2,789,740    13.74     38,331     1.40%       11.14%    (0.03)%
   2001..........................................  2,986,440    13.74     41,034     1.40%        9.59%    (0.04)%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004..........................................  1,411,464    29.12     41,097     1.40%        2.86%     3.99%
   2003..........................................  1,776,001    28.00     49,727     1.40%        3.73%    16.33%
   2002..........................................  2,151,180    24.07     51,779     1.40%        4.25%   (10.00)%
   2001..........................................  2,740,751    26.75     73,315     1.40%        4.48%    (5.44)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004..........................................  6,629,897    32.77    217,263     1.40%        0.34%    13.86%
   2003..........................................  7,362,788    28.78    211,912     1.40%        0.48%    26.67%
   2002..........................................  8,573,160    22.72    194,782     1.40%        0.88%   (10.62)%
   2001.......................................... 10,463,953    25.42    265,994     1.40%        0.85%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2004..........................................  5,114,293    48.79    249,514     1.40%        1.62%     9.97%
   2003..........................................  6,335,077    44.37    281,060     1.40%        1.87%    28.51%
   2002..........................................  7,512,400    34.52    259,328     1.40%        1.83%   (18.11)%
   2001..........................................  9,234,283    42.16    389,317     1.40%        1.71%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2004..........................................  3,629,327    15.22     55,238     1.40%        0.91%     4.31%
   2003..........................................  4,271,595    14.59     62,324     1.40%        1.19%    22.05%
   2002..........................................  4,584,591    11.95     54,786     1.40%        1.44%   (17.78)%
   2001..........................................  5,388,110    14.54     78,343     1.40%        1.34%   (10.03)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type II:                                               Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                             --------- ---------- -------- ------------- ---------- ------
 VIP Growth Opportunities Portfolio -- Initial Class
   2004............................................. 1,746,541   $11.16   $ 19,493     1.40%        0.57%     5.69%
   2003............................................. 2,224,127    10.56     23,487     1.40%        0.83%    28.06%
   2002............................................. 2,675,446     8.25     22,072     1.40%        1.17%   (22.94)%
   2001............................................. 3,701,867    10.70     39,610     1.40%        0.43%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2004............................................. 2,389,719    47.00    112,319     1.40%        0.28%     1.93%
   2003............................................. 2,970,668    46.11    136,982     1.40%        0.28%    30.99%
   2002............................................. 3,487,079    35.20    122,745     1.40%        0.28%   (31.08)%
   2001............................................. 4,744,104    51.08    242,329     1.40%        0.08%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................. 1,271,445    17.13     21,777     1.40%        0.00%    22.91%
   2003.............................................   623,817    13.94      8,693     1.40%        0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2004............................................. 1,512,742    24.92     37,702     1.40%        1.12%    12.04%
   2003............................................. 1,385,197    22.24     30,812     1.40%        0.77%    41.37%
   2002.............................................   959,274    15.73     15,089     1.40%        0.78%   (21.40)%
   2001............................................. 1,347,035    20.02     29,968     1.40%        5.29%   (22.28)%
Franklin Templeton Variable Insurance Products
  Trust
 Templeton Foreign Securities Fund -- Class I
   Shares
   2004.............................................     2,616    10.23         27     1.40%        0.00%     2.26%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.............................................   531,510    13.55      7,201     1.40%        5.19%     7.92%
   2003.............................................   653,367    12.55      8,202     1.40%        4.93%    10.13%
   2002.............................................   853,992    11.40      9,736     1.40%        0.88%    15.00%
   2001.............................................   300,934     9.91      2,982     1.40%        0.00%    (3.06)%
 Income Fund
   2004............................................. 3,278,049    13.52     44,314     1.40%        4.53%     1.97%
   2003............................................. 4,841,528    13.26     64,185     1.40%        3.51%     2.15%
   2002............................................. 7,151,518    12.98     92,827     1.40%        3.97%     8.35%
   2001............................................. 4,478,530    11.98     53,653     1.40%        5.69%     5.92%
 International Equity Fund
   2004............................................. 1,068,844    14.57     15,578     1.40%        1.31%    14.23%
   2003.............................................   966,614    12.76     12,333     1.40%        1.83%    35.98%
   2002.............................................   851,108     9.38      7,983     1.40%        0.95%   (24.90)%
   2001.............................................   919,209    12.49     11,481     1.40%        1.49%   (21.97)%
 Mid-Cap Equity Fund
   2004............................................. 2,940,796    21.51     63,257     1.40%        1.04%    14.40%
   2003............................................. 3,645,855    18.80     68,553     1.40%        1.42%    31.08%
   2002............................................. 4,093,825    14.34     58,705     1.40%        0.84%   (14.97)%
   2001............................................. 4,353,777    16.87     73,448     1.40%        0.92%    (1.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       Net Assets      Expenses as a Investment
                                                   ------------------- % of Average    Income    Total
Type II:                                  Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                ---------- ---------- -------- ------------- ---------- ------
 Money Market Fund
   2004................................  4,901,894   $16.47   $ 80,741     1.40%        0.96%    (0.46)%
   2003................................  7,774,666    16.55    128,654     1.40%        0.82%    (0.63)%
   2002................................ 15,816,266    16.65    263,341     1.40%        1.49%     0.06%
   2001................................ 17,320,111    16.64    288,207     1.40%        3.77%     2.51%
 Premier Growth Equity Fund
   2004................................  2,509,730    10.27     25,780     1.40%        0.61%     5.53%
   2003................................  2,935,628     9.73     28,574     1.40%        0.21%    27.11%
   2002................................  2,588,994     7.66     19,832     1.40%        0.05%   (22.12)%
   2001................................  2,201,591     9.83     21,642     1.40%        0.11%   (10.42)%
 Real Estate Securities Fund
   2004................................  1,626,500    36.30     59,047     1.40%        6.13%    30.51%
   2003................................  1,816,995    27.82     50,540     1.40%        3.71%    35.46%
   2002................................  1,999,763    20.53     41,055     1.40%        4.04%    (2.73)%
   2001................................  2,007,545    21.11     42,379     1.40%        5.55%    10.27%
 S&P 500(R) Index Fund
   2004................................  4,820,677    47.38    228,425     1.40%        1.59%     8.91%
   2003................................  6,001,268    43.51    261,094     1.40%        1.39%    26.48%
   2002................................  6,766,704    34.40    232,775     1.40%        1.19%   (23.45)%
   2001................................  8,557,014    44.94    384,552     1.40%        0.99%   (13.50)%
 Small-Cap Value Equity Fund
   2004................................    601,172    14.57      8,759     1.40%        6.53%    13.53%
   2003................................    250,698    12.83      3,217     1.40%        0.08%    28.33%
 Total Return Fund
   2004................................  1,628,394    40.85     66,526     1.40%        1.85%     6.67%
   2003................................  1,851,000    38.30     70,891     1.40%        1.69%    18.63%
   2002................................  1,912,451    32.28     61,734     1.40%        2.28%   (10.58)%
   2001................................  2,104,312    36.10     75,966     1.40%        2.57%    (4.26)%
 U.S. Equity Fund
   2004................................  2,182,416    11.47     25,043     1.40%        1.30%     6.65%
   2003................................  2,790,129    10.76     30,020     1.40%        1.00%    21.55%
   2002................................  2,883,878     8.85     25,522     1.40%        0.92%   (20.39)%
   2001................................  3,262,755    11.12     36,282     1.40%        0.78%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................  1,871,277     9.70     18,151     1.40%        1.89%    17.13%
   2003................................  1,361,960     8.28     11,279     1.40%        1.40%    22.62%
   2002................................  1,312,915     6.75      8,862     1.40%        1.63%   (12.58)%
   2001................................  1,149,638     7.73      8,887     1.40%        0.50%   (10.61)%
 Goldman Sachs Mid Cap Value Fund
   2004................................  5,168,954    17.62     91,055     1.40%        4.68%    24.12%
   2003................................  5,480,927    14.19     77,788     1.40%        0.87%    26.60%
   2002................................  6,570,451    11.21     73,655     1.40%        0.98%    (6.03)%
   2001................................  5,607,364    11.93     66,896     1.40%        1.14%    10.48%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type II:                                             Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                           ---------- ---------- -------- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................  8,481,388   $24.37   $206,729     1.40%        2.11%     7.01%
   2003........................................... 10,944,920    22.78    249,310     1.40%        2.14%    12.46%
   2002........................................... 13,294,385    20.26    269,344     1.40%        2.34%    (7.75)%
   2001........................................... 15,654,099    21.96    343,764     1.40%        1.28%    (6.01)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................  3,136,030    23.06     72,320     1.40%        0.24%    16.57%
   2003...........................................  4,023,535    19.78     79,595     1.40%        0.47%    18.85%
   2002...........................................  5,208,969    16.64     86,677     1.40%        0.54%   (16.85)%
   2001...........................................  7,276,570    20.02    145,677     1.40%        0.39%   (22.78)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................  1,965,559    17.49     34,375     1.40%        5.18%     2.51%
   2003...........................................  2,837,246    17.06     48,405     1.40%        4.28%     4.91%
   2002...........................................  3,912,422    16.26     63,616     1.40%        4.75%     8.93%
   2001...........................................  3,772,527    14.93     56,324     1.40%        3.05%     6.22%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    445,536     9.13      4,068     1.40%        0.00%    12.62%
   2003...........................................    536,136     8.11      4,346     1.40%        0.00%    24.43%
   2002...........................................    628,264     6.52      4,096     1.40%        0.00%   (30.54)%
   2001...........................................  1,018,589     9.38      9,554     1.40%        0.00%   (17.93)%
 Global Technology Portfolio -- Service Shares
   2004...........................................  1,303,658     3.51      4,573     1.40%        0.00%    (0.84)%
   2003...........................................  1,576,779     3.54      5,579     1.40%        0.00%    44.43%
   2002...........................................  1,165,738     2.45      2,856     1.40%        0.00%   (41.76)%
   2001...........................................  1,801,374     4.21      7,584     1.40%        0.00%   (38.20)%
 Growth Portfolio -- Institutional Shares
   2004...........................................  4,951,651    21.82    108,051     1.40%        0.13%     3.05%
   2003...........................................  6,553,434    21.17    138,768     1.40%        0.08%    29.89%
   2002...........................................  8,452,760    16.30    137,780     1.40%        0.00%   (27.54)%
   2001........................................... 12,018,045    22.50    270,406     1.40%        0.02%   (25.79)%
 International Growth Portfolio -- Institutional
   Shares
   2004...........................................  2,795,600    20.34     56,861     1.40%        0.89%    17.28%
   2003...........................................  3,406,891    17.34     59,083     1.40%        1.21%    33.03%
   2002...........................................  4,341,645    13.04     56,615     1.40%        0.83%   (26.63)%
   2001...........................................  5,720,325    17.77    101,650     1.40%        0.34%   (24.32)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004...........................................  2,713,546    26.67     72,371     1.40%        0.00%    19.06%
   2003...........................................  3,365,664    22.40     75,396     1.40%        0.00%    33.22%
   2002...........................................  4,077,179    16.82     68,578     1.40%        0.00%   (28.94)%
   2001...........................................  5,965,824    23.67    141,211     1.40%        0.00%   (40.30)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                             Net Assets      Expenses as a Investment
                                                         ------------------- % of Average    Income    Total
Type II:                                        Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                      ---------- ---------- -------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Institutional
   Shares
   2004......................................  5,166,794   $27.79   $143,588     1.40%        0.95%     3.31%
   2003......................................  6,888,250    26.90    185,294     1.40%        1.08%    22.26%
   2002......................................  9,455,301    22.00    208,017     1.40%        0.82%   (26.54)%
   2001...................................... 13,140,429    29.95    393,556     1.40%        0.22%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004......................................    269,724    13.34      3,598     1.40%        0.00%     4.72%
   2003......................................    290,058    12.74      3,695     1.40%        0.00%    27.40%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004......................................  1,226,508    44.15     54,149     1.40%        0.00%    18.10%
   2003......................................  1,615,590    37.38     60,396     1.40%        0.00%    23.84%
   2002......................................  2,011,156    30.19     60,717     1.40%        0.73%   (28.80)%
   2001......................................  2,697,267    42.40    114,364     1.40%        0.99%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2004......................................  1,138,852    37.38     42,570     1.40%        1.03%     8.56%
   2003......................................  1,239,242    34.43     42,671     1.40%        3.04%    23.21%
   2002......................................  1,361,408    27.95     38,051     1.40%        3.69%   (11.65)%
   2001......................................  1,710,953    31.63     54,117     1.40%        3.70%     0.78%
 Oppenheimer Bond Fund/VA
   2004......................................  1,877,214    27.35     51,339     1.40%        4.90%     4.01%
   2003......................................  2,467,307    26.29     64,873     1.40%        6.02%     5.29%
   2002......................................  3,279,704    24.97     81,894     1.40%        7.18%     7.55%
   2001......................................  3,460,570    23.22     80,354     1.40%        6.51%     6.27%
 Oppenheimer Capital Appreciation Fund/VA
   2004......................................  1,901,125    52.20     99,248     1.40%        0.33%     5.44%
   2003......................................  2,339,204    49.51    115,820     1.40%        0.39%    29.11%
   2002......................................  2,749,974    38.35    105,462     1.40%        0.66%   (27.88)%
   2001......................................  3,602,443    53.17    191,542     1.40%        0.65%   (13.81)%
 Oppenheimer High Income Fund/VA
   2004......................................  1,466,579    37.50     54,992     1.40%        6.77%     7.44%
   2003......................................  1,943,412    34.90     67,825     1.40%        7.07%    22.23%
   2002......................................  2,202,687    28.55     62,887     1.40%       11.01%    (3.76)%
   2001......................................  2,829,310    29.67     83,946     1.40%       10.37%     0.54%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004......................................  1,077,298     9.57     10,309     1.40%        0.00%     5.12%
   2003......................................  1,479,937     9.10     13,472     1.40%        0.00%    23.95%
   2002......................................  1,862,990     7.34     13,674     1.40%        0.00%   (31.40)%
   2001......................................  2,517,899    10.71     26,967     1.40%        0.00%   (41.31)%
 PBHG Large Cap Growth Portfolio
   2004......................................    951,432    16.35     15,551     1.40%        0.00%     7.42%
   2003......................................  1,208,695    15.22     18,392     1.40%        0.00%    29.36%
   2002......................................  1,537,642    11.76     18,083     1.40%        0.00%   (30.31)%
   2001......................................  2,370,270    16.88     40,010     1.40%        0.00%   (29.29)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type II:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2004.......................................... 1,668,114   $10.45   $17,426     1.40%        2.55%     3.42%
   2003.......................................... 1,121,098    10.10    11,324     1.40%        2.87%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2004.......................................... 1,309,764    15.46    20,250     1.40%        1.41%     8.83%
   2003.......................................... 1,458,598    14.21    20,721     1.40%        1.46%    30.48%
   2002.......................................... 1,659,852    10.89    18,076     1.40%        1.07%   (24.13)%
   2001.......................................... 1,905,832    14.35    27,349     1.40%        0.86%    (5.50)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004.......................................... 1,499,650    14.24    21,352     1.40%        4.54%     5.15%
   2003.......................................... 1,751,506    13.54    23,716     1.40%        5.07%    11.65%
   2002.......................................... 1,801,349    12.13    21,850     1.40%        5.67%     7.32%
   2001.......................................... 1,168,074    11.30    13,199     1.40%        5.33%     5.42%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004..........................................   576,883    12.41     7,162     1.40%        1.97%     7.21%
   2003..........................................   709,502    11.58     8,215     1.40%        1.61%    14.30%
   2002..........................................   751,396    10.13     7,612     1.40%        1.58%    (8.17)%
   2001..........................................   598,880    11.03     6,606     1.40%        2.73%    (2.19)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004..........................................   413,942    14.08     5,827     1.55%        0.00%     9.12%
   2003..........................................   218,124    12.90     2,814     1.55%        0.00%    28.99%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004..........................................   843,407     7.54     6,362     1.55%        0.00%     4.98%
   2003..........................................   819,887     7.19     5,891     1.55%        0.00%    27.52%
   2002..........................................   912,403     5.63     5,137     1.55%        0.00%   (25.53)%
   2001..........................................   711,998     7.57     5,390     1.55%        0.00%   (24.48)%
 AIM V.I. Growth Fund -- Series I shares
   2004..........................................   411,240     6.15     2,530     1.55%        0.00%     6.55%
   2003..........................................   428,522     5.77     2,474     1.55%        0.00%    29.21%
   2002..........................................   432,922     4.47     1,935     1.55%        0.00%   (32.04)%
   2001..........................................   256,780     6.58     1,690     1.55%        0.38%   (34.92)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004..........................................     5,333    10.63        57     1.55%        0.62%     6.28%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type III:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................... 1,405,859   $ 7.66   $10,775     1.55%        0.44%     4.14%
   2003............................................... 1,650,553     7.36    12,148     1.55%        0.31%    23.15%
   2002............................................... 1,672,332     5.98    10,001     1.55%        0.37%   (31.34)%
   2001............................................... 1,239,767     8.70    10,786     1.55%        0.26%   (13.92)%
The Alger American Growth Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004............................................... 5,543,996     8.30    46,043     1.55%        0.00%     3.87%
   2003............................................... 6,573,979     8.00    52,565     1.55%        0.00%    33.07%
   2002............................................... 6,996,520     6.01    42,049     1.55%        0.04%   (34.03)%
   2001............................................... 9,699,706     9.11    88,364     1.55%        0.24%   (13.19)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 3,211,048     8.21    26,374     1.55%        0.00%    14.77%
   2003............................................... 3,662,079     7.16    26,208     1.55%        0.00%    40.14%
   2002............................................... 3,005,645     5.11    15,359     1.55%        0.00%   (27.37)%
   2001............................................... 3,603,281     7.03    25,331     1.55%        0.05%   (30.61)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 5,035,144    11.46    57,710     1.55%        0.74%     9.50%
   2003............................................... 4,535,288    10.47    47,470     1.55%        0.82%    30.14%
   2002............................................... 2,996,376     8.04    24,091     1.55%        0.55%   (23.47)%
   2001............................................... 2,101,249    10.51    22,084     1.55%        0.42%    (1.41)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    18,750    10.54       198     1.55%        0.00%     5.39%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004............................................... 1,576,586     7.09    11,179     1.55%        0.00%     6.67%
   2003............................................... 1,395,367     6.65     9,275     1.55%        0.00%    21.46%
   2002............................................... 1,384,298     5.47     7,572     1.55%        0.00%   (31.91)%
   2001...............................................   970,931     8.04     7,806     1.55%        0.00%   (18.69)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................   242,167     9.97     2,413     1.55%        0.00%    12.62%
   2003...............................................   221,495     8.85     1,960     1.55%        0.00%    46.38%
   2002...............................................   188,770     6.05     1,142     1.55%        0.00%   (33.12)%
   2001...............................................   158,564     9.04     1,433     1.55%        0.00%   (14.22)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................    83,620    13.63     1,140     1.55%        0.00%     3.46%
   2003...............................................    57,664    13.17       760     1.55%        0.00%    31.74%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...............................................    63,423     6.85       435     1.55%        0.39%     4.57%
   2003...............................................    68,554     6.55       449     1.55%        0.11%    24.06%
   2002...............................................    80,469     5.28       425     1.55%        0.24%   (30.05)%
   2001...............................................    51,180     7.55       386     1.55%        0.08%   (23.78)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................   860,149   $10.26   $ 8,823     1.55%        2.99%     1.24%
   2003............................................   334,399    10.13     3,388     1.55%        2.23%     1.32%
 VT Worldwide Health Sciences Fund
   2004............................................   264,611    12.45     3,293     1.55%        0.00%     4.60%
   2003............................................   170,772    11.90     2,032     1.55%        0.00%    18.98%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004............................................     5,174    10.62        55     1.55%        0.00%     6.22%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................ 1,658,578    10.65    17,659     1.55%        1.46%     8.08%
   2003............................................ 1,803,370     9.85    17,765     1.55%        1.57%    25.72%
   2002............................................ 1,980,630     7.84    15,528     1.55%        1.18%   (21.45)%
   2001............................................ 2,224,709     9.98    22,203     1.55%        1.38%    (5.70)%
 Federated Capital Income Fund II
   2004............................................   731,805     7.65     5,598     1.55%        4.55%     8.22%
   2003............................................   828,070     7.07     5,853     1.55%        6.47%    18.81%
   2002............................................   812,332     5.95     4,833     1.55%        5.74%   (25.13)%
   2001............................................   988,491     7.95     7,859     1.55%        3.40%   (15.06)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004............................................ 2,126,172    11.55    24,565     1.55%        7.21%     8.75%
   2003............................................ 2,387,220    10.62    25,361     1.55%        7.23%    20.33%
   2002............................................ 1,727,743     8.83    15,256     1.55%       11.14%    (0.18)%
   2001............................................ 1,497,811     8.85    13,256     1.55%        9.59%    (0.20)%
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................ 1,199,926    12.93    15,517     1.55%        6.83%     8.46%
   2003............................................ 1,293,271    11.92    15,421     1.55%        6.21%    19.91%
   2002............................................   774,123     9.94     7,695     1.55%        8.49%    (0.33)%
   2001............................................   309,175     9.96     3,079     1.55%        4.03%    (0.20)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   374,357    15.00     5,614     1.55%        0.00%    12.71%
   2003............................................   249,724    13.30     3,322     1.55%        0.00%    33.04%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................ 1,494,437    10.46    15,629     1.55%        2.86%     3.84%
   2003............................................ 1,637,889    10.07    16,497     1.55%        3.73%    16.15%
   2002............................................ 1,627,929     8.67    14,114     1.55%        4.25%   (10.14)%
   2001............................................ 1,657,965     9.65    15,999     1.55%        4.48%    (5.58)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    37,240    10.36       386     1.55%        0.00%     3.56%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                               Net Assets      Expenses as a Investment
                                                           ------------------- % of Average    Income    Total
Type III:                                         Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                       ---------- ---------- -------- ------------- ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2004........................................  9,382,198   $11.98   $112,398     1.55%        0.34%    13.69%
   2003........................................  8,827,250    10.54     93,015     1.55%        0.48%    26.48%
   2002........................................  8,850,693     8.33     73,726     1.55%        0.88%   (10.75)%
   2001........................................  9,684,799     9.33     90,359     1.55%        0.85%   (13.61)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004........................................  3,257,688    11.30     36,815     1.55%        0.19%    13.38%
   2003........................................  2,535,093     9.97     25,268     1.55%        0.25%    26.21%
   2002........................................  1,678,407     7.90     13,259     1.55%        0.58%   (11.00)%
   2001........................................  1,052,251     8.87      9,333     1.55%        0.25%   (13.83)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004........................................     12,019    11.80        142     1.55%        0.00%    (0.28)%
   2003........................................      5,629    11.84         67     1.55%        0.00%    18.35%
 VIP Equity-Income Portfolio -- Initial Class
   2004........................................  7,654,366    12.25     93,795     1.55%        1.62%     9.81%
   2003........................................  7,278,060    11.16     81,220     1.55%        1.87%    28.32%
   2002........................................  7,065,062     8.70     61,466     1.55%        1.75%   (18.23)%
   2001........................................  6,973,887    10.64     74,202     1.55%        1.71%    (6.43)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004........................................  3,674,799    11.20     41,170     1.55%        1.35%     9.51%
   2003........................................  3,196,181    10.23     32,698     1.55%        1.40%    28.02%
   2002........................................  2,476,360     7.99     19,786     1.55%        1.20%   (18.43)%
   2001........................................  1,400,128     9.80     13,721     1.55%        0.26%    (6.70)%
 VIP Growth & Income Portfolio -- Initial Class
   2004........................................  3,584,546     9.50     34,041     1.55%        0.91%     4.16%
   2003........................................  3,790,517     9.12     34,560     1.55%        1.19%    21.86%
   2002........................................  3,699,391     7.48     27,671     1.55%        1.44%   (17.90)%
   2001........................................  4,216,916     9.11     38,416     1.55%        1.34%   (10.17)%
 VIP Growth & Income Portfolio -- Service
   Class 2
   2004........................................  1,094,356     9.28     10,158     1.55%        0.74%     3.89%
   2003........................................  1,025,539     8.93      9,162     1.55%        0.90%    21.54%
   2002........................................    725,106     7.35      5,330     1.55%        1.15%   (18.13)%
   2001........................................    500,280     8.98      4,493     1.55%        0.45%   (10.42)%
 VIP Growth Opportunities Portfolio -- Initial
   Class
   2004........................................  1,207,035     7.39      8,923     1.55%        0.57%     5.53%
   2003........................................  1,415,124     7.01      9,913     1.55%        0.83%    27.87%
   2002........................................  1,667,785     5.48      9,139     1.55%        1.17%   (23.06)%
   2001........................................  2,034,188     7.12     14,483     1.55%        0.43%   (15.75)%
 VIP Growth Portfolio -- Initial Class
   2004........................................  7,449,175     8.28     61,710     1.55%        0.28%     1.78%
   2003........................................  8,825,108     8.14     71,830     1.55%        0.28%    30.80%
   2002........................................  8,672,752     6.22     53,945     1.55%        0.28%   (31.19)%
   2001........................................ 12,207,225     9.04    110,353     1.55%        0.08%   (18.93)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004...........................................  1,967,649   $ 7.25   $ 14,261     1.55%        0.13%     1.53%
   2003...........................................  1,947,234     7.14     13,901     1.55%        0.10%    30.49%
   2002...........................................  1,648,860     5.47      9,019     1.55%        0.12%   (31.38)%
   2001...........................................  1,258,983     7.97     10,034     1.55%        0.02%   (19.15)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...........................................  3,369,576    15.19     51,177     1.55%        0.00%    22.73%
   2003...........................................  2,639,981    12.38     32,671     1.55%        0.21%    36.11%
   2002...........................................  1,420,253     9.09     12,910     1.55%        0.67%   (11.42)%
   2001...........................................    923,291    10.26      9,473     1.55%        0.00%    (5.02)%
 VIP Overseas Portfolio -- Initial Class
   2004...........................................  2,120,227    10.57     22,418     1.55%        1.12%    11.88%
   2003...........................................  1,598,467     9.45     15,107     1.55%        0.77%    41.15%
   2002...........................................    945,528     6.70      6,335     1.55%        0.78%   (21.51)%
   2001...........................................  1,013,208     8.53      8,643     1.55%        5.29%   (22.40)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...........................................     17,160    11.27        193     1.55%        0.00%    12.67%
Franklin Templeton Variable Insurance Products
  Trust
 Templeton Foreign Securities Fund -- Class I
   Shares
   2004...........................................     13,015    10.23        133     1.55%        0.00%     2.25%
GE Investments Funds, Inc.:
 Income Fund
   2004...........................................  3,329,493    12.58     41,881     1.55%        4.53%     1.82%
   2003...........................................  4,344,698    12.35     53,674     1.55%        3.51%     2.00%
   2002...........................................  5,417,568    12.11     65,607     1.55%        3.97%     8.19%
   2001...........................................  2,019,964    11.20     22,624     1.55%        5.69%     5.76%
 International Equity Fund
   2004...........................................  1,083,456     9.61     10,411     1.55%        1.31%    14.06%
   2003...........................................    859,060     8.42      7,237     1.55%        1.83%    35.78%
   2002...........................................    833,396     6.20      5,167     1.55%        0.95%   (25.01)%
   2001...........................................    707,187     8.27      5,848     1.55%        1.49%   (22.09)%
 Mid-Cap Equity Fund
   2004...........................................  5,232,547    14.93     78,147     1.55%        1.04%    14.23%
   2003...........................................  5,619,701    13.07     73,475     1.55%        1.42%    30.88%
   2002...........................................  5,163,925     9.99     51,588     1.55%        0.84%   (15.10)%
   2001...........................................  4,911,126    11.77     57,804     1.55%        0.92%    (1.24)%
 Money Market Fund
   2004...........................................  8,174,098    10.88     88,943     1.55%        0.96%    (0.61)%
   2003........................................... 11,477,000    10.95    125,646     1.55%        0.82%    (0.78)%
   2002........................................... 20,588,287    11.03    227,089     1.55%        1.49%    (0.10)%
   2001........................................... 22,228,201    11.04    245,399     1.55%        3.77%     2.35%
 Premier Growth Equity Fund
   2004...........................................  4,636,865    10.19     47,228     1.55%        0.61%     5.38%
   2003...........................................  5,595,417     9.67     54,083     1.55%        0.21%    26.92%
   2002...........................................  4,161,689     7.62     31,712     1.55%        0.05%   (22.24)%
   2001...........................................  4,926,747     9.79     48,233     1.55%        0.11%   (10.55)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                            Net Assets      Expenses as a Investment
                                                        ------------------- % of Average    Income    Total
Type III:                                      Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                    ---------- ---------- -------- ------------- ---------- ------
 Real Estate Securities Fund
   2004.....................................  1,826,831   $24.53   $ 44,816     1.55%        6.13%    30.32%
   2003.....................................  1,482,565    18.82     27,908     1.55%        3.71%    35.25%
   2002.....................................  1,496,540    13.92     20,832     1.55%        4.04%    (2.87)%
   2001.....................................  1,162,740    14.33     16,662     1.55%        5.55%    10.10%
 S&P 500(R) Index Fund
   2004..................................... 16,938,748     9.37    158,676     1.55%        1.59%     8.75%
   2003..................................... 17,702,513     8.61    152,484     1.55%        1.39%    26.29%
   2002..................................... 15,768,039     6.82    107,538     1.55%        1.19%   (23.57)%
   2001..................................... 17,208,862     8.92    153,503     1.55%        0.99%   (13.63)%
 Small-Cap Value Equity Fund
   2004.....................................  2,488,615    14.17     35,266     1.55%        6.53%    13.37%
   2003.....................................  1,737,620    12.50     21,720     1.55%        0.08%    22.20%
   2002.....................................  1,059,252    10.23     10,836     1.55%        0.31%   (15.19)%
   2001.....................................    764,830    12.06      9,224     1.55%        1.00%     8.26%
 Total Return Fund
   2004.....................................  5,968,539    12.17     72,667     1.55%        1.85%     6.51%
   2003.....................................  4,468,512    11.43     51,076     1.55%        1.69%    18.45%
   2002.....................................  2,969,218     9.65     28,653     1.55%        2.28%   (10.72)%
   2001.....................................  3,102,244    10.81     33,535     1.55%        2.57%    (4.40)%
 U.S. Equity Fund
   2004.....................................  3,554,203    10.47     37,221     1.55%        1.30%     6.49%
   2003.....................................  3,883,332     9.83     38,188     1.55%        1.00%    21.37%
   2002.....................................  3,959,667     8.10     32,073     1.55%        0.92%   (20.51)%
   2001.....................................  3,528,046    10.19     35,951     1.55%        0.78%    (9.90)%
 Value Equity Fund
   2004.....................................    907,459     9.81      8,906     1.55%        1.28%     7.88%
   2003.....................................    781,657     9.10      7,112     1.55%        1.55%    22.14%
   2002.....................................    662,957     7.45      4,939     1.55%        1.11%   (18.84)%
   2001.....................................    375,400     9.18      3,446     1.55%        1.35%   (10.17)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004.....................................  1,205,352    10.93     13,174     1.55%        1.89%    16.96%
   2003.....................................    981,533     9.34      9,172     1.55%        1.40%    22.44%
   2002.....................................    987,170     7.63      7,532     1.55%        1.63%   (12.71)%
   2001.....................................    831,759     8.74      7,270     1.55%        0.50%   (10.75)%
 Goldman Sachs Mid Cap Value Fund
   2004.....................................  3,766,527    20.96     78,958     1.55%        4.68%    23.94%
   2003.....................................  3,787,195    16.91     64,057     1.55%        0.87%    26.41%
   2002.....................................  4,634,645    13.38     62,012     1.55%        0.98%    (6.17)%
   2001.....................................  4,778,066    14.26     68,135     1.55%        1.14%    10.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2004.....................................     99,497    13.46      1,339     1.55%        0.00%     7.10%
   2003.....................................     43,030    12.57        541     1.55%        0.00%    25.66%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................  8,567,290   $11.91   $102,016     1.55%        2.11%     6.85%
   2003........................................... 10,392,686    11.14    115,820     1.55%        2.14%    12.29%
   2002........................................... 12,992,438     9.92    128,885     1.55%        2.34%    (7.89)%
   2001........................................... 14,470,083    10.78    155,987     1.55%        1.28%    (6.15)%
 Balanced Portfolio -- Service Shares
   2004...........................................  2,734,418    10.50     28,708     1.55%        2.25%     6.62%
   2003...........................................  2,863,634     9.85     28,198     1.55%        1.95%    11.96%
   2002...........................................  2,496,532     8.79     21,945     1.55%        2.24%    (8.12)%
   2001...........................................  1,718,954     9.57     16,450     1.55%        1.81%    (6.38)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................  6,116,868    10.73     65,661     1.55%        0.24%    16.40%
   2003...........................................  7,203,025     9.22     66,426     1.55%        0.47%    18.67%
   2002...........................................  8,929,956     7.77     69,386     1.55%        0.54%   (16.98)%
   2001........................................... 12,492,110     9.36    116,926     1.55%        0.39%   (22.89)%
 Capital Appreciation Portfolio -- Service Shares
   2004...........................................    760,869     8.87      6,746     1.55%        0.03%    16.14%
   2003...........................................    756,481     7.63      5,775     1.55%        0.24%    18.37%
   2002...........................................    733,417     6.45      4,731     1.55%        0.31%   (17.23)%
   2001...........................................    543,083     7.79      4,231     1.55%        0.31%   (23.05)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................  1,239,192    12.90     15,980     1.55%        5.18%     2.36%
   2003...........................................  1,676,494    12.60     21,122     1.55%        4.28%     4.75%
   2002...........................................  2,507,313    12.03     30,163     1.55%        4.75%     8.77%
   2001...........................................  2,013,676    11.06     22,271     1.55%        3.05%     6.06%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    670,130     9.07      6,076     1.55%        0.00%    12.46%
   2003...........................................    717,420     8.06      5,784     1.55%        0.00%    24.24%
   2002...........................................    830,680     6.49      5,391     1.55%        0.00%   (30.64)%
   2001...........................................  1,091,617     9.36     10,218     1.55%        0.00%   (18.05)%
 Global Technology Portfolio -- Service Shares
   2004...........................................  1,523,494     3.48      5,307     1.55%        0.00%    (0.99)%
   2003...........................................  2,684,043     3.52      9,444     1.55%        0.00%    44.21%
   2002...........................................  1,683,152     2.44      4,107     1.55%        0.00%   (41.85)%
   2001...........................................  2,037,391     4.20      8,557     1.55%        0.00%   (38.29)%
 Growth Portfolio -- Institutional Shares
   2004...........................................  7,309,435     8.10     59,223     1.55%        0.13%     2.90%
   2003...........................................  8,857,926     7.87     69,746     1.55%        0.08%    29.70%
   2002........................................... 11,016,827     6.07     66,872     1.55%        0.00%   (27.65)%
   2001........................................... 15,640,723     8.39    131,226     1.55%        0.02%   (25.91)%
 Growth Portfolio -- Service Shares
   2004...........................................    598,520     6.90      4,128     1.55%        0.00%     2.59%
   2003...........................................    708,457     6.72      4,763     1.55%        0.00%    29.46%
   2002...........................................    904,504     5.19      4,694     1.55%        0.00%   (27.86)%
   2001...........................................    839,635     7.20      6,045     1.55%        0.00%   (26.07)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 International Growth Portfolio -- Institutional
   Shares
   2004..........................................  2,467,668   $12.20   $ 30,101     1.55%        0.89%    17.11%
   2003..........................................  2,671,383    10.42     27,825     1.55%        1.21%    32.83%
   2002..........................................  3,184,335     7.84     24,965     1.55%        0.83%   (26.74)%
   2001..........................................  4,093,422    10.70     43,800     1.55%        0.34%   (24.43)%
 International Growth Portfolio -- Service Shares
   2004..........................................    632,531     8.53      5,392     1.55%        0.86%    16.85%
   2003..........................................    780,184     7.30      5,692     1.55%        1.16%    32.45%
   2002..........................................    569,029     5.51      3,135     1.55%        0.90%   (26.91)%
   2001..........................................    484,214     7.54      3,651     1.55%        0.35%   (24.62)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004..........................................  5,018,713     9.40     47,190     1.55%        0.00%    18.88%
   2003..........................................  5,921,992     7.91     46,839     1.55%        0.00%    33.01%
   2002..........................................  6,608,676     5.95     39,322     1.55%        0.00%   (29.05)%
   2001..........................................  9,149,067     8.38     76,669     1.55%        0.00%   (40.40)%
 Mid Cap Growth Portfolio -- Service Shares
   2004..........................................    657,483     6.55      4,305     1.55%        0.00%    18.61%
   2003..........................................    716,420     5.52      3,954     1.55%        0.00%    32.68%
   2002..........................................    659,720     4.16      2,744     1.55%        0.00%   (29.23)%
   2001..........................................    595,649     5.88      3,502     1.55%        0.00%   (40.53)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2004..........................................  5,510,687     8.95     49,301     1.55%        0.95%     3.16%
   2003..........................................  6,681,323     8.67     57,943     1.55%        1.08%    22.07%
   2002..........................................  8,491,439     7.10     60,289     1.55%        0.82%   (26.66)%
   2001.......................................... 11,168,696     9.69    108,225     1.55%        0.22%   (23.64)%
 Worldwide Growth Portfolio -- Service Shares
   2004..........................................    747,701     6.95      5,197     1.55%        0.87%     2.91%
   2003..........................................    898,747     6.75      6,070     1.55%        0.83%    21.77%
   2002..........................................    981,626     5.55      5,448     1.55%        0.61%   (26.86)%
   2001..........................................    793,669     7.58      6,016     1.55%        0.12%   (23.82)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004..........................................     19,230    10.87        209     1.55%        2.26%     8.71%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     14,204    10.86        154     1.55%        0.17%     8.57%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................     26,493    11.21        297     1.55%       19.09%    12.09%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004..........................................    893,355     6.79      6,065     1.55%        0.00%     7.30%
   2003..........................................    842,912     6.33      5,333     1.55%        0.00%    20.71%
   2002..........................................    700,945     5.24      3,673     1.55%        0.00%   (28.84)%
   2001..........................................    546,216     7.37      4,026     1.55%        0.05%   (26.00)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type III:                                          Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                        --------- ---------- ------- ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004.........................................   599,081   $ 8.52   $ 5,106     1.55%        0.44%     9.41%
   2003.........................................   635,728     7.79     4,952     1.55%        0.44%    19.95%
   2002.........................................   574,565     6.49     3,729     1.55%        0.44%   (22.37)%
   2001.........................................   414,666     8.37     3,471     1.55%        0.21%   (17.41)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004......................................... 1,391,242     9.13    12,708     1.55%        0.00%     4.57%
   2003......................................... 1,909,855     8.74    16,683     1.55%        0.00%    31.37%
   2002.........................................   695,512     6.65     4,625     1.55%        0.00%   (32.86)%
   2001.........................................   422,279     9.90     4,181     1.55%        0.00%    (6.73)%
 MFS(R) Utilities Series -- Service Class Shares
   2004.........................................   924,432    10.06     9,302     1.55%        1.26%    27.84%
   2003.........................................   786,019     7.87     6,187     1.55%        2.09%    33.48%
   2002.........................................   817,699     5.90     4,824     1.55%        2.45%   (24.09)%
   2001.........................................   527,906     7.77     4,102     1.55%        1.81%   (25.62)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.........................................   284,446    13.75     3,911     1.55%        0.00%    11.29%
   2003.........................................   180,228    12.35     2,227     1.55%        0.00%    23.54%
 Nations Marsico International Opportunities
   Portfolio
   2004.........................................   357,830    15.36     5,497     1.55%        0.53%    14.79%
   2003.........................................   115,502    13.38     1,546     1.55%        0.01%    33.82%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004......................................... 1,961,387    10.53    20,648     1.55%        0.00%    17.93%
   2003......................................... 2,256,796     8.93    20,147     1.55%        0.00%    23.65%
   2002......................................... 2,524,137     7.22    18,224     1.55%        0.73%   (28.91)%
   2001......................................... 3,160,573    10.16    32,111     1.55%        0.99%   (32.34)%
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004.........................................   143,942    14.10     2,030     1.55%        0.00%    17.58%
   2003.........................................    94,989    11.99     1,139     1.55%        0.00%    19.94%
 Oppenheimer Balanced Fund/VA
   2004......................................... 1,573,869    13.59    21,384     1.55%        1.03%     8.40%
   2003......................................... 1,392,720    12.53    17,456     1.55%        3.04%    23.03%
   2002......................................... 1,634,137    10.19    16,652     1.55%        3.69%   (11.79)%
   2001......................................... 1,253,764    11.55    14,481     1.55%        3.70%     0.63%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.........................................    91,270    10.94       999     1.55%        0.00%     9.42%
 Oppenheimer Bond Fund/VA
   2004......................................... 1,851,570    12.57    23,268     1.55%        4.90%     3.86%
   2003......................................... 2,355,271    12.10    28,497     1.55%        6.02%     5.13%
   2002......................................... 3,144,719    11.51    36,196     1.55%        7.18%     7.39%
   2001......................................... 2,996,459    10.72    32,122     1.55%        6.51%     6.11%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................. 3,991,038   $10.94   $43,645     1.55%        0.33%     5.28%
   2003............................................. 4,204,036    10.39    43,667     1.55%        0.39%    28.92%
   2002............................................. 4,572,961     8.06    36,858     1.55%        0.66%   (27.99)%
   2001............................................. 5,813,569    11.19    65,054     1.55%        0.65%   (13.94)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004.............................................   276,895    12.91     3,575     1.55%        0.20%     4.97%
   2003.............................................   144,909    12.30     1,783     1.55%        0.00%    23.01%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................. 2,029,458    11.58    23,509     1.55%        1.10%    17.04%
   2003............................................. 1,728,160     9.90    17,104     1.55%        0.56%    40.65%
   2002............................................. 1,234,629     7.04     8,692     1.55%        0.39%   (23.57)%
   2001.............................................   797,433     9.21     7,344     1.55%        0.19%   (13.54)%
 Oppenheimer High Income Fund/VA
   2004............................................. 1,586,049    12.08    19,167     1.55%        6.77%     7.28%
   2003............................................. 2,190,615    11.26    24,677     1.55%        7.07%    22.04%
   2002............................................. 2,032,332     9.23    18,758     1.55%       11.01%    (3.90)%
   2001............................................. 1,565,613     9.61    15,046     1.55%       10.37%     0.38%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................. 1,434,655     9.44    13,543     1.55%        0.69%     7.46%
   2003............................................. 1,400,956     8.78    12,307     1.55%        0.77%    24.48%
   2002............................................. 1,058,564     7.06     7,473     1.55%        0.57%   (20.29)%
   2001.............................................   684,833     8.85     6,061     1.55%        0.20%   (11.67)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   326,766    16.07     5,253     1.55%        0.00%    17.34%
   2003.............................................   175,323    13.70     2,402     1.55%        0.00%    37.00%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   279,948    12.11     3,391     1.55%        3.12%     3.93%
   2003.............................................   308,007    11.66     3,590     1.55%        2.67%     0.68%
   2002.............................................   267,370    11.58     3,096     1.55%        3.57%     6.52%
   2001.............................................   143,308    10.87     1,558     1.55%        4.24%     5.92%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 2,201,818    12.93    28,459     1.55%        6.62%     7.85%
   2003............................................. 2,029,710    11.98    24,325     1.55%        7.39%    20.95%
   2002............................................. 1,311,594     9.91    12,998     1.55%        8.21%    (2.72)%
   2001.............................................   561,545    10.19     5,722     1.55%        8.36%     0.76%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,545,499    13.57    20,970     1.55%        4.15%     5.90%
   2003............................................. 1,835,364    12.81    23,515     1.55%        3.05%     2.29%
   2002............................................. 1,989,035    12.53    24,923     1.55%        7.19%    15.76%
   2001.............................................   783,091    10.82     8,473     1.55%        4.95%     4.21%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 5,339,433   $12.48   $66,649     1.55%        2.55%     3.27%
   2003............................................. 5,014,594    12.09    60,615     1.55%        2.87%     3.41%
   2002............................................. 3,335,980    11.69    38,998     1.55%        4.44%     7.38%
   2001............................................. 1,441,065    10.89    15,693     1.55%        4.69%     6.69%
The Prudential Series Fund. Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................    46,732    14.00       654     1.55%        0.00%    13.59%
   2003.............................................    11,574    12.33       143     1.55%        0.00%    23.27%
 Jennison Portfolio -- Class II Shares
   2004.............................................    60,703     8.16       495     1.55%        0.06%     7.53%
   2003.............................................    38,702     7.59       294     1.55%        0.00%    27.60%
   2002.............................................     4,765     5.95        28     1.55%        0.00%   (32.23)%
   2001.............................................     4,587     8.78        40     1.55%        0.00%   (22.65)%
 SP William Blair International Growth Portfolio --
   Class II
   2004.............................................     1,996     8.84        18     1.55%        0.00%    14.33%
   2003.............................................     2,094     7.73        16     1.55%        0.00%    36.99%
   2002.............................................     2,205     5.64        12     1.55%        0.00%   (24.03)%
   2001.............................................     2,313     7.43        17     1.55%        0.00%   (38.62)%
 SP Prudential U.S. Emerging Growth Portfolio --
   Class II
   2004.............................................     9,731     9.78        95     1.55%        0.00%    19.14%
   2003.............................................     9,775     8.21        80     1.55%        0.00%    39.32%
   2002.............................................     9,695     5.89        57     1.55%        0.00%   (33.46)%
   2001.............................................     9,251     8.86        82     1.55%        0.00%    (9.67)%
Rydex Variable Trust:
 OTC Fund
   2004.............................................   966,564     5.18     5,004     1.55%        0.00%     7.66%
   2003.............................................   458,773     4.81     2,206     1.55%        0.00%    43.17%
   2002.............................................   374,080     3.36     1,257     1.55%        0.00%   (39.80)%
   2001.............................................   236,367     5.58     1,319     1.55%        0.00%   (36.19)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.............................................   250,043    13.75     3,439     1.55%        0.22%     6.40%
   2003.............................................   118,583    12.93     1,533     1.55%        0.00%    29.25%
 Salomon Brothers Variable Investors Fund -- Class I
   2004............................................. 2,026,692    12.61    25,567     1.55%        1.41%     8.67%
   2003............................................. 2,228,090    11.61    25,865     1.55%        1.46%    30.29%
   2002............................................. 2,548,468     8.91    22,707     1.55%        1.07%   (24.24)%
   2001............................................. 2,548,515    11.76    29,971     1.55%        0.86%    (5.64)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004............................................. 1,480,393    13.81    20,447     1.55%        4.54%     5.00%
   2003............................................. 1,636,493    13.15    21,527     1.55%        5.07%    11.48%
   2002............................................. 1,631,536    11.80    19,252     1.55%        5.67%     7.16%
   2001............................................. 1,091,102    11.01    12,013     1.55%        5.33%     5.26%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type III:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                          --------- ---------- ------- ------------- ---------- ------
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...........................................   826,709   $11.52   $ 9,526     1.55%        1.97%     7.06%
   2003...........................................   852,267    10.76     9,173     1.55%        1.61%    14.12%
   2002...........................................   929,915     9.43     8,769     1.55%        1.58%    (8.31)%
   2001...........................................   780,272    10.29     8,029     1.55%        2.73%    (2.34)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...........................................   743,289    11.97     8,898     1.55%        0.64%    15.61%
   2003...........................................   375,479    10.35     3,888     1.55%        0.38%    28.75%
   2002...........................................    31,822     8.04       256     1.55%        0.00%   (20.68)%
 Emerging Growth Portfolio -- Class II Shares
   2004...........................................   151,642     9.55     1,448     1.55%        0.00%     5.13%
   2003...........................................    94,221     9.08       856     1.55%        0.00%    25.07%
   2002...........................................    13,078     7.26        95     1.55%        0.00%   (33.70)%

Type IV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...........................................    26,485    14.06       373     1.60%        0.00%     9.07%
   2003...........................................     9,830    12.90       127     1.60%        0.00%    28.95%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004...........................................   105,589     7.53       795     1.60%        0.00%     4.92%
   2003...........................................    73,176     7.17       525     1.60%        0.00%    27.45%
   2002...........................................    70,462     5.63       397     1.60%        0.00%   (25.57)%
   2001...........................................    80,573     7.56       609     1.60%        0.00%   (24.51)%
 AIM V.I. Growth Fund -- Series I shares
   2004...........................................    32,016     6.14       197     1.60%        0.00%     6.50%
   2003...........................................    45,289     5.77       261     1.60%        0.00%    29.15%
   2002...........................................    31,521     4.46       141     1.60%        0.00%   (32.08)%
   2001...........................................    29,164     6.57       192     1.60%        0.38%   (34.95)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...........................................   103,905     7.65       795     1.60%        0.44%     4.08%
   2003...........................................   135,714     7.35       997     1.60%        0.31%    23.08%
   2002...........................................   155,557     5.97       929     1.60%        0.37%   (31.37)%
   2001...........................................   165,666     8.70     1,441     1.60%        0.26%   (13.97)%
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares
   2004...........................................   617,972     7.87     4,861     1.60%        0.00%     3.81%
   2003...........................................   817,059     7.58     6,190     1.60%        0.00%    33.01%
   2002...........................................   936,757     5.70     5,340     1.60%        0.04%   (34.06)%
   2001........................................... 1,392,133     8.64    12,028     1.60%        0.24%   (13.23)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 356,920   $ 7.94   $2,835     1.60%        0.00%    14.71%
   2003............................................... 430,824     6.93    2,984     1.60%        0.00%    40.07%
   2002............................................... 368,144     4.94    1,819     1.60%        0.00%   (27.40)%
   2001............................................... 528,445     6.81    3,599     1.60%        0.05%   (30.65)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 516,553    11.44    5,908     1.60%        0.74%     9.45%
   2003............................................... 564,379    10.45    5,898     1.60%        0.82%    30.08%
   2002............................................... 471,081     8.03    3,783     1.60%        0.55%   (23.51)%
   2001............................................... 340,210    10.50    3,572     1.60%        0.42%    (1.46)%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................  76,233     7.08      539     1.60%        0.00%     6.62%
   2003...............................................  80,499     6.64      534     1.60%        0.00%    21.40%
   2002...............................................  73,936     5.47      404     1.60%        0.00%   (31.95)%
   2001...............................................  68,468     8.03      550     1.60%        0.00%   (18.73)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................  91,343     9.94      908     1.60%        0.00%    12.56%
   2003...............................................  87,421     8.84      772     1.60%        0.00%    46.30%
   2002...............................................   4,615     6.04       28     1.60%        0.00%   (33.15)%
   2001...............................................   2,245     9.03       20     1.60%        0.00%   (14.26)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   6,164    13.62       84     1.60%        0.00%     3.41%
   2003...............................................   3,490    13.17       46     1.60%        0.00%    31.70%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004...............................................  12,485     6.84       85     1.60%        0.39%     4.51%
   2003...............................................  15,113     6.54       99     1.60%        0.11%    23.99%
   2002...............................................  12,416     5.28       66     1.60%        0.24%   (30.08)%
   2001...............................................  21,440     7.55      162     1.60%        0.08%   (23.82)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  85,631    10.25      878     1.60%        2.99%     1.19%
   2003...............................................  50,865    10.13      515     1.60%        2.23%     1.29%
 VT Worldwide Health Sciences Fund
   2004...............................................  23,430    12.43      291     1.60%        0.00%     4.54%
   2003...............................................  10,439    11.89      124     1.60%        0.00%    18.94%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...............................................     545    10.62        6     1.60%        0.00%     6.18%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................   190,248   $ 9.53   $ 1,813     1.60%        1.46%     8.03%
   2003............................................   219,699     8.82     1,939     1.60%        1.57%    25.66%
   2002............................................   218,794     7.02     1,536     1.60%        1.18%   (21.49)%
   2001............................................   397,695     8.94     3,555     1.60%        1.38%    (5.75)%
 Federated Capital Income Fund II
   2004............................................   102,417     7.30       747     1.60%        4.55%     8.17%
   2003............................................    68,122     6.74       459     1.60%        6.47%    18.75%
   2002............................................   100,284     5.68       570     1.60%        5.74%   (25.16)%
   2001............................................   129,702     7.59       984     1.60%        3.40%   (15.11)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004............................................   142,391    11.20     1,594     1.60%        7.21%     8.70%
   2003............................................   399,719    10.30     4,118     1.60%        7.23%    20.27%
   2002............................................   141,307     8.57     1,211     1.60%       11.14%    (0.23)%
   2001............................................   197,752     8.59     1,699     1.60%        9.59%    (0.25)%
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................   103,953    12.91     1,342     1.60%        6.83%     8.40%
   2003............................................   356,817    11.90     4,248     1.60%        6.21%    19.85%
   2002............................................   115,436     9.93     1,146     1.60%        8.49%    (0.38)%
   2001............................................    45,977     9.96       458     1.60%        4.03%    (0.25)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................    32,286    14.98       484     1.60%        0.00%    12.65%
   2003............................................    41,392    13.30       551     1.60%        0.00%    33.00%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................   120,489    10.20     1,229     1.60%        2.86%     3.78%
   2003............................................   126,958     9.83     1,248     1.60%        3.73%    16.09%
   2002............................................   150,830     8.47     1,278     1.60%        4.25%   (10.19)%
   2001............................................   220,652     9.43     2,081     1.60%        4.48%    (5.63)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................     2,717    10.35        28     1.60%        0.00%     3.53%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004............................................ 1,074,204    11.48    12,333     1.60%        0.34%    13.63%
   2003............................................ 1,083,766    10.10    10,950     1.60%        0.48%    26.41%
   2002............................................   985,297     7.99     7,873     1.60%        0.88%   (10.80)%
   2001............................................ 1,229,421     8.96    11,016     1.60%        0.85%   (13.65)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................   410,917    11.28     4,634     1.60%        0.19%    13.32%
   2003............................................   337,586     9.95     3,360     1.60%        0.25%    26.15%
   2002............................................   229,420     7.89     1,810     1.60%        0.58%   (11.05)%
   2001............................................   215,181     8.87     1,909     1.60%        0.25%   (13.88)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                               Units   Unit Value  000s   Net Assets     Ratio     Return
--------                                             --------- ---------- ------ ------------- ---------- ------
 VIP Equity-Income Portfolio -- Initial Class
   2004.............................................   708,367   $10.70   $7,579     1.60%        1.62%     9.75%
   2003.............................................   757,822     9.75    7,387     1.60%        1.87%    28.25%
   2002.............................................   835,392     7.60    6,349     1.60%        1.83%   (18.27)%
   2001.............................................   917,825     9.30    8,536     1.60%        1.71%    (6.48)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................   413,990    11.18    4,628     1.60%        1.35%     9.46%
   2003.............................................   396,193    10.21    4,047     1.60%        1.40%    27.95%
   2002.............................................   367,278     7.98    2,931     1.60%        1.20%   (18.48)%
   2001.............................................   124,443     9.79    1,218     1.60%        0.26%    (6.75)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   449,962     8.89    4,000     1.60%        0.91%     4.11%
   2003.............................................   515,611     8.54    4,403     1.60%        1.19%    21.80%
   2002.............................................   458,068     7.01    3,211     1.60%        1.44%   (17.95)%
   2001.............................................   607,616     8.54    5,189     1.60%        1.34%   (10.21)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................    85,828     9.26      795     1.60%        0.74%     3.84%
   2003.............................................    83,729     8.92      747     1.60%        0.90%    21.47%
   2002.............................................    66,265     7.34      486     1.60%        1.15%   (18.17)%
   2001.............................................   103,917     8.97      932     1.60%        0.45%   (10.47)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................   165,420     7.04    1,165     1.60%        0.57%     5.48%
   2003.............................................   190,777     6.68    1,274     1.60%        0.83%    27.80%
   2002.............................................   204,162     5.22    1,066     1.60%        1.17%   (23.09)%
   2001.............................................   268,664     6.79    1,824     1.60%        0.43%   (15.80)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................   559,315     8.01    4,480     1.60%        0.28%     1.73%
   2003.............................................   687,007     7.87    5,410     1.60%        0.28%    30.73%
   2002.............................................   697,045     6.02    4,196     1.60%        0.28%   (31.22)%
   2001............................................. 1,048,860     8.76    9,188     1.60%        0.08%   (18.97)%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................   324,327     7.23    2,346     1.60%        0.13%     1.48%
   2003.............................................   352,465     7.13    2,512     1.60%        0.10%    30.43%
   2002.............................................   282,662     5.46    1,543     1.60%        0.12%   (31.41)%
   2001.............................................   272,129     7.97    2,169     1.60%        0.02%   (19.19)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................   288,283    15.16    4,369     1.60%        0.00%    22.67%
   2003.............................................   345,059    12.36    4,263     1.60%        0.21%    36.05%
   2002.............................................   184,618     9.08    1,676     1.60%        0.67%   (11.46)%
   2001.............................................    82,604    10.26      848     1.60%        0.00%    (5.06)%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................   183,458     9.99    1,833     1.60%        1.12%    11.82%
   2003.............................................   150,134     8.94    1,342     1.60%        0.77%    41.08%
   2002.............................................    87,301     6.33      553     1.60%        0.78%   (21.55)%
   2001.............................................   179,907     8.07    1,452     1.60%        5.29%   (22.43)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004.............................................     4,440    11.26       50     1.60%        0.00%    12.63%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type IV:                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                     --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2004.....................   361,084   $12.64   $ 4,566     1.60%        4.53%     1.77%
   2003.....................   529,614    12.43     6,580     1.60%        3.51%     1.95%
   2002.....................   814,908    12.19     9,934     1.60%        3.97%     8.13%
   2001.....................   257,747    11.27     2,905     1.60%        5.69%     5.70%
 International Equity Fund
   2004.....................   118,767     9.40     1,116     1.60%        1.31%    14.00%
   2003.....................   136,373     8.25     1,124     1.60%        1.83%    35.71%
   2002.....................   103,984     6.08       632     1.60%        0.95%   (25.05)%
   2001.....................   121,898     8.11       989     1.60%        1.49%   (22.13)%
 Mid-Cap Equity Fund
   2004.....................   562,643    12.96     7,290     1.60%        1.04%    14.17%
   2003.....................   582,397    11.35     6,610     1.60%        1.42%    30.82%
   2002.....................   524,430     8.68     4,552     1.60%        0.84%   (15.14)%
   2001.....................   532,256    10.22     5,440     1.60%        0.92%    (1.29)%
 Money Market Fund
   2004..................... 1,150,922    10.76    12,387     1.60%        0.96%    (0.66)%
   2003..................... 2,170,916    10.83    23,519     1.60%        0.82%    (0.83)%
   2002..................... 3,714,284    10.92    40,560     1.60%        1.49%    (0.15)%
   2001..................... 4,564,152    10.94    49,932     1.60%        3.77%     2.30%
 Premier Growth Equity Fund
   2004.....................   573,363    10.16     5,823     1.60%        0.61%     5.32%
   2003.....................   727,014     9.64     7,010     1.60%        0.21%    26.86%
   2002.....................   482,041     7.60     3,664     1.60%        0.05%   (22.28)%
   2001.....................   419,925     9.78     4,107     1.60%        0.11%   (10.60)%
 Real Estate Securities Fund
   2004.....................   134,621    22.39     3,014     1.60%        6.13%    30.26%
   2003.....................   160,984    17.19     2,767     1.60%        3.71%    35.19%
   2002.....................   103,220    12.71     1,312     1.60%        4.04%    (2.92)%
   2001.....................    93,831    13.10     1,229     1.60%        5.55%    10.04%
 S&P 500(R) Index Fund
   2004..................... 1,751,256     8.72    15,264     1.60%        1.59%     8.70%
   2003..................... 2,033,863     8.02    16,309     1.60%        1.39%    26.23%
   2002..................... 1,905,073     6.35    12,097     1.60%        1.19%   (23.61)%
   2001..................... 2,084,126     8.32    17,340     1.60%        0.99%   (13.68)%
 Small-Cap Value Equity Fund
   2004.....................   241,293    14.14     3,412     1.60%        6.53%    13.31%
   2003.....................   205,028    12.48     2,559     1.60%        0.08%    22.14%
   2002.....................   192,153    10.22     1,964     1.60%        0.31%   (15.23)%
   2001.....................   108,992    12.05     1,313     1.60%        1.00%     8.20%
 Total Return Fund
   2004.....................   847,637    11.66     9,881     1.60%        1.85%     6.46%
   2003.....................   499,190    10.95     5,466     1.60%        1.69%    18.39%
   2002.....................   298,082     9.25     2,757     1.60%        2.28%   (10.76)%
   2001.....................   372,552    10.36     3,860     1.60%        2.57%    (4.45)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type IV:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 U.S. Equity Fund
   2004..........................................   291,877   $ 9.53   $ 2,783     1.60%        1.30%     6.44%
   2003..........................................   342,666     8.96     3,069     1.60%        1.00%    21.31%
   2002..........................................   425,255     7.38     3,138     1.60%        0.92%   (20.55)%
   2001..........................................   313,046     9.29     2,908     1.60%        0.78%    (9.94)%
 Value Equity Fund
   2004..........................................   226,194     9.79     2,215     1.60%        1.28%     7.82%
   2003..........................................   250,640     9.08     2,277     1.60%        1.55%    22.07%
   2002..........................................   261,674     7.44     1,947     1.60%        1.11%   (18.88)%
   2001..........................................   118,284     9.17     1,085     1.60%        1.35%   (10.22)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004..........................................   210,870     9.95     2,098     1.60%        1.89%    16.90%
   2003..........................................   134,861     8.51     1,148     1.60%        1.40%    22.38%
   2002..........................................   142,990     6.95       994     1.60%        1.63%   (12.76)%
   2001..........................................   173,565     7.97     1,383     1.60%        0.50%   (10.79)%
 Goldman Sachs Mid Cap Value Fund
   2004..........................................   396,090    18.55     7,348     1.60%        4.68%    23.88%
   2003..........................................   393,875    14.98     5,899     1.60%        0.87%    26.34%
   2002..........................................   411,894    11.85     4,881     1.60%        0.98%    (6.22)%
   2001..........................................   436,048    12.64     5,512     1.60%        1.14%    10.25%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................     5,901    13.45        79     1.60%        0.00%     7.05%
   2003..........................................     5,942    12.56        75     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004..........................................   694,462    11.26     7,821     1.60%        2.11%     6.79%
   2003..........................................   856,023    10.55     9,028     1.60%        2.14%    12.23%
   2002.......................................... 1,087,532     9.40    10,223     1.60%        2.34%    (7.94)%
   2001.......................................... 1,591,602    10.21    16,250     1.60%        1.28%    (6.20)%
 Balanced Portfolio -- Service Shares
   2004..........................................   217,933    10.48     2,283     1.60%        2.25%     6.56%
   2003..........................................   294,903     9.83     2,899     1.60%        1.95%    11.91%
   2002..........................................   337,154     8.79     2,964     1.60%        2.24%    (8.17)%
   2001..........................................   236,619     9.57     2,264     1.60%        1.81%    (6.43)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004..........................................   538,884     9.39     5,060     1.60%        0.24%    16.34%
   2003..........................................   633,901     8.07     5,116     1.60%        0.47%    18.61%
   2002..........................................   839,663     6.80     5,710     1.60%        0.54%   (17.02)%
   2001.......................................... 1,245,067     8.20    10,210     1.60%        0.39%   (22.93)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................    52,220     8.85       462     1.60%        0.03%    16.08%
   2003..........................................    82,050     7.62       625     1.60%        0.24%    18.32%
   2002..........................................    91,023     6.44       586     1.60%        0.31%   (17.27)%
   2001..........................................    96,923     7.79       755     1.60%        0.31%   (23.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type IV:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................   105,913   $12.78   $ 1,354     1.60%        5.18%     2.31%
   2003...........................................   138,865    12.50     1,735     1.60%        4.28%     4.69%
   2002...........................................   265,752    11.94     3,173     1.60%        4.75%     8.71%
   2001...........................................   200,610    10.98     2,203     1.60%        3.05%     6.01%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    34,597     9.04       313     1.60%        0.00%    12.40%
   2003...........................................    58,090     8.05       467     1.60%        0.00%    24.18%
   2002...........................................    64,305     6.48       417     1.60%        0.00%   (30.68)%
   2001...........................................   154,798     9.35     1,447     1.60%        0.00%   (18.09)%
 Global Technology Portfolio -- Service Shares
   2004...........................................   128,287     3.48       446     1.60%        0.00%    (1.04)%
   2003...........................................   266,513     3.51       936     1.60%        0.00%    44.14%
   2002...........................................   291,205     2.44       711     1.60%        0.00%   (41.88)%
   2001...........................................   275,684     4.19     1,155     1.60%        0.00%   (38.33)%
 Growth Portfolio -- Institutional Shares
   2004...........................................   727,653     7.67     5,581     1.60%        0.13%     2.85%
   2003...........................................   944,140     7.46     7,041     1.60%        0.08%    29.63%
   2002........................................... 1,174,963     5.75     6,756     1.60%        0.00%   (27.69)%
   2001........................................... 1,819,775     7.96    14,485     1.60%        0.02%   (25.95)%
 Growth Portfolio -- Service Shares
   2004...........................................   135,082     6.88       930     1.60%        0.00%     2.54%
   2003...........................................   140,493     6.71       943     1.60%        0.00%    29.39%
   2002...........................................    85,220     5.19       442     1.60%        0.00%   (27.89)%
   2001...........................................   121,973     7.19       877     1.60%        0.00%   (26.11)%
 International Growth Portfolio -- Institutional
   Shares
   2004...........................................   339,786    12.06     4,097     1.60%        0.89%    17.05%
   2003...........................................   403,108    10.30     4,152     1.60%        1.21%    32.76%
   2002...........................................   565,435     7.76     4,388     1.60%        0.83%   (26.77)%
   2001...........................................   784,857    10.60     8,319     1.60%        0.34%   (24.47)%
 International Growth Portfolio -- Service Shares
   2004...........................................   157,206     8.51     1,337     1.60%        0.86%    16.79%
   2003...........................................   150,551     7.28     1,097     1.60%        1.16%    32.39%
   2002...........................................    49,363     5.50       271     1.60%        0.90%   (26.95)%
   2001...........................................    48,624     7.53       366     1.60%        0.35%   (24.66)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004...........................................   600,545     8.09     4,859     1.60%        0.00%    18.82%
   2003...........................................   742,675     6.81     5,057     1.60%        0.00%    32.95%
   2002...........................................   867,195     5.12     4,440     1.60%        0.00%   (29.09)%
   2001........................................... 1,217,251     7.22     8,789     1.60%        0.00%   (40.43)%
Janus Aspen Series:
 Mid Cap Growth Portfolio -- Service Shares
   2004...........................................   108,926     6.53       712     1.60%        0.00%    18.55%
   2003...........................................    57,225     5.51       315     1.60%        0.00%    32.61%
   2002...........................................    70,678     4.16       294     1.60%        0.00%   (29.27)%
   2001...........................................    46,629     5.88       274     1.60%        0.00%   (40.56)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Institutional Shares
   2004............................................   610,217   $ 8.74   $ 5,335     1.60%        0.95%     3.11%
   2003............................................   784,140     8.48     6,649     1.60%        1.08%    22.01%
   2002............................................ 1,045,267     6.95     7,265     1.60%        0.82%   (26.69)%
   2001............................................ 1,487,500     9.48    14,101     1.60%        0.22%   (23.68)%
 Worldwide Growth Portfolio -- Service Shares
   2004............................................    66,686     6.94       463     1.60%        0.87%     2.86%
   2003............................................    84,265     6.74       568     1.60%        0.83%    21.71%
   2002............................................   158,083     5.54       876     1.60%        0.61%   (26.90)%
   2001............................................   227,777     7.58     1,727     1.60%        0.12%   (23.86)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004............................................     3,311    10.87        36     1.60%        2.26%     8.68%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004............................................       894    11.21        10     1.60%       19.09%    12.05%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004............................................   149,865     6.77     1,015     1.60%        0.00%     7.24%
   2003............................................   163,862     6.32     1,035     1.60%        0.00%    20.65%
   2002............................................   120,571     5.24       632     1.60%        0.00%   (28.87)%
   2001............................................    84,171     7.36       619     1.60%        0.05%   (26.04)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004............................................    97,894     8.50       833     1.60%        0.44%     9.35%
   2003............................................   107,825     7.78       839     1.60%        0.44%    19.89%
   2002............................................    93,687     6.49       608     1.60%        0.44%   (22.41)%
   2001............................................    61,876     8.36       517     1.60%        0.21%   (17.45)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................   167,991     9.12     1,531     1.60%        0.00%     4.51%
   2003............................................   284,319     8.72     2,480     1.60%        0.00%    31.30%
   2002............................................    61,553     6.64       409     1.60%        0.00%   (32.89)%
   2001............................................    67,674     9.90       670     1.60%        0.00%    (6.78)%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................    78,182    10.04       785     1.60%        1.26%    27.77%
   2003............................................    53,344     7.86       419     1.60%        2.09%    33.41%
   2002............................................    45,786     5.89       270     1.60%        2.45%   (24.13)%
   2001............................................    41,040     7.76       318     1.60%        1.81%   (25.66)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................    57,158    13.74       785     1.60%        0.00%    11.23%
   2003............................................    30,362    12.35       375     1.60%        0.00%    23.50%
 Nations Marsico International Opportunities
   Portfolio
   2004............................................    80,597    15.35     1,237     1.60%        0.53%    14.73%
   2003............................................    35,656    13.38       477     1.60%        0.01%    33.77%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                              Net Assets     Expenses as a Investment
                                                           ----------------- % of Average    Income    Total
Type IV:                                            Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                           ------- ---------- ------ ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004........................................... 197,116   $ 9.83   $1,938     1.60%        0.00%    17.87%
   2003........................................... 226,559     8.34    1,890     1.60%        0.00%    23.59%
   2002........................................... 246,315     6.75    1,660     1.60%        0.73%   (28.95)%
   2001........................................... 337,019     9.50    3,202     1.60%        0.99%   (32.37)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...........................................  56,208    14.09      792     1.60%        0.00%    17.52%
   2003...........................................  11,755    11.99      141     1.60%        0.00%    19.90%
 Oppenheimer Balanced Fund/VA
   2004........................................... 151,282    12.66    1,915     1.60%        1.03%     8.34%
   2003........................................... 125,354    11.68    1,464     1.60%        3.04%    22.96%
   2002........................................... 128,522     9.50    1,221     1.60%        3.69%   (11.83)%
   2001........................................... 190,985    10.77    2,057     1.60%        3.70%     0.58%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...........................................   5,686    10.94       62     1.60%        0.00%     9.39%
 Oppenheimer Bond Fund/VA
   2004........................................... 138,047    12.62    1,742     1.60%        4.90%     3.81%
   2003........................................... 174,744    12.16    2,124     1.60%        6.02%     5.07%
   2002........................................... 244,092    11.57    2,824     1.60%        7.18%     7.34%
   2001........................................... 290,069    10.78    3,127     1.60%        6.51%     6.06%
 Oppenheimer Capital Appreciation Fund/VA
   2004........................................... 482,642    10.52    5,079     1.60%        0.33%     5.23%
   2003........................................... 537,049    10.00    5,371     1.60%        0.39%    28.86%
   2002........................................... 575,596     7.76    4,467     1.60%        0.66%   (28.03)%
   2001........................................... 735,051    10.78    7,924     1.60%        0.65%   (13.98)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004...........................................  46,908    12.90      605     1.60%        0.20%     4.91%
   2003...........................................  35,817    12.30      440     1.60%        0.00%    22.97%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004........................................... 334,079    11.56    3,862     1.60%        1.10%    16.98%
   2003........................................... 316,736     9.88    3,130     1.60%        0.56%    40.58%
   2002........................................... 236,062     7.03    1,660     1.60%        0.39%   (23.61)%
   2001...........................................  86,595     9.20      797     1.60%        0.19%   (13.59)%
 Oppenheimer High Income Fund/VA
   2004........................................... 151,071    11.66    1,762     1.60%        6.77%     7.23%
   2003........................................... 465,002    10.88    5,057     1.60%        7.07%    21.98%
   2002........................................... 194,552     8.92    1,735     1.60%       11.01%    (3.95)%
   2001........................................... 178,281     9.28    1,654     1.60%       10.37%     0.33%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004........................................... 208,590     9.42    1,965     1.60%        0.69%     7.40%
   2003........................................... 222,322     8.77    1,950     1.60%        0.77%    24.42%
   2002........................................... 176,987     7.05    1,248     1.60%        0.57%   (20.33)%
   2001........................................... 140,805     8.84    1,245     1.60%        0.20%   (11.72)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s    Net Assets     Ratio     Return
--------                                               ------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................  28,973   $16.06   $   465     1.60%        0.00%    17.28%
   2003...............................................  24,434    13.70       335     1.60%        0.00%    36.95%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................  25,433    12.09       307     1.60%        3.12%     3.88%
   2003...............................................  31,753    11.64       370     1.60%        2.67%     0.63%
   2002...............................................  21,171    11.56       245     1.60%        3.57%     6.46%
   2001...............................................  23,078    10.86       251     1.60%        4.24%     5.87%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 321,681    12.90     4,149     1.60%        6.62%     7.79%
   2003............................................... 363,833    11.97     4,354     1.60%        7.39%    20.89%
   2002...............................................  87,630     9.90       868     1.60%        8.21%    (2.77)%
   2001...............................................  67,250    10.18       685     1.60%        8.36%     0.71%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 124,956    13.54     1,692     1.60%        4.15%     5.85%
   2003............................................... 191,002    12.79     2,443     1.60%        3.05%     2.24%
   2002............................................... 249,990    12.51     3,127     1.60%        7.19%    15.71%
   2001............................................... 132,087    10.81     1,428     1.60%        4.95%     4.16%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 966,981    12.46    12,045     1.60%        2.55%     3.21%
   2003............................................... 983,366    12.07    11,868     1.60%        2.87%     3.36%
   2002............................................... 807,952    11.68     9,437     1.60%        4.44%     7.33%
   2001............................................... 397,634    10.88     4,326     1.60%        4.69%     6.63%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................     816    13.99        11     1.60%        0.00%    13.54%
 Jennison Portfolio -- Class II Shares
   2004...............................................   1,389    13.02        18     1.60%        0.06%     7.47%
   2003...............................................   1,838    12.12        22     1.60%        0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  59,997     5.17       310     1.60%        0.00%     7.60%
   2003...............................................  44,380     4.80       213     1.60%        0.00%    43.10%
   2002...............................................  58,597     3.36       197     1.60%        0.00%   (39.83)%
   2001...............................................  18,702     5.58       104     1.60%        0.00%   (36.22)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  21,684    13.74       298     1.60%        0.22%     6.35%
   2003...............................................   9,251    12.92       120     1.60%        0.00%    29.21%
 Salomon Brothers Variable Investors Fund -- Class I
   2004............................................... 183,361    11.41     2,092     1.60%        1.41%     8.61%
   2003............................................... 213,912    10.51     2,247     1.60%        1.46%    30.22%
   2002............................................... 219,643     8.07     1,773     1.60%        1.07%   (24.28)%
   2001............................................... 239,512    10.65     2,551     1.60%        0.86%    (5.69)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004............................................... 164,387   $13.66   $2,245     1.60%        4.54%     4.94%
   2003............................................... 175,980    13.01    2,290     1.60%        5.07%    11.42%
   2002............................................... 208,102    11.68    2,431     1.60%        5.67%     7.10%
   2001............................................... 118,221    10.90    1,289     1.60%        5.33%     5.20%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...............................................  68,621    11.12      763     1.60%        1.97%     7.00%
   2003...............................................  61,672    10.39      641     1.60%        1.61%    14.07%
   2002...............................................  65,454     9.11      596     1.60%        1.58%    (8.36)%
   2001...............................................  49,020     9.94      487     1.60%        2.73%    (2.39)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................... 181,856    11.96    2,174     1.60%        0.64%    15.55%
   2003...............................................  56,733    10.35      587     1.60%        0.38%    28.68%
   2002...............................................  36,666     8.04      295     1.60%        0.00%   (20.72)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   8,643     9.54       82     1.60%        0.00%     5.07%
   2003...............................................   4,867     9.08       44     1.60%        0.00%    25.01%
   2002...............................................   1,248     7.26        9     1.60%        0.00%   (33.73)%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2004...............................................     427     7.32        3     0.75%        0.00%    10.97%
   2003...............................................     171     6.59        1     0.75%        0.00%    25.73%
   2002...............................................     352     5.24        2     0.75%        0.00%   (23.24)%
   2001...............................................   1,322     6.83        9     0.75%        0.00%   (26.62)%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................     923     6.47        6     0.75%        0.00%     5.83%
   2003...............................................     319     6.11        2     0.75%        0.00%    28.55%
   2002...............................................     451     4.75        2     0.75%        0.00%   (24.92)%
   2001...............................................   1,177     6.33        7     0.75%        0.00%   (23.86)%
 AIM V.I. Capital Development Fund -- Series I shares
   2004...............................................     772    11.64        9     0.75%        0.00%    14.63%
   2003...............................................     506    10.15        5     0.75%        0.00%    34.34%
   2002...............................................     623     7.56        5     0.75%        0.00%   (21.95)%
   2001...............................................     506     9.68        5     0.75%        0.00%    (8.78)%
 AIM V.I. Core Equity Fund -- Series I shares
   2004...............................................     625     7.80        5     0.75%        1.57%     8.15%
   2003...............................................     194     7.21        1     0.75%        0.62%    23.48%
   2002...............................................     240     5.84        1     0.75%        0.72%   (16.22)%
   2001...............................................      39     6.97        1     0.75%        0.00%   (23.43)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type V:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                              ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Government Securities Fund -- Series I
   shares
   2004.............................................     241   $12.27   $    3     0.75%        0.08%     1.79%
   2003.............................................  36,083    12.05      435     0.75%        4.30%     0.31%
   2002............................................. 126,953    12.01    1,525     0.75%        0.12%     8.77%
   2001.............................................     822    11.05        9     0.75%        5.79%     4.87%
 AIM V.I. Technology Fund -- Series I shares
   2004.............................................   3,126     2.99        9     0.75%        0.00%     3.98%
   2003.............................................  39,843     2.87      114     0.75%        0.00%    51.24%
   2002.............................................   3,740     1.90        7     0.75%        0.00%   (45.54)%
   2001.............................................  15,314     3.49       53     0.75%        9.04%   (47.86)%
 AIM V.I. Utilities Fund -- Series I shares
   2004.............................................     292     7.41        2     0.75%        3.23%    23.58%
   2003.............................................     292     6.00        2     0.75%        1.55%    18.14%
   2002.............................................     300     5.08        2     0.75%        3.97%   (26.09)%
   2001.............................................     153     6.87        1     0.75%        1.00%   (28.48)%
Fidelity Variable Insurance Products Fund
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   2,352     9.58       23     0.75%        0.91%     5.00%
   2003.............................................   3,518     9.12       32     0.75%        1.19%    22.85%
   2002.............................................   2,279     7.42       17     0.75%        1.44%   (17.24)%
   2001.............................................   6,651     8.97       60     0.75%        1.34%    (9.44)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................     238     8.02        2     0.75%        0.57%     6.39%
   2003.............................................     201     7.54        2     0.75%        0.83%    28.90%
   2002.............................................     251     5.85        1     0.75%        1.17%   (22.43)%
   2001.............................................     194     7.54        1     0.75%        0.43%   (15.07)%
 VIP Mid Cap Portfolio -- Initial Class
   2004.............................................   2,312    16.18       37     0.75%        0.00%    23.98%
   2003.............................................   4,695    13.05       61     0.75%        0.41%    37.60%
   2002.............................................   3,180     9.49       30     0.75%        0.98%   (10.50)%
   2001.............................................   2,055    10.60       22     0.75%        0.00%    (3.94)%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................     932     8.81        8     0.75%        1.12%    12.78%
   2003.............................................   1,015     7.82        8     0.75%        0.77%    42.29%
   2002.............................................     586     5.49        3     0.75%        0.78%   (20.88)%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................   2,654    12.96       34     0.75%        4.53%     2.64%
   2003.............................................   3,144    12.63       40     0.75%        3.51%     2.82%
   2002.............................................   3,525    12.28       43     0.75%        3.97%     9.06%
   2001.............................................   3,905    11.26       44     0.75%        5.69%     6.62%
 International Equity Fund
   2003.............................................     185     7.19        1     0.75%        1.83%    36.87%
   2002.............................................   1,579     5.25        8     0.75%        0.95%   (24.40)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                  ----------------- % of Average    Income    Total
Type V:                                                   Units   Unit Value  000s   Net Assets     Ratio     Return
-------                                                 --------- ---------- ------ ------------- ---------- ------
 Mid-Cap Equity Fund
   2004................................................     3,755   $14.33   $   54     0.75%        1.04%    15.15%
   2003................................................     2,726    12.45       34     0.75%        1.42%    31.94%
   2002................................................     1,841     9.43       17     0.75%        0.84%   (14.41)%
   2001................................................     2,066    11.02       23     0.75%        0.92%    (0.43)%
 Money Market Fund
   2004................................................ 1,124,962     1.07    1,199     0.75%        0.96%     0.20%
   2003................................................ 2,313,412     1.06    2,461     0.75%        0.82%     0.02%
   2002................................................ 3,495,756     1.06    3,706     0.75%        1.49%     0.71%
   2001................................................ 1,890,168     1.06    2,004     0.75%        3.77%     3.19%
 Premier Growth Equity Fund
   2004................................................     1,381     9.32       13     0.75%        0.61%     6.23%
   2003................................................     1,089     8.78       10     0.75%        0.21%    27.95%
   2002................................................    10,053     6.86       69     0.75%        0.05%   (21.61)%
   2001................................................       207     8.75        2     0.75%        0.11%    (9.82)%
 Real Estate Securities Fund
   2004................................................     4,435    20.68       92     0.75%        6.13%    31.38%
   2003................................................     7,434    15.74      117     0.75%        3.71%    36.35%
   2002................................................     8,225    11.55       95     0.75%        4.04%    (2.09)%
   2001................................................     3,236    11.79       38     0.75%        5.55%    10.99%
 S&P 500(R) Index Fund
   2004................................................    20,658     8.60      178     0.75%        1.59%     9.63%
   2003................................................    20,532     7.85      161     0.75%        1.39%    27.31%
   2002................................................    24,977     6.16      154     0.75%        1.19%   (22.95)%
   2001................................................     6,754     8.00       54     0.75%        0.99%   (12.93)%
 Total Return Fund
   2004................................................     2,807    11.36       32     0.75%        1.85%     7.38%
   2003................................................     5,419    10.58       57     0.75%        1.69%    19.41%
   2002................................................     7,330     8.86       65     0.75%        2.28%    (9.99)%
 U.S. Equity Fund
   2004................................................     5,947     9.51       57     0.75%        1.30%     7.36%
   2003................................................     5,542     8.86       49     0.75%        1.00%    22.35%
   2002................................................     5,033     7.24       36     0.75%        0.92%   (19.87)%
   2001................................................     4,772     9.04       43     0.75%        0.78%    (9.16)%
Janus Aspen Series:
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................       392     7.84        3     0.75%        0.24%    17.34%
   2003................................................       410     6.68        3     0.75%        0.47%    19.63%
   2002................................................       462     5.59        3     0.75%        0.54%   (16.30)%
   2001................................................       649     6.67        4     0.75%        0.39%   (22.26)%
 Core Equity Portfolio -- Institutional Shares
   2004................................................       674     9.23        6     0.75%        0.13%    12.59%
   2003................................................       360     8.20        3     0.75%        0.17%    22.18%
   2002................................................       332     6.71        2     0.75%        0.35%   (18.88)%
   2001................................................       287     8.27        2     0.75%        0.59%   (12.42)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type V:                                                  Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Flexible Income Portfolio -- Institutional Shares
   2004...............................................       940   $13.29   $    12     0.75%        5.18%     3.19%
   2003...............................................    31,881    12.88       411     0.75%        4.28%     5.60%
   2002...............................................    46,091    12.20       562     0.75%        4.75%     9.65%
   2001...............................................       941    11.13        10     0.75%        3.05%     6.93%
 International Growth Portfolio -- Institutional
   Shares
   2004...............................................     3,162     7.45        24     0.75%        0.89%    18.06%
   2003...............................................       430     6.31         3     0.75%        1.21%    33.90%
   2002...............................................       683     4.71         3     0.75%        0.83%   (26.14)%
   2001...............................................       320     6.38         2     0.75%        0.34%   (23.81)%

Type VI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................   258,935    14.09     3,648     1.50%        0.00%     9.18%
   2003...............................................   105,970    12.90     1,367     1.50%        0.00%    29.04%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004............................................... 1,622,308     6.16     9,998     1.50%        0.00%     5.03%
   2003............................................... 1,804,935     5.87    10,591     1.50%        0.00%    27.58%
   2002............................................... 1,662,052     4.60     7,645     1.50%        0.00%   (25.49)%
   2001............................................... 1,178,042     6.17     7,269     1.50%        0.00%   (24.44)%
 AIM V.I. Growth Fund -- Series I shares
   2004............................................... 1,324,070     4.59     6,077     1.50%        0.00%     6.60%
   2003............................................... 1,407,142     4.31     6,059     1.50%        0.00%    29.27%
   2002............................................... 1,259,858     3.33     4,195     1.50%        0.00%   (32.01)%
   2001...............................................   860,251     4.90     4,215     1.50%        0.38%   (34.88)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................    12,535    10.63       133     1.50%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................... 2,249,523     6.45    14,509     1.50%        0.44%     4.19%
   2003............................................... 2,590,484     6.19    16,037     1.50%        0.31%    23.21%
   2002............................................... 2,944,086     5.02    14,779     1.50%        0.37%   (31.31)%
   2001............................................... 2,168,360     7.31    15,851     1.50%        0.26%   (13.88)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 5,664,956    11.57    65,547     1.50%        0.74%     9.55%
   2003............................................... 6,291,612    10.56    66,449     1.50%        0.82%    30.20%
   2002............................................... 5,560,666     8.11    45,097     1.50%        0.55%   (23.43)%
   2001............................................... 2,564,812    10.59    27,161     1.50%        0.42%    (1.36)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    11,632    10.54       123     1.50%        0.00%     5.39%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type VI:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004........................................... 2,271,549   $ 5.77   $13,097     1.50%        0.00%     6.72%
   2003........................................... 2,454,099     5.40    13,259     1.50%        0.00%    21.52%
   2002........................................... 2,672,956     4.45    11,895     1.50%        0.00%   (31.88)%
   2001........................................... 2,070,574     6.53    13,521     1.50%        0.00%   (18.65)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...........................................   694,933     8.22     5,710     1.50%        0.00%    12.67%
   2003...........................................   594,269     7.29     4,333     1.50%        0.00%    46.45%
   2002...........................................   441,575     4.98     2,199     1.50%        0.00%   (33.09)%
   2001...........................................   332,400     7.44     2,473     1.50%        0.00%   (14.18)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...........................................    57,105    13.64       779     1.50%        0.00%     3.51%
   2003...........................................    61,807    13.18       815     1.50%        0.00%    31.78%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2004...........................................       239    13.95         3     1.50%        1.47%    11.30%
   2003...........................................       247    12.54         3     1.50%        0.20%    27.42%
 VP Ultra Fund -- Class I
   2004...........................................       152    12.92         2     1.50%        0.00%     9.01%
   2003...........................................       119    11.85         1     1.50%        0.00%    23.03%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money
   Market Portfolio
   2004...........................................     2,477     9.80        24     1.50%        0.04%    (0.95)%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...........................................   769,616     5.97     4,592     1.50%        0.39%     4.62%
   2003...........................................   805,524     5.70     4,594     1.50%        0.11%    24.11%
   2002...........................................   818,129     4.60     3,763     1.50%        0.24%   (30.01)%
   2001...........................................   675,418     6.57     4,437     1.50%        0.08%   (23.74)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...........................................   355,159    10.24     3,637     1.50%        2.99%     1.29%
   2003...........................................    76,569    10.11       774     1.50%        2.23%     1.42%
 VT Income Fund of Boston
   2003...........................................     2,134    11.12        24     1.50%        0.00%    11.70%
 VT Worldwide Health Sciences Fund
   2004...........................................   178,311    13.94     2,485     1.50%        0.00%     4.64%
   2003...........................................   158,231    13.32     2,107     1.50%        0.00%    28.03%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...........................................     2,802    10.63        30     1.50%        0.00%     6.25%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................ 1,327,126   $11.95   $15,856     1.50%        6.83%     8.51%
   2003............................................ 1,277,996    11.01    14,072     1.50%        6.21%    19.97%
   2002............................................   809,652     9.18     7,433     1.50%        8.49%    (0.29)%
   2001............................................   267,415     9.19     2,458     1.50%        4.03%    (0.15)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   560,782    15.01     8,416     1.50%        0.00%    12.76%
   2003............................................   342,976    13.31     4,565     1.50%        0.00%    33.09%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    48,969    10.36       507     1.50%        0.00%     3.59%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 4,170,897    10.31    43,004     1.50%        0.19%    13.43%
   2003............................................ 3,764,847     9.09    34,221     1.50%        0.25%    26.27%
   2002............................................ 2,682,748     7.20    19,316     1.50%        0.58%   (10.96)%
   2001............................................ 1,382,517     8.08    11,171     1.50%        0.25%   (13.79)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................    12,339    11.81       146     1.50%        0.00%    (0.24)%
   2003............................................     2,147    11.84        25     1.50%        0.00%    18.39%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 3,832,777    11.80    45,239     1.50%        1.35%     9.57%
   2003............................................ 3,817,787    10.77    41,128     1.50%        1.40%    28.08%
   2002............................................ 2,766,772     8.41    23,269     1.50%        1.20%   (18.40)%
   2001............................................ 1,247,800    10.31    12,865     1.50%        0.26%    (6.66)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................ 1,246,633     9.07    11,307     1.50%        0.74%     3.94%
   2003............................................ 1,296,093     8.73    11,310     1.50%        0.90%    21.59%
   2002............................................ 1,005,224     7.18     7,218     1.50%        1.15%   (18.09)%
   2001............................................   566,471     8.76     4,962     1.50%        0.45%   (10.38)%
 VIP Growth Portfolio -- Service Class 2
   2004............................................ 3,501,737     6.18    21,649     1.50%        0.13%     1.57%
   2003............................................ 3,867,958     6.09    23,543     1.50%        0.10%    30.55%
   2002............................................ 3,350,454     4.66    15,613     1.50%        0.12%   (31.34)%
   2001............................................ 1,934,977     6.79    13,138     1.50%        0.02%   (19.11)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................ 4,212,965    15.08    63,525     1.50%        0.00%    22.79%
   2003............................................ 4,191,431    12.28    51,472     1.50%        0.21%    36.18%
   2002............................................ 3,315,853     9.02    29,909     1.50%        0.67%   (11.38)%
   2001............................................ 1,749,762    10.18    17,813     1.50%        0.00%    (4.97)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004............................................    20,713    11.27       233     1.50%        0.00%    12.70%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VI:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                              --------- ---------- ------- ------------- ---------- ------
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004..............................................     1,220   $14.55   $    18     1.50%        1.16%    16.75%
   2003..............................................     1,243    12.46        15     1.50%        1.70%    30.23%
GE Investments Funds, Inc.:
 Income Fund
   2004..............................................   870,915    11.06     9,636     1.50%        4.53%     1.87%
   2003..............................................   966,837    10.86    10,501     1.50%        3.51%     2.05%
   2002..............................................   518,423    10.64     5,516     1.50%        3.97%     8.24%
 Mid-Cap Equity Fund
   2004.............................................. 2,907,866    14.11    41,022     1.50%        1.04%    14.28%
   2003.............................................. 3,087,251    12.34    38,109     1.50%        1.42%    30.95%
   2002.............................................. 2,414,851     9.43    22,772     1.50%        0.84%   (15.06)%
   2001..............................................   952,179    11.10    10,569     1.50%        0.92%    (1.19)%
 Money Market Fund
   2004.............................................. 2,478,586    10.35    25,649     1.50%        0.96%    (0.56)%
   2003.............................................. 3,852,162    10.41    40,088     1.50%        0.82%    (0.73)%
   2002.............................................. 4,808,269    10.48    50,391     1.50%        1.49%    (0.05)%
   2001.............................................. 2,491,737    10.49    26,138     1.50%        3.77%     2.40%
 Premier Growth Equity Fund
   2004.............................................. 2,525,176     8.81    22,256     1.50%        0.61%     5.43%
   2003.............................................. 2,898,879     8.36    24,234     1.50%        0.21%    26.98%
   2002.............................................. 1,851,265     6.58    12,181     1.50%        0.05%   (22.20)%
   2001..............................................   679,903     8.46     5,752     1.50%        0.11%   (10.51)%
 Real Estate Securities Fund
   2004..............................................   608,444    16.28     9,907     1.50%        6.13%    30.38%
   2003..............................................   213,635    12.49     2,668     1.50%        3.71%    24.88%
 S&P 500(R) Index Fund
   2004.............................................. 8,023,430     8.22    65,916     1.50%        1.59%     8.81%
   2003.............................................. 8,649,924     7.55    65,312     1.50%        1.39%    26.35%
   2002.............................................. 6,212,679     5.98    37,152     1.50%        1.19%   (23.53)%
   2001.............................................. 3,034,072     7.82    23,726     1.50%        0.99%   (13.59)%
 Small-Cap Value Equity Fund
   2004.............................................. 2,477,206    14.48    35,882     1.50%        6.53%    13.42%
   2003.............................................. 2,484,150    12.77    31,724     1.50%        0.08%    22.26%
   2002.............................................. 1,979,892    10.45    20,690     1.50%        0.31%   (15.15)%
   2001..............................................   603,771    12.31     7,432     1.50%        1.00%     8.31%
 Total Return Fund
   2004.............................................. 1,323,234    11.62    15,373     1.50%        1.85%     6.57%
   2003..............................................   614,846    10.90     6,702     1.50%        1.69%     9.00%
 U.S. Equity Fund
   2004.............................................. 1,884,506     9.13    17,204     1.50%        1.30%     6.54%
   2003.............................................. 2,081,073     8.57    17,831     1.50%        1.00%    21.43%
   2002.............................................. 1,679,606     7.06    11,858     1.50%        0.92%   (20.48)%
   2001..............................................   596,270     8.87     5,289     1.50%        0.78%    (9.85)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Value Equity Fund
   2004.......................................... 1,309,833   $ 9.56   $12,521     1.50%        1.28%     7.93%
   2003.......................................... 1,290,905     8.86    11,434     1.50%        1.55%    22.19%
   2002..........................................   886,780     7.25     6,429     1.50%        1.11%   (18.80)%
   2001..........................................   321,742     8.93     2,873     1.50%        1.35%   (10.13)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   122,102    13.47     1,645     1.50%        0.00%     7.15%
   2003..........................................    76,470    12.57       961     1.50%        0.00%    25.70%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 5,770,002     9.90    57,108     1.50%        2.25%     6.67%
   2003.......................................... 6,256,244     9.28    58,049     1.50%        1.95%    12.02%
   2002.......................................... 4,985,061     8.28    41,276     1.50%        2.24%    (8.07)%
   2001.......................................... 2,682,847     9.01    24,172     1.50%        1.81%    (6.34)%
 Capital Appreciation Portfolio -- Service Shares
   2004.......................................... 1,543,318     7.41    11,437     1.50%        0.03%    16.20%
   2003.......................................... 1,782,763     6.38    11,370     1.50%        0.24%    18.43%
   2002.......................................... 1,974,833     5.39    10,644     1.50%        0.31%   (17.19)%
   2001.......................................... 1,732,144     6.50    11,259     1.50%        0.31%   (23.01)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   426,999     8.53     3,642     1.50%        0.00%    12.51%
   2003..........................................   478,853     7.58     3,630     1.50%        0.00%    24.30%
   2002..........................................   559,790     6.10     3,415     1.50%        0.00%   (30.61)%
   2001..........................................   490,003     8.79     4,307     1.50%        0.00%   (18.01)%
 Global Technology Portfolio -- Service Shares
   2004..........................................   963,374     3.42     3,293     1.50%        0.00%    (0.94)%
   2003.......................................... 1,112,740     3.45     3,840     1.50%        0.00%    44.28%
   2002.......................................... 1,071,043     2.39     2,560     1.50%        0.00%   (41.82)%
   2001..........................................   972,418     4.11     3,997     1.50%        0.00%   (38.26)%
 Growth Portfolio -- Service Shares
   2004.......................................... 1,455,038     5.91     8,599     1.50%        0.00%     2.64%
   2003.......................................... 1,863,544     5.76    10,730     1.50%        0.00%    29.52%
   2002.......................................... 2,035,353     4.45     9,057     1.50%        0.00%   (27.82)%
   2001.......................................... 1,965,673     6.16    12,109     1.50%        0.00%   (26.03)%
 International Growth Portfolio -- Service Shares
   2004.......................................... 1,645,439     6.92    11,385     1.50%        0.86%    16.91%
   2003.......................................... 1,930,931     5.92    11,428     1.50%        1.16%    32.52%
   2002.......................................... 1,779,820     4.47     7,956     1.50%        0.90%   (26.87)%
   2001.......................................... 1,007,056     6.11     6,153     1.50%        0.35%   (24.59)%
 Mid Cap Growth Portfolio -- Service Shares
   2004.......................................... 1,906,646     4.41     8,416     1.50%        0.00%    18.67%
   2003.......................................... 2,012,209     3.72     7,485     1.50%        0.00%    32.74%
   2002.......................................... 2,245,993     2.80     6,289     1.50%        0.00%   (29.20)%
   2001.......................................... 1,979,779     3.96     7,840     1.50%        0.00%   (40.50)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Service Shares
   2004.......................................... 1,951,656   $ 5.72   $11,167     1.50%        0.87%     2.96%
   2003.......................................... 2,228,431     5.56    12,384     1.50%        0.83%    21.83%
   2002.......................................... 2,503,755     4.56    11,417     1.50%        0.61%   (26.82)%
   2001.......................................... 2,117,193     6.23    13,190     1.50%        0.12%   (23.79)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004..........................................     3,284    10.69        35     1.50%        4.90%     2.73%
   2003..........................................     3,051    10.41        32     1.50%        3.62%     2.16%
   2002..........................................       378    10.19         4     1.50%        0.00%     1.84%
 International Equity Portfolio
   2004..........................................       427    15.02         6     1.50%        0.43%    16.59%
   2003..........................................        24    12.88         1     1.50%        0.32%    30.47%
 Mid Cap Value Portfolio
   2004..........................................     2,771    15.47        43     1.50%        0.66%    19.24%
   2003..........................................     1,288    12.97        17     1.50%        0.41%    27.68%
   2002..........................................       368    10.16         4     1.50%        0.00%     1.55%
 Small Company Portfolio
   2004..........................................       372    16.13         6     1.50%        0.00%    25.26%
 U.S. Large Cap Core Equity Portfolio
   2004..........................................       449    13.36         6     1.50%        0.00%     7.85%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004..........................................    53,823    10.87       585     1.50%        2.26%     8.75%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     3,550    10.86        39     1.50%        0.17%     8.61%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................    30,059    11.21       337     1.50%       19.09%    12.13%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004.......................................... 1,938,611     6.14    11,910     1.50%        0.00%     7.35%
   2003.......................................... 2,370,780     5.72    13,568     1.50%        0.00%    20.77%
   2002.......................................... 2,157,083     4.74    10,225     1.50%        0.00%   (28.80)%
   2001.......................................... 1,370,095     6.66     9,125     1.50%        0.05%   (25.97)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004.......................................... 1,160,042     8.30     9,628     1.50%        0.44%     9.46%
   2003.......................................... 1,311,182     7.58     9,942     1.50%        0.44%    20.01%
   2002.......................................... 1,008,165     6.32     6,372     1.50%        0.44%   (22.34)%
   2001..........................................   591,306     8.14     4,813     1.50%        0.21%   (17.37)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................ 1,867,578   $ 7.73   $14,444     1.50%        0.00%     4.62%
   2003............................................ 2,279,851     7.39    16,854     1.50%        0.00%    31.43%
   2002............................................ 1,656,107     5.62     9,307     1.50%        0.00%   (32.83)%
   2001............................................   643,039     8.37     5,382     1.50%        0.00%    (6.68)%
 MFS(R) Total Return Series -- Service Class Shares
   2004............................................     2,381    12.53        30     1.50%        1.53%     9.36%
   2003............................................     2,387    11.46        27     1.50%        1.64%    14.27%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................ 1,677,092     9.87    16,559     1.50%        1.26%    27.90%
   2003............................................ 1,772,464     7.72    13,683     1.50%        2.09%    33.54%
   2002............................................ 1,379,854     5.78     7,976     1.50%        2.45%   (24.06)%
   2001............................................   973,433     7.61     7,408     1.50%        1.81%   (25.59)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................   633,968    13.76     8,723     1.50%        0.00%    11.34%
   2003............................................   406,446    12.36     5,023     1.50%        0.00%    23.58%
 Nations Marsico International Opportunities
   Portfolio
   2004............................................   630,057    15.37     9,686     1.50%        0.53%    14.85%
   2003............................................   230,441    13.39     3,085     1.50%        0.01%    33.86%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004............................................    39,375    14.11       556     1.50%        0.00%    17.64%
   2003............................................    31,218    12.00       375     1.50%        0.00%    19.98%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004............................................    98,816    10.95     1,082     1.50%        0.00%     9.46%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004............................................   162,335    13.40     2,175     1.50%        0.20%     5.02%
   2003............................................   123,947    12.76     1,581     1.50%        0.00%    28.73%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................ 4,391,948    10.26    45,057     1.50%        1.10%    17.10%
   2003............................................ 3,920,479     8.76    34,348     1.50%        0.56%    40.72%
   2002............................................ 2,869,699     6.23    17,878     1.50%        0.39%   (23.53)%
   2001............................................ 1,175,084     8.14     9,565     1.50%        0.19%   (13.50)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................ 2,970,641     8.52    25,322     1.50%        0.69%     7.51%
   2003............................................ 3,157,518     7.93    25,035     1.50%        0.77%    24.54%
   2002............................................ 2,417,368     6.37    15,399     1.50%        0.57%   (20.25)%
   2001............................................ 1,249,865     7.98     9,974     1.50%        0.20%   (11.63)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VI:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   361,665   $15.72   $ 5,687     1.50%        0.00%    17.39%
   2003.............................................   153,150    13.39     2,051     1.50%        0.00%    42.08%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   434,475    12.29     5,340     1.50%        3.12%     3.98%
   2003.............................................   467,831    11.82     5,530     1.50%        2.67%     0.73%
   2002.............................................   332,618    11.74     3,905     1.50%        3.57%     6.57%
   2001.............................................    60,992    11.01       672     1.50%        4.24%     5.97%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 2,804,221    12.72    35,663     1.50%        6.62%     7.90%
   2003............................................. 3,059,826    11.79    36,065     1.50%        7.39%    21.01%
   2002............................................. 1,559,690     9.74    15,191     1.50%        8.21%    (2.67)%
   2001.............................................   455,975    10.01     4,564     1.50%        8.36%     0.81%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,554,613    14.54    22,610     1.50%        4.15%     5.95%
   2003............................................. 1,894,983    13.73    26,012     1.50%        3.05%     2.34%
   2002............................................. 2,265,357    13.41    30,378     1.50%        7.19%    15.82%
   2001.............................................   734,864    11.58     8,510     1.50%        4.95%     4.26%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 7,036,237    12.97    91,243     1.50%        2.55%     3.32%
   2003............................................. 7,871,654    12.55    98,801     1.50%        2.87%     3.46%
   2002............................................. 6,050,592    12.13    73,394     1.50%        4.44%     7.43%
   2001............................................. 1,662,057    11.29    18,765     1.50%        4.69%     6.74%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................     8,957    14.01       126     1.50%        0.00%    13.65%
   2003.............................................     1,058    12.33        13     1.50%        0.00%    23.31%
 Jennison Portfolio -- Class II Shares
   2004.............................................     9,471    13.04       124     1.50%        0.06%     7.58%
   2003.............................................     1,465    12.12        18     1.50%        0.00%    21.24%
Rydex Variable Trust:
 OTC Fund
   2004............................................. 1,437,477     3.61     5,194     1.50%        0.00%     7.71%
   2003............................................. 2,012,893     3.35     6,752     1.50%        0.00%    43.24%
   2002............................................. 1,244,185     2.34     2,911     1.50%        0.00%   (39.77)%
   2001.............................................   985,138     3.89     3,832     1.50%        0.00%   (36.16)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.............................................   256,500    13.76     3,530     1.50%        0.22%     6.45%
   2003.............................................   227,655    12.93     2,943     1.50%        0.00%    29.29%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VI:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
Scudder Variable Series II:
 Scudder Technology Growth Portfolio --
   Class B Shares
   2004...............................................        39   $14.97   $     1     1.50%        0.00%    (0.04)%
   2003...............................................       115    14.98         2     1.50%        0.00%    43.99%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................... 2,063,852    11.99    24,739     1.50%        0.64%    15.67%
   2003............................................... 1,196,175    10.36    12,396     1.50%        0.38%    28.81%
   2002...............................................   221,211     8.05     1,781     1.50%        0.00%   (20.65)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   460,774     9.56     4,405     1.50%        0.00%     5.18%
   2003...............................................   398,198     9.09     3,620     1.50%        0.00%    25.13%
   2002...............................................    74,860     7.26       543     1.50%        0.00%   (33.67)%

Type VII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................   243,024    14.04     3,412     1.70%        0.00%     8.95%
   2003...............................................    60,892    12.89       785     1.70%        0.00%    28.86%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004...............................................   739,787     6.11     4,517     1.70%        0.00%     4.81%
   2003...............................................   753,640     5.83     4,391     1.70%        0.00%    27.32%
   2002...............................................   490,960     4.58     2,249     1.70%        0.00%   (25.64)%
   2001...............................................   409,321     6.15     2,517     1.70%        0.00%   (24.59)%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................   415,235     4.55     1,889     1.70%        0.00%     6.39%
   2003...............................................   499,360     4.28     2,135     1.70%        0.00%    29.01%
   2002...............................................   429,559     3.31     1,422     1.70%        0.00%   (32.15)%
   2001...............................................   351,148     4.88     1,714     1.70%        0.38%   (35.02)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................     9,877    10.63       105     1.70%        0.62%     6.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................   830,798     6.39     5,310     1.70%        0.44%     3.97%
   2003............................................... 1,001,733     6.15     6,157     1.70%        0.31%    22.96%
   2002............................................... 1,063,872     5.00     5,319     1.70%        0.37%   (31.45)%
   2001...............................................   818,340     7.29     5,966     1.70%        0.26%   (14.06)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 2,489,918    11.47    28,548     1.70%        0.74%     9.33%
   2003............................................... 2,585,197    10.49    27,110     1.70%        0.82%    29.94%
   2002............................................... 1,951,504     8.07    15,749     1.70%        0.55%   (23.59)%
   2001...............................................   825,837    10.56     8,721     1.70%        0.42%    (1.56)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s   Net Assets     Ratio     Return
---------                                           --------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2004............................................     4,986   $10.54   $   53     1.70%        0.00%     5.37%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004............................................   952,418     5.71    5,441     1.70%        0.00%     6.50%
   2003............................................ 1,076,259     5.36    5,773     1.70%        0.00%    21.27%
   2002............................................ 1,159,015     4.42    5,123     1.70%        0.00%   (32.02)%
   2001............................................   813,964     6.51    5,299     1.70%        0.00%   (18.81)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004............................................   185,390     8.14    1,509     1.70%        0.00%    12.44%
   2003............................................   196,320     7.24    1,421     1.70%        0.00%    46.15%
   2002............................................   134,844     4.95      667     1.70%        0.00%   (33.22)%
   2001............................................    62,503     7.42      464     1.70%        0.00%   (14.35)%
 AllianceBernstein Technology Portfolio -- Class B
   2004............................................    24,392    13.94      340     1.70%        0.00%     3.30%
   2003............................................    10,640    13.50      144     1.70%        0.00%    41.35%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004............................................   118,886     5.91      703     1.70%        0.39%     4.40%
   2003............................................   137,028     5.66      776     1.70%        0.11%    23.86%
   2002............................................   146,590     4.57      670     1.70%        0.24%   (30.16)%
   2001............................................   127,492     6.55      835     1.70%        0.08%   (23.90)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................   560,106    10.19    5,707     1.70%        2.99%     1.08%
   2003............................................   132,120    10.08    1,332     1.70%        2.23%     1.21%
   2002............................................       208     9.96        2     1.70%        0.00%    (0.41)%
 VT Worldwide Health Sciences Fund
   2004............................................    87,810    13.38    1,175     1.70%        0.00%     4.43%
   2003............................................    61,139    12.81      783     1.70%        0.00%    27.77%
   2002............................................     3,029    10.03       30     1.70%        0.00%    (0.29)%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004............................................       378    10.61        4     1.70%        0.00%     6.11%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................   674,150    11.84    7,981     1.70%        6.83%     8.29%
   2003............................................   705,085    10.93    7,709     1.70%        6.21%    19.72%
   2002............................................   368,364     9.13    3,363     1.70%        8.49%    (0.49)%
   2001............................................   143,887     9.16    1,318     1.70%        4.03%    (0.36)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   327,625   $14.96   $ 4,900     1.70%        0.00%    12.54%
   2003............................................   150,615    13.29     2,002     1.70%        0.00%    32.91%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    28,367    10.35       293     1.70%        0.00%     3.45%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 2,009,536    10.22    20,531     1.70%        0.19%    13.20%
   2003............................................ 1,707,386     9.03    15,409     1.70%        0.25%    26.02%
   2002............................................   918,624     7.16     6,577     1.70%        0.58%   (11.14)%
   2001............................................   476,256     8.06     3,839     1.70%        0.25%   (13.97)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................    47,213    11.77       556     1.70%        0.00%    (0.44)%
   2003............................................     1,184    11.82        14     1.70%        0.00%    18.23%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 2,170,766    11.70    25,389     1.70%        1.35%     9.34%
   2003............................................ 2,023,475    10.70    21,644     1.70%        1.40%    27.82%
   2002............................................ 1,288,935     8.37    10,788     1.70%        1.20%   (18.56)%
   2001............................................   570,855    10.28     5,868     1.70%        0.26%    (6.85)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................   673,342     8.99     6,052     1.70%        0.74%     3.73%
   2003............................................   661,374     8.66     5,730     1.70%        0.90%    21.35%
   2002............................................   503,223     7.14     3,593     1.70%        1.15%   (18.26)%
   2001............................................   280,032     8.74     2,447     1.70%        0.45%   (10.56)%
 VIP Growth Portfolio -- Service Class 2
   2004............................................ 1,558,308     6.13     9,546     1.70%        0.13%     1.37%
   2003............................................ 1,629,161     6.04     9,846     1.70%        0.10%    30.29%
   2002............................................   974,269     4.64     4,521     1.70%        0.12%   (31.48)%
   2001............................................   603,088     6.77     4,083     1.70%        0.02%   (19.27)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................ 1,684,293    14.94    25,165     1.70%        0.00%    22.54%
   2003............................................ 1,539,654    12.19    18,773     1.70%        0.21%    35.90%
   2002............................................   889,218     8.97     7,976     1.70%        0.67%   (11.56)%
   2001............................................   403,825    10.14     4,096     1.70%        0.00%    (5.16)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004............................................    19,598    11.25       221     1.70%        0.00%    12.55%
GE Investments Funds, Inc.:
 Income Fund
   2004............................................   769,960    11.00     8,473     1.70%        4.53%     1.66%
   2003............................................   693,037    10.82     7,502     1.70%        3.51%     1.84%
   2002............................................   216,173    10.63     2,298     1.70%        3.97%     8.02%
 Mid-Cap Equity Fund
   2004............................................ 1,211,437    13.98    16,934     1.70%        1.04%    14.05%
   2003............................................ 1,248,595    12.26    15,303     1.70%        1.42%    30.68%
   2002............................................   785,521     9.38     7,368     1.70%        0.84%   (15.23)%
   2001............................................   319,791    11.06     3,537     1.70%        0.92%    (1.39)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VII:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                         --------- ---------- ------- ------------- ---------- ------
 Money Market Fund
   2004.......................................... 1,359,548   $10.25   $13,941     1.70%        0.96%    (0.76)%
   2003.......................................... 1,519,238    10.33    15,698     1.70%        0.82%    (0.93)%
   2002.......................................... 1,689,357    10.43    17,620     1.70%        1.49%    (0.25)%
   2001..........................................   671,871    10.46     7,028     1.70%        3.77%     2.19%
 Premier Growth Equity Fund
   2004.......................................... 1,196,020     8.73    10,445     1.70%        0.61%     5.21%
   2003.......................................... 1,138,946     8.30     9,454     1.70%        0.21%    26.73%
   2002..........................................   454,718     6.55     2,978     1.70%        0.05%   (22.36)%
   2001..........................................   203,781     8.44     1,720     1.70%        0.11%   (10.69)%
 Real Estate Securities Fund
   2004..........................................   282,415    16.23     4,583     1.70%        6.13%    30.12%
   2003..........................................    75,216    12.47       938     1.70%        3.71%    24.71%
 S&P 500(R) Index Fund
   2004.......................................... 3,703,435     8.14    30,148     1.70%        1.59%     8.58%
   2003.......................................... 3,607,380     7.50    27,045     1.70%        1.39%    26.10%
   2002.......................................... 2,153,221     5.95    12,812     1.70%        1.19%   (23.69)%
   2001.......................................... 1,104,277     7.79     8,602     1.70%        0.99%   (13.77)%
 Small-Cap Value Equity Fund
   2004..........................................   983,471    14.35    14,116     1.70%        6.53%    13.19%
   2003..........................................   917,681    12.68    11,636     1.70%        0.08%    22.01%
   2002..........................................   528,246    10.39     5,488     1.70%        0.31%   (15.32)%
   2001..........................................   181,000    12.27     2,221     1.70%        1.00%     8.09%
 Total Return Fund
   2004.......................................... 2,389,192    12.14    29,010     1.70%        1.85%     6.35%
   2003..........................................   492,594    11.42     5,624     1.70%        1.69%    14.17%
 U.S. Equity Fund
   2004.......................................... 1,249,399     9.05    11,302     1.70%        1.30%     6.33%
   2003.......................................... 1,186,382     8.51    10,093     1.70%        1.00%    21.18%
   2002..........................................   791,025     7.02     5,553     1.70%        0.92%   (20.64)%
   2001..........................................   374,328     8.85     3,313     1.70%        0.78%   (10.04)%
 Value Equity Fund
   2004..........................................   683,944     9.47     6,479     1.70%        1.28%     7.71%
   2003..........................................   629,017     8.79     5,532     1.70%        1.55%    21.95%
   2002..........................................   400,281     7.21     2,886     1.70%        1.11%   (18.97)%
   2001..........................................   172,412     8.90     1,534     1.70%        1.35%   (10.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................    40,148    13.42       539     1.70%        0.00%     6.94%
   2003..........................................    17,895    12.55       225     1.70%        0.00%    25.53%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 2,632,474     9.81    25,817     1.70%        2.25%     6.45%
   2003.......................................... 2,748,253     9.21    25,319     1.70%        1.95%    11.79%
   2002.......................................... 1,917,665     8.24    15,802     1.70%        2.24%    (8.26)%
   2001..........................................   972,626     8.98     8,734     1.70%        1.81%    (6.53)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                             Net Assets     Expenses as a Investment
                                                          ----------------- % of Average    Income    Total
Type VII:                                          Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                         ------- ---------- ------ ------------- ---------- ------
 Capital Appreciation Portfolio -- Service Shares
   2004.......................................... 500,456   $ 7.34   $3,675     1.70%        0.03%    15.96%
   2003.......................................... 537,768     6.33    3,405     1.70%        0.24%    18.19%
   2002.......................................... 425,478     5.36    2,281     1.70%        0.31%   (17.36)%
   2001.......................................... 362,926     6.48    2,352     1.70%        0.31%   (23.17)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................  95,439     8.45      807     1.70%        0.00%    12.28%
   2003.......................................... 100,391     7.53      756     1.70%        0.00%    24.05%
   2002.......................................... 101,020     6.07      613     1.70%        0.00%   (30.75)%
   2001.......................................... 103,526     8.76      907     1.70%        0.00%   (18.18)%
 Global Technology Portfolio -- Service Shares
   2004.......................................... 256,228     3.39      868     1.70%        0.00%    (1.14)%
   2003.......................................... 467,996     3.43    1,604     1.70%        0.00%    43.99%
   2002.......................................... 318,267     2.38      757     1.70%        0.00%   (41.94)%
   2001.......................................... 185,853     4.10      762     1.70%        0.00%   (38.39)%
 Growth Portfolio -- Service Shares
   2004.......................................... 487,411     5.86    2,854     1.70%        0.00%     2.43%
   2003.......................................... 585,098     5.72    3,345     1.70%        0.00%    29.26%
   2002.......................................... 609,116     4.42    2,692     1.70%        0.00%   (27.97)%
   2001.......................................... 521,222     6.14    3,200     1.70%        0.00%   (26.19)%
 International Growth Portfolio -- Service Shares
   2004.......................................... 544,891     6.86    3,736     1.70%        0.86%    16.67%
   2003.......................................... 593,422     5.88    3,487     1.70%        1.16%    32.25%
   2002.......................................... 447,171     4.44    1,985     1.70%        0.90%   (27.02)%
   2001.......................................... 264,963     6.09    1,614     1.70%        0.35%   (24.74)%
 Mid Cap Growth Portfolio -- Service Shares
   2004.......................................... 484,273     4.37    2,118     1.70%        0.00%    18.43%
   2003.......................................... 488,442     3.69    1,804     1.70%        0.00%    32.48%
   2002.......................................... 458,916     2.79    1,280     1.70%        0.00%   (29.34)%
   2001.......................................... 386,562     3.95    1,527     1.70%        0.00%   (40.63)%
 Worldwide Growth Portfolio -- Service Shares
   2004.......................................... 658,083     5.67    3,731     1.70%        0.87%     2.75%
   2003.......................................... 831,929     5.52    4,590     1.70%        0.83%    21.58%
   2002.......................................... 844,883     4.54    3,836     1.70%        0.61%   (26.97)%
   2001.......................................... 629,158     6.21    3,907     1.70%        0.12%   (23.94)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004..........................................  69,705    10.86      757     1.70%        2.26%     8.60%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................   9,908    10.85      107     1.70%        0.17%     8.46%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................  21,959    11.20      246     1.70%       19.09%    11.98%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004............................................... 595,693   $ 6.09   $3,626     1.70%        0.00%     7.13%
   2003............................................... 736,265     5.68    4,184     1.70%        0.00%    20.52%
   2002............................................... 576,645     4.71    2,716     1.70%        0.00%   (28.95)%
   2001............................................... 331,541     6.64    2,201     1.70%        0.05%   (26.12)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004............................................... 519,243     8.22    4,270     1.70%        0.44%     9.24%
   2003............................................... 492,435     7.53    3,707     1.70%        0.44%    19.77%
   2002............................................... 376,910     6.29    2,371     1.70%        0.44%   (22.50)%
   2001............................................... 241,953     8.11    1,962     1.70%        0.21%   (17.54)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004............................................... 563,369     7.66    4,317     1.70%        0.00%     4.40%
   2003............................................... 781,828     7.34    5,739     1.70%        0.00%    31.16%
   2002............................................... 411,289     5.60    2,303     1.70%        0.00%   (32.96)%
   2001............................................... 155,938     8.35    1,302     1.70%        0.00%    (6.88)%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................... 758,073     9.78    7,417     1.70%        1.26%    27.64%
   2003............................................... 730,480     7.66    5,599     1.70%        2.09%    33.27%
   2002............................................... 501,656     5.75    2,885     1.70%        2.45%   (24.21)%
   2001............................................... 303,903     7.59    2,307     1.70%        1.81%   (25.74)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................... 459,409    13.71    6,300     1.70%        0.00%    11.11%
   2003............................................... 290,217    12.34    3,582     1.70%        0.00%    23.41%
 Nations Marsico International Opportunities Portfolio
   2004............................................... 311,963    15.32    4,780     1.70%        0.53%    14.61%
   2003............................................... 115,018    13.37    1,538     1.70%        0.01%    33.68%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................  32,334    14.02      453     1.70%        0.00%    17.40%
   2003...............................................  17,789    11.94      212     1.70%        0.00%    23.34%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  92,893    10.93    1,015     1.70%        0.00%     9.31%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004............................................... 153,599    13.04    2,003     1.70%        0.20%     4.80%
   2003...............................................  56,951    12.44      709     1.70%        0.00%    28.47%
   2002...............................................     100     9.69        1     1.70%        0.00%    (3.13)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VII:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................. 1,576,650   $10.17   $16,027     1.70%        1.10%    16.86%
   2003............................................. 1,142,590     8.70     9,939     1.70%        0.56%    40.43%
   2002.............................................   691,046     6.19     4,278     1.70%        0.39%   (23.69)%
   2001.............................................   276,877     8.12     2,248     1.70%        0.19%   (13.68)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................. 1,334,756     8.45    11,274     1.70%        0.69%     7.29%
   2003............................................. 1,385,950     7.87    10,911     1.70%        0.77%    24.29%
   2002............................................. 1,005,473     6.33     6,365     1.70%        0.57%   (20.41)%
   2001.............................................   473,200     7.95     3,762     1.70%        0.20%   (11.81)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   299,183    15.61     4,670     1.70%        0.00%    17.15%
   2003.............................................   120,040    13.32     1,599     1.70%        0.00%    41.79%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   131,657    12.18     1,604     1.70%        3.12%     3.77%
   2003.............................................   154,491    11.74     1,813     1.70%        2.67%     0.52%
   2002.............................................    82,184    11.68       960     1.70%        3.57%     6.35%
   2001.............................................    16,136    10.98       177     1.70%        4.24%     5.76%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 1,529,658    12.60    19,276     1.70%        6.62%     7.68%
   2003............................................. 1,522,099    11.70    17,813     1.70%        7.39%    20.76%
   2002.............................................   541,743     9.69     5,249     1.70%        8.21%    (2.87)%
   2001.............................................   207,597     9.98     2,072     1.70%        8.36%     0.60%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,080,903    14.41    15,577     1.70%        4.15%     5.74%
   2003............................................. 1,205,322    13.63    16,428     1.70%        3.05%     2.13%
   2002............................................. 1,088,846    13.35    14,536     1.70%        7.19%    15.58%
   2001.............................................   386,285    11.55     4,462     1.70%        4.95%     4.05%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 4,038,116    12.85    51,888     1.70%        2.55%     3.11%
   2003............................................. 4,353,956    12.46    54,261     1.70%        2.87%     3.25%
   2002............................................. 2,751,630    12.07    33,212     1.70%        4.44%     7.22%
   2001.............................................   810,937    11.26     9,131     1.70%        4.69%     6.52%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004.............................................     4,228    13.00        55     1.70%        0.06%     7.36%
   2003.............................................     1,832    12.11        22     1.70%        0.00%    21.08%
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................     6,289    13.97        88     1.70%        0.00%    13.42%
   2003.............................................     2,027    12.31        25     1.70%        0.00%    23.14%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type VII:                                          Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                        ---------- ---------- -------- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2004.........................................    524,995   $ 3.58   $  1,880     1.70%        0.00%     7.49%
   2003.........................................    825,009     3.33      2,748     1.70%        0.00%    42.95%
   2002.........................................    329,408     2.33        768     1.70%        0.00%   (39.89)%
   2001.........................................    239,875     3.88        931     1.70%        0.00%   (36.29)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund --
   Class II
   2004.........................................    216,563    13.72      2,971     1.70%        0.22%     6.24%
   2003.........................................    112,510    12.91      1,453     1.70%        0.00%    29.12%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.........................................  1,231,035    11.92     14,676     1.70%        0.64%    15.43%
   2003.........................................    667,800    10.33      6,897     1.70%        0.38%    28.55%
   2002.........................................    130,719     8.03      1,050     1.70%        0.00%   (20.81)%
 Emerging Growth Portfolio -- Class II Shares
   2004.........................................    179,786     9.51      1,710     1.70%        0.00%     4.96%
   2003.........................................    162,892     9.06      1,476     1.70%        0.00%    24.88%
   2002.........................................     28,218     7.25        205     1.70%        0.00%   (33.80)%

Type VIII:
----------
GE Investments Funds, Inc.:
 Total Return Fund
   2004......................................... 11,448,155    11.62    133,002     1.50%        1.85%     6.57%
   2003.........................................  4,540,351    10.90     49,490     1.50%        1.69%    18.48%
   2002.........................................    616,931     9.20      5,676     1.50%        2.28%    (8.01)%

Type IX:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004.........................................    583,088    14.10      8,221     1.45%        0.00%     9.23%
   2003.........................................    197,609    12.91      2,551     1.45%        0.00%    29.08%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004.........................................    123,237    12.90      1,589     1.45%        0.00%     5.08%
   2003.........................................     56,467    12.27        693     1.45%        0.00%    22.74%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004.........................................      4,910    10.63         52     1.45%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004.........................................     65,462    12.29        805     1.45%        0.44%     4.24%
   2003.........................................     38,071    11.79        449     1.45%        0.31%    17.91%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 1,164,217   $13.48   $15,695     1.45%        0.74%    9.61%
   2003...............................................   564,218    12.30     6,940     1.45%        0.82%   22.99%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    11,495    10.54       121     1.45%        0.00%    5.40%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................   155,295    12.28     1,907     1.45%        0.00%    6.77%
   2003...............................................    73,654    11.50       847     1.45%        0.00%   14.99%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   130,615    13.65     1,783     1.45%        0.00%    3.56%
   2003...............................................    72,698    13.18       958     1.45%        0.00%   31.83%
American Century Variable Portfolios, Inc.
 VP Ultra Fund -- Class I
   2004...............................................       106    12.88         1     1.45%        0.00%    9.07%
 VP Value Fund -- Class I
   2004...............................................     1,208    14.00        17     1.45%        0.00%   12.68%
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004...............................................        98    14.24         1     1.45%        0.39%   12.82%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 1,074,991    10.27    11,045     1.45%        2.99%    1.34%
   2003...............................................   352,412    10.14     3,573     1.45%        2.23%    1.39%
 VT Worldwide Health Sciences Fund
   2004...............................................   219,226    12.47     2,733     1.45%        0.00%    4.70%
   2003...............................................   126,289    11.91     1,504     1.45%        0.00%   19.06%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................   428,789    11.93     5,117     1.45%        6.83%    8.56%
   2003...............................................   171,365    10.99     1,884     1.45%        6.21%    9.92%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................   766,068    15.02    11,506     1.45%        0.00%   12.82%
   2003...............................................   256,511    13.31     3,415     1.45%        0.00%   33.13%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................    70,664    10.36       732     1.45%        0.00%    3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 1,335,660    14.07    18,789     1.45%        0.19%   13.49%
   2003...............................................   413,897    12.40     5,130     1.45%        0.25%   23.95%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type IX:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004.............................................    35,327   $11.82   $   418     1.45%        0.00%   (0.19)%
   2003.............................................    10,231    11.84       121     1.45%        0.00%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................. 1,271,270    13.79    17,535     1.45%        1.35%    9.62%
   2003.............................................   570,477    12.58     7,178     1.45%        1.40%   25.83%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................   364,733    11.91     4,344     1.45%        0.74%    3.99%
   2003.............................................   163,238    11.45     1,869     1.45%        0.90%   14.51%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................   560,577    12.66     7,094     1.45%        0.13%    1.63%
   2003.............................................   357,532    12.45     4,452     1.45%        0.10%   24.53%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................. 1,213,459    17.11    20,767     1.45%        0.00%   22.85%
   2003.............................................   573,236    13.93     7,985     1.45%        0.21%   39.31%
 VIP Value Strategies Portfolio -- Service Class 2
   2004.............................................    58,889    11.27       664     1.45%        0.00%   12.74%
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004.............................................        97    12.79         1     1.45%        0.55%    6.37%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004.............................................       381    15.33         6     1.45%        1.16%   16.81%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................   886,615    10.23     9,067     1.45%        4.53%    1.92%
   2003.............................................   401,810    10.03     4,032     1.45%        3.51%    0.34%
 Mid-Cap Equity Fund
   2004.............................................   700,830    14.75    10,340     1.45%        1.04%   14.34%
   2003.............................................   338,175    12.90     4,363     1.45%        1.42%   29.03%
 Money Market Fund
   2004............................................. 1,387,666     9.90    13,734     1.45%        0.96%   (0.51)%
   2003.............................................   635,992     9.95     6,327     1.45%        0.82%   (0.52)%
 Premier Growth Equity Fund
   2004............................................. 1,040,075    12.77    13,285     1.45%        0.61%    5.48%
   2003.............................................   515,742    12.11     6,245     1.45%        0.21%   21.09%
 Real Estate Securities Fund
   2004.............................................   521,727    16.30     8,502     1.45%        6.13%   30.45%
   2003.............................................   194,020    12.49     2,424     1.45%        3.71%   24.92%
 S&P 500(R) Index Fund
   2004............................................. 1,881,365    13.22    24,864     1.45%        1.59%    8.86%
   2003.............................................   873,981    12.14    10,610     1.45%        1.39%   21.40%
 Small-Cap Value Equity Fund
   2004.............................................   689,460    14.56    10,037     1.45%        6.53%   13.48%
   2003.............................................   333,700    12.83     4,281     1.45%        0.08%   28.28%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income   Total
Type IX:                                            Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2004.......................................... 5,993,939   $12.19   $73,088     1.45%        1.85%    6.62%
   2003.......................................... 1,658,489    11.44    18,967     1.45%        1.69%   14.37%
 U.S. Equity Fund
   2004..........................................   544,736    12.52     6,821     1.45%        1.30%    6.60%
   2003..........................................   246,040    11.75     2,890     1.45%        1.00%   17.47%
 Value Equity Fund
   2004..........................................   315,289    12.81     4,040     1.45%        1.28%    7.98%
   2003..........................................   130,426    11.87     1,548     1.45%        1.55%   18.66%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   132,447    13.48     1,785     1.45%        0.00%    7.21%
   2003..........................................    42,051    12.57       529     1.45%        0.00%   25.74%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004..........................................   792,568    11.66     9,240     1.45%        2.25%    6.72%
   2003..........................................   323,459    10.92     3,533     1.45%        1.95%    9.24%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   167,326    13.55     2,268     1.45%        0.03%   16.26%
   2003..........................................    65,234    11.66       760     1.45%        0.24%   16.56%
 International Growth Portfolio -- Service Shares
   2004..........................................   219,326    15.86     3,479     1.45%        0.86%   16.97%
   2003..........................................    84,483    13.56     1,146     1.45%        1.16%   35.60%
J.P. Morgan Series Trust II
 Bond Portfolio
   2004..........................................     1,580    10.29        16     1.45%        4.90%    2.78%
 Mid Cap Value Portfolio
   2004..........................................        62    14.69         1     1.45%        0.66%   19.30%
 Small Company Portfolio
   2004..........................................        96    16.52         2     1.45%        0.00%   25.33%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004..........................................    66,522    10.88       724     1.45%        2.26%    8.78%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     4,923    10.86        53     1.45%        0.17%    8.65%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................    26,783    11.22       300     1.45%       19.09%   12.17%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004..........................................   337,869    12.32     4,162     1.45%        0.00%    7.41%
   2003..........................................   164,342    11.47     1,885     1.45%        0.00%   14.69%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................   187,963   $12.79   $ 2,404     1.45%        0.44%    9.51%
   2003...............................................    97,273    11.68     1,136     1.45%        0.44%   16.77%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004...............................................   356,422    13.33     4,751     1.45%        0.00%    4.67%
   2003...............................................   193,803    12.74     2,468     1.45%        0.00%   27.35%
 MFS(R) Total Return Series -- Service Class Shares
   2004...............................................       112    12.30         1     1.45%        1.53%   23.04%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................   287,700    15.72     4,524     1.45%        1.26%   27.96%
   2003...............................................   125,205    12.29     1,538     1.45%        2.09%   22.88%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................   981,068    13.77    13,510     1.45%        0.00%   11.40%
   2003...............................................   346,671    12.36     4,286     1.45%        0.00%   23.62%
 Nations Marsico International Opportunities
   Portfolio
   2004...............................................   683,421    15.39    10,515     1.45%        0.53%   14.90%
   2003...............................................   155,646    13.39     2,084     1.45%        0.01%   33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004...............................................   120,375    14.13     1,700     1.45%        0.00%   17.70%
   2003...............................................    65,369    12.00       785     1.45%        0.00%   20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................   128,089    10.95     1,403     1.45%        0.00%    9.49%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004...............................................   347,394    12.93     4,493     1.45%        0.20%    5.07%
   2003...............................................   183,859    12.31     2,263     1.45%        0.00%   23.09%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004...............................................   816,503    16.57    13,527     1.45%        1.10%   17.15%
   2003...............................................   352,598    14.14     4,986     1.45%        0.56%   41.41%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004...............................................   473,776    13.01     6,163     1.45%        0.69%    7.56%
   2003...............................................   194,738    12.09     2,355     1.45%        0.77%   20.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   493,066    16.10     7,939     1.45%        0.00%   17.45%
   2003...............................................   162,753    13.71     2,231     1.45%        0.00%   37.09%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 1,256,665    11.73    14,739     1.45%        6.62%    7.95%
   2003...............................................   695,216    10.86     7,553     1.45%        7.39%    8.64%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................   475,092   $10.66   $ 5,064     1.45%        4.15%    6.01%
   2003............................................   272,805    10.06     2,743     1.45%        3.05%    0.55%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................ 2,778,605    10.44    29,002     1.45%        2.55%    3.37%
   2003............................................ 1,323,651    10.10    13,366     1.45%        2.87%    0.98%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004............................................    52,389    14.03       735     1.45%        0.00%   13.71%
   2003............................................       547    12.34         7     1.45%        0.00%   23.35%
 Jennison Portfolio -- Class II Shares
   2004............................................    31,225    13.05       408     1.45%        0.06%    7.63%
   2003............................................    10,293    12.13       125     1.45%        0.00%   21.28%
Rydex Variable Trust:
 OTC Fund
   2004............................................   107,093    13.80     1,477     1.45%        0.00%    7.76%
   2003............................................    75,902    12.80       972     1.45%        0.00%   28.02%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004............................................   275,816    13.78     3,799     1.45%        0.22%    6.51%
   2003............................................    82,461    12.93     1,067     1.45%        0.00%   29.34%
Scudder Variable Series II
 SVS Dreman High Return Equity Portfolio --
   Class B Shares
   2004............................................       401    14.37         6     1.45%        0.00%   11.98%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................ 1,199,588    14.48    17,369     1.45%        0.64%   15.73%
   2003............................................   391,710    12.51     4,901     1.45%        0.38%   25.12%
 Emerging Growth Portfolio -- Class II Shares
   2004............................................   170,730    12.46     2,127     1.45%        0.00%    5.23%
   2003............................................    95,304    11.84     1,128     1.45%        0.00%   18.41%

Type X:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................    48,466    10.43       506     1.85%        0.00%    4.31%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004............................................    19,798    10.08       200     1.85%        0.00%    0.81%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004............................................     2,894    10.62        31     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................     4,408    10.10        45     1.85%        0.44%    1.00%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................  50,807   $10.50   $  534     1.85%        0.74%    5.03%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     425    10.53        4     1.85%        0.00%    5.35%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................   1,392    10.35       14     1.85%        0.00%    3.52%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   1,660     9.90       16     1.85%        0.00%   (0.98)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  82,722    10.07      833     1.85%        2.99%    0.70%
 VT Worldwide Health Sciences Fund
   2004...............................................  27,141     9.83      267     1.85%        0.00%   (1.72)%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...............................................   5,105    10.60       54     1.85%        0.00%    6.00%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  25,494    10.73      274     1.85%        6.83%    7.28%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  93,674    10.78    1,010     1.85%        0.00%    7.79%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  21,925    10.33      227     1.85%        0.00%    3.35%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 201,915    10.96    2,213     1.85%        0.19%    9.60%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................   9,247     9.43       87     1.85%        0.00%   (5.74)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................  73,504    10.57      777     1.85%        1.35%    5.73%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................  26,654    10.09      269     1.85%        0.74%    0.95%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   5,755     9.59       55     1.85%        0.13%   (4.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................... 121,775    11.60    1,412     1.85%        0.00%   15.99%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................  20,301    11.24      228     1.85%        0.00%   12.43%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................  50,938    10.04      511     1.85%        4.53%    0.38%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type X:                                                  Units   Unit Value  000s    Net Assets     Ratio    Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2004...............................................    60,203   $11.05   $   665     1.85%        1.04%   10.52%
 Money Market Fund
   2004...............................................    38,012     9.92       377     1.85%        0.96%   (0.77)%
 Premier Growth Equity Fund
   2004...............................................    41,730    10.29       429     1.85%        0.61%    2.92%
 Real Estate Securities Fund
   2004...............................................    35,170    12.42       437     1.85%        6.13%   24.21%
 S&P 500(R) Index Fund
   2004...............................................    92,137    10.47       965     1.85%        1.59%    4.72%
 Small-Cap Value Equity Fund
   2004...............................................    77,097    10.79       832     1.85%        6.53%    7.93%
 Total Return Fund
   2004............................................... 2,139,933    10.37    22,199     1.85%        1.85%    3.74%
 U.S. Equity Fund
   2004...............................................    28,214    10.36       292     1.85%        1.30%    3.60%
 Value Equity Fund
   2004...............................................    37,191    10.49       390     1.85%        1.28%    4.87%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................    15,952    10.02       160     1.85%        0.00%    0.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................    35,046    10.44       366     1.85%        2.25%    4.42%
 Capital Appreciation Portfolio -- Service Shares
   2004...............................................       881    11.24        10     1.85%        0.03%   12.40%
 International Growth Portfolio -- Service Shares
   2004...............................................     8,860    10.97        97     1.85%        0.86%    9.75%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004...............................................    15,604    10.85       169     1.85%        2.26%    8.49%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004...............................................     2,062    10.83        22     1.85%        0.17%    8.35%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004...............................................     8,814    11.19        99     1.85%       19.09%   11.86%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004...............................................    19,506    10.28       200     1.85%        0.00%    2.77%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................     4,255    10.60        45     1.85%        0.44%    6.05%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004...............................................    19,998     9.70       194     1.85%        0.00%   (2.96)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................  16,456   $12.07   $  199     1.85%        1.26%   20.65%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  84,175    10.96      923     1.85%        0.00%    9.63%
 Nations Marsico International Opportunities Portfolio
   2004............................................... 102,549    10.73    1,100     1.85%        0.53%    7.25%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................   7,188    11.21       81     1.85%        0.00%   12.05%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004............................................... 148,028    10.92    1,616     1.85%        0.00%    9.20%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004...............................................  48,453    10.17      493     1.85%        0.20%    1.72%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................... 106,323    11.07    1,177     1.85%        1.10%   10.68%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004...............................................  31,368    10.34      324     1.85%        0.69%    3.41%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................  26,875    11.03      296     1.85%        0.00%   10.32%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  63,238    10.68      676     1.85%        6.62%    6.84%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................   5,062    10.32       52     1.85%        4.15%    3.24%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 140,811    10.18    1,433     1.85%        2.55%    1.78%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................   7,659    10.93       84     1.85%        0.00%    9.27%
 Jennison Portfolio -- Class II Shares
   2004...............................................     321    10.35        3     1.85%        0.06%    3.53%
Rydex Variable Trust:
 OTC Fund
   2004...............................................   7,821    10.52       82     1.85%        0.00%    5.16%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  10,559    10.01      106     1.85%        0.22%    0.09%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  64,668    10.95      708     1.85%        0.64%    9.45%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   5,205    10.22       53     1.85%        0.00%    2.20%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XI:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................    42,247   $10.76   $   455     1.85%        0.00%    7.64%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................     6,317    10.62        67     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................     8,908    10.66        95     1.85%        0.44%    6.57%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................    27,125    10.81       293     1.85%        0.74%    8.14%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     4,345    10.53        46     1.85%        0.00%    5.35%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................    11,112    10.91       121     1.85%        0.00%    9.15%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................    12,116    10.67       129     1.85%        6.83%    6.73%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................   214,116    10.33     2,213     1.85%        0.00%    3.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................    17,355    10.97       190     1.85%        1.35%    9.74%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................    16,001    10.43       167     1.85%        0.13%    4.30%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................    29,081    12.20       355     1.85%        0.00%   22.04%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................    40,814    10.23       418     1.85%        4.53%    2.30%
 Mid-Cap Equity Fund
   2004...............................................    11,252    11.46       129     1.85%        1.04%   14.58%
 Money Market Fund
   2004...............................................   102,071     9.95     1,016     1.85%        0.96%   (0.51)%
 Small-Cap Value Equity Fund
   2004...............................................     9,652    11.07       107     1.85%        6.53%   10.68%
 Total Return Fund
   2004............................................... 2,646,694    10.66    28,204     1.85%        1.85%    6.56%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................     3,798    10.58        40     1.85%        0.00%    5.79%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XI:                                                  Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                 ------- ---------- ------ ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004................................................. 128,105   $10.76   $1,378     1.85%        2.25%    7.58%
 International Growth Portfolio -- Service Shares
   2004.................................................  21,993    11.35      250     1.85%        0.86%   13.54%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   9,040    10.85       98     1.85%        2.26%    8.49%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   1,334    11.19       15     1.85%       19.09%   11.86%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004.................................................   2,119    10.85       23     1.85%        0.00%    8.52%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  13,398    10.61      142     1.85%        0.00%    6.12%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................  32,887    11.25      370     1.85%        0.00%   12.55%
 Nations Marsico International Opportunities Portfolio
   2004.................................................  61,588    10.98      676     1.85%        0.53%    9.80%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................. 132,008    10.92    1,441     1.85%        0.00%    9.20%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.................................................   6,730    11.78       79     1.85%        0.00%   17.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................  13,214    10.81      143     1.85%        6.62%    8.08%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004.................................................   7,912    10.66       84     1.85%        4.15%    6.59%
 Total Return Portfolio -- Administrative Class Shares
   2004................................................. 102,615    10.32    1,059     1.85%        2.55%    3.18%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004.................................................     662    10.91        7     1.85%        0.06%    9.12%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.................................................   8,999    10.65       96     1.85%        0.22%    6.46%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.................................................  15,109    11.32      171     1.85%        0.64%   13.23%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XII:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                              --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................    10,413   $10.76   $   112     1.95%        0.00%    7.56%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................        18    10.62         1     1.95%        0.62%    6.23%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................     5,648    10.65        60     1.95%        0.44%    6.49%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................    12,931    10.81       140     1.95%        0.74%    8.07%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     4,595    10.53        48     1.95%        0.00%    5.33%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................     3,602    10.91        39     1.95%        0.00%    9.07%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................     3,057    10.67        33     1.95%        6.83%    6.65%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................    91,441    10.33       944     1.95%        0.00%    3.28%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................    15,898    10.97       174     1.95%        1.35%    9.66%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................       384    10.42         4     1.95%        0.13%    4.22%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................    16,419    12.20       200     1.95%        0.00%   21.96%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................     8,059    10.22        82     1.95%        4.53%    2.23%
 Mid-Cap Equity Fund
   2004...............................................     5,243    11.45        60     1.95%        1.04%   14.50%
 Money Market Fund
   2004...............................................    55,239     9.94       549     1.95%        0.96%   (0.58)%
 Small-Cap Value Equity Fund
   2004...............................................     3,129    11.06        35     1.95%        6.53%   10.60%
 Total Return Fund
   2004............................................... 1,783,009    10.65    18,987     1.95%        1.85%    6.49%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................    11,344    10.57       120     1.95%        0.00%    5.72%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XII:                                                 Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                 ------ ---------- ---- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................. 14,502   $10.75   $156     1.95%        2.25%    7.51%
 International Growth Portfolio -- Service Shares
   2004..................................................  6,949    11.35     79     1.95%        0.86%   13.46%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004..................................................  3,813    10.84     41     1.95%        2.26%    8.41%
 Merrill Lynch Value Opportunities V.I. Fund -- Class III
   Shares
   2004..................................................  2,498    11.18     28     1.95%       19.09%   11.79%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004..................................................    627    10.84      7     1.95%        0.00%    8.44%
 MFS(R) New Discovery Series -- Service Class Shares
   2004..................................................  1,785    10.60     19     1.95%        0.00%    6.04%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................. 18,129    11.25    204     1.95%        0.00%   12.47%
 Nations Marsico International Opportunities Portfolio
   2004.................................................. 39,132    10.97    429     1.95%        0.53%    9.73%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................. 47,184    10.91    515     1.95%        0.00%    9.12%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004..................................................  8,840    11.77    104     1.95%        0.00%   17.71%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................. 10,569    10.80    114     1.95%        6.62%    8.00%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004..................................................  9,496    10.65    101     1.95%        4.15%    6.52%
 Total Return Portfolio -- Administrative Class Shares
   2004.................................................. 64,017    10.31    660     1.95%        2.55%    3.11%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004..................................................    836    10.90      9     1.95%        0.06%    9.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004..................................................  5,016    10.64     53     1.95%        0.22%    6.39%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.................................................. 16,006    11.32    181     1.95%        0.64%   13.16%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................... 17,323   $10.41   $180     2.10%        0.00%    4.07%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  7,209    10.06     73     2.10%        0.00%    0.58%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................    664    10.08      7     2.10%        0.44%    0.77%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 38,378    10.48    402     2.10%        0.74%    4.80%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................  4,058    10.53     43     2.10%        0.00%    5.31%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................  7,049    10.33     73     2.10%        0.00%    3.28%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................  1,086     9.88     11     2.10%        0.00%   (1.20)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  4,863    10.05     49     2.10%        2.99%    0.47%
 VT Worldwide Health Sciences Fund
   2004...............................................  3,786     9.81     37     2.10%        0.00%   (1.94)%
Federated Insurance Series:
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  2,499    10.75     27     2.10%        0.00%    7.55%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  5,261    10.32     54     2.10%        0.00%    3.17%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 13,988    10.94    153     2.10%        0.19%    9.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................... 12,814    10.55    135     2.10%        1.35%    5.49%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................    249    10.07      3     2.10%        0.74%    0.72%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................  3,921     9.57     38     2.10%        0.13%   (4.33)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................  4,543    11.57     53     2.10%        0.00%   15.73%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................    455    11.22      5     2.10%        0.00%   12.24%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................  6,209    10.02     62     2.10%        4.53%    0.15%
 Mid-Cap Equity Fund
   2004...............................................  8,064    11.03     89     2.10%        1.04%   10.27%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                               ------- ---------- ------ ------------- ---------- ------
 Money Market Fund
   2004.................................................   2,870   $ 9.90   $   28     2.10%        0.96%   (0.99)%
 Premier Growth Equity Fund
   2004.................................................  33,410    10.27      343     2.10%        0.61%    2.68%
 Real Estate Securities Fund
   2004.................................................   3,678    12.39       46     2.10%        6.13%   23.93%
 S&P 500(R) Index Fund
   2004.................................................   4,848    10.45       51     2.10%        1.59%    4.49%
 Small-Cap Value Equity Fund
   2004.................................................  12,763    10.77      137     2.10%        6.53%    7.69%
 Total Return Fund
   2004................................................. 260,913    10.35    2,701     2.10%        1.85%    3.51%
 Value Equity Fund
   2004.................................................     238    10.46        2     2.10%        1.28%    4.64%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................  12,181     9.99      122     2.10%        0.00%   (0.05)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................   3,089    10.42       32     2.10%        2.25%    4.18%
 International Growth Portfolio -- Service Shares
   2004.................................................  12,609    10.95      138     2.10%        0.86%    9.50%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................      99    10.83        1     2.10%        2.26%    8.30%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   1,130    11.17       13     2.10%       19.09%   11.67%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................     238    10.58        3     2.10%        0.44%    5.81%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................   3,723     9.68       36     2.10%        0.00%   (3.17)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................  19,041    10.94      208     2.10%        0.00%    9.38%
 Nations Marsico International Opportunities Portfolio
   2004.................................................  10,725    10.70      115     2.10%        0.53%    7.01%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................     605    10.90        7     2.10%        0.00%    9.01%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004.................................................  11,911    10.15      121     2.10%        0.20%    1.49%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004.................................................  12,740    11.04      141     2.10%        1.10%   10.43%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                ------ ---------- ---- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004..................................................  5,474   $10.32   $ 56     2.10%        0.69%    3.18%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004..................................................  4,194    11.01     46     2.10%        0.00%   10.07%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................. 14,189    10.66    151     2.10%        6.62%    6.60%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004.................................................. 26,530    10.30    273     2.10%        4.15%    3.01%
 Total Return Portfolio -- Administrative Class Shares
   2004.................................................. 31,365    10.16    319     2.10%        2.55%    1.55%
Rydex Variable Trust:
 OTC Fund
   2004..................................................  7,752    10.49     81     2.10%        0.00%    4.93%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004..................................................  1,209     9.99     12     2.10%        0.22%   (0.13)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004..................................................  2,983    10.92     33     2.10%        0.64%    9.21%
 Emerging Growth Portfolio -- Class II Shares
   2004..................................................  3,451    10.20     35     2.10%        0.00%    1.97%

Type XIV:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004..................................................    654    10.75      7     2.10%        0.00%    7.45%
 AIM V.I. International Growth Fund -- Series II shares
   2004..................................................    436    10.62      5     2.10%        0.62%    6.21%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004..................................................    287    10.64      3     2.10%        0.44%    6.38%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2004..................................................  7,844    10.80     85     2.10%        0.74%    7.96%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004..................................................    298    10.90      3     2.10%        0.00%    8.96%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..................................................     79    10.65      1     2.10%        6.83%    6.54%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004.................................................. 28,249    10.32    291     2.10%        0.00%    3.17%
 VIP Equity-Income Portfolio -- Service Class 2
   2004..................................................    556    10.95      6     2.10%        1.35%    9.55%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XIV:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   4,967   $10.41   $   52     2.10%        0.13%    4.12%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................   7,762    12.18       95     2.10%        0.00%   21.83%
GE Investments Funds, Inc.:
 Mid-Cap Equity Fund
   2004...............................................   2,391    11.44       27     2.10%        1.04%   14.39%
 Money Market Fund
   2004...............................................  30,852     9.93      306     2.10%        0.96%   (0.68)%
 Small-Cap Value Equity Fund
   2004...............................................   1,690    11.05       19     2.10%        6.53%   10.49%
 Total Return Fund
   2004............................................... 924,096    10.64    9,831     2.10%        1.85%    6.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004...............................................     476    10.56        5     2.10%        0.00%    5.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................  20,112    10.74      216     2.10%        2.25%    7.40%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................   1,128    10.59       12     2.10%        0.00%    5.93%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  12,403    11.24      139     2.10%        0.00%   12.36%
 Nations Marsico International Opportunities Portfolio
   2004...............................................  23,413    10.96      257     2.10%        0.53%    9.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  29,108    10.90      317     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   4,778    11.76       56     2.10%        0.00%   17.59%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................   6,209    10.79       67     2.10%        6.62%    7.89%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................   5,215    10.64       55     2.10%        4.15%    6.41%
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................  32,298    10.30      333     2.10%        2.55%    3.00%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004...............................................     376    10.89        4     2.10%        0.06%    8.94%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  20,331    11.30      230     2.10%        0.64%   13.04%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XV:                                                  Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                 ------- ---------- ------ ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004.................................................  11,143   $10.74   $  120     2.20%        0.00%    7.38%
 AIM V.I. International Growth Fund -- Series II shares
   2004.................................................   3,295    10.62       35     2.20%        0.62%    6.19%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004.................................................   4,874    10.79       53     2.20%        0.74%    7.88%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004.................................................   2,543    10.65       27     2.20%        6.83%    6.47%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004.................................................  35,661    10.31      368     2.20%        0.00%    3.10%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.................................................   8,643    10.95       95     2.20%        1.35%    9.47%
 VIP Growth Portfolio -- Service Class 2
   2004.................................................   3,892    10.40       40     2.20%        0.13%    4.05%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.................................................   8,856    12.17      108     2.20%        0.00%   21.75%
GE Investments Funds, Inc.:
 Income Fund
   2004.................................................     484    10.21        5     2.20%        4.53%    2.05%
 Mid-Cap Equity Fund
   2004.................................................   3,551    11.43       41     2.20%        1.04%   14.31%
 Money Market Fund
   2004.................................................  31,741     9.93      315     2.20%        0.96%   (0.74)%
 Small-Cap Value Equity Fund
   2004.................................................   2,399    11.04       26     2.20%        6.53%   10.41%
 Total Return Fund
   2004................................................. 493,492    10.63    5,246     2.20%        1.85%    6.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................   6,108    10.55       64     2.20%        0.00%    5.54%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................  61,409    10.73      659     2.20%        2.25%    7.32%
 International Growth Portfolio -- Service Shares
   2004.................................................   7,684    11.33       87     2.20%        0.86%   13.27%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   1,423    10.82       15     2.20%        2.26%    8.23%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................     541    11.16        6     2.20%       19.09%   11.59%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income   Total
Type XV:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                ------ ---------- ---- ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................  3,402   $10.59   $ 36     2.20%        0.00%    5.86%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................ 10,915    11.23    123     2.20%        0.00%   12.28%
 Nations Marsico International Opportunities Portfolio
   2004................................................ 18,027    10.95    197     2.20%        0.53%    9.54%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................ 54,629    10.89    595     2.20%        0.00%    8.94%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004................................................  3,172    11.75     37     2.20%        0.00%   17.51%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004................................................  5,298    10.78     57     2.20%        6.62%    7.82%
 Total Return Portfolio -- Administrative Class Shares
   2004................................................ 46,520    10.29    479     2.20%        2.55%    2.93%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004................................................  2,403    10.89     26     2.20%        0.06%    8.86%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004................................................  4,173    10.62     44     2.20%        0.22%    6.20%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004................................................  6,642    11.30     75     2.20%        0.64%   12.96%

Type XVI:
---------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004................................................ 14,516    10.06    146     2.00%        2.99%    0.56%
GE Investments Funds, Inc.:
 Total Return Fund
   2004................................................ 12,068    10.36    125     2.00%        1.85%    3.60%

Type XVII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004................................................  3,427    10.75     37     2.00%        0.00%    7.53%
 AIM V.I. International Growth Fund -- Series II shares
   2004................................................  2,816    10.62     30     2.00%        0.62%    6.22%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................    289    10.65      3     2.00%        0.44%    6.46%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XVII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................     214   $10.80   $    2     2.00%        0.74%    8.03%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     149    10.53        2     2.00%        0.00%    5.33%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................     281    10.90        3     2.00%        0.00%    9.04%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................      95    10.66        1     2.00%        6.83%    6.62%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  27,580    10.32      285     2.00%        0.00%    3.24%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................   3,369    10.96       37     2.00%        1.35%    9.62%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   4,179    10.42       44     2.00%        0.13%    4.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................   2,395    12.19       29     2.00%        0.00%   21.91%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................   8,121    10.22       83     2.00%        4.53%    2.19%
 Money Market Fund
   2004...............................................   6,208     9.94       62     2.00%        0.96%   (0.61)%
 Total Return Fund
   2004............................................... 118,802    10.65    1,265     2.00%        1.85%    6.45%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................   1,848    10.75       20     2.00%        2.25%    7.47%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................     121    10.60        1     2.00%        0.00%    6.01%
Nations Separate Account Trust:
 Nations Marsico International Opportunities Portfolio
   2004...............................................   2,863    10.97       31     2.00%        0.53%    9.69%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  26,364    10.91      288     2.00%        0.00%    9.09%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   1,653    11.77       19     2.00%        0.00%   17.67%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................   1,433    10.80       15     2.00%        6.62%    7.97%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004...............................................    239   $10.65   $  3     2.00%        4.15%    6.49%
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................    883    10.31      9     2.00%        2.55%    3.07%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................    241    10.63      3     2.00%        0.22%    6.35%

Type XVIII:
-----------
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  3,795    10.32     39     2.10%        0.00%    3.17%
GE Investments Funds, Inc.:
 Total Return Fund
   2004............................................... 54,290    10.64    578     2.10%        1.85%    6.38%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................  3,651    10.74     39     2.10%        2.25%    7.40%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  3,610    10.90     39     2.10%        0.00%    9.01%

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   (b) Exhibits


(1)(a)      Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of the Variable Account.
            Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(1)(a)(i)   Resolution of Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of Life of Virginia Separate
            Account 4 to GE Life and Annuity Separate Account 4. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(1)(a)(ii)  Resolution of the Board of Directors of Genworth Life and Annuity
            Insurance Company authorizing the change in name GE Life & Annuity
            Separate Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Filed herewith.

(1)(b)      Resolution of Board of Directors of GE Life and Annuity Assurance
            Company authorizing the establishment of an additional investment subaccount of the Variable Account, investing in shares of GE Total
            Return Fund of GE Investments Funds, Inc. Previously filed on October
            31, 2001 with initial filing to Form S-6 for GE Life & Annuity
            Separate Account II, Registration No. 333-72572.

(1)(b)(i)   Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Filed herewith.

(2)         Not applicable.

(3)(a)      Underwriting Agreement dated December 1, 2001 between GE Life and
            Annuity Assurance Company and Capital Brokerage Corporation.
            Previously filed on December 13, 2001 with Pre-Effective No. 1 to
            Form S-1 for GE Life and Annuity Assurance Company, Registration
            No. 333-69620.

(3)(b)      Dealer Sales Agreement. Previously filed on December 13, 2001 with
            Pre-Effective No. 1 to Form S-1 for GE Life and Annuity Assurance
            Company, Registration No. 333-69620.

(4)(a)(i)   Contract Form P1161 3/01. Previously filed on January 15, 2002 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-67904.

(4)(b)(i)   Waiver of Scheduled Purchase Payments Upon Disability Rider P5163
            3/01. Previously filed on January 15, 2002 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67904.

(4)(a)(ii)  Waiver of Scheduled Purchase Payments Upon Unemployment Rider P5164
            3/01. Previously filed on January 15, 2002 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67904.

(4)(b)(iii) Waiver of Scheduled Purchase Payments Joint Annuity Life Rider P5165
            3/01. Previously filed on January 15, 2002 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67904.

(4)(b)(iv) Guaranteed Minimum Income Payment Endorsement P5168 3/01. Previously filed on January 15, 2002 with Pre-Effective Amendment No. 1 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration No.
            333-67904.


(4)(b)(v)   Joint Annuitant Endorsement P5219 1/03. Previously filed on February
            18, 2003 with Post-Effective Amendment No. 2 to Form N-4 for GE Life
            & Annuity Separate Account 4, Registration No. 333-67904.

(4)(b)(vi)  Funding Annuity Endorsement P5230 1/03. Previously filed on February
            18, 2003 with Post-Effective Amendment No. 2 to Form N-4 for GE Life
            & Annuity Separate Account 4, Registration No. 333-67904.

(5)         Variable Annuity Application Form 18087 8/2001. Previously filed on
            January 16, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-67904.

(5)(a)      Form of Additional Payment Allocation Request. Previously filed on
            January 16, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-67904.

(5)(b)      Variable Annuity Application -- Additional Riders Form 18087RDR
            8/2001. Previously filed on January 16, 2002 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67904.

(6)(a)      Amended and Restated Articles of Incorporation of Genworth Life and
            Annuity Insurance Company. Filed herewith.

(6)(b) By-Laws of Genworth Life and Annuity Insurance Company. Filed herewith.

(7)         Reinsurance Agreement. Previously filed on April 17, 2003 with
            Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-67904.

(8)(a)(i)   Participation Agreement between GE Investments Funds, Inc. and The
            Life Insurance Company of Virginia. Previously filed on December 18,
            1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-62695.

(8)(a)(ii)  Amendment to Participation Agreement between GE Investments Funds,
            Inc. and GE Life and Annuity Assurance Company. Previously filed on
            April 30, 1999 with Pre-Effective Amendment No. 1 to Form N-4 for GE
            Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(a)(iii) Amendment to Participation Agreement between GE Investments Funds,
            Inc., and GE Life and Annuity Assurance Company. Previously filed on
            June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
            Life and Annuity Separate Account 4, Registration No. 333-31172.

(9)         Opinion and Consent of Counsel. Filed herewith.

(10)        Other Opinions. Previously filed on April 27, 2005 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-67904.

(11)        Not applicable.

(12)        Not applicable.

(13) Schedule Showing Computation for Performance Data. Previously filed on April 22, 2002 with Post-Effective Amendment No. 1 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-67902.

Item 25.  Directors and Officers of the Depositor



Paul A. Haley             Director, Senior Vice President and Chief Actuary

Robert T. Methven         Director and Senior Vice President

Daniel C. Munson          Director and Senior Vice President

Leon E. Roday(3)          Director and Senior Vice President

Pamela S. Schutz          Chairperson of the Board, President and Chief Executive
                          Officer

Geoffrey S. Stiff         Director and Senior Vice President

Thomas M. Stinson(2)      Director and Senior Vice President

Brian W. Haynes           Director and Senior Vice President

John G. Apostle II        Senior Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller     Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

James H. Reinhart         Senior Vice President

Heather C. Harker         Vice President and Associate General Counsel

John A. Zelinske          Vice President and Controller

Gary T. Prizzia(1)        Treasurer



The principal business address for those listed above is Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company), 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.


(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6630 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(4) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                  [FLOW CHART]

*General Electric Company

   A provider of products including major appliances; lighting products; industrial automation products; medical diagnostic imaging systems; bioscience assays and separation technology products; electrical distribution and control equipment; locomotives; power generation and delivery products; nuclear power support services and fuel assemblies; commercial and military aircraft jet engines; chemicals and equipment for treatment of water and process systems; security equipment and systems; and engineered materials, such as plastics and silicones.

   In addition, General Electric Company provides services including product services; electrical product supply houses; electrical apparatus installation, engineering, and repair and rebuilding services. Through our affiliate, NBC Universal, Inc., we produce and deliver network television services, operate television stations, produce and distribute motion pictures, operate cable/satellite networks, operate theme parks, and program activities in multimedia and the Internet. Through another affiliate, General Electric Capital Services, Inc., we offer a broad array of financial and other services including consumer financing, commercial and industrial financing, real estate financing, asset management and leasing, mortgage services, consumer savings and insurance services, and specialty insurance and reinsurance.

Item 27.  Number of Contractowners


   As of December 20, 2005 there were 8,853 owners of Qualified Contracts and 5,424 owners of Non-Qualified Contracts.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.


   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account II) and Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4).


   (b) Management

       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Richard P. McKenney. 6620 W. Broad St.        Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President and Chief Compliance
                     2nd Floor                Officer
                     Stamford, CT 06905
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
William E. Daner,    6610 W. Broad St.        Vice President, Counsel and Secretary
  Jr................ Richmond, VA 23230
J. Kevin             6610 W. Broad Street     Vice President and Chief Financial Officer
  Helmintoller...... Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
John A. Zelinske.... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230

       Name                 Address         Positions and Offices with Underwriter
       ----                 -------         --------------------------------------
James J. Kuncl...... 200 N. Martingale Rd. Vice President
                     Schaumburg, IL 60173
Scott R. Lindquist.. 6620 W. Broad St.     Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street  Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.     Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.     Vice President and Financial & Operations
                     Richmond, VA 23230    Principal

   (c)

                                    (2)
                              Net Underwriting       (3)           (4)
             (1)               Discounts and   Compensation on  Brokerage      (5)
Name of Principal Underwriter   Commissions      Redemption    Commissions Compensation
----------------------------- ---------------- --------------- ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     12.0%    $83.3 million

Item 30.  Location of Accounts and Records


   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) at 6610 West Broad Street, Richmond, Virginia 23230.


Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.


  STATEMENT PURSUANT TO RULE 26(f) OF THE INVESTMENT COMPANY ACT OF 1940


   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940


   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.


  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS


   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 3rd day of January, 2006.



                                              GENWORTH LIFE & ANNUITY VA
                                                SEPARATE ACCOUNT 1
                                              (Registrant)

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S. Stiff
                                                      Senior Vice President

                                              By: GENWORTH LIFE AND ANNUITY
                                                    INSURANCE COMPANY
                                                  (Depositor)

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S. Stiff
                                                      Senior Vice President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              Name                       Title                   Date
              ----                       -----                   ----

     /s/  PAMELA S. SCHUTZ*  Chairperson of the Board,      January 3, 2006
     -----------------------   President and Chief
        Pamela S. Schutz       Executive Officer

       /s/  PAUL A. HALEY*   Director, Senior Vice          January 3, 2006
     -----------------------   President and Chief Actuary
          Paul A. Haley

      /s/  BRIAN W. HAYNES*  Director and Senior Vice       January 3, 2006
     -----------------------   President
         Brian W. Haynes

     /s/  ROBERT T. METHVEN* Director and Senior Vice       January 3, 2006
     -----------------------   President
        Robert T. Methven

     /s/  DANIEL C. MUNSON*  Director and Senior Vice       January 3, 2006
     -----------------------   President
        Daniel C. Munson

       /s/  LEON E. RODAY*   Director and Senior Vice       January 3, 2006
     -----------------------   President
          Leon E. Roday

     /s/  GEOFFREY S. STIFF  Director and Senior Vice       January 3, 2006
     -----------------------   President
        Geoffrey S. Stiff

     /s/  THOMAS M. STINSON* Director and Senior Vice       January 3, 2006
     -----------------------   President
        Thomas M. Stinson

              Name                         Title                   Date
              ----                         -----                   ----

      /s/  THOMAS E. DUFFY*    Senior Vice President,         January 3, 2006
   ---------------------------   General Counsel and
         Thomas E. Duffy         Secretary

   /s/  J. KEVIN HELMINTOLLER* Senior Vice President and      January 3, 2006
   ---------------------------   Chief Financial Officer
      J. Kevin Helmintoller

     /s/  JOHN A. ZELINSKE*    Vice President and Controller  January 3, 2006
   ---------------------------
        John A. Zelinske



   *By: /s/  GEOFFREY S. STIFF , pursuant to Power of         January 3, 2006
        ----------------------   Attorney executed on July
          Geoffrey S. Stiff      25, 2005.